UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA	94403-1906
(Address of principal executive offices)	(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/07

Item 1.	Reports to Stockholders.

JUNE 30, 2007

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

SEMIANNUAL

REPORT

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

TABLE OF CONTENTS

Important Notes to Performance Information	i
Fund Summaries
Franklin Flex Cap Growth Securities Fund	FFC-1
*Prospectus Supplement	FFC-8
Franklin Global Communications Securities Fund	FGC-1
Franklin Global Real Estate Securities Fund (formerly Franklin Real Estate Fund)	FGR-1
*Prospectus Supplement	FGR-7
Franklin Growth and Income Securities Fund	FGI-1
Franklin High Income Securities Fund (formerly Franklin High Income Fund)	FH-1
Franklin Income Securities Fund	FI-1
Franklin Large Cap Growth Securities Fund	FLG-1
Franklin Large Cap Value Securities Fund	FLV-1
*Prospectus Supplement	FLV-7
Franklin Money Market Fund	FM-1
Franklin Rising Dividends Securities Fund	FRD-1
Franklin Small Cap Value Securities Fund	FSV-1
Franklin Small-Mid Cap Growth Securities Fund	FSC-1
Franklin Strategic Income Securities Fund	FSI-1
Franklin U.S. Government Fund	FUS-1
Franklin Zero Coupon Fund 2010	FZ10-1
Mutual Discovery Securities Fund	MD-1
Mutual Shares Securities Fund	MS-1
Templeton Developing Markets Securities Fund	TD-1
Templeton Foreign Securities Fund	TF-1
Templeton Global Asset Allocation Fund	TGA-1
*Prospectus Supplement	TGA-11
Templeton Global Income Securities Fund	TGI-1
Templeton Growth Securities Fund	TG-1
Index Descriptions	I-1
Shareholder Information	SI-1

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 2

IMPORTANT NOTES TO

PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

We are pleased to bring you Franklin Flex Cap Growth Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Flex Cap Growth Securities Fund – Class 2 delivered a total return of +8.93% for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Flex Cap Growth Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FFC-1

Fund Goal and Main Investments: Franklin Flex Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies across the entire market capitalization spectrum that the manager believes have the potential for capital appreciation.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Russell 3000® Growth Index, which had a total return of +8.22% for the same period.1

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller, newer or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may invest a significant portion of its assets in California, which may involve increased volatility associated with economic or regulatory developments in the state. The Fund may have significant investments in particular sectors such as technology, which can be highly volatile. The Fund’s prospectus also includes a description of the main investment risks.

FFC-2

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor’s 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that we believe present a good trade-off between that potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, and strong management are all factors we believe may contribute to strong growth potential.

In choosing individual equity investments, we consider sectors that we believe have growth potential and fast growing, innovative companies within those sectors. In evaluating sector weightings in the Fund’s investment portfolio, we consider, but may deviate from, the relative weightings of sectors in the Russell 3000 Growth Index.

Manager’s Discussion

Among the most significant contributors to the Fund’s performance relative to the Russell 3000 Growth Index for the period under review were leading aerospace and power generation parts maker Precision Castparts, oil and gas drilling equipment producer Smith International, and wireless communications company NII Holdings.

From a sector perspective, our investments in the electronic technology sector were the largest contributors to relative performance for the reporting period. Most notably, stock selection in the aerospace and defense industry benefited performance, where our positions in Precision

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FFC-3

Castparts and imaging products manufacturer FLIR Systems were key contributors. Global positioning system (GPS) navigation products maker Garmin, within the telecommunications equipment industry, was an additional contributor to relative performance for the Fund.

Our overweighted allocation relative to the index in the communications sector also boosted Fund performance. Within the wireless telecommunications industry, significant contributors were NII Holdings and America Movil, Latin America’s top mobile phone company, which is not part of the index.

Driven by stock selection, the retail trade sector also positively affected relative performance for the period. Within the drugstore chains industry, our position in CVS Caremark drove sector performance.

The Fund had some detractors from relative performance during the period, including leading network-attached storage systems vendor Network Appliance, rack-mounted computer server provider Rackable Systems (sold by period-end), and specialty coffee retailer Starbucks.

By sector, stock selection in the technology services sector weighed on the Fund’s relative performance for the period. Within the information technology services industry, our holdings in non-index component Amdocs, a supplier of operations support software for telecommunications service providers, and Cognizant Technology Solutions, an application maintenance services and data warehousing company, were detractors. Our positions in Internet software and services companies Akamai Technologies and Internap Network Services also hurt relative results.

Additionally, the Fund’s relative performance for the period was negatively affected by some holdings in the commercial services sector. In the financial publishing and services industry, positions in credit rating and financial information publisher Moody’s and outsourced investment and fund processing vendor SEI Investments pressured results. Business research and analysis services provider Corporate Executive Board (sold by period-end) also detracted from performance.

Top 10 Holdings

Franklin Flex Cap Growth

Securities Fund

6/30/07

Company Sector/Industry	% of Total Net Assets
NII Holdings Inc.	2.6%
Communications
Google Inc., A	2.5%
Technology Services
Roche Holding AG, ADR (Switzerland)	2.1%
Health Technology
Schering-Plough Corp.	2.1%
Health Technology
Apple Inc.	2.0%
Electronic Technology
Cisco Systems Inc.	1.9%
Electronic Technology
Chicago Mercantile Exchange Holdings Inc.	1.9%
Finance
QUALCOMM Inc.	1.9%
Electronic Technology
Hewlett-Packard Co.	1.8%
Electronic Technology
T. Rowe Price Group Inc.	1.8%
Finance

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FFC-4

Our underweighted allocation in the energy minerals sector hampered the Fund’s returns relative to the index as the sector performed well during the period. In particular, our underweighted exposure to the oil and gas production industry as well as not holding any coal industry stocks hindered relative performance.

Thank you for your participation in Franklin Flex Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FFC-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Flex Cap Growth Securities Fund – Class 2

FFC-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,089.30	$4.82
Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66

*Expenses are equal to the annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (0.93%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FFC-7

SUPPLEMENT DATED AUGUST 1, 2007

TO THE PROSPECTUS DATED MAY 1, 2007

OF

FRANKLIN FLEX CAP GROWTH SECURITIES FUND (FUND)

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus of the Fund is amended as follows.

I.	Footnote 1 to the “Annual Fund Operating Expenses” table on page FFC-5 is replaced with the following:

1.	The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.93% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.35%, respectively, exclusive of acquired fund fees and expenses.

II.	Under the “Management” section on page FFC-6 the second to last paragraph is replaced with the following:

The Fund pays Advisers a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, management fees, before any waiver or reduction, were 0.75% of the Fund’s average daily net assets. Under a contractual agreement by the manager to limit its fees until April 30, 2009, and the requirement that the manager reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.58% of its average daily net assets to the manager for its services. The manager is required by the Fund’s board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

Please keep this supplement for future reference.

FFC-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Flex Cap Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006		Period Ended December 31, 2005[g]

Class 2

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.14		$10.59		$10.00

Income from investment operations[a]:
Net investment income[b]	0.01		0.02		0.03
Net realized and unrealized gains (losses)	0.98		0.53		0.57

Total from investment operations	0.99		0.55		0.60

Less distributions from net investment income	(0.01)		—[f]		(0.01)

Net asset value, end of period	$12.12		$11.14		$10.59

Total return[c]	8.93%		5.20%		5.99%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.30%		1.32%		1.45%
Expenses net of waiver and payments by affiliates	0.93%	[e]	0.93%	[e]	0.93%	[e]
Net investment income	0.17%		0.19%		0.30%

Supplemental data
Net assets, end of period (000’s)	$84,001		$60,520		$26,935
Portfolio turnover rate	24.89%		67.01%		36.58%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Amount rounds to less than $0.01 per share.
[g]	For the period March 1, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

FFC-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks 90.9%
Commercial Services 4.0%
FactSet Research Systems Inc.	21,000	$1,435,350
Moody’s Corp.	14,610	908,742
SEI Investments Co.	36,000	1,045,440

		3,389,532

Communications 7.5%
America Movil SAB de CV, L, ADR (Mexico)	21,000	1,300,530
[a]American Tower Corp., A	34,000	1,428,000
AT&T Inc.	34,000	1,411,000
[a]NII Holdings Inc.	27,000	2,179,980

		6,319,510

Consumer Non-Durables 2.7%
[a]Hansen Natural Corp.	17,000	730,660
PepsiCo Inc.	12,000	778,200
The Procter & Gamble Co.	13,000	795,470

		2,304,330

Consumer Services 2.0%
Carnival Corp.	7,780	379,431
Citadel Broadcasting Co.	1,470	9,481
[a]Starbucks Corp.	20,000	524,800
The Walt Disney Co.	22,000	751,080

		1,664,792

Distribution Services 0.2%
[a]WESCO International Inc.	2,400	145,080

Electronic Technology 22.7%
[a]Apple Inc.	14,000	1,708,560
[a]Atheros Communications	14,000	431,760
[a]Cisco Systems Inc.	58,000	1,615,300
[a]FLIR Systems Inc.	25,000	1,156,250
Garmin Ltd. (Cayman Islands)	15,000	1,109,550
Harris Corp.	20,000	1,091,000
Hewlett-Packard Co.	34,000	1,517,080
[a]Juniper Networks Inc.	25,000	629,250
[a]Lam Research Corp.	14,000	719,600
Microchip Technology Inc.	35,000	1,296,400
[a]NETGEAR Inc.	11,000	398,750
[a]Network Appliance Inc.	21,000	613,200
[a]NVIDIA Corp.	29,000	1,197,990
Precision Castparts Corp.	10,000	1,213,600
QUALCOMM Inc.	36,000	1,562,040
Rockwell Collins Inc.	9,000	635,760
Texas Instruments Inc.	26,000	978,380
[a]Trimble Navigation Ltd.	36,000	1,159,200

		19,033,670

Energy Minerals 0.6%
Devon Energy Corp.	6,000	469,740

Finance 7.7%
Assurant Inc.	8,000	471,360
CapitalSource Inc.	34,003	836,134
Chicago Mercantile Exchange Holdings Inc.	3,000	1,603,080
The Goldman Sachs Group Inc.	5,830	1,263,652

FFC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Finance (continued)
T. Rowe Price Group Inc.	29,000	$1,504,810
Wells Fargo & Co.	23,000	808,910

		6,487,946

Health Services 4.5%
[a]Allscripts Healthcare Solutions Inc.	30,000	764,400
[a]Laboratory Corp. of America Holdings	9,000	704,340
[a]Stericycle Inc.	30,000	1,333,800
[a]VCA Antech Inc.	25,300	953,557

		3,756,097

Health Technology 9.7%
[a]Celgene Corp.	12,150	696,560
[a]Genentech Inc.	10,000	756,600
[a]Gilead Sciences Inc.	36,000	1,395,720
Johnson & Johnson	17,000	1,047,540
[a]ResMed Inc.	10,000	412,600
Roche Holding AG, ADR (Switzerland)	20,000	1,777,500
Schering-Plough Corp.	58,000	1,765,520
[a]Varian Medical Systems Inc.	6,720	285,667

		8,137,707

Industrial Services 1.9%
Schlumberger Ltd.	7,000	594,580
Smith International Inc.	17,000	996,880

		1,591,460

Process Industries 2.5%
Ecolab Inc.	19,000	811,300
Praxair Inc.	18,000	1,295,820

		2,107,120

Producer Manufacturing 2.6%
Danaher Corp.	8,000	604,000
[a]SunPower Corp., A	9,820	619,151
United Technologies Corp.	14,100	1,000,113

		2,223,264

Real Estate Development 1.5%
Jones Lang LaSalle Inc.	11,000	1,248,500

Retail Trade 6.4%
Best Buy Co. Inc.	11,000	513,370
CVS Caremark Corp.	26,000	947,700
[a]Dick’s Sporting Goods Inc.	17,000	988,890
PETsMART Inc.	29,000	941,050
Staples Inc.	17,000	403,410
Target Corp.	16,000	1,017,600
[a]Zumiez Inc.	14,000	528,920

		5,340,940

Technology Services 11.0%
[a]Adobe Systems Inc.	24,000	963,600
[a]Akamai Technologies Inc.	10,000	486,400
[a]Autodesk Inc.	19,000	894,520
[a]Cognizant Technology Solutions Corp., A	16,000	1,201,440

FFC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Technology Services (continued)
[a]Google Inc., A	4,000	$2,093,520
[a]Internap Network Services Corp.	20,410	294,312
[a]Omniture Inc.	6,100	139,812
[a]Oracle Corp.	55,000	1,084,050
Paychex Inc.	29,000	1,134,480
[a]Salesforce.com Inc.	15,000	642,900
[a]VeriSign Inc.	10,800	342,684

		9,277,718

Transportation 3.4%
C.H. Robinson Worldwide Inc.	20,000	1,050,400
Canadian National Railway Co. (Canada)	16,000	814,880
Expeditors International of Washington Inc.	24,300	1,003,590

		2,868,870

Total Common Stocks (Cost $63,782,944)		76,366,276

Short Term Investment (Cost $11,623,689) 13.8%
Money Market Fund 13.8%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	11,623,689	11,623,689

Total Investments (Cost $75,406,633) 104.7%		87,989,965
Other Assets, less Liabilities (4.7)%		(3,988,475)

Net Assets 100.0%		$84,001,490

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

FFC-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Flex Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$63,782,944
Cost - Sweep Money Fund (Note 7)	11,623,689

Total cost of investments	$75,406,633

Value - Unaffiliated Issuers	$76,366,276
Value - Sweep Money Fund (Note 7)	11,623,689

Total value of investments	87,989,965
Cash	2,512
Receivables:
Investment securities sold	79,232
Capital shares sold	720,863
Dividends	11,440

Total assets	88,804,012

Liabilities:
Payables:
Investment securities purchased	4,671,124
Capital shares redeemed	42,399
Affiliates	69,274
Accrued expenses and other liabilities	19,725

Total liabilities	4,802,522

Net assets, at value	$84,001,490

Net assets consist of:
Paid-in capital	$74,366,997
Undistributed net investment income	58,501
Net unrealized appreciation (depreciation)	12,583,332
Accumulated net realized gain (loss)	(3,007,340)

Net assets, at value	$84,001,490

Class 2:
Net assets, at value	$84,001,490

Shares outstanding	6,929,488

Net asset value and maximum offering price per share	$12.12

The accompanying notes are an integral part of these financial statements.

FFC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Flex Cap Growth Securities Fund
Investment income:
Dividends
Unaffiliated issuers	$269,586
Sweep Money Fund (Note 7)	117,736

Total investment income	387,322

Expenses:
Management fees (Note 3a)	255,677
Administrative fees (Note 3b)	87,950
Distribution fees - Class 2 (Note 3c)	88,137
Unaffiliated transfer agent fees	250
Custodian Fees (Note 4)	569
Reports to shareholders	14,417
Professional fees	10,903
Trustees’ fees and expenses	102
Other	1,689

Total expenses	459,694
Expense reductions (Note 4)	(24)
Expenses waived/paid by affiliates (Note 3e)	(132,308)

Net expenses	327,362

Net investment income	59,960

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(137,260)
Net change in unrealized appreciation (depreciation) on investments	6,044,798

Net realized and unrealized gain (loss)	5,907,538

Net increase (decrease) in net assets resulting from operations	$5,967,498

The accompanying notes are an integral part of these financial statements.

FFC-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Flex Cap Growth Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$59,960	$88,798
Net realized gain (loss) from investments	(137,260)	(2,550,519)
Net change in unrealized appreciation (depreciation) on investments	6,044,798	4,916,590

Net increase (decrease) in net assets resulting from operations	5,967,498	2,454,869
Distributions to shareholders from net investment income - Class 2	(91,403)	(4,680)
Capital share transactions - Class 2 (Note 2)	17,604,923	31,135,049

Net increase (decrease) in net assets	23,481,018	33,585,238
Net assets
Beginning of period	60,520,472	26,935,234

End of period	$84,001,490	$60,520,472

Undistributed net investment income included in net assets:
End of period	$58,501	$89,944

The accompanying notes are an integral part of these financial statements.

FFC-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Flex Cap Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 73.20% of the Fund’s shares were held through one insurance company. The Fund offers one class of shares: Class 2.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

FFC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year ended December 31, 2006
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,398,889	$28,292,873	3,764,140	$40,594,967
Shares issued in reinvestment of distributions	7,468	91,403	453	4,680
Shares redeemed	(907,989)	(10,779,353)	(877,893)	(9,464,598)

Net increase(decrease)	1,498,368	$17,604,923	2,886,700	$31,135,049

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $100 million
0.650%	Over $100 million, up to and including $250 million
0.600%	Over $250 million, up to and including $10 billion
0.550%	Over $10 billion, up to and including $12.5 billion
0.525%	Over $12.5 billion, up to and including $15 billion
0.500%	In excess of $15 million

FFC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of Class 2. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Advisers have agreed in advance to waive a portion of their respective fees and to assume payment of other expenses, through April 30, 2008. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2008, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2013	$233,183
2014	2,519,198

$2,752,381

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $25.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$75,525,482

Unrealized appreciation	$12,951,422
Unrealized depreciation	(486,939)

Net unrealized appreciation (depreciation)	$12,464,483

FFC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $30,660,286 and $16,657,658, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

FFC-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Flex Cap Growth Securities Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FFC-20

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Trust's fundamental investment restrictions (including “seven (7) Sub-Proposals).

At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson, John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and to approve amendments to certain of the Trust's fundamental investment restrictions including (7) Sub-Proposals. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.660	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware Statutory Trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,828,079.411	70.087%	94.132%
Against	72,030.651	1.319%	1.771%
Abstain	166,603.577	3.050%	4.097%

Total	4,066,713.639	74.456%	100.000%

FFC-21

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Trust's fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,716,804.158	68.050%	91.396%
Against	131,507.488	2.407%	3.234%
Abstain	218,401.993	3.999%	5.370%

Total	4,066,713.639	74.456%	100.000%

(b) To amend the Trust's fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,796,887.225	69.516%	93.365%
Against	103,581.920	1.896%	2.547%
Abstain	166,244.494	3.044%	4.088%

Total	4,066,713.639	74.456%	100.000%

(c) To amend the Trust's fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,766,301.320	68.956%	92.613%
Against	139,152.555	2.548%	3.422%
Abstain	161,259.764	2.952%	3.965%

Total	4,066,713.639	74.456%	100.000%

(d) To amend the Trust's fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,771,436.662	69.050%	92.739%
Against	126,035.281	2.308%	3.099%
Abstain	169,241.696	3.098%	4.162%

Total	4,066,713.639	74.456%	100.000%

FFC-22

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust's fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(e) To amend the Trust's fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,784,817.897	69.295%	93.068%
Against	110,074.299	2.015%	2.707%
Abstain	171,821.443	3.146%	4.225%

Total	4,066,713.639	74.456%	100.000%

(f) To amend the Trust's fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,840,193.713	70.309%	94.430%
Against	77,375.173	1.416%	1.903%
Abstain	149,144.753	2.731%	3.667%

Total	4,066,713.639	74.456%	100.000%

(g) To amend the Trust's fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	3,789,501.827	69.381%	93.183%
Against	120,108.248	2.199%	2.954%
Abstain	157,103.564	2.876%	3.863%

Total	4,066,713.639	74.456%	100.000%

FFC-23

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

We are pleased to bring you Franklin Global Communications Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Global Communications Securities Fund – Class 2 delivered a +16.70% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Communications Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGC-1

Fund Goals and Main Investments: Franklin Global Communications Securities Fund seeks capital appreciation and current income. The Fund normally invests at least 80% of its net assets in investments of communications companies anywhere in the world and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its broad benchmark, the Standard & Poor’s 500 Index (S&P 500), which returned +6.92% for the period under review.1 The Fund also outperformed its narrow benchmark, the Bloomberg World Communications Index, which returned +9.30%.1

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. By investing predominantly in communications companies, the Fund carries much greater risk of adverse developments affecting the communications sector, and among those companies, than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize companies have historically been more volatile in price than larger company securities, especially over the short term. The Fund’s prospectus also includes a description of the main investment risks.

FGC-2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise within the communications industry and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular marketing niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to growth in earnings or share price.

Manager’s Discussion

During the six months under review, the wireless communications industry was a significant contributor to our overall results. We continued to favor wireless over wireline as we believed strong growth trends would continue. Wireless access in less developed countries with low wireless service penetration rates, or number of users, grew more rapidly than many industry analysts expected. We believe many of these markets continue to hold the potential for strong wireless growth. Relative global economic stability, combined with the rollout of prepaid wireless plans, also fueled the industry’s growth.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FGC-3

Among the major contributors to Fund performance was Rogers Communications, a diversified Canadian communications and media company engaged in three primary lines of business. In Canada, Rogers Wireless is the largest wireless voice and data communications services provider, Rogers Media owns category-leading media assets with businesses in radio and television broadcasting, and Rogers Cable and Telecom deals with high-speed Internet access, residential telephony services and cable television.

America Movil was another of the Fund’s notable contributors during the six months under review. America Movil is Mexico’s dominant wireless services provider and operates wireless service businesses across Latin America in countries such as Brazil, Argentina, Peru and Colombia. These countries’ markets had relatively low wireless penetration rates that experienced rapid growth driven by stabilized economies and the introduction of prepaid wireless plans. Wireless telecommunication is a cost-effective alternative to wireline in these countries.

In the diversified telecommunication services industry, Bharti Airtel, one of India’s leading providers of telecommunications services, was another significant contributor to Fund performance during the period. The company’s three divisions cover mobile, broadband and telephone, and enterprise services. For the company’s fiscal year ended March 31, 2007, Bharti Airtel’s base grew to 39 million total customers, garnering a 22.9% market share in India.

In contrast, certain Fund holdings hindered our results. In particular, the technology services sector experienced weak performance during the first half of 2007.5 Among these companies, our position in NeuStar, a leading provider of essential clearinghouse services to the global communications and Internet-related industries, weighed on the Fund’s results. The company manages virtually all telephone area codes and numbers, and enables the dynamic routing of calls among thousands of competing communications service providers in the U.S. and Canada. Another significant detractor from the technology services sector was Internap Network Services (sold by period-end), which helps Internet backbone carriers bypass congested network access points.

5. The technology services sector comprises data processing services, information technology services, Internet software and services, and packaged software in the SOI.

Top 10 Holdings

Franklin Global Communications Securities Fund 6/30/07

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L, ADR	6.4%
Wireless Communications, Mexico

Rogers Communications Inc., B	6.0%
Wireless Communications, Canada
NII Holdings Inc.	5.0%
Wireless Communications, U.S.
Google Inc., A	4.3%
Internet Software & Services, U.S.
American Tower Corp., A	4.3%
Specialty Telecommunications, U.S.
Apple Inc.	4.1%
Computer Processing Hardware, U.S.
China Mobile (Hong Kong) Ltd., ADR	3.9%
Wireless Communications, China
Nintendo Co. Ltd.	3.2%
Recreational Products, Japan
Nokia Corp., ADR	3.1%
Telecommunications Equipment, Finland
SBA Communications Corp.	3.0%
Wireless Telecommunications, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

FGC-4

Certain electronic technology sector holdings also performed below our expectations.6 Rackable Systems, which provides rack-mounted computer servers designed for large-scale data center deployments, was the Fund’s largest detractor from the group this reporting period. The company is facing an increasingly competitive sales environment, and we sold the Fund’s position by period-end. Another significant detractor within this sector was Broadcom, which manufactures semiconductors, devices and software for wired and wireless communications.

Thank you for your participation in Franklin Global Communications Securities Fund. We look forward to serving your future investment needs.

6. The electronic technology sector comprises aerospace and defense, computer communications, computer processing hardware, semiconductors and telecommunications equipment in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FGC-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Communications Securities Fund – Class 2

FGC-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,167.00	$4.78
Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.89%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGC-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Communications Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 1			2006	2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.06		$8.09	$7.17		$6.32		$4.53	$6.87

Income from investment operations[a]:
Net investment income (loss)[b]	0.01		(0.01)	0.04		0.05		0.06	0.04
Net realized and unrealized gains (losses)	1.69		2.01	1.08		0.87		1.78	(2.33)

Total from investment operations	1.70		2.00	1.12		0.92		1.84	(2.29)

Less distributions from net investment income	—		(0.03)	(0.20)		(0.07)		(0.05)	(0.05)

Net asset value, end of period	$11.76		$10.06	$8.09		$7.17		$6.32	$4.53

Total return[c]	16.92%		24.69%	16.12%		14.66%		40.46%	(33.28)%
Ratios to average net assets[d]
Expenses	0.64%	[e]	0.67% [e]	0.65%	[e]	0.64%	[e]	0.64%	0.60%
Net investment income (loss)	0.27%		(0.13)%	0.63%		0.85%		1.08%	0.83%

Supplemental data
Net assets, end of period (000’s)	$154,436		$145,425	$138,015		$142,898		$149,480	$130,255
Portfolio turnover rate	49.17%		134.21%	170.40%		178.52%		96.60%	97.75%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGC-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Communications Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 2			2006	2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.94		$8.00	$7.10		$6.28		$4.51	$6.84

Income from investment operations[a]:
Net investment income (loss)[b]	—[e]		(0.03)	0.03		0.04		0.05	0.03
Net realized and unrealized gains (losses)	1.66		1.99	1.06		0.84		1.77	(2.32)

Total from investment operations	1.66		1.96	1.09		0.88		1.82	(2.29)

Less distributions from net investment income	—		(0.02)	(0.19)		(0.06)		(0.05)	(0.04)

Net asset value, end of period	$11.60		$9.94	$8.00		$7.10		$6.28	$4.51

Total return[c]	16.70%		24.56%	15.79%		14.18%		40.44%	(33.52)%
Ratios to average net assets[d]
Expenses	0.89%	[f]	0.92% [f]	0.90%	[f]	0.89%	[f]	0.89%	0.85%
Net investment income (loss)	0.02%		(0.38)%	0.38%		0.60%		0.83%	0.58%

Supplemental data
Net assets, end of period (000’s)	$112,523		$78,975	$38,613		$23,704		$10,719	$1,490
Portfolio turnover rate	49.17%		134.21%	170.40%		178.52%		96.60%	97.75%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGC-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Global Communications Securities Fund	Country	Shares	Value
Long Term Investments 97.7%
Common Stocks 97.3%
Advertising/Marketing Services 2.5%
[a]Focus Media Holding Ltd., ADR	China	133,600	$6,746,800

Aerospace & Defense 0.5%
[a]Orbital Sciences Corp.	United States	60,900	1,279,509

Broadcasting 3.3%
Citadel Broadcasting Co.	United States	8,135	52,471
Grupo Televisa SA, ADR	Mexico	288,400	7,962,724
[a]XM Satellite Radio Holdings Inc., A	United States	78,500	923,945

			8,939,140

Cable/Satellite Television 1.0%
[a]Comcast Corp.	United States	91,100	2,561,732

Commercial Printing/Forms 0.4%
[a]Cenveo Inc.	United States	51,000	1,182,690

Computer Communications 4.8%
[a]Cisco Systems Inc.	United States	141,800	3,949,130
[a]F5 Networks Inc.	United States	23,300	1,877,980
[a]Juniper Networks Inc.	United States	201,100	5,061,687
[a]Riverbed Technology Inc.	United States	45,700	2,002,574

			12,891,371

Computer Processing Hardware 4.1%
[a]Apple Inc.	United States	89,900	10,971,396

Data Processing Services 1.5%
[a]NeuStar Inc., A	United States	138,700	4,018,139

Diversified Telecommunication Services 10.1%
AT&T Inc.	United States	62,717	2,602,756
[a]Bharti Airtel Ltd.	India	353,445	7,290,866
Cable & Wireless PLC	United Kingdom	880,600	3,439,835
PT Telekomunikasi Indonesia, B	Indonesia	1,822,600	1,987,007
[a]Reliance Communication Ltd.	India	304,500	3,885,052
[a]Telenor ASA	Norway	259,200	5,085,928
Telus Corp.	Canada	43,300	2,551,236

			26,842,680

Electronics/Appliances 0.7%
Sony Corp., ADR	Japan	36,700	1,885,279

Information Technology Services 1.3%
[a]Level 3 Communications Inc.	United States	424,300	2,482,155
[a]PROS Holdings Inc.	United States	70,700	926,170

			3,408,325

Internet Software/Services 8.9%
[a]Akamai Technologies Inc.	United States	68,600	3,336,704
[a]Baidu.com Inc., ADR	China	8,200	1,377,436
[a]ComScore Inc.	United States	14,600	337,990
[a]Equinix Inc.	United States	29,500	2,698,365
[a]Google Inc., A	United States	22,000	11,514,360
[a]Limelight Networks Inc.	United States	165,900	3,281,502
[a]VeriSign Inc.	United States	40,200	1,275,546

			23,821,903

FGC-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Global Communications Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Media Conglomerates 2.7%
News Corp., A	United States	167,000	$3,542,070
The Walt Disney Co.	United States	103,840	3,545,098

			7,087,168

Movies/Entertainment 0.7%
[a]Outdoor Channel Holdings Inc.	United States	168,900	1,903,503

Packaged Software 0.7%
[a]Divx Inc.	United States	119,100	1,786,500

Recreational Products 6.6%
[a]Activision Inc.	United States	266,300	4,971,821
Nintendo Co. Ltd.	Japan	23,600	8,642,442
[a]Scientific Games Corp., A	United States	113,200	3,956,340

			17,570,603

Semiconductors 2.2%
[a]Broadcom Corp., A	United States	44,200	1,292,850
[a]Marvell Technology Group Ltd.	Bermuda	104,900	1,910,229
[a]Micron Technology Inc.	United States	202,900	2,542,337
[a]Spreadtrum Communications Inc., ADR	China	17,200	249,916

			5,995,332

Specialty Telecommunications 8.0%
[a]American Tower Corp., A	United States	273,202	11,474,484
[a]Crown Castle International Corp.	United States	171,590	6,223,569
[a]Time Warner Telecom Inc., A	United States	189,200	3,802,920

			21,500,973

Telecommunications Equipment 9.4%
[a]Comverse Technology Inc.	United States	187,500	3,909,375
[a]Corning Inc.	United States	52,000	1,328,600
Harris Corp.	United States	145,500	7,937,025
Nokia Corp., ADR	Finland	295,700	8,312,127
QUALCOMM Inc.	United States	81,200	3,523,268

			25,010,395

Wireless Communications 27.9%
America Movil SAB de CV, L, ADR	Mexico	278,000	17,216,537
Cellcom Israel Ltd.	Israel	62,400	1,651,728
China Mobile (Hong Kong) Ltd., ADR	China	193,900	10,451,210
[a]Clearwire Corp., A	United States	54,700	1,336,321
[a]Leap Wireless International Inc.	United States	16,800	1,419,600
[a]MetroPCS Communications Inc.	United States	148,100	4,893,224
[a]NII Holdings Inc.	United States	165,800	13,386,692
Rogers Communications Inc., B	Canada	374,600	15,977,399
[a]SBA Communications Corp.	United States	239,200	8,034,728

			74,367,439

Total Common Stocks (Cost $161,794,943)			259,770,877

Preferred Stock (Cost $720,899) 0.4%
Telecommunications Equipment 0.4%
[a,b,c]Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES	United States	309,399	1,067,426

Total Long Term Investments (Cost $162,515,842)			260,838,303

FGC-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Global Communications Securities Fund	Country	Principal Amount	Value
Short Term Investment (Cost $8,221,257) 3.1%
Repurchase Agreement 3.1%
[d]Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $8,224,568)	United States	$8,221,257	$8,221,257

ABN AMRO Bank, NV, New York Branch (Maturity Value $798,770)

Banc of America Securities LLC (Maturity Value $503,837)

Barclays Capital Inc. (Maturity Value $362,539)

Bear, Stearns & Co. Inc. (Maturity Value $798,770)

BNP Paribas Securities Corp. (Maturity Value $803,540)

Deutsche Bank Securities Inc. (Maturity Value $724,996)

Goldman, Sachs & Co. (Maturity Value $798,770)

Greenwich Capital Markets Inc. (Maturity Value $798,770)

Lehman Brothers Inc. (Maturity Value $502,521)

Merrill Lynch Government Securities Inc. (Maturity Value $669,727)

Morgan Stanley & Co. Inc. (Maturity Value $798,770)

UBS Securities LLC (Maturity Value $663,558)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12; [e]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes, 2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $170,737,099) 100.8%			269,059,560
Other Assets, less Liabilities (0.8)%			(2,101,068)

Net Assets 100.0%			$266,958,492

Selected Portfolio Abbreviations

ADR - American Depository Receipt

PIPES - Private Investment in Public Equity Security

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]	Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the value of this security was $1,067,426, representing 0.40% of net assets.
[c]	See Note 7 regarding restricted securities.
[d]	See Note 1(c) regarding joint repurchase agreement.
[e]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGC-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Global Communications Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$162,515,842
Cost - Repurchase agreements	8,221,257

Total cost of investments	$170,737,099

Value - Unaffiliated issuers	$260,838,303
Value - Repurchase agreements	8,221,257

Total value of investments	269,059,560
Foreign currency, at value (cost $108,334)	109,852
Receivables:
Investment securities sold	2,804,721
Capital shares sold	937,734
Dividends	121,508

Total assets	273,033,375

Liabilities:
Payables:
Investment securities purchased	5,747,601
Capital shares redeemed	34,732
Affiliates	159,806
Deferred taxes	19,177
Accrued expenses and other liabilities	113,567

Total liabilities	6,074,883

Net assets, at value	$266,958,492

Net assets consist of:
Paid-in capital	$391,519,346
Undistributed net investment income	201,724
Net unrealized appreciation (depreciation)	98,300,614
Accumulated net realized gain (loss)	(223,063,192)

Net assets, at value	$266,958,492

Class 1:
Net assets, at value	$154,435,600

Shares outstanding	13,135,571

Net asset value and maximum offering price per share	$11.76

Class 2:
Net assets, at value	$112,522,892

Shares outstanding	9,696,506

Net asset value and maximum offering price per share	$11.60

The accompanying notes are an integral part of these financial statements.

FGC-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Global Communications Securities Fund
Investment income:
Dividends (net of foreign taxes $53,425)	$925,903
Interest	155,991

Total investment income	1,081,894

Expenses:
Management fees (Note 3a)	659,773
Distribution fees - Class 2 (Note 3c)	115,844
Custodian fees (Note 4)	25,518
Reports to shareholders	56,459
Registration and filing fees	1,781
Professional fees	17,094
Trustees’ fees and expenses	503
Other	3,238

Total expenses	880,210
Expense reductions (Note 4)	(40)

Net expenses	880,170

Net investment income	201,724

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	10,208,665
Foreign currency transactions	(98,717)

Net realized gain (loss)	10,109,948

Net change in unrealized appreciation (depreciation) on:
Investments	26,673,304
Translation of assets and liabilities denominated in foreign currencies	(3,777)
Change in deferred taxes on unrealized appreciation	671,991

Net change in unrealized appreciation (depreciation)	27,341,518

Net realized and unrealized gain (loss)	37,451,466

Net increase (decrease) in net assets resulting from operations	$37,653,190

The accompanying notes are an integral part of these financial statements.

FGC-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Communications Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$201,724	$(403,493)
Net realized gain (loss) from investments and foreign currency transactions	10,109,948	11,783,503
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	27,341,518	31,341,175

Net increase (decrease) in net assets resulting from operations	37,653,190	42,721,185

Distributions to shareholders from:
Net investment income:
Class 1	—	(482,164)
Class 2	—	(123,165)

Total distributions to shareholders	—	(605,329)

Capital share transactions: (Note 2)
Class 1	(14,167,318)	(23,214,974)
Class 2	19,072,175	28,871,476

Total capital share transactions	4,904,857	5,656,502

Net increase (decrease) in net assets	42,558,047	47,772,358
Net assets:
Beginning of period	224,400,445	176,628,087

End of period	$266,958,492	$224,400,445

Undistributed net investment income included in net assets:
End of period	$201,724	$—

The accompanying notes are an integral part of these financial statements.

FGC-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Global Communications Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 99.72% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1, and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and

FGC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the funds’ custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States

FGC-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	13,263	$151,748	57,921	$547,073
Shares issued in reinvestment of distributions	—	—	58,729	482,164
Shares redeemed	(1,339,982)	(14,319,066)	(2,723,642)	(24,244,211)

Net increase (decrease)	(1,326,719)	$(14,167,318)	(2,606,992)	$(23,214,974)

Class 2 Shares:
Shares sold	2,767,246	$29,720,192	5,693,989	$50,888,577
Shares issued in reinvestment of distributions	—	—	15,150	123,165
Shares redeemed	(1,016,140)	(10,648,017)	(2,588,691)	(22,140,266)

Net increase (decrease)	1,751,106	$19,072,175	3,120,448	$28,871,476

FGC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2009	$122,497,033
2010	108,979,162

$231,476,195

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $9,170.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$171,556,516

Unrealized appreciation	$98,788,422
Unrealized depreciation	(1,285,378)

Net unrealized appreciation (depreciation)	$97,503,044

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $119,777,654 and $115,944,959, respectively.

7. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.

Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Dates	Cost	Value
309,399	Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES	7/13/2006	$720,899	$1,067,426

	Total Restricted Securities (0.40% of Net Assets)			$1,067,426

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Communications Securities Fund

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

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Franklin Templeton Variable Insurance Products Trust

Franklin Global Communication Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Franklin Global Communication Securities Fund’s (the “Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust and amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,739,587.987	92.329%	92.329%
Against	689,171.254	3.068%	3.068%
Abstain	1,033,877.580	4.603%	4.603%

Total	22,462,636.821	100.000%	100.000%

FGC-22

Franklin Templeton Variable Insurance Products Trust

Franklin Global Communication Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,387,001.297	90.760%	90.760%
Against	1,042,074.707	4.639%	4.639%
Abstain	1,033,560.817	4.601%	4.601%

Total	22,462,636.821	100.000%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,691,887.777	92.117%	92.117%
Against	761,998.424	3.392%	3.392%
Abstain	1,008,750.620	4.491%	4.491%

Total	22,462,636.821	100.000%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,452,113.676	91.049%	91.049%
Against	947,445.972	4.218%	4.218%
Abstain	1,063,077.173	4.733%	4.733%

Total	22,462,636.821	100.000%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,775,738.351	92.490%	92.490%
Against	748,420.556	3.332%	3.332%
Abstain	938,477.914	4.178%	4.178%

Total	22,462,636.821	100.000%	100.000%

FGC-23

Franklin Templeton Variable Insurance Products Trust

Franklin Global Communication Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,546,897.937	91.471%	91.471%
Against	895,099.995	3.985%	3.985%
Abstain	1,020,638.889	4.544%	4.544%

Total	22,462,636.821	100.000%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,663,524.665	91.991%	91.991%
Against	873,427.374	3.888%	3.888%
Abstain	925,684.782	4.121%	4.121%

Total	22,462,636.821	100.000%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	20,626,357.123	91.825%	91.825%
Against	737,073.181	3.282%	3.282%
Abstain	1,099,206.517	4.893%	4.893%

Total	22,462,636.821	100.000%	100.000%

FGC-24

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND

(FRANKLIN REAL ESTATE FUND BEFORE MAY 1, 2007)

This semiannual report for Franklin Global Real Estate Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Global Real Estate Securities Fund – Class 2 had a -7.84% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Real Estate Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGR-1

Fund Goal and Main Investments: Franklin Global Real Estate Securities Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the S&P/Citigroup BMI Global REIT Index, which returned -1.07%.1 For comparison, the Fund underperformed the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500 Index (S&P 500), which returned -6.20% and +6.92%.1 The S&P/Citigroup BMI Global REIT Index is replacing the S&P 500 and Dow Jones Wilshire Real Estate Securities Index as the Fund’s benchmark effective May 1, 2007, to coincide with the Fund’s change to a global real estate fund.

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. As a nondiversified global fund that invests predominantly in companies that operate in the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FGR-2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors. Our active investment strategy is centered on the belief that unsynchronized regional economic activity within the global economy provides consistent, attractive return opportunities in the global real estate markets. When selecting investments for the Fund’s portfolio, we use a bottom-up stock selection process. We also incorporate macro-level views for country allocation.

Manager’s Discussion

During the period under review, holdings that contributed the most to Fund performance included Forest City Enterprises, Boardwalk REIT and NVR. Forest City Enterprises owns and operates mostly commercial properties such as regional malls, specialty retail centers, office buildings, hotels and mixed-use projects in urban markets across the country. The company’s large development projects and higher values in its real estate portfolio helped its stock performance.

Boardwalk owns and operates more than 250 multi-family rental communities concentrated in the Canadian provinces of Alberta, Saskatchewan, Ontario and Quebec. Robust rent gains in Alberta drove the stock’s strong performance, and Boardwalk continued to benefit from strong spending in the energy sector, as many of the company’s apartment properties are near oil sands.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FGR-3

NVR builds single-family detached homes, townhomes and condominiums, and its largest markets are in the Washington, DC, and Baltimore areas. The stock’s strong performance was an exception to the portfolio’s otherwise weak homebuilding industry. We sold the stock by period-end.

By contrast, the Fund had some disappointments during the reporting period, mostly in the homebuilding industry. Faced with weakened residential housing demand and inventory oversupply, homebuilders suffered as home prices and earnings expectations dropped. Significant detractors included Meritage Homes, Lennar and M.D.C. Holdings. Lennar is one of the country’s largest homebuilders with operations in nearly 20 states. Meritage Homes builds houses in Arizona, California, Colorado, Florida, Nevada and Texas, whereas M.D.C. Holdings focuses on Colorado and many fast-growing markets throughout the U.S. We sold our positions in these companies by period-end.

Thank you for your participation in Franklin Global Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Global Real Estate

Securities Fund

6/30/07

Company Sector/Industry, Country	% of Total Net Assets
Westfield Group	5.3%
Equity REIT – Retail, Australia
iStar Financial Inc.	3.2%
Equity REIT – Other, U.S.
ProLogis	3.1%
Equity REIT – Industrial, U.S.
Forest City Enterprises Inc., A	2.8%
Real Estate Development, U.S.
Stockland	2.2%
Equity REIT – Diversified Property, Australia
MID REIT Inc.	2.1%
Equity REIT – Office, Japan
Digital Realty Trust Inc.	2.0%
Equity REIT – Office, U.S.
Vornado Realty Trust	2.0%
Equity REIT – Diversified Property, U.S.
Norwegian Property ASA	2.0%
Real Estate Development, Norway
Capitacommercial Trust	2.0%
Equity REIT – Office, Singapore

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGR-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Global Real Estate Securities Fund Class 2

FGR-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$921.60	$3.53
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71

*Expenses are equal to the annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (0.74%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGR-6

SUPPLEMENT DATED JULY 31, 2007

TO THE PROSPECTUSES DATED MAY 1, 2007

OF

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND (FUND)

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectuses of the Fund are amended as follows:

I. The portfolio manager line-up in the “Management” section on page FGR-8 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in the global real estate securities market. The portfolio managers of the team are as follows:

Jack Foster SENIOR VICE PRESIDENT OF FT INSTITUTIONAL	Mr. Foster has been a manager of the Fund since May 2007. He joined Franklin Templeton Investments in 1987.

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since 2003. He joined Franklin Templeton Investments in 1992.

The portfolio managers have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement for future reference.

FGR-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$35.25	$32.55	$30.87	$23.91	$18.05	$18.14

Income from investment operations[a]:
Net investment income[b]	0.34	0.67	0.70	0.75	0.74	0.75
Net realized and unrealized gains (losses)	(2.94)	5.40	3.38	6.78	5.67	(0.30)

Total from investment operations	(2.60)	6.07	4.08	7.53	6.41	0.45

Less distributions from:
Net investment income	(0.81)	(0.75)	(0.49)	(0.53)	(0.55)	(0.54)
Net realized gains	(2.26)	(2.62)	(1.91)	(0.04)	—	—

Total distributions	(3.07)	(3.37)	(2.40)	(0.57)	(0.55)	(0.54)

Net asset value, end of period	$29.58	$35.25	$32.55	$30.87	$23.91	$18.05

Total return[c]	(7.70)%	20.87%	13.74%	32.19%	36.08%	2.25%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates and expense reduction	0.65%	0.50%	0.49%	0.50%	0.53%	0.57%
Expenses net of waiver and payments by affiliates and expense reduction	0.49% [e]	0.50% [e]	0.49% [e]	0.50% [e]	0.53%	0.57%
Net investment income	1.98%	2.04%	2.32%	3.00%	3.62%	4.23%

Supplemental data
Net assets, end of period (000’s)	$112,876	$140,487	$145,425	$152,451	$134,468	$112,991
Portfolio turnover rate	57.46%	31.39%	36.10%	39.42%	15.44%	18.13%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Global Real Estate Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$34.67	$32.08	$30.49	$23.65	$17.88	$17.99

Income from investment operations[a]:
Net investment income[b]	0.30	0.58	0.64	0.72	0.74	0.76
Net realized and unrealized gains (losses)	(2.89)	5.31	3.30	6.65	5.55	(0.35)

Total from investment operations	(2.59)	5.89	3.94	7.37	6.29	0.41

Less distributions from:
Net investment income	(0.73)	(0.68)	(0.44)	(0.49)	(0.52)	(0.52)
Net realized gains	(2.26)	(2.62)	(1.91)	(0.04)	—	—

Total distributions	(2.99)	(3.30)	(2.35)	(0.53)	(0.52)	(0.52)

Net asset value, end of period	$29.09	$34.67	$32.08	$30.49	$23.65	$17.88

Total return[c]	(7.84)%	20.58%	13.47%	31.80%	35.75%	2.07%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates and expense reduction	0.90%	0.75%	0.74%	0.75%	0.78%	0.82%
Expenses net of waiver and payments by affiliates and expense reduction	0.74% [e]	0.75% [e]	0.74% [e]	0.75% [e]	0.78%	0.82%
Net investment income	1.73%	1.79%	2.07%	2.75%	3.37%	3.98%

Supplemental data
Net assets, end of period (000’s)	$1,286,203	$1,491,571	$1,343,868	$1,005,647	$522,415	$249,116
Portfolio turnover rate	57.46%	31.39%	36.10%	39.42%	15.44%	18.13%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGR-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Global Real Estate Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Rights 93.4%
Equity REIT - Apartments 4.2%
Boardwalk REIT	Canada	493,100	$22,527,293
GMH Communities Trust	United States	1,042,700	10,103,763
Nippon Accommodations Fund Inc.	Japan	1,300	8,982,989
Nippon Residential Investment Corp.	Japan	3,050	17,707,361

			59,321,406

Equity REIT - Diversified Property 15.7%
Allco Commercial Real Estate Investment Trust	Singapore	6,094,565	4,855,117
[a]Allco Commercial Real Estate Investment Trust, rts., 2/01/49	Singapore	2,437,826	238,776
British Land Co. PLC	United Kingdom	531,700	14,298,373
Challenger Diversified Property Group	Australia	17,197,413	15,236,964
DB RREEF Trust	Australia	7,876,400	13,122,281
Kenedix Realty Investment Corp.	Japan	1,478	11,077,049
[b]Kenedix Realty Investment Corp., 144A	Japan	265	1,986,075
Lexington Realty Trust	United States	299,600	6,231,680
Liberty Property Trust	United States	303,700	13,341,541
Mirvac Group	Australia	2,731,600	13,201,126
Mori Hills REIT Investment Corp.	Japan	1,500	14,737,526
Premier Investment Co.	Japan	800	7,730,096
Rodamco Europe NV	Netherlands	150,591	20,217,937
Stockland	Australia	4,389,100	30,328,583
[c]Valad Property Group	Australia	14,713,300	24,762,223
Vornado Realty Trust	United States	256,800	28,206,912

			219,572,259

Equity REIT - Hotels 3.2%
Ashford Hospitality Trust	United States	1,024,100	12,043,416
Eagle Hospitality Properties Trust Inc.	United States	584,300	7,689,388
Host Hotels & Resorts Inc.	United States	1,068,914	24,713,292

			44,446,096

Equity REIT - Industrial 9.6%
AMB Property Corp.	United States	118,600	6,311,892
Ascendas REIT	Singapore	4,147,000	7,961,200
Japan Logistics Fund Inc.	Japan	1,200	11,205,392
Macquarie Goodman Group	Australia	3,865,500	22,023,888
Mapletree Logistics Trust	Singapore	22,844,022	21,181,567
ProLogis	United States	750,847	42,723,194
PS Business Parks Inc.	United States	354,304	22,452,244

			133,859,377

Equity REIT - Office 16.2%
BioMed Realty Trust Inc.	United States	536,600	13,479,392
Capitacommercial Trust	Singapore	14,494,000	27,730,203
Champion REIT	Hong Kong	16,552,000	9,483,567
Commonwealth Property Office Fund	Australia	3,041,100	4,318,814
Corporate Office Properties Trust	United States	468,600	19,217,286
Digital Realty Trust Inc.	United States	750,400	28,275,072
Japan Real Estate Investment Co.	Japan	2,300	27,079,696
Macquarie Office Trust	Australia	11,247,600	15,925,584
MID REIT Inc.	Japan	5,700	28,834,396
Nippon Building Fund Inc.	Japan	1,000	13,884,942

FGR-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Rights (continued)
Equity REIT - Office (continued)
Nippon Commercial Investment Corp.	Japan	3,700	$16,103,285
Nomura Real Estate Office Fund Inc.	Japan	600	6,479,640
ORIX JREIT Inc.	Japan	1,300	10,365,799
Parkway Properties Inc.	United States	136,200	6,541,686

			227,719,362

Equity REIT - Other 4.7%
Capital Trust Inc., A	United States	288,000	9,832,320
Entertainment Properties Trust	United States	12,900	693,762
iStar Financial Inc.	United States	1,002,800	44,454,124
Redwood Trust Inc.	United States	213,000	10,304,940

			65,285,146

Equity REIT - Retail 24.9%
CapitaMall Trust	Singapore	8,674,000	23,901,714
[a]Capitaretail China Trust	China	3,434,000	7,085,729
Cedar Shopping Centers Inc.	United States	1,315,700	18,880,295
Eurocommercial Properties NV	Netherlands	267,200	13,857,603
General Growth Properties Inc.	United States	157,200	8,323,740
Glimcher Realty Trust	United States	240,200	6,005,000
Hammerson PLC	United Kingdom	477,300	13,746,115
Japan Retail Fund Investment Corp.	Japan	2,300	19,982,948
Kimco Realty Corp.	United States	449,800	17,123,886
Kite Realty Group Trust	United States	1,054,600	20,058,492
Land Securities Group PLC	United Kingdom	627,300	21,958,975
The Macerich Co.	United States	320,000	26,374,400
Macquarie DDR Trust	Australia	7,550,300	8,033,910
Macquarie MEAG Prime REIT	Singapore	9,806,500	7,940,226
Regency Centers Corp.	United States	273,700	19,295,850
Simon Property Group Inc.	United States	287,945	26,790,403
Tanger Factory Outlet Centers Inc.	United States	213,600	7,999,320
Unibail-Radamco	France	24,500	6,305,050
Westfield Group	Australia	4,406,195	74,566,418

			348,230,074

Equity REIT - Storage 1.5%
Extra Space Storage Inc.	United States	434,600	7,170,900
Public Storage Inc.	United States	177,600	13,643,232

			20,814,132

Finance 2.6%
Brookfield Asset Management Inc., A	Canada	27,225	1,086,278
Centerline Holdings Co. LP	United States	631,200	11,361,600
Newcastle Investment Corp.	United States	944,700	23,683,629

			36,131,507

Real Estate Development 6.7%
Brookfield Properties Corp.	Canada	530,010	12,884,543
Eurosic	France	182,000	13,281,509
Forest City Enterprises Inc., A	United States	637,600	39,199,648
Norwegian Property ASA	Norway	2,236,600	27,961,765

			93,327,465

FGR-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Global Real Estate Securities Fund	Country	Shares/ Rights	Value
Common Stocks and Rights (continued)
Real Estate Investment Trusts 1.9%
[a]Douglas Emmett Inc.	United States	883,300	$21,852,842
RAIT Financial Trust	United States	181,547	4,723,853

			26,576,695

Transportation 2.2%
Koninklijke Vopak NV	Netherlands	123,400	7,047,803
Macquarie Airports	Australia	7,129,600	24,421,119

			31,468,922

Total Common Stocks and Rights (Cost $1,070,247,175)			1,306,752,441

		Principal Amount
Short Term Investment (Cost $104,670,995) 7.5%
Repurchase Agreement 7.5%
[d]Joint Repurchase Agreement, 4.831%, 7/02/07 (Maturity Value $104,713,138)	United States	$104,670,995	104,670,995
ABN AMRO Bank, NV, New York Branch (Maturity Value $10,169,740)
Banc of America Securities LLC (Maturity Value $6,414,726)
Barclays Capital Inc. (Maturity Value $4,615,755)
Bear, Stearns & Co. Inc. (Maturity Value $10,169,740)
BNP Paribas Securities Corp. (Maturity Value $10,230,474)
Deutsche Bank Securities Inc. (Maturity Value $9,230,463)
Goldman, Sachs & Co. (Maturity Value $10,169,740)
Greenwich Capital Markets Inc. (Maturity Value $10,169,740)
Lehman Brothers Inc. (Maturity Value $6,397,973)
Merrill Lynch Government Securities Inc. (Maturity Value $8,526,791)
Morgan Stanley & Co. Inc. (Maturity Value $10,169,740)
UBS Securities LLC (Maturity Value $8,448,256)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[e]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes, 2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $1,174,918,170) 100.9%			1,411,423,436
Net Unrealized Loss on Forward Exchange Contracts (0.2)%			(3,035,037)
Other Assets, less Liabilities (0.7)%			(9,309,322)

Net Assets 100.0%			$1,399,079,077

Selected Portfolio Abbreviations

REIT - Real Estate Investment Trust

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2007 the value of this security was $1,986,075, representing 0.14% of net assets.

[c]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[d]	See Note 1(c) regarding joint repurchase agreement.
[e]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FGR-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Global Real Estate Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,070,247,175
Cost - Repurchase agreements	104,670,995

Total cost of investments	$1,174,918,170

Value - Unaffiliated issuers	$1,306,752,441
Value - Repurchase agreements	104,670,995

Total value of investments	1,411,423,436
Cash	63,071
Receivables:
Investment securities sold	774,253,156
Capital shares sold	54,788
Dividends	8,003,066
Unrealized gain on forward exchange contracts (Note 7)	3,191,486

Total assets	$2,196,989,003

Liabilities:
Payables:
Investment securities purchased	783,605,296
Capital shares redeemed	896,306
Affiliates	1,132,086
Foreign currency advanced by custodian	5,827,743
Unrealized loss on forward exchange contracts (Note 7)	6,226,523
Accrued expenses and other liabilities	221,972

Total liabilities	797,909,926

Net assets, at value	$1,399,079,077

Net assets consist of:
Paid-in capital	$1,036,360,110
Undistributed net investment income	18,162,363
Net unrealized appreciation (depreciation)	233,479,391
Accumulated net realized gain (loss)	111,077,213

Net assets, at value	$1,399,079,077

Class 1:
Net assets, at value	$112,875,884

Shares outstanding	3,815,624

Net asset value and maximum offering price per share	$29.58

Class 2:
Net assets, at value	$1,286,203,193

Shares outstanding	44,209,966

Net asset value and maximum offering price per share	$29.09

The accompanying notes are an integral part of these financial statements.

FGR-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Global Real Estate Securities Fund
Investment income:
Dividends (net of foreign taxes of $879,682)	$15,212,816
Interest	4,213,760

Total investment income	19,426,576

Expenses:
Management fees (Note 3a)	4,276,172
Administrative fees (Note 3b)	623,805
Distribution fees - Class 2 (Note 3c)	1,799,904
Unaffiliated transfer agent fees	223
Custodian fees (Note 4)	17,318
Reports to shareholders	156,100
Professional fees	27,570
Trustees’ fees and expenses	4,646
Other	17,412

Total expenses	6,923,150
Expense reductions (Note 4)	(2,922)
Expenses waived/paid by affiliates (Note 3e)	(1,246,191)

Net expenses	5,674,037

Net investment income	13,752,539

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	111,869,241
Realized gain distributions from REITS	5,249,782
Foreign currency transactions	747,217

Net realized gain (loss)	117,866,240

Net change in unrealized appreciation (depreciation) on:
Investments	(250,771,346)
Translation of assets and liabilities denominated in foreign currencies	26,136

Net change in unrealized appreciation (depreciation)	(250,745,210)

Net realized and unrealized gain (loss)	(132,878,970)

Net increase (decrease) in net assets resulting from operations	$(119,126,431)

The accompanying notes are an integral part of these financial statements.

FGR-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Global Real Estate Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$13,752,539	$27,867,792
Net realized gain (loss) from investments, realized gain distribution from REITS and foreign currency transactions	117,866,240	103,464,225
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(250,745,210)	151,830,642

Net increase (decrease) in net assets resulting from operations	(119,126,431)	283,162,659

Distributions to shareholders from:
Net investment income:
Class 1	(2,857,012)	(2,972,697)
Class 2	(29,449,245)	(28,165,696)
Net realized gains:
Class 1	(7,916,992)	(10,457,689)
Class 2	(91,299,137)	(109,387,703)

Total distributions to shareholders	(131,522,386)	(150,983,785)

Capital share transactions: (Note 2)
Class 1	(7,394,076)	(17,534,147)
Class 2	25,063,590	28,119,966

Total capital share transactions	17,669,514	10,585,819

Net increase (decrease) in net assets	(232,979,303)	142,764,693
Net assets:
Beginning of period	1,632,058,380	1,489,293,687

End of period	$1,399,079,077	$1,632,058,380

Undistributed net investment income included in net assets:
End of period	$18,162,363	$36,716,081

The accompanying notes are an integral part of these financial statements.

FGR-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Global Real Estate Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 61.45% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Effective May 1, 2007, the Franklin Real Estate Fund was renamed the Franklin Global Real Estate Securities Fund.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FGR-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the funds’ custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

FGR-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FGR-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,363	$80,962	18,170	$618,107
Shares issued in reinvestment of distributions	352,092	10,774,004	463,277	13,430,386
Shares redeemed	(524,063)	(18,249,042)	(963,820)	(31,582,640)

Net increase (decrease)	(169,608)	$(7,394,076)	(482,373)	$(17,534,147)

Class 1 Shares:
Shares sold	498,501	$16,637,307	2,437,974	$80,664,672
Shares issued in reinvestment of distributions	4,012,907	120,748,382	4,816,295	137,553,399
Shares redeemed	(3,317,319)	(112,322,099)	(6,132,130)	(190,098,105)

Net increase (decrease)	1,194,089	$25,063,590	1,122,139	$28,119,966

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2007, the Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	Over $1 billion, up to and including $1.5 billion
0.600%	Over $1.5 billion, up to and including $6.5 billion
0.580%	Over $6.5 billion, up to and including $11.5 billion
0.560%	Over $11.5 billion, up to and including $16.5 billion
0.540%	Over $16.5 billion, up to and including $19 billion
0.530%	Over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

FGR-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees (continued)

Prior to May 1, 2007, the Fund paid an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Under a subadvisory agreement, Advisers, an affiliate of FT Institutional, provides subadvisory services to the Fund and receives from FT Institutional fees based on the average daily net assets of the Fund.

b. Administrative Fees

Effective May 1, 2007, the Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

Prior to May 1, 2007, under an agreement with Advisers, FT Services provided administrative services to the Fund. The fee was paid by Advisers based on average daily net assets, and was not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and FT Institutional have agreed in advance to waive a portion of their respective fees and to assume payment of other expenses through April 30, 2012. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $28,035.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

5. INCOME TAXES (continued)

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,176,670,404

Unrealized appreciation	$287,862,213
Unrealized depreciation	(53,109,181)

Net unrealized appreciation (depreciation)	$234,753,032

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $834,323,449 and $920,984,046, respectively.

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
5,042,718	British Pound	9,975,000	7/13/2007	$150,718	$—
24,361,753	Australian Dollar	20,459,000	9/17/2007	149,233	—
10,853,989	Euro	14,573,000	9/17/2007	156,454	—
943,662,700	Japanese Yen	7,795,000	9/18/2007	—	(50,797)

Contracts to Sell
12,380,650	Australian Dollar	10,140,000	7/13/2007	—	(353,044)
16,609,179	Australian Dollar	13,579,000	7/13/2007	—	(497,873)
16,592,484	Australian Dollar	13,793,000	7/13/2007	—	(269,724)
15,512,888	British Pound	30,783,000	7/13/2007	—	(366,697)
7,056,454	British Pound	13,977,000	7/13/2007	—	(192,276)
7,725,679	Euro	10,400,000	7/13/2007	—	(61,055)
919,406,475	Japanese Yen	7,605,000	7/13/2007	125,523	—
2,674,663,020	Japanese Yen	22,101,000	7/13/2007	342,311	—
1,538,992,768	Japanese Yen	12,736,000	7/13/2007	216,118	—
1,096,405,460	Japanese Yen	9,028,000	7/13/2007	108,617	—
48,434,974	Norwegian Krone	8,033,000	7/13/2007	—	(179,824)
22,408,461	Singapore Dollar	14,696,000	7/13/2007	46,181	—
24,009,096	Singapore Dollar	15,754,000	7/13/2007	57,745	—
16,644,520	Singapore Dollar	10,903,000	7/13/2007	21,431	—
22,628,815	Australian Dollar	18,700,000	8/14/2007	—	(461,381)
11,215,111	Australian Dollar	9,298,000	8/14/2007	—	(198,610)
21,032,104	Australian Dollar	17,472,000	8/14/2007	—	(337,336)
10,263,933	Australian Dollar	8,431,000	8/14/2007	—	(260,181)
4,418,827	British Pound	8,797,000	8/14/2007	—	(71,874)

FGR-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

		Contract Amount[a]	Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Sell (continued)
7,472,879	Euro	10,057,000	8/14/2007	$—	$(73,146)
938,117,160	Japanese Yen	7,884,000	8/14/2007	219,238	—
2,266,803,071	Japanese Yen	18,967,000	8/14/2007	446,385	—
2,777,206,520	Japanese Yen	23,078,000	8/14/2007	387,201	—
50,902,775	Norwegian Krone	8,530,000	8/14/2007	—	(106,332)
47,695,571	Norwegian Krone	7,891,000	8/14/2007	—	(201,187)
15,866,237	Singapore Dollar	10,535,000	8/14/2007	134,773	—
14,004,580	Singapore Dollar	9,246,999	8/14/2007	67,077	—
13,935,750	Singapore Dollar	9,152,000	8/14/2007	17,196	—
127,596,555	Australian Dollar	106,925,913	9/17/2007	—	(1,011,291)
21,354,989	Australian Dollar	17,888,434	9/17/2007	—	(176,300)
18,953,656	Australian Dollar	15,868,380	9/17/2007	—	(165,005)
24,155,279	Australian Dollar	20,208,306	9/17/2007	—	(225,265)
7,971,841	Euro	10,758,000	9/17/2007	—	(60,223)
32,832,591	Euro	43,821,659	9/17/2007	—	(733,953)
74,328,125	Hong Kong Dollar	9,532,302	9/17/2007	7,112	—
14,761,662	Singapore Dollar	9,669,000	9/17/2007	—	(32,037)
28,279,497	Singapore Dollar	18,454,383	9/17/2007	—	(130,275)
6,377,272,905	Japanese Yen	52,533,242	9/18/2007	197,915	—
1,103,978,000	Japanese Yen	9,049,000	9/18/2007	—	(10,837)
5,367,404,840	Japanese Yen	44,388,065	9/18/2007	340,258	—

Unrealized gain (loss) on forward exchange contracts				3,191,486	(6,226,523)

Net unrealized gain (loss) on forward exchange contracts					$(3,035,037)

[a]In	U.S. Dollar unless otherwise indicated.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2007, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period		Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
MortgageIT Holdings Inc.	1,480,500	—	1,480,500	—	$	—[a]	$—	$4,195,860

Total Affiliated Securities (0.00% of Net Assets)						$—	$—	$4,195,860

[a]	As of June 30, 2007, no longer an affiliate.

FGR-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Securities Fund

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FGR-23

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Global Real Estate Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); to approve the elimination of certain of the Fund’s fundamental investment restrictions; to approve a change in the Fund’s principal investment goal of capital appreciation with a secondary goal to earn current income to a goal of high total return; to approve a new investment management agreement between the Trust, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC.; to approve a subadvisory agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc.; and to approve a change in the Fund’s classification from a diversified to a non-diversified fund. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), the elimination of certain of the Fund’s fundamental investment restrictions, changing the Fund’s principal investment goal of capital appreciation with a secondary goal to earn current income to a goal of high total return, a new investment management agreement between the Trust, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC, a subadvisory agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc., and a change in the Fund’s classification from a diversified to a non-diversified fund. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

FGR-24

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,748,659.540	88.916%	92.310%
Against	1,126,392.225	2.399%	2.490%
Abstain	2,351,672.246	5.009%	5.200%

Total	45,226,724.011	96.324%	100.000%

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,878,735.920	87.064%	90.386%
Against	1,971,165.731	4.198%	4.359%
Abstain	2,376,822.360	5.062%	5.255%

Total	45,226,724.011	96.324%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,320,923.896	88.005%	91.364%
Against	1,528,453.368	3.256%	3.379%
Abstain	2,377,346.747	5.063%	5.257%

Total	45,226,724.011	96.324%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,082,401.702	87.497%	90.837%
Against	1,826,362.597	3.890%	4.038%
Abstain	2,317,959.712	4.937%	5.125%

Total	45,226,724.011	96.324%	100.000%

FGR-25

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,345,879.511	88.059%	91.419%
Against	1,613,663.622	3.436%	3.568%
Abstain	2,267,180.878	4.829%	5.013%

Total	45,226,724.011	96.324%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,187,639.253	87.722%	91.069%
Against	1,752,274.040	3.732%	3.875%
Abstain	2,286,810.718	4.870%	5.056%

Total	45,226,724.011	96.324%	100.000%

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,211,775.351	87.773%	91.123%
Against	1,720,550.630	3.664%	3.804%
Abstain	2,294,398.030	4.887%	5.073%

Total	45,226,724.011	96.324%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,272,946.256	87.903%	91.258%
Against	1,618,366.852	3.447%	3.578%
Abstain	2,335,410.903	4.974%	5.164%

Total	45,226,724.011	96.324%	100.000%

FGR-26

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,551,837.550	88.497%	91.875%
Against	1,503,160.675	3.202%	3.323%
Abstain	2,171,725.786	4.625%	4.802%

Total	45,226,724.011	96.324%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,804,230.089	86.905%	90.222%
Against	2,111,480.717	4.497%	4.668%
Abstain	2,311,013.205	4.922%	5.110%

Total	45,226,724.011	96.324%	100.000%

Proposal 5. To approve a change in the Fund’s principal investment goal of capital appreciation with a secondary goal to earn current income to a goal of high total return:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,389,113.027	88.151%	91.515%
Against	1,722,142.935	3.667%	3.808%
Abstain	2,115,468.049	4.506%	4.677%

Total	45,226,724.011	96.324%	100.000%

Proposal 6. To approve a new investment management agreement between the Trust, on behalf of Franklin Global Real Estate Securities Fund, and Franklin Templeton Institutional, LLC.:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,241,936.665	87.837%	91.189%
Against	1,713,026.601	3.649%	3.788%
Abstain	2,271,760.745	4.838%	5.023%

Total	45,226,724.011	96.324%	100.000%

FGR-27

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 7. To approve a subadvisory agreement between Franklin Templeton Institutional, LLC and Franklin Advisers, Inc.:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,173,707.884	87.692%	91.038%
Against	1,811,852.362	3.859%	4.007%
Abstain	2,241,163.765	4.773%	4.955%

Total	45,226,724.011	96.324%	100.000%

Proposal 8. To approve a change in the Fund’s classification from a diversified to a non-diversified fund:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,447,046.503	86.144%	89.432%
Against	2,484,293.610	5.291%	5.493%
Abstain	2,295,383.898	4.889%	5.075%

Total	45,226,724.011	96.324%	100.000%

FGR-28

FRANKLIN GROWTH AND INCOME SECURITIES FUND

We are pleased to bring you Franklin Growth and Income Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Growth and Income Securities Fund – Class 2 delivered a +7.05% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund Class 2

Performance data represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests predominantly in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong but undervalued by the market.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its benchmark, the Standard & Poor’s 500 Index (S&P 500) and its peers as measured by the Lipper VIP Equity Income Funds Classification Average, which returned +6.92% and +7.34%.1 The Fund outperformed its additional benchmark, the Russell 1000® Value Index, which returned +6.23% for the same period.1 Please note that the Fund invests primarily in stocks with above average dividend yields. As a result, its holdings and returns may differ from those of the S&P 500 and the Russell benchmark, which include nondividend-paying stocks and do not focus on dividend yield.

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Common stocks with higher dividend yields can be sensitive to interest rate movements. By having significant investments in a particular sector from time to time, such as the financial services sector, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FGI-2

East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors, pursuing a disciplined investment strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that offer current dividend yields and present, in our opinion, the best trade-off between valuation, potential earnings growth and business risk. Special emphasis is placed upon dividend yield as we believe that high relative dividend yield can be a good indicator of value.

Manager’s Discussion

During the six months under review, major telecommunications company AT&T and Latin America-based wireless services provider America Movil were among the Fund’s most significant contributors to absolute performance. Shares of AT&T appreciated mainly due to strong results from the company’s wireless unit, and America Movil benefited from robust subscription growth rates during the review period. A position in electric utility company Public Service Enterprise Group, which was sold during the reporting period, also performed well and was a major contributor to Fund returns due to the company’s solid operating performance.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FGI-3

From a sector perspective, our electronic technology investments contributed most to Fund performance during the reporting period. Notably, the Fund benefited from its positions in telecommunications equipment maker Nokia, and semiconductor companies Intel and Microchip Technology. In the producer manufacturing sector, industrial conglomerate Honeywell International was a key contributor to Fund returns. The Fund also benefited from its exposure to the energy sector as high oil and natural gas prices, stronger refining margins, and healthy earnings reports bolstered Fund holdings in independent oil refiner Sunoco and integrated oil companies Chevron and Exxon Mobil.

Other key investments that contributed to performance during the reporting period included aluminum producer Alcoa and trucking company J.B. Hunt Transport Services.

The Fund had some detractors from absolute performance during the review period. On a sector basis, consumer durables was a major detractor due to the Fund’s investment in homebuilder D.R. Horton, which was hurt by ongoing weakness in the housing market. In addition, subprime mortgage market concerns hindered the performance of several of the Fund’s holdings in major banks such as Bank of America, Wachovia and U.S. Bancorp. Likewise, mortgage lender Freddie Mac also detracted from performance and was sold during the reporting period. Within retail trade, electronic retailer Best Buy detracted from Fund performance during the review period.

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Growth and Income Securities Fund

6/30/07

Company Sector/Industry	% of Total Net Assets
AT&T Inc.	3.0%
Communications
Citigroup Inc.	2.4%
Finance
Bank of America Corp.	2.4%
Finance
JPMorgan Chase & Co.	2.3%
Finance
Caterpillar Inc.	2.2%
Producer Manufacturing
Intel Corp.	2.2%
Electronic Technology
Exxon Mobil Corp.	2.2%
Energy Minerals
Chevron Corp.	2.1%
Energy Minerals
General Electric Co.	2.0%
Producer Manufacturing
MBIA Inc.	2.0%
Finance

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGI-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract level. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Growth and Income Securities Fund Class 2

FGI-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,070.50	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGI-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.83	$15.60	$15.60	$14.44	$11.82	$15.27

Income from investment operations[a]:
Net investment income[b]	0.20	0.42	0.42	0.40	0.36	0.39
Net realized and unrealized gains (losses)	1.05	2.05	0.15	1.14	2.66	(2.58)

Total from investment operations	1.25	2.47	0.57	1.54	3.02	(2.19)

Less distributions from:
Net investment income	(0.42)	(0.43)	(0.43)	(0.38)	(0.40)	(0.42)
Net realized gains	(0.93)	(0.81)	(0.14)	—	—	(0.84)

Total distributions	(1.35)	(1.24)	(0.57)	(0.38)	(0.40)	(1.26)

Net asset value, end of period	$16.73	$16.83	$15.60	$15.60	$14.44	$11.82

Total return[c]	7.17%	17.05%	3.71%	10.91%	26.06%	(15.53)%
Ratios to average net assets[d]
Expenses	0.53% [e]	0.54% [e]	0.51% [e]	0.52% [e]	0.53%	0.53%
Net investment income	2.35%	2.63%	2.74%	2.77%	2.92%	2.85%

Supplemental data
Net assets, end of period (000’s)	$377,560	$388,751	$405,245	$471,596	$505,393	$455,680
Portfolio turnover rate	22.89%	23.05%	43.89%	40.15%	43.18%	96.61%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Growth and Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.62	$15.42	$15.43	$14.31	$11.74	$15.20

Income from investment operations[a]:
Net investment income[b]	0.18	0.37	0.38	0.37	0.33	0.34
Net realized and unrealized gains (losses)	1.03	2.03	0.15	1.12	2.63	(2.54)

Total from investment operations	1.21	2.40	0.53	1.49	2.96	(2.20)

Less distributions from:
Net investment income	(0.38)	(0.39)	(0.40)	(0.37)	(0.39)	(0.42)
Net realized gains	(0.93)	(0.81)	(0.14)	—	—	(0.84)

Total distributions	(1.31)	(1.20)	(0.54)	(0.37)	(0.39)	(1.26)

Net asset value, end of period	$16.52	$16.62	$15.42	$15.43	$14.31	$11.74

Total return[c]	7.05%	16.76%	3.51%	10.61%	25.70%	(15.72)%
Ratios to average net assets[d]
Expenses	0.78% [e]	0.79% [e]	0.76% [e]	0.77% [e]	0.78%	0.78%
Net investment income	2.10%	2.38%	2.49%	2.52%	2.67%	2.60%

Supplemental data
Net assets, end of period (000’s)	$392,857	$348,724	$313,286	$263,146	$136,824	$38,379
Portfolio turnover rate	22.89%	23.05%	43.89%	40.15%	43.18%	96.61%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FGI-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Long Term Investments 98.2%
Common Stocks 94.4%
Commercial Services 1.6%
R. R. Donnelley & Sons Co.	United States	289,600	$12,600,496

Communications 5.9%
Alltel Corp.	United States	113,100	7,639,905
America Movil SAB de CV, L, ADR	Mexico	235,900	14,609,287
AT&T Inc.	United States	561,397	23,297,975

			45,547,167

Consumer Durables 1.8%
D.R. Horton Inc.	United States	707,800	14,106,454

Consumer Non-Durables 5.3%
Anheuser-Busch Cos. Inc.	United States	220,900	11,522,144
The Coca-Cola Co.	United States	225,300	11,785,443
Diageo PLC, ADR	United Kingdom	81,500	6,789,765
Unilever NV, N.Y. shs.	Netherlands	334,000	10,360,680

			40,458,032

Consumer Services 1.7%
Carnival Corp.	United States	268,400	13,089,868

Electronic Technology 8.7%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	246,700	11,893,407
Intel Corp.	United States	709,000	16,845,840
Microchip Technology Inc.	United States	410,800	15,216,032
Nokia Corp., ADR	Finland	426,000	11,974,860
Raytheon Co.	United States	204,400	11,015,116

			66,945,255

Energy Minerals 7.1%
Chevron Corp.	United States	191,016	16,091,188
ConocoPhillips	United States	190,800	14,977,800
Exxon Mobil Corp.	United States	199,744	16,754,527
Sunoco Inc.	United States	83,900	6,685,152

			54,508,667

Finance 26.5%
AFLAC Inc.	United States	143,800	7,391,320
American International Group Inc.	United States	77,500	5,427,325
Bank of America Corp.	United States	378,212	18,490,785
Capital One Financial Corp.	United States	115,764	9,080,528
CapitalSource Inc.	United States	565,400	13,903,186
Citigroup Inc.	United States	365,200	18,731,108
Fannie Mae	United States	200,400	13,092,132
[a]Fortress Investment Group, A	United States	347,200	8,270,304
JPMorgan Chase & Co.	United States	360,070	17,445,391
Marsh & McLennan Cos. Inc.	United States	314,300	9,705,584
MBIA Inc.	United States	249,100	15,499,002
Merrill Lynch & Co. Inc.	United States	155,700	13,013,406
Morgan Stanley	United States	185,700	15,576,516
U.S. Bancorp	United States	357,300	11,773,035
Wachovia Corp.	United States	245,300	12,571,625
Washington Mutual Inc.	United States	339,400	14,472,016

			204,443,263

FGI-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Health Technology 4.0%
Eli Lilly and Co.	United States	85,100	$4,755,388
GlaxoSmithKline PLC, ADR	United Kingdom	171,200	8,965,744
Pfizer Inc.	United States	547,600	14,002,132
Wyeth	United States	55,000	3,153,700

			30,876,964

Industrial Services 1.1%
Waste Management Inc.	United States	218,100	8,516,805

Non-Energy Minerals 1.7%
Alcoa Inc.	United States	327,000	13,253,310

Process Industries 1.5%
The Dow Chemical Co.	United States	258,900	11,448,558

Producer Manufacturing 11.5%
3M Co.	United States	145,600	12,636,624
Autoliv Inc.	Sweden	106,100	6,033,907
Caterpillar Inc.	United States	217,600	17,038,080
General Electric Co.	United States	407,800	15,610,584
Honeywell International Inc.	United States	235,800	13,270,824
Masco Corp.	United States	466,000	13,267,020
Pitney Bowes Inc.	United States	228,400	10,693,688

			88,550,727

Real Estate Investment Trust 2.0%
iStar Financial Inc.	United States	343,400	15,222,922

Retail Trade 5.1%
Best Buy Co. Inc.	United States	244,000	11,387,480
The Gap Inc.	United States	365,000	6,971,500
The Home Depot Inc.	United States	377,400	14,850,690
Wal-Mart Stores Inc.	United States	131,900	6,345,709

			39,555,379

Technology Services 3.0%
Microsoft Corp.	United States	370,000	10,903,900
Paychex Inc.	United States	307,100	12,013,752

			22,917,652

Transportation 2.8%
J.B. Hunt Transport Services Inc.	United States	396,000	11,610,720
United Parcel Service Inc., B	United States	138,000	10,074,000

			21,684,720

Utilities 3.1%
Dominion Resources Inc.	United States	116,900	10,089,640
TXU Corp.	United States	205,900	13,857,070

			23,946,710

Total Common Stocks (Cost $555,624,221)			727,672,949

Convertible Preferred Stocks 3.8%
Energy Minerals 1.4%
Chesapeake Energy Corp., 5.00%, cvt. pfd.	United States	74,400	10,890,300

FGI-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Growth and Income Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Convertible Preferred Stocks (continued)
Finance 1.5%
E*TRADE Financial Corp., 6.125%, cvt. pfd.	United States	405,800	$11,329,936

Health Technology 0.9%
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	97,600	6,714,880

Total Convertible Preferred Stocks (Cost $26,410,984)			28,935,116

Total Long Term Investments (Cost $582,035,205)			756,608,065

		Principal Amount
Short Term Investments 2.6%
Repurchase Agreement 1.9%
[b]Joint Repurchase Agreement, 4.831%, 7/02/07 (Maturity Value $14,657,567)	United States	$14,651,668	14,651,668

ABN AMRO Bank, NV, New York Branch (Maturity Value $1,423,543)

Banc of America Securities LLC (Maturity Value $897,921)

Barclays Capital Inc. (Maturity Value $646,106)

Bear, Stearns & Co. Inc. (Maturity Value $1,423,543)

BNP Paribas Securities Corp. (Maturity Value $1,432,044)

Deutsche Bank Securities Inc. (Maturity Value $1,292,065)

Goldman, Sachs & Co. (Maturity Value $1,423,543)

Greenwich Capital Markets Inc. (Maturity Value $1,423,543)

Lehman Brothers Inc. (Maturity Value $895,577)

Merrill Lynch Government Securities Inc. (Maturity Value $1,193,566)

Morgan Stanley & Co. Inc. (Maturity Value $1,423,543)

UBS Securities LLC (Maturity Value $1,182,573)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[c]U.S. Government Agency Discount notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes, 2.625% - 6.125%, 8/15/07 - 9/30/11

		Shares
[d]Investments from Cash Collateral Received for Loaned Securities 0.7%
Money Market Fund (Cost $5,275,780) 0.7%
[e]Bank of New York Institutional Cash Reserve Fund, 5.308%		5,275,780	5,275,780

Total Investments (Cost $601,962,653) 100.8%			776,535,513
Other Assets, less Liabilities (0.8)%			(6,118,386)

Net Assets 100.0%			$770,417,127

Selected Portfolio Abbreviation

ADR - American Depository Receipt

[a]	A portion or all of the security is on loan as of June 30, 2007. See Note 1(e).
[b]	See Note 1(c) regarding joint repurchase agreement.
[c]	The security is traded on a discount basis with no stated coupon rate.
[d]	See Note 1(e) regarding securities on loan.
[e]	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FGI-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Growth and Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$582,035,205
Cost - Repurchase agreements	14,651,668
Cost - Money Market Fund	5,275,780

Total cost of investments	$601,962,653

Value - Unaffiliated issuers	$756,608,065
Value - Repurchase agreements	14,651,668
Value - Money Market Fund	5,275,780

Total value of investments[a]	776,535,513
Receivables:
Capital shares sold	3,523
Dividends and interest	970,884

Total assets	777,509,920

Liabilities:
Payables:
Capital shares redeemed	1,118,188
Affiliates	477,410
Payable upon return of securities loaned	5,275,780
Accrued expenses and other liabilities	221,415

Total liabilities	7,092,793

Net assets, at value	$770,417,127

Net assets consist of:
Paid-in capital	$555,188,800
Undistributed net investment income	8,939,507
Net unrealized appreciation (depreciation)	174,572,860
Accumulated net realized gain (loss)	31,715,960

Net assets, at value	$770,417,127

Class 1:
Net assets, at value	$377,560,350

Shares outstanding	22,562,844

Net asset value and maximum offering price per share	$16.73

Class 2:
Net assets, at value	$392,856,777

Shares outstanding	23,778,093

Net asset value and maximum offering price per share	$16.52

[a]Includes	$5,128,446 of securities loaned.

The accompanying notes are an integral part of these financial statements.

FGI-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Growth and Income Securities Fund
Investment income:
Dividends	$10,409,427
Interest	325,477
Income from securities loaned-net	17,034

Total investment income	10,751,938

Expenses:
Management fees (Note 3a)	1,804,325
Distribution fees Class 2 (Note 3c)	457,940
Unaffiliated transfer agent fees	94
Custodian fees (Note 4)	7,310
Reports to shareholders	147,262
Professional fees	16,196
Trustees’ fees and expenses	2,594
Other	9,312

Total expenses	2,445,033
Expense reductions (Note 4)	(3)

Net expenses	2,445,030

Net investment income	8,306,908

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	33,536,812
Foreign currency transactions	396

Net realized gain (loss)	33,537,208

Net change in unrealized appreciation (depreciation) on investments	9,598,328

Net realized and unrealized gain (loss)	43,135,536

Net increase (decrease) in net assets resulting from operations	$51,442,444

The accompanying notes are an integral part of these financial statements.

FGI-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Growth and Income Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$8,306,908	$17,870,136
Net realized gain (loss) from investments and foreign currency transactions	33,537,208	40,379,538
Net change in unrealized appreciation (depreciation) on investments	9,598,328	52,568,145

Net increase (decrease) in net assets resulting from operations	51,442,444	110,817,819

Distributions to shareholders from:
Net investment income:
Class 1	(8,774,492)	(10,156,911)
Class 2	(8,436,065)	(7,558,734)
Net realized gains:
Class 1	(19,524,195)	(19,198,119)
Class 2	(20,561,240)	(15,678,017)

Total distributions to shareholders	(57,295,992)	(52,591,781)

Capital share transactions: (Note 2)
Class 1	(9,713,336)	(48,044,550)
Class 2	48,508,893	8,762,172

Total capital share transactions	38,795,557	(39,282,378)

Net increase (decrease) in net assets	32,942,009	18,943,660
Net assets:
Beginning of period	737,475,118	718,531,458

End of period	$770,417,127	$737,475,118

Undistributed net investment income included in net assets:
End of period	$8,939,507	$17,843,156

The accompanying notes are an integral part of these financial statements.

FGI-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Growth and Income Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 76.83% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies such as baskets of American Depository Receipts. The price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FGI-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Securities Lending

The Fund may loan securities directly to certain brokers for which it receives a securities lending fee. The Fund receives securities as collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The securities received as collateral are held in a segregated account with the Fund’s custodian on the Fund’s behalf and is valued at $5,275,780 at June 30, 2007. The Fund bears the risk of loss with respect to the securities loaned and of default of any securities borrower.

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined

FGI-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Security Transactions, Investment Income, Expenses and Distributions (continued)

on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,711	$288,224	114,159	$1,817,005
Shares issued in reinvestment of distributions	1,649,108	28,298,687	2,003,756	29,355,030
Shares redeemed	(2,204,664)	(38,300,247)	(4,989,570)	(79,216,585)

Net increase (decrease)	(538,845)	$(9,713,336)	(2,871,655)	$(48,044,550)

Class 2 Shares:
Shares sold	2,782,698	$48,537,348	2,218,990	$34,370,276
Shares issued in reinvestment of distributions	1,710,755	28,997,305	1,603,640	23,236,751
Shares redeemed	(1,701,521)	(29,025,760)	(3,151,790)	(48,844,855)

Net increase (decrease)	2,791,932	$48,508,893	670,840	$8,762,172

FGI-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

FGI-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$602,983,503

Unrealized appreciation	$181,356,673
Unrealized depreciation	(7,804,663)

Net unrealized appreciation (depreciation)	$173,552,010

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $169,033,425 and $181,145,761, respectively.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

FGI-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Growth and Income Securities Fund

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FGI-20

Franklin Templeton Variable Insurance Products Trust

Franklin Growth and Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Growth and Income Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware Statutory Trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,128,268.654	91.109%	92.796%
Against	1,074,250.214	2.440%	2.484%
Abstain	2,040,906.428	4.633%	4.720%

Total	43,243,425.296	98.182%	100.000%

FGI-21

Franklin Templeton Variable Insurance Products Trust

Franklin Growth and Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,344,123.513	89.329%	90.983%
Against	1,820,718.700	4.134%	4.210%
Abstain	2,078,583.083	4.719%	4.807%

Total	43,243,425.296	98.182%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,620,807.704	89.957%	91.623%
Against	1,443,056.419	3.277%	3.337%
Abstain	2,179,561.173	4.948%	5.040%

Total	43,243,425.296	98.182%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,534,343.999	89.761%	91.423%
Against	1,581,904.111	3.592%	3.658%
Abstain	2,127,177.186	4.829%	4.919%

Total	43,243,425.296	98.182%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,779,507.067	90.318%	91.990%
Against	1,384,451.663	3.143%	3.201%
Abstain	2,079,466.566	4.721%	4.809%

Total	43,243,425.296	98.182%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,514,137.770	89.715%	91.376%
Against	1,531,075.132	3.476%	3.541%
Abstain	2,198,212.394	4.991%	5.083%

Total	43,243,425.296	98.182%	100.000%

FGI-22

Franklin Templeton Variable Insurance Products Trust

Franklin Growth and Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,735,726.132	90.218%	91.888%
Against	1,475,898.587	3.351%	3.413%
Abstain	2,031,800.577	4.613%	4.699%

Total	43,243,425.296	98.182%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,784,674.200	90.329%	92.002%
Against	1,208,075.297	2.743%	2.793%
Abstain	2,250,675.799	5.110%	5.205%

Total	43,243,425.296	98.182%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,372,468.396	91.664%	93.361%
Against	1,083,055.221	2.459%	2.504%
Abstain	1,787,901.679	4.059%	4.135%

Total	43,243,425.296	98.182%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	39,907,082.150	90.607%	92.285%
Against	1,467,864.848	3.333%	3.394%
Abstain	1,868,478.298	4.242%	4.321%

Total	43,243,425.296	98.182%	100.000%

FGI-23

FRANKLIN HIGH INCOME SECURITIES FUND

(FORMERLY FRANKLIN HIGH INCOME FUND)

This semiannual report for Franklin High Income Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin High Income Securities Fund – Class 2 delivered a +2.56% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Your Fund’s Goals and Main Investments: Franklin High Income Securities Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in high yield, lower quality debt securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the CS High Yield Index, which returned +3.68%.1 The Fund also underperformed its peers as measured by the +3.06% return of the Lipper VIP High Current Yield Funds Classification Average.1

Economic and Market Overview

The U.S. economy was resilient over the six months ended June 30, 2007. In the first quarter, a weakening housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. Headline, or overall, inflation experienced some upward pressure while the rate of core inflation, which excludes food and energy costs, actually moderated during the six-month period. Looking back over the past 12 months, however, the headline Consumer Price Index (CPI) reported a rise of 2.7%, while core CPI increased 2.2%.2

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable “despite the ongoing adjustment in the housing sector.” At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

After reaching its highest level in over five years in June 2007, the 10-year Treasury note ended the period yielding 5.03%, compared with 4.71% at the beginning of the period. The intermediate portion of the

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund invests primarily to predominantly in high yield, lower-rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

yield curve often reflects market expectations of the future direction of inflation. Although the U.S. appeared to remain in a relatively moderate inflation environment, the improvement in domestic growth expectations following a somewhat weak first quarter gross domestic product report likely caused this rise in longer-term interest rates.

Although there were some periods of volatility mid-period, the high yield market was generally strong with yield spreads over Treasuries, as measured by the CS High Yield Index, reaching all-time narrowest levels near the beginning of June. However, as the month progressed, interest rate fears and equity market volatility affected the market and spreads widened. A heavy new-issue calendar dominated by aggressive, highly leveraged buyout transactions also put pressure on secondary market prices. These factors led to the first negative monthly return for the benchmark in the reporting period. Overall, the yield spread over Treasuries for the high yield market, as measured by the CS High Yield Index, ended the period relatively unchanged from year-end 2006 levels, though the premium yield for the sector drove the high yield corporate market to outperform the broad fixed income markets during the period.

Investment Strategy

We are research-driven, fundamental investors who rely on a team of analysts to provide in-depth industry expertise and use qualitative and quantitative analyses to evaluate companies. As bottom-up investors, we focus primarily on individual securities. We also consider sectors when choosing investments. In selecting securities for the Fund’s investment portfolio, we do not rely principally on ratings assigned by rating agencies, but perform our own independent analysis to evaluate an issuer’s creditworthiness. We consider a variety of factors, including an issuer’s experience and managerial strength, its sensitivity to economic conditions and its current financial condition.

Manager’s Discussion

During the six months under review, certain industry positions impacted relative performance. While we mainly utilize a bottom-up security selection process to manage the Fund, we also draw on our fundamental research process to take a top-down, broader economic view. With that in mind, we overweighted and underweighted certain industries relative to our benchmark in an effort to outperform.

Portfolio allocations that aided the Fund’s relative performance included no exposure in the airline industry and an underweighting in the energy industry.3 Airlines was a volatile industry, and after being a top performer in 2006, reversed course and was the worst performing sector during the reporting period. The energy industry also underperformed the benchmark. In addition, the Fund’s overweighted manufacturing industry positioning positively impacted relative returns as the industry outperformed the CS High Yield Index.4

Conversely, the Fund’s positioning versus the index in metals, textiles and gaming dragged on relative performance.5 The Fund had no exposure to textiles and underweighted metals, both of which outperformed the benchmark during the period. The Fund’s overweighted position in gaming also hindered relative returns as the industry underperformed the index as shareholder friendly activities, such as leveraged buyouts and large-scale repurchase programs, continued. Although these events are considered positive for the companies’ stock prices, their impact for bondholders is often negative.

The Fund’s risk positioning also detracted somewhat from the Fund’s relative performance. The Fund continued to maintain a slightly conservative risk positioning versus its benchmark. This strategy was based on our assessment of the market’s valuation versus fundamentals. However, with abundant liquidity in the fixed income markets, technical factors and investors’ overall risk appetite remained quite strong.

Thank you for your participation in Franklin High Income Securities Fund. We look forward to serving your future investment needs.

3. The Fund’s energy holdings are in the energy minerals sector in the Statement of Investments (SOI).

4. The Fund’s manufacturing holdings are in the industrial services sector in the SOI.

5. The Fund’s metals holdings are in the non-energy minerals sector in the SOI. The Fund’s gaming holdings are in the consumer services sector in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Sectors/Industries

Franklin High Income Securities Fund

6/30/07

% of Total Net Assets
Consumer Services	16.1%
Communications	10.6%
Process Industries	10.0%
Commercial Services	7.6%
Electronic Technology	7.5%
Utilities	6.2%
Health Services	5.9%
Consumer Durables	5.8%
Energy Minerals	5.3%
Industrial Services	5.1%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin High Income Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,025.60	$4.27
Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.85%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin High Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.96	$6.82	$6.99	$6.81		$5.67	$7.44

Income from investment operations[a]:
Net investment income[b]	0.25	0.49	0.48	0.49		0.51	0.63
Net realized and unrealized gains (losses)	(0.06)	0.12	(0.23)	0.15		1.21	(1.30)

Total from investment operations	0.19	0.61	0.25	0.64		1.72	(0.67)

Less distributions from net investment income	(0.45)	(0.47)	(0.42)	(0.46)		(0.58)	(1.10)

Net asset value, end of period	$6.70	$6.96	$6.82	$6.99		$6.81	$5.67

Total return[c]	2.71%	9.48%	3.72%	10.04%		31.50%	(9.55)%
Ratios to average net assets[d]
Expenses before expense reduction	0.60%	0.64%	0.60%	0.62%		0.62%	0.63%
Expenses net of expense reduction	0.60% [e]	0.63%	0.60% [e]	0.62%	[e]	0.62%	0.63%
Net investment income	7.20%	7.14%	6.96%	7.17%		8.19%	9.92%

Supplemental data
Net assets, end of period (000’s)	$69,558	$77,641	$87,814	$109,569		$136,218	$111,746
Portfolio turnover rate	23.10%	37.99%	47.60%	59.87%		52.01%	56.01%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin High Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.85	$6.71	$6.90	$6.73		$5.62	$7.41

Income from investment operations[a]:
Net investment income[b]	0.24	0.46	0.45	0.46		0.48	0.56
Net realized and unrealized gains (losses)	(0.06)	0.13	(0.23)	0.16		1.21	(1.25)

Total from investment operations	0.18	0.59	0.22	0.62		1.69	(0.69)

Less distributions from net investment income	(0.44)	(0.45)	(0.41)	(0.45)		(0.58)	(1.10)

Net asset value, end of period	$6.59	$6.85	$6.71	$6.90		$6.73	$5.62

Total return[c]	2.56%	9.36%	3.31%	9.87%		31.18%	(9.96)%
Ratios to average net assets[d]
Expenses before expense reduction	0.85%	0.89%	0.85%	0.87%		0.87%	0.88%
Expenses net of expense reduction	0.85% [e]	0.88%	0.85% [e]	0.87%	[e]	0.87%	0.88%
Net investment income	6.95%	6.89%	6.71%	6.92%		7.94%	9.67%

Supplemental data
Net assets, end of period (000’s)	$183,666	$166,318	$139,413	$122,579		$58,681	$7,326
Portfolio turnover rate	23.10%	37.99%	47.60%	59.87%		52.01%	56.01%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Long Term Investments 97.7%
Corporate Bonds 97.7%
Commercial Services 7.6%
[b]ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15	United States	$2,700,000	$2,760,750
Dex Media Inc., B, 8.00%, 11/15/13	United States	500,000	510,000
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13	United States	1,500,000	1,612,500
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	2,700,000	2,794,500
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	3,000,000	3,120,000
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,000,000	2,005,000
6.625%, 8/15/15	United States	300,000	285,750
R.H. Donnelley Corp., senior note, 8.875%, 1/15/16	United States	3,500,000	3,657,500
[b]Rental Service Corp., senior note, 144A, 9.50%, 12/01/14	United States	2,500,000	2,562,500

			19,308,500

Communications 10.6%
Centennial Communications Corp., senior note, 10.00%, 1/01/13	United States	2,500,000	2,693,750
[b]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,700,000	2,652,750
Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12	United States	2,200,000	2,381,500
Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12	United Kingdom	3,000,000	2,876,250
Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25% thereafter, 2/01/15	Bermuda	700,000	579,250
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13	Bermuda	3,000,000	3,060,000
[b]MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14	United States	2,000,000	2,075,000
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,200,000	2,392,500
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	1,500,000	1,526,250
B, 7.50%, 2/15/14	United States	2,000,000	2,035,000
[b]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	2,025,000	2,333,813
Windstream Corp., senior note, 8.625%, 8/01/16	United States	2,000,000	2,125,000

			26,731,063

Consumer Durables 5.8%
Beazer Homes USA Inc., senior note, 8.125%, 6/15/16	United States	2,100,000	2,068,500
Ford Motor Credit Co. LLC, 7.80%, 6/01/12	United States	3,000,000	2,929,503
senior note, 9.875%, 8/10/11	United States	2,500,000	2,626,280
General Motors Corp., senior deb., 8.25%, 7/15/23	United States	1,000,000	916,250
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,100,000	2,084,250
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	1,500,000	1,500,000
KB Home, senior note, 6.25%, 6/15/15	United States	1,700,000	1,504,500
7.25%, 6/15/18	United States	1,200,000	1,110,000

			14,739,283

Consumer Non-Durables 2.3%
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	3,000,000	3,191,373
Smithfield Foods Inc., senior note, 7.75%, 5/15/13	United States	1,200,000	1,224,000
7/01/17	United States	800,000	804,000
Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15	United States	800,000	647,000

			5,866,373

Consumer Services 16.1%
Boyd Gaming Corp., senior sub. note, 7.75%, 12/15/12	United States	300,000	309,000
6.75%, 4/15/14	United States	1,700,000	1,674,500
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	2,800,000	2,779,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Consumer Services (continued)
[c,d]Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10	Germany	$2,750,000	$275
CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	2,600,000	2,593,500
CCH II LLC, senior note, 10.25%, 9/15/10	United States	3,800,000	3,990,000
[b]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,500,000	1,485,000
[b]Greektown Holdings, senior note, 144A, 10.75%, 12/01/13	United States	2,000,000	2,130,000
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	2,000,000	1,889,830
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	2,415,000	2,372,737
MGM MIRAGE, senior note, 6.625%, 7/15/15	United States	2,500,000	2,284,375
6.875%, 4/01/16	United States	1,000,000	925,000
7.50%, 6/01/16	United States	500,000	476,875
[b]Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15	United States	1,800,000	1,728,000
Pinnacle Entertainment Inc., senior sub. note, 8.25%, 3/15/12	United States	200,000	207,000
8.75%, 10/01/13	United States	2,100,000	2,205,000
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	1,800,000	1,836,000
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,300,000	2,173,500
[b]Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14	United States	2,000,000	2,205,000
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	1,800,000	1,771,499
senior note, 6.875%, 12/01/13	United States	700,000	703,259
Station Casinos Inc., senior note, 6.00%, 4/01/12	United States	300,000	283,500
senior sub. note, 6.50%, 2/01/14	United States	300,000	267,000
senior sub. note, 6.875%, 3/01/16	United States	2,200,000	1,952,500
[b]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	2,600,000	2,580,500

			40,822,850

Electronic Technology 7.5%
DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18	United States	2,700,000	2,740,500
[b]Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14	United States	3,600,000	3,456,000
[b]Hawker Beechcraft Acquisition Co., senior note, 144A, 8.50%, 4/01/15	United States	800,000	828,000
PIK, 8.875%, 4/01/15	United States	1,700,000	1,755,250
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	2,500,000	2,331,250
6.375%, 10/15/15	United States	500,000	475,000
NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14	Netherlands	2,300,000	2,277,000
Sanmina-SCI Corp., [b,e]senior note, 144A, FRN, 8.11%, 6/15/14	United States	1,000,000	1,005,000
senior sub. note, 6.75%, 3/01/13	United States	1,400,000	1,281,000
senior sub. note, 8.125%, 3/01/16	United States	300,000	280,500
TransDigm Inc., senior sub. note, [b]144A, 7.75%, 7/15/14	United States	400,000	406,000
7.75%, 7/15/14	United States	2,000,000	2,030,000

			18,865,500

Energy Minerals 5.3%
Chesapeake Energy Corp., senior note, 7.625%, 7/15/13	United States	500,000	515,000
6.25%, 1/15/18	United States	3,000,000	2,816,250

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Energy Minerals (continued)
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	$2,600,000	$2,561,000
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	2,500,000	2,500,000
[b]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	1,700,000	1,644,750
Pogo Producing Co., senior sub. note, 7.875%, 5/01/13	United States	200,000	205,000
6.875%, 10/01/17	United States	2,200,000	2,194,500
[b]Tesoro Corp., senior note, 144A, 6.50%, 6/01/17	United States	900,000	884,250

			13,320,750

Finance 2.8%
GMAC LLC, 6.875%, 8/28/12	United States	5,300,000	5,185,324
United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13	United States	2,000,000	2,012,500

			7,197,824

Health Services 5.9%
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	2,700,000	2,679,750
HCA Inc., senior note, 6.50%, 2/15/16	United States	400,000	340,500
[b]senior secured note, 144A, 9.125%, 11/15/14	United States	2,400,000	2,529,000
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	3,000,000	2,726,250
[b]United Surgical Partners International Inc., senior sub. note, 144A, PIK, 9.25%, 5/01/17	United States	1,500,000	1,511,250
[b,e]U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12	United States	2,600,000	2,567,500
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,500,000	2,487,500

			14,841,750

Industrial Services 5.1%
Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17	United States	2,600,000	2,528,500
[b]Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17	United States	900,000	906,750
Compagnie Generale de Geophysique-Veritas, senior note, 7.50%, 5/15/15	France	500,000	502,500
7.75%, 5/15/17	France	700,000	712,250
El Paso Corp., senior note, 6.875%, 6/15/14	United States	2,500,000	2,499,995
Hanover Compressor Co., senior note, 7.50%, 4/15/13	United States	400,000	404,000
Markwest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	2,500,000	2,375,000
The Williams Cos. Inc., 8.75%, 3/15/32	United States	800,000	930,000
senior note, 7.625%, 7/15/19	United States	600,000	636,000
senior note, 7.875%, 9/01/21	United States	1,200,000	1,296,000

			12,790,995

Non-Energy Minerals 2.2%
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	2,200,000	2,354,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	3,000,000	3,093,750

			5,447,750

Process Industries 10.0%
Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10	United States	2,400,000	2,412,000
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	2,500,000	2,525,000
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,200,000	2,367,750
[b]Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16	United Kingdom	2,400,000	2,358,000
JSG Funding PLC, senior sub. note, 7.75%, 4/01/15	Ireland	2,500,000	2,515,625
Lyondell Chemical Co., senior note, 8.00%, 9/15/14	United States	3,000,000	3,097,500
[b]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	1,900,000	1,919,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Principal Amount[a]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Process Industries (continued)
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	$3,000,000	$3,127,500
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	2,500,000	2,537,500
[b]Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14	United States	2,300,000	2,386,250

			25,246,125

Producer Manufacturing 3.4%
Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13	United States	2,400,000	2,406,000
[c,d]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	—
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	1,300,000	1,316,250
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	2,500,000	2,575,000
[b]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	2,500,000	2,393,750

			8,691,000

Real Estate Development 1.0%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,300,000	2,328,750
6.50%, 2/01/17	United States	300,000	285,750

			2,614,500

Real Estate Investment Trusts 1.0%
Host Marriott LP, senior note, M, 7.00%, 8/15/12	United States	2,000,000	2,012,500
O, 6.375%, 3/15/15	United States	500,000	482,500

			2,495,000

Retail Trade 1.9%
[b,f]Dollar General Corp., senior note, 144A, 10.625%, 7/15/15	United States	2,500,000	2,425,000
[b]Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14	United States	2,400,000	2,472,000

			4,897,000

Technology Services 1.2%
SunGard Data Systems Inc., senior note, 9.125%, 8/15/13	United States	900,000	925,875
senior sub. note, 10.25%, 8/15/15	United States	2,100,000	2,231,250

			3,157,125

Transportation 1.8%
Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13	United States	2,100,000	2,079,000
[b]Navios Maritime Holdings, senior note, 144A, 9.50%, 12/15/14	Marshall Islands	2,400,000	2,556,000

			4,635,000

Utilities 6.2%
Aquila Inc., senior note, 14.875%, 7/01/12	United States	2,000,000	2,560,000
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	2,300,000	2,259,750
[b]144A, 7.50%, 6/01/15	United States	300,000	283,875
[b]Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17	United States	2,700,000	2,558,250
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	2,500,000	2,568,750
NRG Energy Inc., senior note, 7.25%, 2/01/14	United States	900,000	904,500
7.375%, 2/01/16	United States	2,100,000	2,110,500
TXU Corp., senior note, P, 5.55%, 11/15/14	United States	3,000,000	2,561,781

			15,807,406

Total Corporate Bonds (Cost $249,413,783)			247,475,794

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin High Income Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stock (Cost $89,208) 0.0%
Producer Manufacturing 0.0%
[c,g,h]Goss Holdings Inc., B	United States	44,604	$—

Total Long Term Investments (Cost $249,502,991)			247,475,794

		Principal Amount
Short Term Investment (Cost $2,538,091) 1.0%
Repurchase Agreement 1.0%
[i]Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $2,539,113)	United States	$2,538,091	2,538,091

ABN AMRO Bank, NV, New York Branch (Maturity Value $246,599)

Banc of America Securities LLC (Maturity Value $155,544)

Barclays Capital Inc. (Maturity Value $111,924)

Bear, Stearns & Co. Inc. (Maturity Value $246,599)

BNP Paribas Securities Corp. (Maturity Value $248,071)

Deutsche Bank Securities Inc. (Maturity Value $223,823)

Goldman, Sachs & Co. (Maturity Value $246,599)

Greenwich Capital Markets Inc. (Maturity Value $246,599)

Lehman Brothers Inc. (Maturity Value $155,140)

Merrill Lynch Government Securities Inc. (Maturity Value $206,760)

Morgan Stanley & Co. Inc. (Maturity Value $246,599)

UBS Securities LLC (Maturity Value $204,856)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12; [j]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes,
2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $252,041,082) 98.7%			250,013,885
Other Assets, less Liabilities 1.3%			3,210,659

Net Assets 100.0%			$253,224,544

Selected Portfolio Abbreviations

FRN- Floating Rate Note

PIK - Payment-In-Kind

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[b]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $59,359,188, representing 23.44% of net assets.

[c]

Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the aggregate value of these securities was $275, representing less than 0.01% of net assets.

[d]	See Note 7 regarding defaulted securities.
[e]	The coupon rate shown represents the rate at period end.
[f]	See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
[g]	Non-income producing for the twelve months ended June 30, 2007.
[h]	See Note 8 regarding restricted securities.
[i]	See Note 1(b) regarding joint repurchase agreement.
[j]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin High Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$249,502,991
Cost - Repurchase agreements	2,538,091

Total cost of investments	$252,041,082

Value - Unaffiliated issuers	$247,475,794
Value - Repurchase agreements	2,538,091

Total value of investments	250,013,885
Receivables:
Investment securities sold	823,667
Capital shares sold	263,686
Interest	4,958,239

Total assets	256,059,477

Liabilities:
Payables:
Investment securities purchased	2,549,944
Capital shares redeemed	612
Affiliates	200,046
Accrued expenses and other liabilities	84,331

Total liabilities	2,834,933

Net assets, at value	$253,224,544

Net assets consist of:
Paid-in capital	$380,170,671
Undistributed net investment income	8,179,135
Net unrealized appreciation (depreciation)	(2,027,197)
Accumulated net realized gain (loss)	(133,098,065)

Net assets, at value	$253,224,544

Class 1:
Net assets, at value	$69,558,498

Shares outstanding	10,375,433

Net asset value and maximum offering price per share	$6.70

Class 2:
Net assets, at value	$183,666,046

Shares outstanding	27,866,783

Net asset value and maximum offering price per share	$6.59

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin High Income Securities Fund
Investment income:
Interest	$9,943,904

Expenses:
Management fees (Note 3a)	697,337
Distribution fees - Class 2 (Note 3c)	225,028
Unaffiliated transfer agent fees	670
Custodian fees (Note 4)	2,652
Reports to shareholders	49,173
Professional fees	11,377
Trustees’ fees and expenses	704
Other	5,902

Total expenses	992,843
Expense reductions (Note 4)	(767)

Net expenses	992,076

Net investment income	8,951,828

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	1,223,458
Net change in unrealized appreciation (depreciation) on investments	(3,814,649)

Net realized and unrealized gain (loss)	(2,591,191)

Net increase (decrease) in net assets resulting from operations	$6,360,637

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin High Income Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$8,951,828	$16,125,983
Net realized gain (loss) from investments	1,223,458	(3,500,966)
Net change in unrealized appreciation (depreciation) on investments	(3,814,649)	8,189,602

Net increase (decrease) in net assets resulting from operations	6,360,637	20,814,619

Distributions to shareholders from:
Net investment income:
Class 1	(4,495,151)	(5,262,787)
Class 2	(11,904,068)	(9,121,702)

Total distributions to shareholders	(16,399,219)	(14,384,489)

Capital share transactions: (Note 2)
Class 1	(5,726,493)	(12,259,606)
Class 2	25,030,778	22,561,846

Total capital share transactions	19,304,285	10,302,240

Net increase (decrease) in net assets	9,265,703	16,732,370
Net assets:
Beginning of period	243,958,841	227,226,471

End of period	$253,224,544	$243,958,841

Undistributed net investment income included in net assets:
End of period	$8,179,135	$15,626,526

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin High Income Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 94.67% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Joint Repurchase Agreement (continued)

which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	346,330	$2,433,924	512,532	$3,388,740
Shares issued in reinvestment of distributions	663,002	4,495,151	814,673	5,262,787
Shares redeemed	(1,781,211)	(12,655,568)	(3,056,921)	(20,911,133)

Net increase (decrease)	(771,879)	$(5,726,493)	(1,729,716)	$(12,259,606)

Class 2 Shares:
Shares sold	4,448,201	$31,325,152	7,703,760	$51,288,226
Shares issued in reinvestment of distributions	1,787,398	11,904,068	1,431,978	9,121,702
Shares redeemed	(2,648,602)	(18,198,442)	(5,618,386)	(37,848,082)

Net increase (decrease)	3,586,997	$25,030,778	3,517,352	$22,561,846

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2007	$2,294,320
2008	26,944,467
2009	14,152,532
2010	46,366,314
2011	24,711,916
2012	9,009,590
2013	6,321,190
2014	40,420

$129,840,749

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $4,480,774.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$252,657,577

Unrealized appreciation	$4,888,317
Unrealized depreciation	(7,532,009)

Net unrealized appreciation (depreciation)	$(2,643,692)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

5. INCOME TAXES (continued)

Net investment income and net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $71,244,383 and $56,686,422, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 96.72% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2007, the aggregate value of these securities was $275, representing less than 0.01% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
44,604	[a]Goss Holdings Inc., B	11/17/99	$89,208	$—

	Total Restricted Securities (0.00% of Net Assets)			$—

[a]	The Fund also invests in unrestricted securities of the issuer, valued at $0 as of June 30, 2007.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin High Income Securities Fund

9. REGULATORY AND LITIGATION MATTERS (continued)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Franklin High Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin High Income Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,078,894.351	87.446%	92.886%
Against	488,481.964	1.374%	1.460%
Abstain	1,891,796.537	5.323%	5.654%

Total	33,459,172.852	94.143%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin High Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,373,628.716	88.275%	93.767%
Against	879,241.273	2.474%	2.628%
Abstain	1,206,302.863	3.394%	3.605%

Total	33,459,172.852	94.143%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,706,265.129	89.211%	94.761%
Against	593,189.317	1.669%	1.773%
Abstain	1,159,718.406	3.263%	3.466%

Total	33,459,172.852	94.143%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,541,953.172	88.749%	94.270%
Against	672,746.396	1.893%	2.011%
Abstain	1,244,473.284	3.501%	3.719%

Total	33,459,172.852	94.143%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,639,159.145	89.022%	94.560%
Against	663,944.620	1.868%	1.985%
Abstain	1,156,069.087	3.253%	3.455%

Total	33,459,172.852	94.143%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,215,329.046	87.830%	93.294%
Against	865,141.731	2.434%	2.585%
Abstain	1,378,702.075	3.879%	4.121%

Total	33,459,172.852	94.143%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin High Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,735,968.362	89.295%	94.850%
Against	552,334.123	1.554%	1.651%
Abstain	1,170,870.367	3.294%	3.499%

Total	33,459,172.852	94.143%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,161,881.154	87.679%	93.134%
Against	1,082,699.587	3.047%	3.236%
Abstain	1,214,592.111	3.417%	3.630%

Total	33,459,172.852	94.143%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,495,840.544	88.619%	94.132%
Against	891,156.302	2.507%	2.664%
Abstain	1,072,176.006	3.017%	3.204%

Total	33,459,172.852	94.143%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,121,805.883	87.567%	93.014%
Against	1,388,669.411	3.907%	4.151%
Abstain	948,697.558	2.669%	2.835%

Total	33,459,172.852	94.143%	100.000%

FRANKLIN INCOME SECURITIES FUND

This semiannual report for Franklin Income Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Income Securities Fund – Class 2 delivered a +5.20% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 2

Performance data represents past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in corporate, foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its equity benchmark, the Standard & Poor’s 500 Index (S&P 500), which returned +6.92%, and outperformed its fixed income benchmark, the Lehman Brothers (LB) U.S. Aggregate Index, which returned +0.98% for the same period.1

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest a significant portion of its assets in high yield lower-rated (junk) bonds, which generally have greater price swings and higher risk of default and loss of principal than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We search for undervalued or out-of-favor securities we believe offer opportunities for income today and growth tomorrow. We generally perform independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on ratings assigned by rating agencies. In analyzing debt and equity securities, we consider a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and strength of a company’s management; a company’s sensitivity to changes in interest rates and business conditions; a company’s debt maturity schedules and borrowing requirements; and a company’s changing financial condition and market recognition of the change.

Manager’s Discussion

During the six months under review, the Fund’s positive returns were primarily driven by the strong performance of its equity holdings. Electric utilities, energy minerals and health technology were among the sectors that contributed most to overall performance.

In electric utilities, some of our holdings benefited from generally solid operating performance and continued merger and acquisition activity. Major sector contributors during the review period included Public Service Enterprise Group, TXU and FirstEnergy. Although we trimmed our sector exposure during the reporting period, it was notable that these holdings remained among the Fund’s 10 largest positions at period-end.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Several of the Fund’s energy minerals holdings also performed well and contributed to Fund performance. In particular, the Fund’s investments in ConocoPhillips, Chevron and Canadian Oil Sands Trust generally benefited from robust commodity prices and stronger refining margins. In the health technology sector, Merck & Co. and Bristol-Meyers Squibb were major contributors to performance.

During the six months under review, the Fund had some detractors. Our position in Bank of America was among the most significant detractors from performance as subprime mortgage market concerns hindered the company’s results. Likewise, despite the relatively small size of our investments in homebuilders KB Home and D.R. Horton, both companies’ poor performance weighed on Fund returns due to ongoing housing market weakness.

Within the fixed income portion of the portfolio, we found credit-sensitive investments more attractive given a favorable environment and better yields relative to higher-credit-quality U.S. government and agency securities. During the review period, significant fixed income contributors to performance included Calpine and Charter Communications (CCH). However, the rise in long-term interest rates pressured our fixed income results as the 10-year U.S. Treasury yield rose during the reporting period. Bonds issued by TXU and Freescale Semiconductor were among the leading fixed income detractors from performance.

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top Five Equity Holdings

Franklin Income Securities Fund

6/30/07

Company Sector/Industry	% of Total Net Assets
AT&T Inc.	2.0%
Communications
Pfizer Inc.	2.0%
Health Technology
Public Service Enterprise Group Inc.	2.0%
Electric Utilities
TXU Corp.	1.9%
Electric Utilities
Merck & Co. Inc.	1.7%
Health Technology

Top Five Bond Holdings

Franklin Income Securities Fund

6/30/07

Issuer Sector/Industry	% of Total Net Assets
GMAC LLC	2.6%
Finance
Federal National Mortgage Association (FNMA) Fixed Rate	2.2%
Mortgage-Backed Securities
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate	2.2%
Mortgage-Backed Securities
Ford Motor Credit Co. LLC	2.1%
Consumer Durables
Tenet Healthcare Corp.	1.6%
Health Services

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract level. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Income Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,052.00	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,021.22	$3.61

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.72%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.65	$15.56	$15.89	$14.40	$11.48	$12.96

Income from investment operations[a]:
Net investment income[b]	0.50	0.94	0.85	0.83	0.81	0.90
Net realized and unrealized gains (losses)	0.44	1.85	(0.56)	1.14	2.79	(0.89)

Total from investment operations	0.94	2.79	0.29	1.97	3.60	0.01

Less distributions from:
Net investment income	(0.63)	(0.62)	(0.57)	(0.48)	(0.68)	(1.23)
Net realized gains	(0.11)	(0.08)	(0.05)	—	—	(0.26)

Total distributions	(0.74)	(0.70)	(0.62)	(0.48)	(0.68)	(1.49)

Net asset value, end of period	$17.85	$17.65	$15.56	$15.89	$14.40	$11.48

Total return[c]	5.31%	18.47%	1.83%	14.13%	32.10%	(0.37)%
Ratios to average net assets[d]
Expenses	0.47% [e]	0.47% [e]	0.48% [e]	0.49% [e]	0.51%	0.53%
Net investment income	5.49%	5.70%	5.44%	5.71%	6.33%	7.40%

Supplemental data
Net assets, end of period (000’s)	$446,688	$458,613	$457,625	$530,742	$537,950	$427,036
Portfolio turnover rate	11.52%	25.05%	34.76%	44.02%	47.03%	62.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.36	$15.32	$15.67	$14.23	$11.38	$12.88

Income from investment operations[a]:
Net investment income[b]	0.47	0.89	0.80	0.80	0.76	0.84
Net realized and unrealized gains (losses)	0.44	1.82	(0.55)	1.11	2.77	(0.86)

Total from investment operations	0.91	2.71	0.25	1.91	3.53	(0.02)

Less distributions from:
Net investment income	(0.61)	(0.59)	(0.55)	(0.47)	(0.68)	(1.22)
Net realized gains	(0.11)	(0.08)	(0.05)	—	—	(0.26)

Total distributions	(0.72)	(0.67)	(0.60)	(0.47)	(0.68)	(1.48)

Net asset value, end of period	$17.55	$17.36	$15.32	$15.67	$14.23	$11.38

Total return[c]	5.20%	18.24%	1.60%	13.85%	31.72%	(0.61)%
Ratios to average net assets[d]
Expenses	0.72% [e]	0.72% [e]	0.73% [e]	0.74% [e]	0.76%	0.78%
Net investment income	5.24%	5.45%	5.19%	5.46%	6.08%	7.15%

Supplemental data
Net assets, end of period (000’s)	$6,736,070	$5,109,373	$2,865,361	$1,631,184	$621,001	$70,130
Portfolio turnover rate	11.52%	25.05%	34.76%	44.02%	47.03%	62.00%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Income Securities Fund	Country	Shares	Value
Long Term Investments 90.3%
Common Stocks 35.3%
Communications 2.4%
AT&T Inc.	United States	3,487,484	$144,730,586
Verizon Communications Inc.	United States	700,000	28,819,000

			173,549,586

Consumer Durables 1.5%
D.R. Horton Inc.	United States	1,500,000	29,895,000
KB Home	United States	700,000	27,559,000
Lennar Corp., A	United States	750,000	27,420,000
The Ryland Group Inc.	United States	550,000	20,553,500

			105,427,500

Electric Utilities 12.8%
Alliant Energy Corp.	United States	350,000	13,597,500
Ameren Corp.	United States	1,000,000	49,010,000
American Electric Power Co. Inc.	United States	600,000	27,024,000
CenterPoint Energy Inc.	United States	300,000	5,220,000
Consolidated Edison Inc.	United States	1,000,000	45,120,000
Dominion Resources Inc.	United States	832,900	71,887,599
DTE Energy Co.	United States	260,500	12,561,310
Duke Energy Corp.	United States	2,500,000	45,750,000
Energy East Corp.	United States	300,000	7,827,000
FirstEnergy Corp.	United States	1,200,000	77,676,000
FPL Group Inc.	United States	500,000	28,370,000
Hawaiian Electric Industries Inc.	United States	120,000	2,842,800
PG&E Corp.	United States	1,300,000	58,890,000
Pinnacle West Capital Corp.	United States	300,000	11,955,000
Portland General Electric Co.	United States	1,250,000	34,300,000
Progress Energy Inc.	United States	550,000	25,074,500
Public Service Enterprise Group Inc.	United States	1,600,000	140,448,000
Puget Energy Inc.	United States	1,566,300	37,873,134
The Southern Co.	United States	2,463,600	84,476,844
TECO Energy Inc.	United States	250,000	4,295,000
TXU Corp.	United States	2,000,000	134,600,000

			918,798,687

Electronic Technology 0.7%
Intel Corp.	United States	2,000,000	47,520,000

Energy Minerals 3.4%
BP PLC, ADR	United Kingdom	500,000	36,070,000
Canadian Oil Sands Trust	Canada	1,750,000	54,131,843
Chevron Corp.	United States	800,000	67,392,000
ConocoPhillips	United States	762,600	59,864,100
Royal Dutch Shell PLC, A, ADR	Netherlands	313,800	25,480,560

			242,938,503

Finance 5.6%
Bank of America Corp.	United States	1,500,000	73,335,000
CapitalSource Inc.	United States	650,000	15,983,500
Citigroup Inc.	United States	300,000	15,387,000
Fifth Third Bancorp	United States	500,000	19,885,000
Freddie Mac	United States	500,000	30,350,000
HSBC Holdings PLC	United Kingdom	3,500,000	64,317,406
JPMorgan Chase & Co.	United States	900,000	43,605,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Finance (continued)
OneBeacon Insurance Group Ltd.	Bermuda	747,200	$18,926,576
Wachovia Corp.	United States	100,000	5,125,000
Washington Mutual Inc.	United States	2,750,000	117,260,000

			404,174,482

Gas Distributors 1.0%
AGL Resources Inc.	United States	125,000	5,060,000
Atmos Energy Corp.	United States	610,000	18,336,600
NiSource Inc.	United States	600,000	12,426,000
Sempra Energy	United States	125,000	7,403,750
Spectra Energy Corp.	United States	1,030,000	26,738,800

			69,965,150

Health Technology 4.6%
Bristol-Myers Squibb Co.	United States	500,000	15,780,000
Johnson & Johnson	United States	800,000	49,296,000
Merck & Co. Inc.	United States	2,500,000	124,500,000
Pfizer Inc.	United States	5,500,000	140,635,000

			330,211,000

Industrial Services 0.4%
Halliburton Co.	United States	900,000	31,050,000

Non-Energy Minerals 0.1%
AngloGold Ashanti Ltd., ADR	South Africa	100,000	3,782,000
Barrick Gold Corp.	Canada	200,000	5,814,000

			9,596,000

Process Industries 1.0%
The Dow Chemical Co.	United States	712,300	31,497,906
Lyondell Chemical Co.	United States	1,100,000	40,832,000

			72,329,906

Producer Manufacturing 1.7%
3M Co.	United States	700,000	60,753,000
General Electric Co.	United States	1,501,200	57,465,936

			118,218,936

Real Estate Investment Trust 0.1%
Anthracite Capital Inc.	United States	764,600	8,945,820

Total Common Stocks (Cost $2,039,675,628)			2,532,725,570

Convertible Preferred Stocks 8.3%
Consumer Durables 0.5%
Citigroup Funding Inc. into D.R. Horton Inc., 9.63%, cvt. pfd.	United States	725,000	15,199,045
[a]Merrill Lynch & Co. Inc. into D.R. Horton Inc., 4.00%, cvt. pfd., 144A	United States	608,000	12,208,640
[a]Merrill Lynch & Co. Inc. into KB Home, 9.00%, cvt. pfd., 144A	United States	200,000	8,233,000

			35,640,685

Consumer Services 0.2%
[a,b]Morgan Stanley into Starbucks Corp., 7.00%, cvt. pfd., 144A	United States	530,000	14,408,050

Electric Utilities 0.5%
[a]Morgan Stanley into PPL Corp., 7.85%, cvt. pfd., 144A	United States	800,000	27,788,000
PNM Resources Inc., 6.75%, cvt. pfd.	United States	217,900	10,949,475

			38,737,475

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Convertible Preferred Stocks (continued)
Electronic Technology 0.9%
Citigroup Funding into Texas Instrument Inc., 7.50%, cvt. pfd.	United States	600,000	$19,825,140
Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%, cvt. pfd.	United States	1,100,000	22,044,000
[a]Morgan Stanley into Intel Corp., 7.30%, cvt. pfd., 144A	United States	1,100,000	24,865,500

			66,734,640

Energy Minerals 1.9%
Chesapeake Energy Corp., 6.25%, cvt. pfd.	United States	168,000	47,800,032
[a]Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A	United States	100,000	11,240,300
[a]Goldman Sachs Group Inc. into Peabody Energy Corp., 10.00%, cvt. pfd., 144A	United States	500,000	21,940,000
[a,b]Morgan Stanley into ConocoPhillips, 7.00%, cvt. pfd.,144A	United States	520,000	40,292,200
[a]Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd., 144A	United States	200,000	14,181,000

			135,453,532

Finance 0.3%
E*TRADE Financial Corp., 6.125%, cvt. pfd.	United States	400,000	11,168,000
MetLife Inc., 6.375%, cvt. pfd.	United States	250,000	8,156,250

			19,324,250

Health Technology 0.6%
[b]Citigroup Funding Inc. into Boston Scientific Corp., 8.80%, cvt. pfd.	United States	427,000	6,710,305
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	535,000	36,808,000

			43,518,305

Industrial Services 1.3%
Credit Suisse into Baker Hughes Inc., 8.00%, cvt. pfd.	United States	600,000	43,285,140
El Paso Corp., 4.99%, cvt. pfd.	United States	20,000	29,225,000
[a]Morgan Stanley into GlobalSantaFe Corp., 9.00%, cvt. pfd., 144A	United States	300,000	19,318,500

			91,828,640

Non-Energy Minerals 1.4%
[a]Deutsche Bank AG into Freeport-McMoRan Copper & Gold Inc., 10.00%, cvt. pfd., 144A	United Kingdom	400,000	29,440,000
[b]Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.	United States	262,700	33,756,950
Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%, cvt. pfd.	United States	500,000	18,570,000
[a]Morgan Stanley into Newmont Mining Corp., 8.50%, cvt. pfd., 144A	United States	425,000	17,065,875

			98,832,825

Process Industries 0.0%[c]
Huntsman Corp., 5.00%, cvt. pfd.	United States	50,000	2,462,500

Real Estate Investment Trusts 0.2%
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	200,000	5,080,000
Lexington Realty Trust, 6.50%, cvt. pfd.	United States	200,000	9,475,000

			14,555,000

Retail Trade 0.5%
Retail Ventures into DSW Inc., 6.625%, cvt. pfd.	United States	250,000	15,441,100
[a]Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A	United States	450,000	17,162,370

			32,603,470

Total Convertible Preferred Stocks (Cost $530,836,473)			594,099,372

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]	Value
Long Term Investments (continued)
[e,f]Senior Floating Rate Interests 0.9%
Health Services 0.2%
[g]Community Health Systems Inc., Senior Unsecured Bridge Loan, 11.25%, 4/10/08	United States	20,000,000	$19,993,400

Process Industries 0.4%
Berry Plastics Holding Corp., Senior Unsecured Term Loan, 11.61%, 6/15/14	United States	28,000,000	27,286,000

Producer Manufacturing 0.3%
Rexnord Holdings Inc., PIK Interest Facility, 12.36%, 2/20/13	United States	20,624,267	20,285,616

Total Senior Floating Rate Interests (Cost $67,472,808)			67,565,016

Corporate Bonds 40.3%
Alternative Power Generation 1.9%
[h,i]Calpine Corp., senior note, 8.625%, 8/15/10	United States	8,700,000	11,005,500
[a]senior secured note, 144A, 8.50%, 7/15/10	United States	13,000,000	13,910,000
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	55,000,000	54,037,500
Dynegy Inc., senior note, 6.875%, 4/01/11	United States	30,000,000	29,625,000
8.75%, 2/15/12	United States	26,185,000	27,101,475

			135,679,475

Commercial Services 1.3%
Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13	United States	14,500,000	13,720,625
zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13	United States	10,000,000	9,462,500
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	20,000,000	20,800,000
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	23,000,000	24,121,250
R.H. Donnelley Corp., 6.875%, 1/15/13	United States	11,400,000	10,858,500
senior note, 8.875%, 1/15/16	United States	5,000,000	5,225,000
[a]Rental Service Corp., senior note, 144A, 9.50%, 12/01/14	United States	5,500,000	5,637,500

			89,825,375

Communications 1.2%
[a]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	20,000,000	19,650,000
Qwest Capital Funding Inc., 7.00%, 8/03/09	United States	20,000,000	20,100,000
7.25%, 2/15/11	United States	28,000,000	28,000,000
Qwest Communications International Inc., senior note, B, 7.50%, 2/15/14	United States	17,600,000	17,908,000

			85,658,000

Consumer Durables 4.5%
Beazer Homes USA Inc., 8.625%, 5/15/11	United States	11,660,000	11,251,900
senior note, 8.125%, 6/15/16	United States	20,000,000	19,700,000
D.R. Horton Inc., 5.625%, 1/15/16	United States	5,500,000	4,995,672
senior note, 6.50%, 4/15/16	United States	5,000,000	4,791,660
Ford Motor Co., 7.45%, 7/16/31	United States	50,000,000	40,187,500
Ford Motor Credit Co. LLC, 7.375%, 10/28/09	United States	50,000,000	49,658,750
7.875%, 6/15/10	United States	20,000,000	20,009,080
7.375%, 2/01/11	United States	50,000,000	48,885,300
senior note, 9.75%, 9/15/10	United States	8,000,000	8,359,168
senior note, 9.875%, 8/10/11	United States	22,000,000	23,111,264

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Consumer Durables (continued)
General Motors Corp., senior deb., 8.25%, 7/15/23	United States	25,000,000	$22,906,250
K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16	United States	12,000,000	10,980,000
KB Home, senior note, 6.375%, 8/15/11	United States	5,000,000	4,775,000
5.75%, 2/01/14	United States	6,500,000	5,752,500
6.25%, 6/15/15	United States	20,000,000	17,700,000
7.25%, 6/15/18	United States	10,600,000	9,805,000
Visant Holding Corp., senior note, 8.75%, 12/01/13	United States	17,000,000	17,765,000

			320,634,044

Consumer Non-Durables 0.4%
Dole Food Co. Inc., senior note, 8.625%, 5/01/09	United States	14,500,000	14,536,250
Reynolds American Inc., senior secured note, 7.25%, 6/01/13	United States	10,000,000	10,429,950

			24,966,200

Consumer Services 5.8%
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	50,700,000	50,319,750
CCH I Holdings LLC, senior note, 13.50%, 1/15/14	United States	34,000,000	35,062,500
11.75%, 5/15/14	United States	33,500,000	33,081,250
CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	85,000,000	89,143,750
CCH II LLC, senior note, 10.25%, 9/15/10	United States	4,700,000	4,935,000
Clear Channel Communications Inc., 5.50%, 9/15/14	United States	22,000,000	18,827,204
senior note, 5.75%, 1/15/13	United States	7,000,000	6,310,010
CSC Holdings Inc., senior note, B, 7.625%, 4/01/11	United States	10,000,000	9,975,000
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	United States	25,000,000	24,562,500
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	15,000,000	14,173,725
MGM MIRAGE, senior note, 6.75%, 4/01/13	United States	10,000,000	9,550,000
6.625%, 7/15/15	United States	15,000,000	13,706,250
7.625%, 1/15/17	United States	20,000,000	19,125,000
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	4,900,000	4,998,000
[a]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	40,000,000	39,700,000
Viacom Inc., senior note, 6.25%, 4/30/16	United States	15,000,000	14,798,880
XM Satellite Radio Inc., senior note, 9.75%, 5/01/14	United States	30,000,000	29,550,000

			417,818,819

Electric Utilities 1.5%
NRG Energy Inc., senior note, 7.25%, 2/01/14	United States	14,500,000	14,572,500
7.375%, 2/01/16	United States	9,400,000	9,447,000
Reliant Energy Inc., senior note, 7.625%, 6/15/14	United States	19,500,000	19,110,000
7.875%, 6/15/17	United States	17,500,000	17,106,250
TXU Corp., senior note, P, 5.55%, 11/15/14	United States	50,000,000	42,696,350
R, 6.55%, 11/15/34	United States	10,000,000	8,138,190

			111,070,290

Electronic Technology 3.8%
DRS Technologies Inc., senior note, 6.625%, 2/01/16	United States	4,500,000	4,365,000
Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14	Singapore	17,500,000	16,012,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Electronic Technology (continued)
[a]Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14	United States	35,600,000	$34,176,000
senior sub. note, 144A, 10.125%, 12/15/16	United States	44,000,000	41,580,000
[a]Hawker Beechcraft Acquisition Co., senior note, 144A, 8.50%, 4/01/15	United States	8,200,000	8,487,000
9.75%, 4/01/17	United States	25,000,000	26,187,500
L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15	United States	30,000,000	28,500,000
Lucent Technologies Inc., 6.45%, 3/15/29	United States	10,400,000	9,100,000
NXP BV/NXP Funding LLC, senior note, 9.50%, 10/15/15	Netherlands	20,000,000	19,800,000
Sanmina-SCI Corp., [a,e]senior note, 144A, FRN, 8.11%, 6/15/10	United States	30,000,000	30,225,000
senior sub. note, 6.75%, 3/01/13	United States	22,000,000	20,130,000
senior sub. note, 8.125%, 3/01/16	United States	18,100,000	16,923,500
Seagate Technology HDD Holdings, senior note, 6.375%, 10/01/11	United States	10,000,000	9,800,000
6.80%, 10/01/16	United States	10,000,000	9,650,000

			274,936,500

Energy Minerals 3.2%
Callon Petroleum Co., senior note, 9.75%, 12/08/10	United States	17,500,000	17,412,500
Chesapeake Energy Corp., senior note, 7.625%, 7/15/13	United States	25,000,000	25,750,000
6.50%, 8/15/17	United States	20,200,000	19,240,500
6.25%, 1/15/18	United States	20,000,000	18,775,000
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	10,000,000	9,850,000
Massey Energy Co., senior note, 6.875%, 12/15/13	United States	10,000,000	9,212,500
Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16	United States	22,500,000	21,768,750
[a,g]OPTI Canada Inc., senior note, 144A, 7.875%, 12/15/14	Canada	20,000,000	20,100,000
Peabody Energy Corp., senior note, 7.375%, 11/01/16	United States	11,500,000	11,787,500
Pioneer Natural Resources Co., 6.875%, 5/01/18	United States	16,065,000	15,311,054
Plains Exploration & Production Co., senior note, 7.75%, 6/15/15	United States	15,000,000	14,962,500
Pogo Producing Co., senior sub. note, 7.875%, 5/01/13	United States	12,500,000	12,812,500
[a]W&T Offshore Inc., senior note, 144A, 8.25%, 6/15/14	United States	35,000,000	34,737,500

			231,720,304

Finance 3.9%
E*TRADE Financial Corp., senior note, 7.375%, 9/15/13	United States	30,400,000	31,008,000
GMAC LLC, 5.625%, 5/15/09	United States	20,000,000	19,563,140
7.75%, 1/19/10	United States	40,000,000	40,516,320
6.875%, 9/15/11	United States	85,000,000	83,685,560
6.875%, 8/28/12	United States	17,500,000	17,121,353
6.75%, 12/01/14	United States	30,000,000	28,770,630
Hertz Corp., senior note, 8.875%, 1/01/14	United States	10,700,000	11,208,250
Residential Capital LLC, senior note, 6.375%, 6/30/10	United States	35,000,000	34,571,320
United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13	United States	5,000,000	5,031,250
7.00%, 2/15/14	United States	5,000,000	4,900,000

			276,375,823

Health Services 4.3%
[a,g]Community Health Systems Inc., senior note, 144A, 8.875%, 7/15/15	United States	50,000,000	50,250,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]		Value
Long Term Investments (continued)
Corporate Bonds (continued)
Health Services (continued)
DaVita Inc., senior note, 6.625%, 3/15/13	United States	5,825,000		$5,715,781
[a]senior note, 144A, 6.625%, 3/15/13	United States	60,000,000		58,875,000
senior sub. note, 7.25%, 3/15/15	United States	16,000,000		15,880,000
HCA Inc., 6.375%, 1/15/15	United States	5,000,000		4,262,500
senior note, 6.50%, 2/15/16	United States	20,000,000		17,025,000
[a]senior secured note, 144A, 9.25%, 11/15/16	United States	12,500,000		13,343,750
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11	United States	60,000,000		55,125,000
6.50%, 6/01/12	United States	10,000,000		9,000,000
7.375%, 2/01/13	United States	30,000,000		27,262,500
[e]FRN, 9.25%, 2/01/15	United States	27,000,000		25,785,000
[a,e]U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12	United States	20,000,000		19,750,000
Vanguard Health Holding Co. I LLC, senior disc. note, zero cpn. to 10/01/09, 11.25% thereafter, 10/01/15	United States	7,200,000		5,904,000

				308,178,531

Health Technology 0.2%
Mylan Laboratories Inc., 6.375%, 8/15/15	United States	15,000,000		15,525,000

Industrial Services 3.3%
Allied Waste North America Inc., senior note, 7.25%, 3/15/15	United States	20,000,000		19,900,000
senior note, B, 7.375%, 4/15/14	United States	15,000,000		14,887,500
senior note, B, 7.125%, 5/15/16	United States	30,000,000		29,475,000
senior secured note, 6.50%, 11/15/10	United States	18,000,000		17,730,000
senior secured note, 6.125%, 2/15/14	United States	10,000,000		9,450,000
senior secured note, 6.875%, 6/01/17	United States	25,000,000		24,312,500
El Paso Corp., senior note, 6.75%, 5/15/09	United States	23,000,000		23,315,744
MTN, 7.375%, 12/15/12	United States	4,000,000		4,135,212
MTN, 7.75%, 1/15/32	United States	22,500,000		22,776,975
Hanover Compressor Co., senior note, 7.50%, 4/15/13	United States	7,300,000		7,373,000
[a]Sabine Pass LNG LP, senior note, 144A, 7.25%, 11/30/13	United States	6,000,000		5,970,000
7.50%, 11/30/16	United States	40,000,000		39,900,000
Sesi LLC, senior note, 6.875%, 6/01/14	United States	18,500,000		18,083,750

				237,309,681

Non-Energy Minerals 0.9%
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	26,700,000		28,569,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	33,800,000		34,856,250

				63,425,250

Process Industries 2.0%
Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15	Canada	10,000,000		8,800,000
Berry Plastics Holding Corp., senior secured note, 8.875%, 9/15/14	United States	15,000,000		15,262,500
Chemtura Corp., senior note, 6.875%, 6/01/16	United States	6,000,000		5,700,000
[a]Ineos Group Holdings PLC, senior sub. note, 144A, 7.875%, 2/15/16	United Kingdom	10,000,000	EUR	12,721,959
Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12	United States	10,500,000		10,473,750
Lyondell Chemical Co., senior note, 8.00%, 9/15/14	United States	12,000,000		12,390,000
8.25%, 9/15/16	United States	4,500,000		4,725,000
6.875%, 6/15/17	United States	26,700,000		25,899,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Process Industries (continued)
Nalco Finance Holdings, senior note, zero cpn. to 8/01/09, 9.00% thereafter, 2/01/14	United States	36,829,000	$33,698,535
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	5,000,000	4,900,000
Stone Container Corp., senior note, 8.00%, 3/15/17	United States	9,600,000	9,360,000

			143,930,744

Producer Manufacturing 0.7%
Case New Holland Inc., senior note, 6.00%, 6/01/09	United States	17,000,000	17,000,000
7.125%, 3/01/14	United States	10,500,000	10,683,750
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	10,000,000	10,300,000
[a]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	14,500,000	13,883,750

			51,867,500

Real Estate Investment Trusts 0.6%
Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14	United States	5,000,000	4,968,750
Host Marriott LP, senior note, K, 7.125%, 11/01/13	United States	5,000,000	5,018,750
O, 6.375%, 3/15/15	United States	9,000,000	8,685,000
Q, 6.75%, 6/01/16	United States	27,000,000	26,595,000

			45,267,500

Retail Trade 0.5%
[a,g]Dollar General Corp., senior note, 144A, 10.625%, 7/15/15	United States	40,000,000	38,800,000

Technology Services 0.3%
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	9,000,000	9,258,750
senior sub. note, 10.25%, 8/15/15	United States	14,500,000	15,406,250

			24,665,000

Total Corporate Bonds (Cost $2,857,016,532)			2,897,654,036

Convertible Bonds 1.0%
Electronic Technology 0.6%
Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08	Canada	46,166,000	45,707,710

Health Technology 0.2%
Amgen Inc., cvt., senior note, 0.375%, 2/01/13	United States	15,000,000	13,283,550

Industrial Services 0.2%
Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08	United States	15,000,000	14,775,000

Total Convertible Bonds (Cost $72,918,621)			73,766,260

Mortgage-Backed Securities 4.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 2.2%
FHLMC Gold 30 Year, 5.00%, 7/01/33 - 11/01/36	United States	72,477,562	68,152,263
FHLMC Gold 30 Year, 6.00%, 5/01/36 - 6/01/36	United States	88,379,907	87,629,430

			155,781,693

Federal National Mortgage Association (FNMA) Fixed Rate 2.2%
[g]FNMA 30 Year, 5.50%, 7/01/33 - 1/01/36	United States	136,832,172	132,243,461
[g]FNMA 30 Year, 6.00%, 7/15/37	United States	25,000,000	24,726,550

			156,970,011

Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I SF 30 Year, 5.00%, 3/15/34	United States	9,749,193	9,239,718

Total Mortgage-Backed Securities (Cost $326,326,818)			321,991,422

Total Long Term Investments (Cost $5,894,246,880)			6,487,801,676

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Income Securities Fund	Country	Principal Amount[d]	Value
Short Term Investment (Cost $816,656,994) 11.4%
Repurchase Agreement 11.4%
[j]Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $816,985,803)	United States	816,656,994	$816,656,994

ABN AMRO Bank, NV, New York Branch (Maturity Value $79,345,661)

Banc of America Securities LLC (Maturity Value $50,048,550)

Barclays Capital Inc. (Maturity Value $36,012,734)

Bear, Stearns & Co. Inc. (Maturity Value $79,345,661)

BNP Paribas Securities Corp. (Maturity Value $79,819,513)

Deutsche Bank Securities Inc. (Maturity Value $72,017,299)

Goldman, Sachs & Co. (Maturity Value $79,345,661)

Greenwich Capital Markets Inc. (Maturity Value $79,345,661)

Lehman Brothers Inc. (Maturity Value $49,917,833)

Merrill Lynch Government Securities Inc. (Maturity Value $66,527,154)

Morgan Stanley & Co. Inc. (Maturity Value $79,345,661)

UBS Securities LLC (Maturity Value $65,914,415)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12; [k]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes, 2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $6,710,903,874) 101.7%			7,304,458,670
Other Assets, less Liabilities (1.7)%			(121,701,232)

Net Assets 100.0%			$7,182,757,438

[a]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $786,028,394, representing 10.94% of net assets.

[b]	Non-income producing for the twelve months ended June 30, 2007.
[c]	Rounds to less than 0.1% of net assets.
[d]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[e]	The coupon rate shown represents the rate at period end.
[f]	See Note 1(f) regarding senior floating rate interests.
[g]	See Note 1(d) regarding securities purchased on a when-issued, delayed delivery, or to-be-announced basis.
[h]	See Note 8 regarding other considerations.
[i]	See Note 7 regarding defaulted securities.
[j]	See Note 1(c) regarding joint repurchase agreement.
[k]	The security is traded on a discount basis with no stated coupon rate.

Currency Abbreviation

EUR - Euro

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

MTN - Medium Term Note

PIK - Payment-In-Kind

SF - Single Family

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,894,246,880
Cost - Repurchase agreements	816,656,994

Total cost of investments	$6,710,903,874

Value - Unaffiliated issuers	$6,487,801,676
Value - Repurchase agreements	816,656,994

Total value of investments	7,304,458,670
Receivables:
Capital shares sold	18,687,987
Dividends and interest	62,456,575

Total assets	7,385,603,232

Liabilities:
Payables:
Investment securities purchased	196,694,679
Capital shares redeemed	500,868
Affiliates	5,377,347
Accrued expenses and other liabilities	272,900

Total liabilities	202,845,794

Net assets, at value	$7,182,757,438

Net assets consist of:
Paid-in capital	$6,349,340,116
Undistributed net investment income	162,487,175
Net unrealized appreciation (depreciation)	593,561,179
Accumulated net realized gain (loss)	77,368,968

Net assets, at value	$7,182,757,438

Class 1:
Net assets, at value	$446,687,508

Shares outstanding	25,018,415

Net asset value and maximum offering price per share	$17.85

Class 2:
Net assets, at value	$6,736,069,930

Shares outstanding	383,906,551

Net asset value and maximum offering price per share	$17.55

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Income Securities Fund
Investment income:
Dividends	$58,634,483
Interest	130,289,562

Total investment income	188,924,045

Expenses:
Management fees (Note 3a)	14,378,708
Distribution fees - Class 2 (Note 3c)	7,365,777
Unaffiliated transfer agent fees	866
Custodian fees (Note 4)	57,797
Reports to shareholders	198,920
Professional fees	57,199
Trustees’ fees and expenses	10,873
Other	57,752

Total expenses	22,127,892
Expense reductions (Note 4)	(3,464)

Net expenses	22,124,428

Net investment income	166,799,617

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	78,357,816
Foreign currency transactions	(31,913)

Net realized gain (loss)	78,325,903

Net change in unrealized appreciation (depreciation) on:
Investments	61,216,404
Translation of assets and liabilities denominated in foreign currencies	6,383

Net change in unrealized appreciation (depreciation)	61,222,787

Net realized and unrealized gain (loss)	139,548,690

Net increase (decrease) in net assets resulting from operations	$306,348,307

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Income Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$166,799,617	$231,453,806
Net realized gain (loss) from investments and foreign currency transactions	78,325,903	50,169,811
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	61,222,787	442,205,125

Net increase (decrease) in net assets resulting from operations	306,348,307	723,828,742

Distributions to shareholders from:
Net investment income:
Class 1	(15,402,825)	(16,659,361)
Class 2	(219,687,222)	(128,977,159)
Net realized gains:
Class 1	(2,738,874)	(2,134,776)
Class 2	(40,741,731)	(17,252,278)

Total distributions to shareholders	(278,570,652)	(165,023,574)

Capital share transactions: (Note 2)
Class 1	(17,868,260)	(57,156,696)
Class 2	1,604,862,854	1,743,350,753

Total capital share transactions	1,586,994,594	1,686,194,057

Net increase (decrease) in net assets	1,614,772,249	2,244,999,225
Net assets:
Beginning of period	5,567,985,189	3,322,985,964

End of period	$7,182,757,438	$5,567,985,189

Undistributed net investment income included in net assets:
End of period	$162,487,175	$230,777,605

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Income Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 52.80% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities, mortgage pass-through securities and other mortgage-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Security Valuation (continued)

has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Foreign Currency Contracts (continued)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

j. Guarantees and Indemnifications (continued)

with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	555,874	$10,030,400	435,291	$7,230,033
Shares issued in reinvestment of distributions	1,003,968	18,141,699	1,200,903	18,794,137
Shares redeemed	(2,521,524)	(46,040,359)	(5,070,278)	(83,180,866)

Net increase (decrease)	(961,682)	$(17,868,260)	(3,434,084)	$(57,156,696)

Class 2 Shares:
Shares sold	78,228,671	$1,404,181,558	104,498,137	$1,703,616,378
Shares issued in reinvestment of distributions	14,663,792	260,428,953	9,489,256	146,229,437
Shares redeemed	(3,360,722)	(59,747,657)	(6,632,814)	(106,495,062)

Net increase (decrease)	89,531,741	$1,604,862,854	107,354,579	$1,743,350,753

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $5,355.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$6,711,772,271

Unrealized appreciation	$672,121,933
Unrealized depreciation	(79,435,534)

Net unrealized appreciation (depreciation)	$592,686,399

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $1,983,197,244 and $657,585,375, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 38.99% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2007, the aggregate value of these securities was $24,915,500, representing 0.35% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

8. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager may serve from time to time as members of bondholders’ steering committees or official creditors’ committees. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Income Securities Fund

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Income Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	279,403,465.153	86.856%	92.423%
Against	7,037,582.591	2.188%	2.328%
Abstain	15,869,171.969	4.933%	5.249%

Total	302,310,219.713	93.977%	100.000%

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	274,889,114.772	85.453%	90.929%
Against	11,384,954.781	3.539%	3.766%
Abstain	16,036,150.160	4.985%	5.305%

Total	302,310,219.713	93.977%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	277,886,167.789	86.384%	91.921%
Against	8,347,357.563	2.595%	2.761%
Abstain	16,076,694.361	4.998%	5.318%

Total	302,310,219.713	93.977%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	276,892,334.821	86.076%	91.592%
Against	10,134,766.162	3.150%	3.353%
Abstain	15,283,118.730	4.751%	5.055%

Total	302,310,219.713	93.977%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	279,589,233.662	86.914%	92.484%
Against	8,705,396.891	2.706%	2.880%
Abstain	14,015,589.160	4.357%	4.636%

Total	302,310,219.713	93.977%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	276,783,479.568	86.042%	91.556%
Against	10,162,917.053	3.159%	3.362%
Abstain	15,363,823.092	4.776%	5.082%

Total	302,310,219.713	93.977%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	279,059,212.283	86.749%	92.309%
Against	7,989,191.148	2.484%	2.643%
Abstain	15,261,816.282	4.744%	5.048%

Total	302,310,219.713	93.977%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	277,717,502.698	86.332%	91.865%
Against	8,375,325.321	2.604%	2.771%
Abstain	16,217,391.694	5.041%	5.364%

Total	302,310,219.713	93.977%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	281,942,801.715	87.646%	93.263%
Against	6,499,768.489	2.020%	2.150%
Abstain	13,867,649.509	4.311%	4.587%

Total	302,310,219.713	93.977%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	280,891,161.756	87.319%	92.915%
Against	9,547,324.902	2.968%	3.158%
Abstain	11,871,733.055	3.690%	3.927%

Total	302,310,219.713	93.977%	100.000%

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

We are pleased to bring you Franklin Large Cap Growth Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Large Cap Growth Securities Fund – Class 2 delivered a total return of +8.69% for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLG-1

Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities. For this Fund, large capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks, the Fund outperformed the Russell 1000 Growth Index and the Standard & Poor’s 500 Index (S&P 500), which returned +8.13% and +6.92%.2

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.3 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.4

1. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Large capitalization stocks tend to go through cycles of outperforming or lagging the stock market in general, and, in the past, these periods have lasted for several years. By having significant investments in particular sectors from time to time, such as the technology sector, which has been among the market’s most volatile sectors, the Fund may be at greater risk from adverse developments in a sector than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLG-2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.5 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records, or strong management are all factors we believe may contribute to growth in earnings or share price.

Manager’s Discussion

Looking back on the key factors impacting the Fund’s returns during the period under review, we would like to remind the Fund’s shareholders that our investment strategy is primarily bottom-up and driven by individual stock selection. However, we recognize that a sector-based discussion can be a helpful way to organize a portfolio review of key performance drivers.

From a sector perspective, utilities and electronic technology were top contributing sectors to performance relative to an equally weighted blend of the Russell 1000 Growth Index and the S&P 500 during the period. In the utilities sector, our overweighted position and stock selection contributed positively to relative Fund performance, and

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FLG-3

significant performers included electric utilities TXU and Public Service Enterprise Group. TXU was one of the Fund’s largest investment positions when a private equity investor group announced its acquisition offer in early 2007 at a significant premium to the stock’s prior day’s trading price. Meanwhile, Public Service Enterprise Group’s stock posted a solid price rebound as it recovered from a sharp decline late in 2006 when the company’s planned acquisition by Exelon fell through. This temporary decline proved to be an excellent buying opportunity for us.

In the electronic technology sector, stock selection was the main driver for outperformance, supported by key contributors cell phone maker Nokia and communications equipment manufacturer Juniper Networks. We believe a recently introduced line of high performance network routers should benefit Juniper. Our overweighted positions in leading semiconductor manufacturing firms Intel and Texas Instruments also contributed positively to Fund returns. In addition, stock selection in the retail trade sector, particularly our holding in RadioShack, helped the Fund’s relative performance. We sold the stock by period-end.

By contrast, stock selection in the health technology and technology services sectors and a lack of exposure to the non-energy minerals sector hurt relative Fund performance for the period under review. In the health technology sector, for example, our biotechnology and major pharmaceuticals holdings negatively impacted the Fund’s performance. Elsewhere in the portfolio, major detractors included Bank of America, Washington Mutual and newspaper publisher Gannett. An underweighted position in Apple also weighed on relative performance.

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Large Cap Growth Securities Fund 6/30/07

Company Sector/Industry	% of Total Net Assets
Johnson & Johnson	3.3%
Health Technology
Microsoft Corp.	2.5%
Technology Services
Intel Corp.	2.3%
Electronic Technology
General Electric Co.	2.3%
Producer Manufacturing
Cisco Systems Inc.	2.2%
Electronic Technology
Pfizer Inc.	2.1%
Health Technology
American International Group Inc.	2.0%
Finance
International Business Machines Corp.	2.0%
Technology Services
3M Co.	2.0%
Producer Manufacturing
The Procter & Gamble Co.	2.0%
Consumer Non-Durables

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FLG-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Growth Securities Fund Class 2

FLG-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,086.90	$5.12
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$4.96

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.99%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FLG-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.70	$15.17	$15.08	$14.01	$11.10	$14.52

Income from investment operations[a]:
Net investment income[b]	0.10	0.17	0.17	0.13	0.10	0.09
Net realized and unrealized gains (losses)	1.38	1.51	0.02	1.02	2.90	(3.41)

Total from investment operations	1.48	1.68	0.19	1.15	3.00	(3.32)

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.10)	(0.08)	(0.09)	(0.10)
Net realized gains	(0.13)	—	—	—	—	—

Total distributions	(0.29)	(0.15)	(0.10)	(0.08)	(0.09)	(0.10)

Net asset value, end of period	$17.89	$16.70	$15.17	$15.08	$14.01	$11.10

Total return[c]	8.84%	11.17%	1.31%	8.23%	27.14%	(22.94)%
Ratios to average net assets[d]
Expenses	0.74% [e]	0.76% [e]	0.76% [e]	0.79% [e]	0.79%	0.80%
Net investment income	1.20%	1.11%	1.14%	0.99%	0.86%	0.73%

Supplemental data
Net assets, end of period (000’s)	$111,432	$114,929	$136,464	$169,107	$191,028	$175,917
Portfolio turnover rate	26.53%	50.97%	39.44%	38.48%	35.28%	59.65%

[a]The

amount shown for a share outstanding throughout the period may not correlate with Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based	on average daily shares outstanding.
[c]Total

return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]Benefit	of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Large Cap Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.47	$14.97	$14.90	$13.87	$11.00	$14.43

Income from investment operations[a]:
Net investment income[b]	0.08	0.13	0.13	0.11	0.08	0.07
Net realized and unrealized gains (losses)	1.36	1.49	0.03	0.99	2.87	(3.40)

Total from investment operations	1.44	1.62	0.16	1.10	2.95	(3.33)

Less distributions from:
Net investment income	(0.13)	(0.12)	(0.09)	(0.07)	(0.08)	(0.10)
Net realized gains	(0.13)	—	—	—	—	—

Total distributions	(0.26)	(0.12)	(0.09)	(0.07)	(0.08)	(0.10)

Net asset value, end of period	$17.65	$16.47	$14.97	$14.90	$13.87	$11.00

Total return[c]	8.69%	10.90%	1.06%	7.93%	26.95%	(23.19)%
Ratios to average net assets[d]
Expenses	0.99% [e]	1.01% [e]	1.01% [e]	1.04% [e]	1.04%	1.05%
Net investment income	0.95%	0.86%	0.89%	0.74%	0.61%	0.48%

Supplemental data
Net assets, end of period (000’s)	$716,902	$636,592	$510,395	$340,465	$128,029	$30,289
Portfolio turnover rate	26.53%	50.97%	39.44%	38.48%	35.28%	59.65%

[a]The

amount shown for a share outstanding throughout the period may not correlate with Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based	on average daily shares outstanding.
[c]Total

return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]Ratios	are annualized for periods less than one year.
[e]Benefit	of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FLG-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks 95.5%
Commercial Services 1.0%
Moody’s Corp.	United States	134,370	$8,357,814

Communications 3.7%
AT&T Inc.	United States	210,900	8,752,350
[a]Crown Castle International Corp.	United States	125,000	4,612,500
Sprint Nextel Corp.	United States	525,825	10,889,835
Verizon Communications Inc.	United States	164,200	6,760,114

			31,014,799

Consumer Durables 1.6%
[a]Electronic Arts Inc.	United States	137,000	6,482,840
Harman International Industries Inc.	United States	55,800	6,517,440

			13,000,280

Consumer Non-Durables 5.3%
Altria Group Inc.	United States	90,700	6,361,698
Anheuser-Busch Cos. Inc.	United States	172,400	8,992,384
The Coca-Cola Co.	United States	124,300	6,502,133
PepsiCo Inc.	United States	86,600	5,616,010
The Procter & Gamble Co.	United States	268,300	16,417,277

			43,889,502

Consumer Services 4.0%
Carnival Corp.	United States	220,100	10,734,277
Gannett Co. Inc.	United States	153,700	8,445,815
[a]Starbucks Corp.	United States	335,400	8,800,896
The Walt Disney Co.	United States	156,200	5,332,668

			33,313,656

Electronic Technology 13.6%
[a]Apple Inc.	United States	29,200	3,563,568
The Boeing Co.	United States	65,200	6,269,632
[a]Cisco Systems Inc.	United States	663,200	18,470,120
[a]Dell Inc.	United States	295,800	8,445,090
Intel Corp.	United States	813,500	19,328,760
[a]Juniper Networks Inc.	United States	523,600	13,179,012
KLA-Tencor Corp.	United States	108,700	5,973,065
[a]Network Appliance Inc.	United States	215,600	6,295,520
Nokia Corp., ADR	Finland	415,500	11,679,705
QUALCOMM Inc.	United States	183,400	7,957,726
Texas Instruments Inc.	United States	315,300	11,864,739

			113,026,937

Energy Minerals 6.0%
Chesapeake Energy Corp.	United States	200,300	6,930,380
ConocoPhillips	United States	96,600	7,583,100
Devon Energy Corp.	United States	112,000	8,768,480
Exxon Mobil Corp.	United States	142,000	11,910,960
Peabody Energy Corp.	United States	295,100	14,276,938

			49,469,858

Finance 13.7%
AFLAC Inc.	United States	229,300	11,786,020
American International Group Inc.	United States	240,800	16,863,224
Bank of America Corp.	United States	310,458	15,178,292

FLG-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Finance (continued)
Capital One Financial Corp.	United States	162,400	$12,738,656
Citigroup Inc.	United States	247,800	12,709,662
The Goldman Sachs Group Inc.	United States	25,800	5,592,150
HSBC Holdings PLC, ADR	United Kingdom	74,260	6,814,840
JPMorgan Chase & Co.	United States	95,140	4,609,533
Merrill Lynch & Co. Inc.	United States	60,900	5,090,022
Morgan Stanley	United States	76,800	6,441,984
Washington Mutual Inc.	United States	362,600	15,461,264

			113,285,647

Health Services 4.7%
[a]Express Scripts Inc.	United States	182,600	9,131,826
[a]Health Net Inc., A	United States	114,700	6,056,160
Omnicare Inc.	United States	235,400	8,488,524
[a]WellPoint Inc.	United States	195,600	15,614,748

			39,291,258

Health Technology 12.8%
[a]Amgen Inc.	United States	141,200	7,806,948
[a]Genentech Inc.	United States	143,800	10,879,908
Johnson & Johnson	United States	449,800	27,716,676
Medtronic Inc.	United States	148,300	7,690,838
Pfizer Inc.	United States	673,700	17,226,509
Roche Holding AG, ADR	Switzerland	158,200	14,060,025
Schering-Plough Corp.	United States	292,400	8,900,656
Teva Pharmaceutical Industries Ltd., ADR	Israel	278,200	11,475,750

			105,757,310

Industrial Services 2.3%
Halliburton Co.	United States	174,500	6,020,250
[a]Nabors Industries Ltd.	Bermuda	174,300	5,818,134
Schlumberger Ltd.	United States	80,400	6,829,176

			18,667,560

Process Industries 0.8%
Lyondell Chemical Co.	United States	183,600	6,815,232

Producer Manufacturing 8.7%
3M Co.	United States	190,300	16,516,137
Caterpillar Inc.	United States	85,200	6,671,160
General Electric Co.	United States	490,500	18,776,340
Johnson Controls Inc.	United States	116,800	13,521,936
Tyco International Ltd.	United States	303,500	10,255,265
United Technologies Corp.	United States	93,600	6,639,048

			72,379,886

Retail Trade 5.2%
CVS Caremark Corp.	United States	243,900	8,890,155
The Home Depot Inc.	United States	288,800	11,364,280
Target Corp.	United States	144,300	9,177,480
Wal-Mart Stores Inc.	United States	141,200	6,793,132
Walgreen Co.	United States	147,200	6,409,088

			42,634,135

FLG-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Large Cap Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Technology Services 4.5%
International Business Machines Corp.	United States	159,600	$16,797,900
Microsoft Corp.	United States	697,100	20,543,537

			37,341,437

Transportation 2.7%
FedEx Corp.	United States	110,000	12,206,700
Southwest Airlines Co.	United States	691,400	10,308,774

			22,515,474

Utilities 4.9%
Ameren Corp.	United States	210,600	10,321,506
Dominion Resources Inc.	United States	87,500	7,552,125
Exelon Corp.	United States	70,700	5,132,820
Public Service Enterprise Group Inc.	United States	100,400	8,813,112
TXU Corp.	United States	129,400	8,708,620

			40,528,183

Total Common Stocks (Cost $659,537,744)			791,288,968

		Principal Amount
Short Term Investment (Cost $40,473,973) 4.9%
Repurchase Agreement 4.9%
[b]Joint Repurchase Agreement, 4.831%, 7/02/07 (Maturity Value $40,490,269)	United States	$40,473,973	40,473,973

ABN AMRO Bank, NV, New York Branch (Maturity Value $3,932,415)

Banc of America Securities LLC (Maturity Value $2,480,434)

Barclays Capital Inc. (Maturity Value $1,784,811)

Bear, Stearns & Co. Inc. (Maturity Value $3,932,415)

BNP Paribas Securities Corp. (Maturity Value $3,955,899)

Deutsche Bank Securities Inc. (Maturity Value $3,569,217)

Goldman, Sachs & Co. (Maturity Value $3,932,415)

Greenwich Capital Markets Inc. (Maturity Value $3,932,415)

Lehman Brothers Inc. (Maturity Value $2,473,955)

Merrill Lynch Government Securities Inc. (Maturity Value $3,297,123)

Morgan Stanley & Co. Inc. (Maturity Value $3,932,415)

UBS Securities LLC (Maturity Value $3,266,755)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[c]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes, 2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $700,011,717) 100.4%			831,762,941
Other Assets, less Liabilities (0.4)%			(3,428,280)

Net Assets 100.0%			$828,334,661

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]	See Note 1(c) regarding joint repurchase agreement.
[c]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FLG-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Large Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$659,537,744
Cost - Repurchase agreements	40,473,973

Total cost of investments	$700,011,717

Value - Unaffiliated issuers	$791,288,968
Value - Repurchase agreements	40,473,973

Total value of investments	831,762,941
Receivables:
Investment securities sold	2,850,846
Capital shares sold	272,818
Dividends	445,294

Total assets	835,331,899

Liabilities:
Payables:
Investment securities purchased	4,478,750
Capital shares redeemed	1,585,680
Affiliates	781,958
Accrued expenses and other liabilities	150,850

Total liabilities	6,997,238

Net assets, at value	$828,334,661

Net assets consist of:
Paid-in capital	$671,705,895
Undistributed net investment income	3,903,007
Net unrealized appreciation (depreciation)	131,751,224
Accumulated net realized gain (loss)	20,974,535

Net assets, at value	$828,334,661

Class 1:
Net assets, at value	$111,432,267

Shares outstanding	6,228,667

Net asset value and maximum offering price per share	$17.89

Class 2:
Net assets, at value	$716,902,394

Shares outstanding	40,616,483

Net asset value and maximum offering price per share	$17.65

The accompanying notes are an integral part of these financial statements.

FLG-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Large Cap Growth Securities Fund
Investment income:
Dividends (net of foreign taxes)	$6,497,792
Interest	1,160,947

Total investment income	7,658,739

Expenses:
Management fees (Note 3a)	2,775,959
Distribution fees – Class 2 (Note 3c)	846,123
Unaffiliated transfer agent fees	2,439
Custodian fees (Note 4)	7,400
Reports to shareholders	95,087
Professional fees	17,851
Trustees’ fees and expenses	1,784
Other	9,020

Total expenses	3,755,663

Net investment income	3,903,076

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	26,110,981
Foreign currency transactions	(194)

Net realized gain (loss)	26,110,787

Net change in unrealized appreciation (depreciation) on investments	36,045,297

Net realized and unrealized gain (loss)	62,156,084

Net increase (decrease) in net assets resulting from operations	$66,059,160

The accompanying notes are an integral part of these financial statements.

FLG-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Growth Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$3,903,076	$6,201,102
Net realized gain (loss) from investments and foreign currency transactions	26,110,787	24,109,842
Net change in unrealized appreciation (depreciation) on investments	36,045,297	42,521,575

Net increase (decrease) in net assets resulting from operations	66,059,160	72,832,519

Distributions to shareholders from:
Net investment income:
Class 1	(1,011,747)	(1,153,417)
Class 2	(5,183,282)	(4,179,415)
Net realized gains:
Class 1	(783,904)	—
Class 2	(5,103,109)	—

Total distributions to shareholders	(12,082,042)	(5,332,832)

Capital share transactions: (Note 2)
Class 1	(11,275,219)	(32,948,351)
Class 2	34,111,721	70,110,920

Total capital share transactions	22,836,502	37,162,569

Net increase (decrease) in net assets	76,813,620	104,662,256
Net assets:
Beginning of period	751,521,041	646,858,785

End of period	$828,334,661	$751,521,041

Undistributed net investment income included in net assets:
End of period	$3,903,007	$6,194,960

The accompanying notes are an integral part of these financial statements.

FLG-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Large Cap Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or

FLG-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Joint Repurchase Agreement (continued)

more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the fund to the seller, collateralized by securities which are delivered to the fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FLG-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	36,119	$624,767	17,693	$273,194
Shares issued in reinvestment of distributions	98,500	1,795,651	77,724	1,153,417
Shares redeemed	(786,062)	(13,695,637)	(2,212,364)	(34,374,962)

Net increase (decrease)	(651,443)	$(11,275,219)	(2,116,947)	$(32,948,351)

Class 2 Shares:
Shares sold	3,361,080	$57,466,068	8,292,719	$126,608,893
Shares issued in reinvestment of distributions	572,102	10,286,391	285,284	4,179,415
Shares redeemed	(1,960,614)	(33,640,738)	(4,036,356)	(60,677,388)

Net increase (decrease)	1,972,568	$34,111,721	4,541,647	$70,110,920

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FLG-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$703,412,843

Unrealized appreciation	$139,797,396
Unrealized depreciation	(11,447,298)

Net unrealized appreciation (depreciation)	$128,350,098

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $208,329,445 and $199,044,905, respectively.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

FLG-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Growth Securities Fund

7. REGULATORY AND LITIGATION MATTERS (continued)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FLG-19

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Large Cap Growth Securities Fund’s (“the Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,966,719.445	90.040%	92.956%
Against	965,310.598	2.122%	2.190%
Abstain	2,139,171.120	4.702%	4.854%

Total	44,071,201.163	96.864%	100.000%

FLG-20

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,304,526.194	53.419%	91.566%
Against	823,657.902	1.810%	3.103%
Abstain	1,414,984.191	3.110%	5.331%

Total	26,543,168.287	58.339%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,318,407.588	53.449%	91.618%
Against	610,077.478	1.341%	2.299%
Abstain	1,614,683.221	3.549%	6.083%

Total	26,543,168.287	58.339%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,249,512.956	53.298%	91.359%
Against	756,067.729	1.662%	2.848%
Abstain	1,537,587.602	3.379%	5.793%

Total	26,543,168.287	58.339%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,136,658.419	53.050%	90.934%
Against	851,087.859	1.870%	3.206%
Abstain	1,555,422.009	3.419%	5.860%

Total	26,543,168.287	58.339%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,236,457.949	53.269%	91.310%
Against	822,058.026	1.807%	3.097%
Abstain	1,484,652.312	3.263%	5.593%

Total	26,543,168.287	58.339%	100.000%

FLG-21

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,545,764.010	53.949%	92.475%
Against	684,713.538	1.505%	2.580%
Abstain	1,312,690.739	2.885%	4.945%

Total	26,543,168.287	58.339%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,270,947.767	53.345%	91.440%
Against	651,365.293	1.432%	2.454%
Abstain	1,620,855.227	3.562%	6.106%

Total	26,543,168.287	58.339%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,820,998.859	54.554%	93.512%
Against	516,161.715	1.134%	1.944%
Abstain	1,206,007.713	2.651%	4.544%

Total	26,543,168.287	58.339%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	24,511,624.834	53.874%	92.346%
Against	765,130.037	1.682%	2.883%
Abstain	1,266,413.416	2.783%	4.771%

Total	26,543,168.287	58.339%	100.000%

FLG-22

FRANKLIN LARGE CAP VALUE SECURITIES FUND

This semiannual report for Franklin Large Cap Value Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Large Cap Value Securities Fund – Class 2 provided a +3.73% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Value Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FLV-1

Fund Goal and Main Investments: Franklin Large Cap Value Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies and normally invests predominantly in equity securities, focusing on those the manager believes to be undervalued. For this Fund, large capitalization companies are those that are similar in size to those in the Russell 1000® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Russell 1000 Value Index, which posted a +6.23% total return for the period under review.2

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.3 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.4

1. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Large-capitalization stocks tend to go through cycles of outperforming or lagging the stock market in general and, in the past, these periods have lasted for several years. By having significant investments in particular sectors from time to time, such as the financial services sector, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. Foreign investing involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

FLV-2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor’s 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.5 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that meet the Fund’s investment criteria and attempt to acquire them at attractive prices, often when they are out of favor with other investors. We invest in securities without regard to benchmark comparisons.

Manager’s Discussion

During the six months under review, diversified manufacturer Illinois Tool Works was one of the largest contributors to Fund returns. The stock appreciated on continued earnings per share growth despite difficult end markets for some of the company’s businesses and the hope that domestic manufacturing activity would improve in the second half of 2007. Aluminum producer Alcoa was also a strong contributor, as its stock rose in value. In addition to a generally positive environment for metal stocks, the market reacted favorably to the company’s decision to sell its consumer packaging and electronics businesses, and to its proposed acquisition of Canadian rival Alcan. Oil exploration and production company Occidental Petroleum also boosted performance, as its stock rose in value.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FLV-3

Homebuilder D.R. Horton declined in value on concerns that tighter lending standards, deteriorating credit conditions and increased home foreclosures would exacerbate an already difficult industry environment. Concerns about credit conditions and interest rates weighed heavily on financial stocks. Wachovia and Citigroup also detracted from performance, as their stock prices declined.

We added three new stocks to the portfolio during the reporting period. The new holdings were Norfolk Southern, a railroad operator in the eastern U.S.; Merck & Co., a major pharmaceutical provider; and Wal-Mart Stores, the nation’s largest retailer.

During the period, we sold our entire positions in commercial printer R.R. Donnelley & Sons, uniform rentals and ancillary services provider Cintas, and newspaper publisher Gannett. Our concerns about future earnings prospects for each company led to our decision to sell the shares.

Thank you for your participation in Franklin Large Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Large Cap Value Securities Fund 6/30/07

Company Sector/Industry	% of Total Net Assets
Illinois Tool Works	3.6%
Producer Manufacturing
General Electric Co.	3.5%
Producer Manufacturing
Bank of America Corp.	3.4%
Major Banks
Citigroup Inc.	3.2%
Financial Conglomerates
The Procter & Gamble Co.	3.2%
Consumer Non-Durables
Exxon Mobil Corp.	3.1%
Energy Minerals
Wachovia Corp.	3.1%
Major Banks
U.S. Bancorp	3.0%
Major Banks
The Allstate Corp.	3.0%
Property-Casualty Insurance
3M Co.	2.8%
Producer Manufacturing

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FLV-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Large Cap Value Securities Fund – Class 2

FLV-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,037.30	$4.55
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.51

*Expenses are equal to the annualized expense ratio, net of expense waivers, for the Fund’s Class 2 shares (0.90%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FLV-6

SUPPLEMENT DATED AUGUST 1, 2007

TO THE PROSPECTUS DATED MAY 1, 2007

OF

FRANKLIN LARGE CAP VALUE SECURITIES FUND (FUND)

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The prospectus of the Fund is amended as follows.

I.	Footnote 1 to the “Annual Fund Operating Expenses” table on page FLV-4 is replaced with the following:

1.	The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.90% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009. Without these fee waivers and reduction, management fees and net operating expenses for the fiscal year ended December 31, 2006, would have been 0.75% and 1.45%, respectively, exclusive of acquired fund fees and expenses.

II.	Under the “Management” section on page FLV-5 the second to last paragraph is replaced with the following:

The Fund pays Advisory Services a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2006, management fees, before any waiver or reduction, were 0.75% of the Fund’s average daily net assets. Under a contractual agreement by the manager to limit its fees until April 30, 2009, and the requirement that the manager reduce its fees to reflect reduced services resulting from the Fund’s investment in the Sweep Money Fund, the Fund paid 0.45% of its average daily net assets to the manager for its services. The manager is required by the Fund’s board of trustees and an SEC exemptive order to reduce its fee with respect to assets invested by the Fund in the Sweep Money Fund.

Please keep this supplement for future reference.

FLV-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Large Cap Value Securities Fund

Class 2	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006	Period Ended December 31, 2005[g]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.86		$10.37	$10.00

Income from investment operations[a]:
Net investment income[b]	0.11		0.21	0.14
Net realized and unrealized gains (losses)	0.30		1.46	0.29

Total from investment operations	0.41		1.67	0.43

Less distributions from:
Net investment income	—	[e]	(0.15)	(0.06)
Net realized gains	—	[e]	(0.03)	—

Total distributions	—	[e]	(0.18)	(0.06)

Net asset value, end of period	$12.27		$11.86	$10.37

Total return[c]	3.73%		16.19%	4.32%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.36%		1.41%	1.82%
Expenses net of waiver and payments by affiliates	0.90%	[f]	0.90% [f]	0.90% [f]
Net investment income	1.75%		1.93%	1.70%

Supplemental data
Net assets, end of period (000’s)	$33,238		$26,069	$7,979
Portfolio turnover rate	9.25%		24.71%	18.79%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	For the period March 1, 2005 (commencement of operations) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

FLV-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks 89.0%
Consumer Durables 1.7%
D.R. Horton Inc.	28,400	$566,012

Consumer Non-Durables 6.6%
Kimberly-Clark Corp.	12,200	816,058
NIKE Inc., B	5,200	303,108
The Procter & Gamble Co.	17,600	1,076,944

		2,196,110

Consumer Services 2.2%
McDonald’s Corp.	14,500	736,020

Electronic Technology 1.3%
[a]Hewlett-Packard Co.	9,900	441,738

Energy Minerals 9.7%
Apache Corp.	7,800	636,402
BP PLC, ADR (United Kingdom)	4,500	324,630
ConocoPhillips	4,900	384,650
Exxon Mobil Corp.	12,400	1,040,112
Occidental Petroleum Corp.	14,200	821,896

		3,207,690

Finance/Rental/Leasing 2.1%
Freddie Mac	11,600	704,120

Financial Conglomerates 3.2%
Citigroup Inc.	21,000	1,077,090

Health Technology 5.8%
Abbott Laboratories	11,500	615,825
Becton Dickinson and Co.	6,100	454,450
Merck & Co. Inc.	5,700	283,860
Pfizer Inc.	22,600	577,882

		1,932,017

Investment Banks/Brokers 3.4%
Lehman Brothers Holdings Inc.	9,400	700,488
Morgan Stanley	6,200	431,706

		1,132,194

Investment Managers 2.4%
Mellon Financial Corp.	18,300	805,200

Life/Health Insurance 1.3%
[a]MetLife Inc.	6,900	444,912

Major Banks 9.5%
Bank of America Corp.	22,900	1,119,581
U.S. Bancorp	30,500	1,004,975
Wachovia Corp.	19,800	1,014,750

		3,139,306

Multi-Line Insurance 2.5%
American International Group Inc.	12,000	840,360

Non-Energy Minerals 1.8%
Alcoa Inc.	15,100	612,003

Process Industries 4.0%
The Dow Chemical Co.	14,200	627,924
Praxair Inc.	9,600	691,104

		1,319,028

FLV-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Large Cap Value Securities Fund	Shares	Value
Common Stocks (continued)
Producer Manufacturing 13.4%
3M Co.	10,800	$937,332
General Electric Co.	30,500	1,167,540
[a]Illinois Tool Works Inc.	22,200	1,203,018
Masco Corp.	12,100	344,487
United Technologies Corp.	11,100	787,323

		4,439,700

Property-Casualty Insurance 5.5%
The Allstate Corp.	16,100	990,311
Chubb Corp.	15,400	833,756

		1,824,067

Retail Trade 2.0%
[a]Wal-Mart Stores Inc.	13,700	659,107

Savings Banks 1.7%
Washington Mutual Inc.	13,500	575,640

Specialty Insurance 2.2%
Ambac Financial Group Inc.	8,400	732,396

Technology Services 4.0%
[a]International Business Machines Corp.	8,400	884,100
Microsoft Corp.	15,000	442,050

		1,326,150

Transportation 0.6%
Norfolk Southern Corp.	3,600	189,252

Utilities 2.1%
Entergy Corp.	6,400	687,040

Total Common Stocks (Cost $26,296,585)		29,587,152

Short-Term Investments 22.5%
Money Market Fund (Cost $3,903,153) 11.7%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	3,903,153	3,903,153

[c]Investments from Cash Collateral Received for Loaned Securities 10.8%
Money Market Fund (Cost $3,576,529) 10.8%
[d]Bank of New York Institutional Cash Reserve Fund, 5.308%	3,576,529	3,576,529

Total Short Term Investments (Cost $7,479,682) 22.5%		7,479,682

Total Investments (Cost $33,776,267) 111.5%		37,066,834
Other Assets, less Liabilities (11.5)%		(3,828,589)

Net Assets 100.0%		$33,238,245

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]	A portion or all of the security is on loan as of June 30, 2007. See Note 1(f).
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.
[c]	See Note 1(f) regarding securities on loan.
[d]The	rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FLV-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Large Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$26,296,585
Cost - Sweep Money Fund (Note 7)	3,903,153
Cost - Money Market Fund	3,576,529

Total cost of investments	$33,776,267

Value - Unaffiliated Issuers	$29,587,152
Value - Sweep Money Fund (Note 7)	3,903,153
Value - Money Market Fund	3,576,529

Total value of investments[a]	37,066,834
Receivables:
Capital shares sold	60,515
Dividends	53,468

Total assets	37,180,817

Liabilities:
Payables:
Investment securities purchased	322,173
Affiliates	27,680
Payable upon return of securities loaned	3,576,529
Accrued expenses and other liabilities	16,190

Total liabilities	3,942,572

Net assets, at value	$33,238,245

Net assets consist of:
Paid-in capital	$29,574,615
Undistributed net investment income	256,833
Net unrealized appreciation (depreciation)	3,290,567
Accumulated net realized gain (loss)	116,230

Net assets, at value	$33,238,245

Class 2:
Net assets, at value	$33,238,245

Shares outstanding	2,710,075

Net asset value and maximum offering price per share	$12.27

[a]Includes	$3,481,417 of securities loaned.

The accompanying notes are an integral part of these financial statements.

FLV-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Large Cap Value Securities Fund
Investment income:
Dividends
Unaffiliated issuers	$319,287
Sweep Money Fund (Note 7)	69,963
Income from securities loaned-net	63

Total investment income	389,313

Expenses:
Management fees (Note 3a)	105,083
Administrative fees (Note 3b)	36,653
Distribution fees - Class 2 (Note 3c)	36,714
Unaffiliated transfer agent fees	193
Custodian Fees (Note 4)	349
Reports to shareholders	8,265
Professional fees	11,145
Trustees’ fees and expenses	38
Other	1,769

Total expenses	200,209
Expense reductions (Note 4)	(33)
Expenses waived/paid by affiliates (Note 3e)	(68,165)

Net expenses	132,011

Net investment income	257,302

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	177,401
Net change in unrealized appreciation (depreciation) on investments	577,738

Net realized and unrealized gain (loss)	755,139

Net increase (decrease) in net assets resulting from operations	$1,012,441

The accompanying notes are an integral part of these financial statements.

FLV-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Large Cap Value Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$257,302	$318,717
Net realized gain (loss) from investments	177,401	(59,007)
Net change in unrealized appreciation (depreciation) on investments	577,738	2,549,700

Net increase (decrease) in net assets resulting from operations	1,012,441	2,809,410

Distributions to shareholders from:
Net investment income - Class 2	(5,833)	(320,985)
Net realized gains - Class 2	(1,591)	(43,645)

Total distributions to shareholders	(7,424)	(364,630)

Capital share transactions - Class 2 (Note 2)	6,164,044	15,644,992

Net increase (decrease) in net assets	7,169,061	18,089,772
Net assets
Beginning of period	26,069,184	7,979,412

End of period	$33,238,245	$26,069,184

Undistributed net investment income included in net assets:
End of period	$256,833	$5,364

The accompanying notes are an integral part of these financial statements.

FLV-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Large Cap Value Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 99.58% of the Fund’s shares were held through one insurance company. The Fund offers one class of shares: Class 2.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

FLV-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

f. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payment based on actual securities loaned. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is held in a segregated account with the fund’s custodian on the fund’s behalf. The fund bears the risk of loss with respect to the securities loaned and of default of any securities borrower.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	719,236	$8,660,288	1,952,773	$21,692,830
Shares issued in reinvestment of distributions	591	7,424	29,711	346,300
Shares redeemed	(208,255)	(2,503,668)	(553,333)	(6,394,138)

Net increase (decrease)	511,572	$6,164,044	1,429,151	$15,644,992

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FLV-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of Class 2. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Waiver and Expense Reimbursements

FT Services and Advisory Services have agreed in advance to waive a portion of their respective fees and to assume payment of other expenses through April 30, 2008. Total expenses waived are not subject to reimbursement by the Fund subsequent to the Fund’s fiscal year end. After April 30, 2008, FT Services and Advisory Services may discontinue this waiver at any time upon notice to the Fund’s Board of Trustees.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $7,366.

FLV-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

5. INCOME TAXES (continued)

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$33,815,985

Unrealized appreciation	$3,411,939
Unrealized depreciation	(161,090)

Net unrealized appreciation (depreciation)	$3,250,849

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $6,169,417 and $2,474,247, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

FLV-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Value Securities Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FLV-18

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Trust's fundamental investment restrictions (including seven (7) Sub-Proposals).

At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson, John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and to approve amendments to certain of the Trust’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.660	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware Statutory Trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	2,025,841.064	90.781%	95.340%
Against	87,534.417	3.923%	4.119%
Abstain	11,493.978	0.515%	0.541%

Total	2,124,869.459	95.219%	100.000%

FLV-19

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Trust’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,951,149.638	87.434%	91.824%
Against	120,390.397	5.395%	5.666%
Abstain	53,329.424	2.390%	2.510%

Total	2,124,869.459	95.219%	100.000%

(b) To amend the Trust’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,958,879.079	87.781%	92.188%
Against	112,660.956	5.048%	5.302%
Abstain	53,329.424	2.390%	2.510%

Total	2,124,869.459	95.219%	100.000%

(c) To amend the Trust’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,951,149.637	87.434%	91.824%
Against	110,993.461	4.974%	5.224%
Abstain	62,726.361	2.811%	2.952%

Total	2,124,869.459	95.219%	100.000%

(d) To amend the Trust’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,936,825.755	86.792%	91.150%
Against	117,587.900	5.270%	5.534%
Abstain	70,455.804	3.157%	3.316%

Total	2,124,869.459	95.219%	100.000%

FLV-20

Franklin Templeton Variable Insurance Products Trust

Franklin Large Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(e) To amend the Trust’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,969,086.400	88.238%	92.669%
Against	97,557.799	4.372%	4.591%
Abstain	58,225.260	2.609%	2.740%

Total	2,124,869.459	95.219%	100.000%

(f) To amend the Trust’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,949,056.299	87.340%	91.726%
Against	125,317.343	5.616%	5.898%
Abstain	50,495.817	2.263%	2.376%

Total	2,124,869.459	95.219%	100.000%

(g) To amend the Trust’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	1,964,585.299	88.036%	92.457%
Against	97,557.799	4.372%	4.591%
Abstain	62,726.361	2.811%	2.952%

Total	2,124,869.459	95.219%	100.000%

FLV-21

FRANKLIN MONEY MARKET FUND

Fund Goal and Main Investments: Franklin Money Market Fund seeks high current income, consistent with liquidity and capital preservation. The Fund invests exclusively in U.S. dollar denominated money market debt instruments. The Fund seeks to maintain a stable share price of $1.00, but there is no guarantee that it will be able to do so.

We are pleased to bring you Franklin Money Market Fund’s semiannual report for the period ended June 30, 2007.

Economic and Market Overview

The U.S. economy was resilient over the six months ended June 30, 2007. In the first quarter, a weakening housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. Headline, or overall, inflation experienced some upward pressure while the rate of core inflation, which excludes food and energy costs, actually moderated during the six-month period. Looking back over the past 12 months, however, the headline Consumer Price Index (CPI) reported a rise of 2.7%, while core CPI increased 2.2%.1

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable “despite the ongoing adjustment in the housing sector.” At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

After reaching its highest level in over five years in June 2007, the 10-year Treasury note ended the period yielding 5.03%, compared with 4.71% at the beginning of the period. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. Although the U.S. appeared to remain in a relatively moderate inflation environment, the improvement in domestic growth expectations following a somewhat weak first quarter gross domestic product report likely caused this rise in longer-term interest rates.

1. Source: Bureau of Labor Statistics.

An investment in the Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance the $1.00 share price will be maintained and it is possible to lose money by investing in the Fund. The Fund’s prospectus also includes a description of the main investment risks.

Investment Strategy

In selecting investments, we use a conservative investment approach, focusing on the highest-quality eligible money market securities. We assess the relative value of each security meeting our credit criteria to find the best combination of assets we believe will maximize the Fund’s yield relative to our expectations of the investment environment. We monitor short-term interest rates, economic conditions, and Federal Reserve Board monetary policy to determine the portfolio maturity we believe will provide high overall return.

Manager’s Discussion

Consistent with our strategy, we continued to invest mainly in high-quality money market securities. For example, on June 30, 2007, 100% of the portfolio was invested in securities with a short-term credit rating of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor’s or Moody’s Investors Service.2

Thank you for your participation in Franklin Money Market Fund. We look forward to serving your future investment needs.

2. These do not indicate ratings of the Fund.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Money Market Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,021.30	$5.01
Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.00%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Money Market Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 1			2006		2005		2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Income from investment operations - net investment income	0.022		0.043		0.025		0.007	0.005	0.013
Less distributions from net investment income	(0.022)		(0.043)		(0.025)		(0.007)	(0.005)	(0.013)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[a]	2.26%		4.38%		2.55%		0.73%	0.52%	1.33%
Ratios to average net assets[b]
Expenses	0.75%	[c]	0.75%	[c]	0.70%	[c]	0.68%	0.66%	0.63%
Net investment income	4.55%		4.25%		2.48%		0.67%	0.56%	1.37%
Class level supplemental data
Net assets, end of period (000’s)	$36,361		$39,198		$46,750		$59,026	$81,734	$119,819

[a]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[b]	Ratios are annualized for periods less than one year.
[c]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Money Market Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 2			2006		2005		2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Income from investment operations - net investment income	0.021		0.040		0.023		0.004	0.003	0.011
Less distributions from net investment income	(0.021)		(0.040)		(0.023)		(0.004)	(0.003)	(0.011)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total return[a]	2.13%		4.12%		2.29%		0.44%	0.27%	1.08%
Ratios to average net assets[b]
Expenses	1.00%	[c]	1.00%	[c]	0.95%	[c]	0.93%	0.91%	0.88%
Net investment income	4.30%		4.00%		2.23%		0.42%	0.31%	1.12%
Class level supplemental data
Net assets, end of period (000’s)	$851		$1,057		$962		$887	$590	$479

[a]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[b]	Ratios are annualized for periods less than one year.
[c]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Money Market Fund	Country	Principal[a] Amount	Value
Short Term Investments 100.2%
Certificates of Deposit 4.7%
Banque Nationale de Paris, New York Branch, 5.285%, 8/24/07	United States	$250,000	$250,000
Barclays Bank PLC, New York Branch, 5.315%, 8/23/07	United States	250,000	250,000
Depfa Bank PLC, New York Branch, 5.30%, 8/08/07	United States	500,000	500,000
Royal Bank of Canada, New York Branch, 5.30%, 8/21/07	United States	250,000	250,000
Westpac Banking Corp., New York Branch, 5.315%, 9/24/07	United States	500,000	500,000

Total Certificates of Deposit (Cost $1,750,000)			1,750,000

[b]Commercial Paper 45.9%
Barclays U.S. Funding Corp., 7/11/07 - 7/25/07	United States	350,000	348,977
Commonwealth Bank of Australia, 7/06/07 - 8/21/07	United States	950,000	945,555
Cregem North America Inc., 7/05/07 - 9/06/07	United States	500,000	497,867
General Electric Capital Corp., 7/17/07 - 11/06/07	United States	2,700,000	2,681,816
Goldman Sachs Group Inc., 7/09/07 - 7/26/07	United States	500,000	498,802
HBOS Treasury Services, 7/03/07 - 9/25/07	United Kingdom	2,050,000	2,037,302
Merrill Lynch & Co. Inc., 7/16/07 - 8/15/07	United States	1,110,000	1,106,668
Rabobank USA Finance Corp., 7/17/07	United States	500,000	498,836
Royal Bank of Scotland PLC, 9/05/07	United States	500,000	495,215
Societe Generale North America Inc., 7/02/07 - 9/19/07	United States	2,195,000	2,181,940
Svenska Handelsbanken Inc., 7/10/07 - 8/06/07	United States	1,250,000	1,245,661
Toyota Motor Credit Corp., 7/13/07 - 9/18/07	United States	2,000,000	1,987,780
UBS AG Finance Delaware Inc., 7/11/07 - 10/23/07	United States	2,575,000	2,556,923

Total Commercial Paper (Cost $17,083,342)			17,083,342

Total Investments before Repurchase Agreements (Cost $18,833,342)			18,833,342

[c]Repurchase Agreements 49.6%
ABN AMRO Bank, NV, New York Branch, 4.90%, 7/02/07 (Maturity Value $3,441,405) Collateralized by U.S. Government Agency Securities, 5.50%, 8/05/09	United States	3,440,000	3,440,000
Barclays Capital Inc., 5.28%, 7/02/07 (Maturity Value $5,002,200) Collateralized by U.S. Government Agency Securities, 5.25%, 12/24/08	United States	5,000,000	5,000,000
Nationsbanc Montgomery Securities, 5.18%, 7/02/07 (Maturity Value $5,002,158) Collateralized by [b]U.S. Government Agency Discount Notes, 10/31/07	United States	5,000,000	5,000,000
Warburg Dillon Read, 5.23%, 7/02/07 (Maturity Value $5,002,179) Collateralized by U.S. Government Agency Securities, 4.50%, 2/15/11	United States	5,000,000	5,000,000

Total Repurchase Agreements (Cost $18,440,000)			18,440,000

Total Short Term Investments (Cost $37,273,342) 100.2%			37,273,342
Other Assets, less Liabilities (0.2)%			(61,249)

Net Assets 100.0%			$37,212,093

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[b]	The security is traded on a discount basis with no stated coupon rate.
[c]	See Note 1(b) regarding repurchase agreements.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Money Market Fund
Assets:
Investments in securities, at amortized cost	$18,833,342
Repurchase agreements, at value and cost	18,440,000

Total investments	37,273,342
Cash	2,651
Receivables:
Interest	13,173

Total assets	37,289,166

Liabilities:
Payables:
Capital shares redeemed	12,264
Affiliates	28,650
Distributions to shareholders	7,640
Reports to shareholders	15,411
Professional fees	8,433
Accrued expenses and other liabilities	4,675

Total liabilities	77,073

Net assets, at value	$37,212,093

Net assets consist of:
Paid-in capital	$37,212,817
Accumulated net realized gain (loss)	(724)

Net assets, at value	$37,212,093

Class 1:
Net assets, at value	$36,360,773

Shares outstanding	36,368,453

Net asset value per share	$1.00

Class 2:
Net assets, at value	$851,320

Shares outstanding	851,498

Net asset value per share	$1.00

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Money Market Fund
Investment income:
Interest	$1,276,241

Expenses:
Management fees (Note 3a)	150,438
Distribution fees - Class 2 (Note 3c)	1,161
Unaffiliated transfer agent fees	18
Custodian fees (Note 4)	334
Reports to shareholders	14,568
Professional fees	8,609
Trustees’ fees and expenses	112
Other	6,531

Total expenses	181,771
Expense reductions (Note 4)	(155)

Net expenses	181,616

Net investment income	1,094,625

Net increase (decrease) in net assets resulting from operations	$1,094,625

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Money Market Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income from operations	$1,094,625	$1,850,584

Distributions to shareholders from:
Net investment income:
Class 1	(1,074,633)	(1,818,412)
Class 2	(19,992)	(40,030)

Total distributions to shareholders	(1,094,625)	(1,858,442)

Capital share transactions: (Note 2)
Class 1	(2,837,217)	(7,544,700)
Class 2	(205,469)	95,467

Total capital share transactions	(3,042,686)	(7,449,233)

Net increase (decrease) in net assets	(3,042,686)	(7,457,091)
Net assets: (there is no undistributed income at the beginning or end of the period)
Beginning of period	40,254,779	47,711,870

End of period	$37,212,093	$40,254,779

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Money Market Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Money Market Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 94.88% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1, and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Fund at period end had been entered into on June 29, 2007. Repurchase agreements are valued at cost.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Fund or, if requested, paid out in cash. Distributions from net realized capital gains are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Money Market Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares at $1.00 were as follows:

Shares of Beneficial Interest

	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Class 1 Shares:
Shares sold	$22,526,051	$2,821,194
Shares issued in reinvestment of distributions	1,065,763	1,819,860
Shares redeemed	(26,429,031)	(12,185,754)

Net increase (decrease)	$(2,837,217)	$(7,544,700)

Class 2 Shares:
Shares sold	$133,197	$200,141
Shares issued in reinvestment of distributions	19,739	40,086
Shares redeemed	(358,405)	(144,760)

Net increase (decrease)	$(205,469)	$95,467

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Money Market Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2008	$280
2010	444

$724

At June 30, 2007, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Money Market Fund

6. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

7. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Franklin Money Market Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Money Market Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	35,452,590.648	88.257%	89.113%
Against	929,321.968	2.313%	2.336%
Abstain	3,402,106.634	8.469%	8.551%

Total	39,784,019.250	99.039%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin Money Market Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,949,034.593	82.024%	82.896%
Against	2,076,851.778	5.170%	5.225%
Abstain	4,721,599.929	11.754%	11.879%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	35,529,359.519	88.448%	89.388%
Against	1,823,579.422	4.539%	4.588%
Abstain	2,394,547.359	5.961%	6.024%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	33,545,722.818	83.510%	84.397%
Against	1,778,942.184	4.428%	4.476%
Abstain	4,422,821.298	11.010%	11.127%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,061,214.048	89.772%	90.726%
Against	1,399,272.283	3.483%	3.520%
Abstain	2,286,999.969	5.693%	5.754%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	34,572,511.475	86.066%	86.980%
Against	1,778,872.352	4.428%	4.476%
Abstain	3,396,102.473	8.454%	8.544%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

Franklin Templeton Variable Insurance Products Trust

Franklin Money Market Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	33,157,260.039	82.542%	83.420%
Against	2,001,120.437	4.982%	5.034%
Abstain	4,589,105.824	11.424%	11.546%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	34,503,728.311	85.894%	86.807%
Against	1,748,207.863	4.352%	4.399%
Abstain	3,495,550.126	8.702%	8.794%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	35,044,177.070	87.240%	88.167%
Against	1,361,777.823	3.390%	3.426%
Abstain	3,341,531.407	8.318%	8.407%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	35,841,246.388	89.224%	90.172%
Against	1,192,779.296	2.969%	3.001%
Abstain	2,713,460.616	6.755%	6.827%
Broker Non-Votes

Total	39,747,486.300	98.948%	100.000%

FRANKLIN RISING DIVIDENDS SECURITIES FUND

This semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Rising Dividends Securities Fund – Class 2 delivered a +4.38% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which posted a +6.92% total return for the same period.1

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the period at 4.5%, while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. By having significant investments in particular sectors from time to time, such as financial services, the Fund may be at greater risk of adverse developments in a sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

FRD-2

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

Manager’s Discussion

Significant contributors to the Fund’s return during the six months ended June 30, 2007, included Carlisle, Family Dollar Stores and Praxair. Carlisle’s appointment of a new chief executive officer in June was well received by the market. The company has 30 consecutive years of dividend increases. The leveraged buyout of Family Dollar’s biggest competitor, as well as indications that various company initiatives are positively impacting operating results, boosted the company’s stock price. Family Dollar has 31 consecutive years of dividend increases. Praxair reported strong sales growth across its geographic regions during the period. The company has increased its dividend each of the past 14 years.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FRD-3

Three stocks that declined in value during the period were Freddie Mac, Old Republic International and U.S. Bancorp. The market’s perception of the quality of mortgages guaranteed by Freddie Mac was negatively affected by concerns over credit quality in the subprime mortgage market. Freddie Mac has increased its dividend for 15 consecutive years. Old Republic’s earnings declined, hurt by higher claim costs in its mortgage guaranty business segment. Old Republic has paid special dividends twice in the past four years in addition to 26 consecutive years of dividend increases. An uninspiring earnings report that resulted from net interest margin pressures, as well as little loan growth, weighed on U.S. Bancorp’s stock price during the period. The company has 35 consecutive years of dividend increases.

We did not add any new positions during the period; however, we significantly increased the Fund’s positions in Procter & Gamble and Wal-Mart Stores. Procter & Gamble’s stock price had periods of weakness as investors were disappointed with relatively modest sales growth and only slight margin expansion. Wal-Mart Stores continued to experience little same-store sales growth in its U.S. discount stores and super centers. Procter & Gamble has had annual dividend increases for the past 51 years, while Wal-Mart has increased its dividend for the past 33 years. We made smaller additions to 16 other positions.

During the period, Fund holding Mercantile Bankshares was acquired by PNC Financial Services Group for a combination of PNC stock and cash. The Fund reduced its position in Teleflex, as the stock performed well despite exposure to difficult automotive and marine markets. The Fund also reduced its position in Sally Beauty Holdings. The company, which is now independent of its former parent, Alberto-Culver, does not pay a dividend. We slightly reduced two other positions during the period.

Top 10 Holdings

Franklin Rising Dividends Securities Fund

6/30/07

Company Sector/Industry	% of Total Net Assets

Carlisle Cos. Inc.	4.4%
Producer Manufacturing

Roper Industries Inc.	4.3%
Producer Manufacturing

Family Dollar Stores Inc.	4.3%
Retail Trade

General Electric Co.	4.3%
Producer Manufacturing

Dover Corp.	4.2%
Producer Manufacturing

United Technologies Corp.	4.2%
Producer Manufacturing

Wal-Mart Stores Inc.	4.1%
Retail Trade

The Procter & Gamble Co.	4.0%
Consumer Non-Durables

American International Group Inc.	4.0%
Multi-Line Insurance

Praxair Inc.	3.7%
Process Industries

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-4

Our 10 largest positions on June 30, 2007, represented 41.5% of the Fund’s total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 29 years in a row and by 301% in the past 10 years. Their most recent year-over-year dividend increases averaged 15.5% with a yield of 1.6% on June 30, 2007, and a dividend payout ratio of 28%, based on estimates of calendar year 2007 operating earnings. The average price/earnings ratio was 17.2 times calendar year 2007 estimates versus 16.2 for that of the unmanaged S&P 500.

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRD-5

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Rising Dividends Securities Fund – Class 2

FRD-6

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,043.80	$4.26
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.84%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRD-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.88	$18.11	$17.75	$16.28	$13.57	$14.19

Income from investment operations[a]:
Net investment income[b]	0.18	0.58	0.28	0.26	0.19	0.16
Net realized and unrealized gains (losses)	0.78	2.53	0.36	1.55	3.10	(0.30)

Total from investment operations	0.96	3.11	0.64	1.81	3.29	(0.14)

Less distributions from:
Net investment income	(0.53)	(0.24)	(0.18)	(0.12)	(0.14)	(0.19)
Net realized gains	(0.30)	(0.10)	(0.10)	(0.22)	(0.44)	(0.29)

Total distributions	(0.83)	(0.34)	(0.28)	(0.34)	(0.58)	(0.48)

Net asset value, end of period	$21.01	$20.88	$18.11	$17.75	$16.28	$13.57

Total return[c]	4.55%	17.43%	3.68%	11.25%	24.88%	(1.32)%
Ratios to average net assets[d]
Expenses	0.59% [e]	0.61% [e]	0.62% [e]	0.69% [e]	0.76%	0.78%
Net investment income	1.69%	3.15%	1.65%	1.56%	1.39%	1.11%

Supplemental data
Net assets, end of period (000’s)	$274,624	$288,303	$292,223	$326,883	$326,663	$292,881
Portfolio turnover rate	0.88%	6.19%	2.26%	2.78%	9.54%	14.06%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Rising Dividends Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.55	$17.84	$17.51	$16.09	$13.44	$14.09

Income from investment operations[a]:
Net investment income[b]	0.15	0.56	0.24	0.22	0.17	0.13
Net realized and unrealized gains (losses)	0.76	2.46	0.34	1.53	3.05	(0.31)

Total from investment operations	0.91	3.02	0.58	1.75	3.22	(0.18)

Less distributions from:
Net investment income	(0.49)	(0.21)	(0.15)	(0.11)	(0.13)	(0.18)
Net realized gains	(0.30)	(0.10)	(0.10)	(0.22)	(0.44)	(0.29)

Total distributions	(0.79)	(0.31)	(0.25)	(0.33)	(0.57)	(0.47)

Net asset value, end of period	$20.67	$20.55	$17.84	$17.51	$16.09	$13.44

Total return[c]	4.38%	17.12%	3.43%	11.00%	24.59%	(1.58)%
Ratios to average net assets[d]
Expenses	0.84% [e]	0.86% [e]	0.87% [e]	0.94% [e]	1.01%	1.03%
Net investment income	1.44%	2.90%	1.40%	1.31%	1.14%	0.86%

Supplemental data
Net assets, end of period (000’s)	$2,202,818	$1,981,240	$1,423,827	$997,800	$343,675	$63,879
Portfolio turnover rate	0.88%	6.19%	2.26%	2.78%	9.54%	14.06%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FRD-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks 96.2%
Commercial Services 2.9%
[a]ABM Industries Inc.	1,017,000	$26,248,770
Cintas Corp.	1,079,700	42,572,571
Superior Uniform Group Inc.	237,100	3,094,155

		71,915,496

Consumer Durables 1.9%
[a]Leggett & Platt Inc.	1,837,700	40,521,285
[b]Russ Berrie and Co. Inc.	322,481	6,007,821

		46,529,106

Consumer Non-Durables 7.4%
Alberto-Culver Co.	1,232,450	29,233,714
McCormick & Co. Inc.	1,438,895	54,937,011
The Procter & Gamble Co.	1,634,400	100,008,936

		184,179,661

Electronic Technology 0.0%[c]
Cohu Inc.	50,300	1,119,175

Finance/Rental/Leasing 4.7%
Fannie Mae	469,000	30,639,770
Freddie Mac	1,393,008	84,555,586

		115,195,356

Health Technology 10.0%
Becton Dickinson and Co.	585,200	43,597,400
[a]Hillenbrand Industries Inc.	1,174,800	76,362,000
Pfizer Inc.	2,944,300	75,285,751
[a]West Pharmaceutical Services Inc.	1,125,600	53,072,040

		248,317,191

Insurance Brokers/Services 0.7%
[a]Arthur J. Gallagher & Co	627,500	17,494,700

Investment Managers 3.2%
State Street Corp.	1,146,400	78,413,760

Life/Health Insurance 2.8%
[a]AFLAC Inc.	1,359,000	69,852,600

Major Banks 4.6%
PNC Financial Services Group Inc.	150,953	10,805,216
SunTrust Banks Inc.	442,104	37,905,997
U.S. Bancorp	2,012,549	66,313,489

		115,024,702

Multi-Line Insurance 4.0%
American International Group Inc.	1,409,700	98,721,291

Non-Energy Minerals 2.5%
Nucor Corp.	1,074,102	62,996,082

Process Industries 5.9%
Bemis Co. Inc.	1,339,400	44,441,292
Donaldson Co. Inc.	289,800	10,302,390
Praxair Inc.	1,271,600	91,542,484

		146,286,166

FRD-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Rising Dividends Securities Fund	Shares	Value
Common Stocks (continued)
Producer Manufacturing 27.8%
[a]Brady Corp., A	2,380,279	$88,403,562
[a]Carlisle Cos. Inc.	2,351,400	109,363,614
Dover Corp.	2,042,000	104,448,300
General Electric Co.	2,766,100	105,886,308
Graco Inc.	356,112	14,344,191
Nordson Corp.	345,391	17,324,813
[a]Roper Industries Inc.	1,878,574	107,266,576
Teleflex Inc.	444,600	36,359,388
United Technologies Corp.	1,467,700	104,103,961

		687,500,713

Property-Casualty Insurance 7.2%
Erie Indemnity Co., A	1,345,733	72,723,411
Mercury General Corp.	154,200	8,497,962
Old Republic International Corp.	3,382,308	71,907,868
RLI Corp.	436,812	24,439,632

		177,568,873

Regional Banks 0.3%
Peoples Bancorp Inc.	159,979	4,330,632
[a]TrustCo Bank Corp. NY	328,588	3,246,448

		7,577,080

Retail Trade 8.6%
Family Dollar Stores Inc.	3,097,500	106,306,200
[b]Sally Beauty Holdings Inc.	730,050	6,570,450
Wal-Mart Stores Inc.	2,107,500	101,391,825

		214,268,475

Savings Banks 1.7%
[a]Washington Mutual Inc.	960,200	40,942,928

Total Common Stocks (Cost $1,788,346,211)		2,383,903,355

Short Term Investments 5.7%
Money Market Fund (Cost $96,192,431) 3.9%
[d]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	96,192,431	96,192,431

[e]Investments from Cash Collateral Received for Loaned Securities 1.8%
Money Market Fund (Cost $45,236,691) 1.8%
[f]Bank of New York Institutional Cash Reserve Fund, 5.308%	45,236,691	45,236,691

Total Short Term Investments (Cost $141,429,122)		141,429,122

Total Investments (Cost $1,929,775,333) 101.9%		2,525,332,477
Other Assets, less Liabilities (1.9)%		(47,889,636)

Net Assets 100.0%		$2,477,442,841

[a]A	portion or all of the security is on loan as of June 30, 2007. See Note 1(b).
[b]Non-income	producing for the twelve months ended June 30, 2007.
[c]Rounds	to less than 0.1% of net assets.
[d]See	Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.
[e]See	Note 1(b) regarding securities on loan.
[f]The	rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FRD-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Rising Dividends Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,788,346,211
Cost - Sweep Money Fund (Note 7)	96,192,431
Cost - Money Market Fund	45,236,691

Total cost of investments	$1,929,775,333

Value - Unaffiliated issuers	$2,383,903,355
Value - Sweep Money Fund (Note 7)	96,192,431
Value - Money Market Fund	45,236,691

Total value of investments[a]	2,525,332,477
Receivables:
Capital shares sold	1,178,842
Dividends	3,531,347

Total assets	2,530,042,666

Liabilities:
Payables:
Investment securities purchased	1,948,532
Capital shares redeemed	3,075,429
Affiliates	2,067,974
Payable upon return of securities loaned	45,236,691
Accrued expenses and other liabilities	271,199

Total liabilities	52,599,825

Net assets, at value	$2,477,442,841

Net assets consist of:
Paid-in capital	$1,856,868,334
Undistributed net investment income	17,293,792
Net unrealized appreciation (depreciation)	595,557,144
Accumulated net realized gain (loss)	7,723,571

Net assets, at value	$2,477,442,841

Class 1:
Net assets, at value	$274,624,459

Shares outstanding	13,074,071

Net asset value and maximum offering price per share	$21.01

Class 2:
Net assets, at value	$2,202,818,382

Shares outstanding	106,557,294

Net asset value and maximum offering price per share	$20.67

[a]	Includes $43,684,555 of securities loaned

The accompanying notes are an integral part of these financial statements.

FRD-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Rising Dividends Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$24,541,054
Sweep Money Fund (Note 7)	2,271,216
Income from securities loaned - net	17,033

Total investment income	26,829,303

Expenses:
Management fees (Note 3a)	6,675,268
Distribution fees - Class 2 (Note 3c)	2,604,565
Unaffiliated transfer agent fees	311
Custodian fees (Note 4)	19,340
Reports to shareholders	168,108
Professional fees	34,159
Trustees’ fees and expenses	4,886
Other	22,665

Total expenses	9,529,302
Expense reductions (Note 4)	(3,501)

Net expenses	9,525,801

Net investment income	17,303,502

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	9,479,283
Net change in unrealized appreciation (depreciation) on investments	75,862,819

Net realized and unrealized gain (loss)	85,342,102

Net increase (decrease) in net assets resulting from operations	$102,645,604

The accompanying notes are an integral part of these financial statements.

FRD-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Rising Dividends Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$17,303,502	$57,211,739
Net realized gain (loss) from investments	9,479,283	33,508,862
Net change in unrealized appreciation (depreciation) on investments	75,862,819	217,200,778

Net increase (decrease) in net assets resulting from operations	102,645,604	307,921,379

Distributions to shareholders from:
Net investment income:
Class 1	(6,748,637)	(3,557,246)
Class 2	(50,470,683)	(17,374,522)
Net realized gains:
Class 1	(3,824,396)	(1,432,271)
Class 2	(30,955,762)	(8,224,725)

Total distributions to shareholders	(91,999,478)	(30,588,764)

Capital share transactions: (Note 2)
Class 1	(15,545,880)	(45,251,524)
Class 2	212,799,088	321,413,040

Total capital share transactions	197,253,208	276,161,516

Net increase (decrease) in net assets	207,899,334	553,494,131
Net assets:
Beginning of period	2,269,543,507	1,716,049,376

End of period	$2,477,442,841	$2,269,543,507

Undistributed net investment income included in net assets:
End of period	$17,293,792	$57,209,610

The accompanying notes are an integral part of these financial statements.

FRD-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Rising Dividends Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 57.86% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1, and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payments based on actual securities loaned. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is held in a segregated account with the Fund’s custodian on the Fund’s behalf. The Fund bears the risk of loss with respect to the securities loaned and of default of any securities borrower.

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the

FRD-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	213,013	$4,503,116	481,656	$9,458,762
Shares issued in reinvestment of distributions	493,836	10,573,033	270,875	4,989,517
Shares redeemed	(1,439,313)	(30,622,029)	(3,079,003)	(59,699,803)

Net increase (decrease)	(732,464)	$(15,545,880)	(2,326,472)	$(45,251,524)

Class 2 Shares:
Shares sold	9,767,502	$204,057,205	20,767,990	$400,946,971
Shares issued in reinvestment of distributions	3,864,568	81,426,445	1,410,427	25,599,247
Shares redeemed	(3,481,368)	(72,684,562)	(5,580,652)	(105,133,178)

Net increase (decrease)	10,150,702	$212,799,088	16,597,765	$321,413,040

FRD-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $675,758.

FRD-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

5. INCOME TAXES (continued)

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,930,840,970

Unrealized appreciation	$610,446,821
Unrealized depreciation	(15,955,314)

Net unrealized appreciation (depreciation)	$594,491,507

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $155,057,508 and $19,991,164, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin

Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

FRD-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Rising Dividends Securities Fund

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FRD-19

Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Franklin Rising Dividends Fund’s (the “Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust and amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware Statutory Trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	102,486,600.999	92.660%	92.828%
Against	2,635,816.283	2.383%	2.387%
Abstain	5,282,805.245	4.776%	4.785%

Total	110,405,222.527	99.819%	100.000%

FRD-20

Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	100,687,993.556	91.034%	91.199%
Against	4,347,683.126	3.930%	3.938%
Abstain	5,369,545.845	4.855%	4.863%

Total	110,405,222.527	99.819%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	101,732,754.514	91.978%	92.145%
Against	3,391,150.286	3.066%	3.071%
Abstain	5,281,317.727	4.775%	4.784%

Total	110,405,222.527	99.819%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	101,153,933.336	91.455%	91.621%
Against	3,897,276.072	3.523%	3.530%
Abstain	5,354,013.119	4.841%	4.849%

Total	110,405,222.527	99.819%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	102,125,245.455	92.333%	92.500%
Against	3,330,014.303	3.011%	3.017%
Abstain	4,949,962.769	4.475%	4.483%

Total	110,405,222.527	99.819%	100.000%

FRD-21

Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	101,422,552.318	91.698%	91.864%
Against	3,641,149.253	3.292%	3.298%
Abstain	5,341,520.956	4.829%	4.838%

Total	110,405,222.527	99.819%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	101,571,223.023	91.832%	91.999%
Against	3,775,554.874	3.414%	3.419%
Abstain	5,058,444.630	4.573%	4.582%

Total	110,405,222.527	99.819%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	101,353,932.608	91.636%	91.802%
Against	3,637,736.084	3.289%	3.295%
Abstain	5,413,553.835	4.894%	4.903%

Total	110,405,222.527	99.819%	100.000%

FRD-22

FRANKLIN SMALL CAP VALUE SECURITIES FUND

We are pleased to bring you Franklin Small Cap Value Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Small Cap Value Securities Fund – Class 2 provided a +10.58% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $3.5 billion at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Russell 2500™ Value Index, which returned +6.09%.1 Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller company securities can increase the risk of greater price volatility, particularly over the short term. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility and social and political instability. The Fund’s prospectus also includes a description of the main investment risks.

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The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader Standard & Poor’s 500 Index (S&P 500) returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are a research-driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “unloved,” out-of-favor companies that offer, in our opinion, attractive long-term potential. These might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that may be potential turnaround candidates or takeover targets.

Manager’s Discussion

During the six months under review, the Fund’s performance benefited from a variety of sectors. The non-energy minerals sector was a top contributor, mainly due to steel holdings Gerdau AmeriSteel, Reliance Steel & Aluminum and Steel Dynamics. One of our best performing stocks during the period was apparel manufacturer Warnaco Group.

Despite the Fund’s positive performance, several stocks declined in value during the reporting period. The consumer durables sector experienced weakness mainly due to homebuilders. Laggards included M/I Homes, M.D.C. Holdings and D.R. Horton as tighter credit and higher interest rates led to declining home sales.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

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Another detractor was recreational and boating supplies retailer West Marine’s stock, which fell after reporting disappointing earnings during the past several quarters.

The Fund experienced significant net inflows during the six-month period. Consistent with our investment strategy, we used a portion of the proceeds to initiate seven new positions in stocks we considered attractively valued. The new positions were bearings and seals distributor Applied Industrial Technologies; flexible packaging products manufacturer Bemis Company; electronics manufacturer Benchmark Electronics; electric motors and controls designer and manufacturer Franklin Electric; semiconductor imaging devices provider Omnivision Technologies; transportation, construction and industrial products manufacturer Trinity Industries and TrustCo Bank Corp. NY. We also added to several existing positions, including indoor and outdoor recreation products manufacturer Brunswick, identifications solutions manufacturer Brady and mini-mill steel producer Gerdau AmeriSteel.

Two Fund holdings announced takeovers during the past six months. In March, Lone Star Technologies declared that U.S. Steel made a cash bid to acquire the company at a 36% premium to the stock price prior to the announcement. In April, OMI announced that a joint venture formed by Teekay and A/S Dampskibsselskabet Torm made a cash bid to buy the company at a 5% premium over the prior day’s closing price.

The Fund liquidated four positions during the period. As a result of previously announced takeovers, we tendered our shares of Aztar and OMI for cash. Two other positions were sold because we believed they were fully valued. We also reduced our positions in Brown Shoe, Emcor Group and Superior Industries.

Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small Cap Value Securities Fund 6/30/07

Company Sector/Industry	% of Total Net Assets
Steel Dynamics Inc.	2.6%
Non-Energy Minerals
Reliance Steel & Aluminum Co.	1.8%
Non-Energy Minerals
Apogee Enterprises Inc.	1.7%
Producer Manufacturing
Thor Industries Inc.	1.6%
Consumer Durables
The Warnaco Group Inc.	1.6%
Consumer Non-Durables
Kennametal Inc.	1.6%
Producer Manufacturing
Aspen Insurance Holdings Ltd.	1.5%
Property-Casualty Insurance
Regis Corp.	1.5%
Retail Trade
Mine Safety Appliances Co.	1.5%
Producer Manufacturing
Gerdau AmeriSteel Corp. (Canada)	1.4%
Non-Energy Minerals

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small Cap Value Securities Fund – Class 2

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,105.80	$4.59
Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.41

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.88%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.07	$17.02	$15.85	$12.81	$9.70	$10.97

Income from investment operations[a]:
Net investment income[b]	0.11	0.18	0.17	0.21	0.06	0.07
Net realized and unrealized gains (losses)	1.95	2.69	1.24	2.87	3.08	(1.01)

Total from investment operations	2.06	2.87	1.41	3.08	3.14	(0.94)

Less distributions from:
Net investment income	(0.17)	(0.16)	(0.14)	(0.04)	(0.03)	(0.05)
Net realized gains	(1.30)	(0.66)	(0.10)	—	—	(0.28)

Total distributions	(1.47)	(0.82)	(0.24)	(0.04)	(0.03)	(0.33)

Net asset value, end of period	$19.66	$19.07	$17.02	$15.85	$12.81	$9.70

Total return[c]	10.70%	17.30%	8.99%	24.09%	32.47%	(9.05)%
Ratios to average net assets[d]
Expenses	0.63% [e]	0.65% [e]	0.64% [e]	0.67% [e]	0.74%	0.76%
Net investment income	1.06%	0.97%	1.05%	1.59%	0.63%	0.63%

Supplemental data
Net assets, end of period (000’s)	$69,313	$73,154	$52,632	$50,401	$37,108	$28,720
Portfolio turnover rate	3.69%	16.43% [f]	11.03%	9.50%	12.52%	5.11%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small Cap Value Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.79	$16.79	$15.65	$12.67	$9.61	$10.89

Income from investment operations[a]:
Net investment income[b]	0.08	0.13	0.13	0.18	0.04	0.04
Net realized and unrealized gains (losses)	1.93	2.65	1.23	2.82	3.04	(1.00)

Total from investment operations	2.01	2.78	1.36	3.00	3.08	(0.96)

Less distributions from:
Net investment income	(0.13)	(0.12)	(0.12)	(0.02)	(0.02)	(0.04)
Net realized gains	(1.30)	(0.66)	(0.10)	—	—	(0.28)

Total distributions	(1.43)	(0.78)	(0.22)	(0.02)	(0.02)	(0.32)

Net asset value, end of period	$19.37	$18.79	$16.79	$15.65	$12.67	$9.61

Total return[c]	10.58%	16.98%	8.77%	23.75%	32.12%	(9.26)%
Ratios to average net assets[d]
Expenses	0.88% [e]	0.90% [e]	0.89% [e]	0.92% [e]	0.99%	1.01%
Net investment income	0.81%	0.72%	0.80%	1.34%	0.38%	0.38%

Supplemental data
Net assets, end of period (000’s)	$1,398,021	$1,240,892	$1,094,120	$748,762	$333,625	$125,302
Portfolio turnover rate	3.69%	16.43% [f]	11.03%	9.50%	12.52%	5.11%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Small Cap Value Securities Fund	Shares	Value
Long Term Investments 94.3%
Common Stocks 94.2%
Commercial Services 0.9%
ABM Industries Inc.	499,252	$12,885,694

Consumer Durables 10.6%
Bassett Furniture Industries Inc.	316,000	4,313,400
[a]Briggs & Stratton Corp.	436,300	13,769,628
Brunswick Corp.	335,000	10,931,050
D.R. Horton Inc.	25,400	506,222
Ethan Allen Interiors Inc.	306,600	10,501,050
[b]Hooker Furniture Corp.	733,406	16,457,631
[a]La-Z-Boy Inc.	842,000	9,649,320
[a]M/I Homes Inc.	593,700	15,792,420
M.D.C. Holdings Inc.	146,900	7,104,084
Monaco Coach Corp.	877,600	12,593,560
[c]Russ Berrie and Co. Inc.	649,200	12,094,596
Thor Industries Inc.	529,500	23,901,630
[a]Winnebago Industries Inc.	600,000	17,712,000

		155,326,591

Consumer Non-Durables 3.3%
[c]Alliance One International Inc.	87,200	876,360
Brown Shoe Co. Inc.	547,500	13,315,200
Lancaster Colony Corp.	53,400	2,236,926
[c]Timberland Co., A	312,100	7,861,799
[c]The Warnaco Group Inc.	600,244	23,613,599

		47,903,884

Consumer Services 0.2%
Bob Evans Farms Inc.	71,100	2,620,035

Distribution Services 0.1%
Applied Industrial Technologies Inc.	44,200	1,303,900

Electronic Technology 4.0%
[a,c]Avocent Corp.	630,000	18,276,300
[c]Benchmark Electronics Inc.	536,000	12,124,320
Cohu Inc.	678,000	15,085,500
Diebold Inc.	62,200	3,246,840
[a,c]OmniVision Technologies Inc.	575,000	10,413,250

		59,146,210

Energy Minerals 3.6%
Arch Coal Inc.	296,200	10,307,760
CONSOL Energy Inc.	382,000	17,614,020
Peabody Energy Corp.	312,700	15,128,426
[c]Unit Corp.	145,000	9,121,950

		52,172,156

Finance/Rental/Leasing 0.5%
[c]Dollar Thrifty Automotive Group Inc.	186,600	7,620,744

Health Services 0.4%
Pharmaceutical Product Development Inc.	160,400	6,138,508

Health Technology 1.9%
[c]Adams Respiratory Therapeutics Inc.	14,600	575,094
STERIS Corp.	483,700	14,801,220

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Health Technology (continued)
West Pharmaceutical Services Inc.	270,000	$12,730,500

		28,106,814

Industrial Services 5.4%
[c]Atwood Oceanics Inc.	117,300	8,049,126
[a,c]Bristow Group Inc.	336,300	16,663,665
[c]EMCOR Group Inc.	94,200	6,867,180
[c]Global Industries Ltd.	246,200	6,603,084
[c]Helix Energy Solutions Group Inc.	440,000	17,560,400
[c]Oil States International Inc.	343,000	14,179,620
Rowan Cos. Inc.	239,100	9,798,318

		79,721,393

Insurance Brokers/Services 0.7%
[a]Arthur J. Gallagher & Co.	364,600	10,165,048

Life/Health Insurance 2.0%
American National Insurance Co.	55,200	8,423,520
Presidential Life Corp.	62,200	1,222,852
Protective Life Corp.	228,000	10,900,680
StanCorp Financial Group Inc.	154,800	8,123,904

		28,670,956

Non-Energy Minerals 7.9%
[a]Gerdau Ameristeel Corp. (Canada)	1,428,000	20,891,640
Reliance Steel & Aluminum Co.	467,800	26,318,428
Steel Dynamics Inc.	920,000	38,557,200
United States Steel Corp.	115,500	12,560,625
Universal Forest Products Inc.	427,600	18,070,376

		116,398,269

Process Industries 8.7%
Airgas Inc.	375,900	18,005,610
AptarGroup Inc.	352,200	12,524,232
Bemis Co. Inc.	205,800	6,828,444
[a]Bowater Inc.	410,400	10,239,480
[a]Bunge Ltd.	171,300	14,474,850
Cabot Corp.	372,600	17,765,568
[a]Glatfelter	752,000	10,219,680
[c]Mercer International Inc. (Germany)	666,400	6,797,280
RPM International Inc.	789,500	18,245,345
[a]Westlake Chemical Corp.	467,400	13,143,288

		128,243,777

Producer Manufacturing 22.3%
A.O. Smith Corp.	129,700	5,173,733
[a]American Woodmark Corp.	359,310	12,432,126
Apogee Enterprises Inc.	892,800	24,837,696
[c]Astec Industries Inc.	76,100	3,212,942
Baldor Electric Co.	700	34,496
Brady Corp., A	540,000	20,055,600
Carlisle Cos. Inc.	269,400	12,529,794
CIRCOR International Inc.	287,600	11,627,668
CNH Global NV (Netherlands)	142,200	7,264,998

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Producer Manufacturing (continued)
[a]Franklin Electric Co. Inc.	43,432	$2,049,122
[c]Genlyte Group Inc.	88,900	6,982,206
Gentex Corp.	205,443	4,045,172
Gibraltar Industries Inc.	859,300	19,033,495
Graco Inc.	458,200	18,456,296
Kennametal Inc.	279,900	22,960,197
[c]Mettler-Toledo International Inc. (Switzerland)	186,600	17,822,166
Mine Safety Appliances Co.	489,600	21,424,896
Mueller Industries Inc.	588,800	20,278,272
Nordson Corp.	148,500	7,448,760
[c]Powell Industries Inc.	78,000	2,477,280
Roper Industries Inc.	240,800	13,749,680
[a]Simpson Manufacturing Co. Inc.	127,000	4,284,980
[a]Superior Industries International Inc.	395,000	8,595,200
Teleflex Inc.	191,000	15,619,980
Timken Co.	39,900	1,440,789
Trinity Industries Inc.	267,400	11,642,596
[a]Wabash National Corp.	1,250,700	18,297,741
[a]Watts Water Technologies Inc., A	363,000	13,601,610

		327,379,491

Property-Casualty Insurance 4.7%
Aspen Insurance Holdings Ltd.	800,000	22,456,000
Erie Indemnity Co., A	3,700	199,948
IPC Holdings Ltd.	626,000	20,213,540
[a]Montpelier Re Holdings Ltd. (Bermuda)	968,500	17,955,990
RLI Corp.	151,100	8,454,045

		69,279,523

Real Estate Investment Trust 0.5%
Arbor Realty Trust Inc.	280,100	7,229,381

Regional Banks 1.5%
Chemical Financial Corp.	230,454	5,961,845
Peoples Bancorp Inc.	212,600	5,755,082
[a]TrustCo Bank Corp. NY	1,103,095	10,898,579

		22,615,506

Retail Trade 7.7%
Casey’s General Stores Inc.	705,900	19,242,834
Christopher & Banks Corp.	570,000	9,775,500
Dillard’s Inc., A	50,100	1,800,093
[c]Gymboree Corp.	166,000	6,542,060
[c]Hot Topic Inc.	736,900	8,010,103
The Men’s Wearhouse Inc.	266,000	13,584,620
[a]Pier 1 Imports Inc.	681,500	5,785,935
Regis Corp.	583,900	22,334,175
[a]Tuesday Morning Corp.	1,020,000	12,607,200
[c]West Marine Inc.	905,000	12,452,800
[c]Zale Corp.	51,600	1,228,596

		113,363,916

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small Cap Value Securities Fund	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Savings Banks 0.2%
First Indiana Corp.	112,166	$2,481,112

Specialty Insurance 0.2%
The PMI Group Inc.	57,800	2,581,926

Transportation 4.8%
[c]Genesee & Wyoming Inc.	535,200	15,970,368
[c]Kansas City Southern	162,300	6,092,742
Overseas Shipholding Group Inc.	207,900	16,923,060
SkyWest Inc.	453,000	10,794,990
Teekay Corp. (Bahamas)	246,254	14,260,569
Tidewater Inc.	93,300	6,613,104

		70,654,833

Utilities 2.1%
Atmos Energy Corp.	192,500	5,786,550
Energen Corp.	293,600	16,130,384
[c]Sierra Pacific Resources	521,100	9,150,516

		31,067,450

Total Common Stocks (Cost $1,000,770,407)		1,383,077,117

	Principal Amount
Corporate Bond (Cost $1,476,293) 0.1%
Producer Manufacturing 0.1%
Mueller Industries Inc., 6.00%, 11/01/14	$1,494,000	1,380,082

Total Long Term Investments (Cost $1,002,246,700)		1,384,457,199

	Shares
Short Term Investments 19.0%
Money Market Fund (Cost $95,662,486) 6.5%
[d]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	95,662,486	95,662,486

[e]Investments from Cash Collateral Received for Loaned Securities Money Market Fund (Cost $182,940,057) 12.5%
[f]Bank of New York Institutional Cash Reserve Fund, 5.308%	182,940,057	182,940,057

Total Short Term Investments (Cost $278,602,543)		278,602,543

Total Investments (Cost $1,280,849,243) 113.3%		1,663,059,742
Other Assets, less Liabilities (13.3)%		(195,725,305)

Net Assets 100.0%		$1,467,334,437

[a]A	portion or all of the security is on loan as of June 30, 2007. See Note 1(d).
[b]See	Note 8 regarding holdings of 5% voting securities.
[c]Non-income	producing for the twelve months ended June 30, 2007.
[d]See	Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.
[e]See	Note 1(d) regarding securities on loan.
[f]The	rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Small Cap Value Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$989,816,577
Cost - Non-controlled affiliated issuers (Note 8)	12,430,123
Cost - Sweep Money Fund (Note 7)	95,662,486
Cost - Money Market Fund	182,940,057

Total cost of investments	$1,280,849,243

Value - Unaffiliated issuers	$1,367,999,568
Value - Non-controlled affiliated issuers (Note 8)	16,457,631
Value - Sweep Money Fund (Note 7)	95,662,486
Value - Money Market Fund	182,940,057

Total value of investments[a]	1,663,059,742
Receivables:
Capital shares sold	923,477
Dividends and interest	1,095,253

Total assets	1,665,078,472

Liabilities:
Payables:
Investment securities purchased	1,888,227
Capital shares redeemed	11,314,765
Affiliates	1,303,587
Payable upon return of securities loaned	182,940,057
Accrued expenses and other liabilities	297,399

Total liabilities	197,744,035

Net assets, at value	$1,467,334,437

Net assets consist of:
Paid-in capital	$1,049,010,851
Undistributed net investment income	5,833,679
Net unrealized appreciation (depreciation)	382,210,499
Accumulated net realized gain (loss)	30,279,408

Net assets, at value	$1,467,334,437

Class 1:
Net assets, at value	$69,313,181

Shares outstanding	3,525,697

Net asset value and maximum offering price per share	$19.66

Class 2:
Net assets, at value	$1,398,021,256

Shares outstanding	72,178,692

Net asset value and maximum offering price per share	$19.37

[a]	Includes $176,782,302 of securities loaned.

The accompanying notes are an integral part of these financial statements.

FSV-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Small Cap Value Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$8,648,542
Non-controlled affiliated issuers (Note 8)	146,681
Sweep Money Fund (Note 7)	2,458,831
Interest	45,753
Income from securities loaned - net	544,649

Total investment income	11,844,456

Expenses:
Management fees (Note 3a)	3,364,918
Administrative fees (Note 3b)	808,795
Distribution fees - Class 2 (Note 3c)	1,652,831
Unaffiliated transfer agent fees	1,159
Custodian fees (Note 4)	9,177
Reports to shareholders	204,136
Professional fees	21,455
Trustees’ fees and expenses	3,103
Other	14,025

Total expenses	6,079,599
Expense reductions (Note 4)	(5,075)

Net expenses	6,074,524

Net investment income	5,769,932

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	30,315,434
Net change in unrealized appreciation (depreciation) on investments	105,029,287

Net realized and unrealized gain (loss)	135,344,721

Net increase (decrease) in net assets resulting from operations	$141,114,653

The accompanying notes are an integral part of these financial statements.

FSV-14

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Changes in Net Assets

	Franklin Small Cap Value Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$5,769,932	$9,007,859
Net realized gain (loss) from investments, foreign currency transactions and redemption in-kind (Note 9)	30,315,434	129,171,979
Net change in unrealized appreciation (depreciation) on investments	105,029,287	60,596,649

Net increase (decrease) in net assets resulting from operations	141,114,653	198,776,487

Distributions to shareholders from:
Net investment income:
Class 1	(643,430)	(458,447)
Class 2	(8,499,152)	(7,048,261)
Net realized gains:
Class 1	(4,923,222)	(1,928,529)
Class 2	(87,395,798)	(39,440,268)

Total distributions to shareholders	(101,461,602)	(48,875,505)

Capital share transactions: (Note 2)
Class 1	(6,100,552)	13,405,343
Class 2	119,735,580	3,988,424

Total capital share transactions	113,635,028	17,393,767

Net increase (decrease) in net assets	153,288,079	167,294,749
Net assets:
Beginning of period	1,314,046,358	1,146,751,609

End of period	$1,467,334,437	$1,314,046,358

Undistributed net investment income included in net assets:
End of period	$5,833,679	$9,206,329

The accompanying notes are an integral part of these financial statements.

FSV-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Small Cap Value Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

FSV-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Securities Lending

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for its participation, and may receive additional payments based on actual securities loaned. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is held in a segregated account with the Fund’s custodian on the Fund’s behalf. The Fund bears the risk of loss with respect to the securities loaned and of default of any securities borrower.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

FSV-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	281,090	$5,625,525	1,388,086	$25,312,834
Shares issued in reinvestment of distributions	280,013	5,566,652	137,657	2,386,976
Shares redeemed	(872,338)	(17,292,729)	(781,544)	(14,294,467)

Net increase (decrease)	(311,235)	$(6,100,552)	744,199	$13,405,343

Class 2 Shares:
Shares sold	4,754,828	$93,429,924	14,334,899	$256,516,988
Shares issued in reinvestment of distributions	4,895,097	95,894,950	2,717,039	46,488,529
Shares redeemed in-kind (Note 9)	—	—	(6,891,626)	(131,836,804)
Shares redeemed	(3,518,632)	(69,589,294)	(9,293,676)	(167,180,289)

Net increase (decrease)	6,131,293	$119,735,580	866,636	$3,988,424

FSV-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	Over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

FSV-19

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,280,871,736

Unrealized appreciation	$442,148,292
Unrealized depreciation	(59,960,286)

Net unrealized appreciation (depreciation)	$382,188,006

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $108,178,145 and $48,252,788, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2007, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Hooker Furniture Corp.	733,406	—	—	733,406	$16,457,631	$146,681	$—

Total Non-Controlled Affiliated Securities (1.12% of Net Assets)

FSV-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small Cap Value Securities Fund

9. REDEMPTION IN-KIND

During the year ended December 31, 2006, the Fund realized $36,849,085 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FSV-21

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Small Cap Value Fund’s (the ”Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	52,703,909.510	75.281%	93.162%
Against	1,417,778.078	2.025%	2.506%
Abstain	2,450,734.244	3.501%	4.332%

Total	56,572,421.832	80.807%	100.000%

FSV-22

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,161,817.229	73.078%	90.901%
Against	2,208,389.306	3.155%	3.923%
Abstain	2,913,051.877	4.161%	5.176%

Total	56,283,258.412	80.394%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,833,817.290	74.038%	92.095%
Against	1,566,394.163	2.238%	2.783%
Abstain	2,883,046.959	4.118%	5.122%

Total	56,283,258.412	80.394%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,431,878.355	73.464%	91.380%
Against	1,960,212.104	2.800%	3.483%
Abstain	2,891,167.953	4.130%	5.137%

Total	56,283,258.412	80.394%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,751,028.495	73.920%	91.947%
Against	1,739,782.639	2.485%	3.092%
Abstain	2,792,447.278	3.989%	4.961%

Total	56,283,258.412	80.394%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,357,211.985	73.357%	91.248%
Against	2,022,774.469	2.890%	3.594%
Abstain	2,903,271.958	4.147%	5.158%

Total	56,283,258.412	80.394%	100.000%

FSV-23

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,443,557.728	73.481%	91.401%
Against	1,966,714.496	2.809%	3.494%
Abstain	2,872,986.188	4.104%	5.105%

Total	56,283,258.412	80.394%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,626,334.615	73.742%	91.726%
Against	1,701,939.463	2.431%	3.024%
Abstain	2,954,984.334	4.221%	5.250%

Total	56,283,258.412	80.394%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	52,191,778.232	74.550%	92.731%
Against	1,342,576.862	1.917%	2.385%
Abstain	2,748,903.318	3.927%	4.884%

Total	56,283,258.412	80.394%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	51,986,900.442	74.257%	92.367%
Against	2,013,055.875	2.875%	3.576%
Abstain	2,283,302.095	3.262%	4.057%

Total	56,283,258.412	80.394%	100.000%

FSV-24

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

We are pleased to bring you Franklin Small-Mid Cap Growth Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Small-Mid Cap Growth Securities Fund – Class 2 delivered a +12.31% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund

Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Your Fund’s Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are companies within the market capitalization range of companies in the Russell 2500® Index at the time of purchase; and mid cap companies are companies within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the Russell Midcap Growth Index and the Standard & Poor’s 500 Index (S&P 500), which returned +10.97% and +6.92% for the same period.2

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Although the U.S. entered 2007 with a record current account deficit, corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.3 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation

1. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Smaller and midsize company securities can increase the risk of greater price fluctuations, particularly over the short term. Smaller or relatively new or unseasoned companies can also be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund may have significant investments in the technology sector, which has been among the most volatile sectors in the market and involves special risks. The Fund’s prospectus also includes a description of the main investment risks.

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moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.4

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield rose from 4.71% at the beginning of the period to 5.03% on June 30, 2007.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.5 Energy, materials and telecommunication stocks performed particularly well.

Investment Strategy

We are research-driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to provide in-depth industry expertise, and we use qualitative and quantitative analyses to evaluate companies for distinct and sustainable competitive advantages. Market opportunity, product niche, technological innovation, management and execution, and financial strength and profitability are all factors we believe may contribute to strong growth potential.

Manager’s Discussion

Among the most significant contributors to the Fund’s performance relative to the Russell Midcap Growth Index for the six months under review were thermal imaging and obscurant-proof camera systems designer FLIR Systems, business intelligence software and development tools provider Hyperion Solutions (sold by period-end), and drug maker Onyx Pharmaceuticals.

From a sector perspective, our investments in the electronic technology sector were the largest contributors to relative performance for the period. Most notably, our investments in the aerospace and defense

4. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

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industry benefited performance, where our positions in FLIR Systems and Precision Castparts, a leading maker of investment castings used in aerospace and power generation applications, were key contributors. Another notable contributor to results was our position in Brazilian aircraft manufacturer Embraer-Empresa Brasileira de Aeronautica.

Stock selection in homebuilding and the exclusion of motorcycle maker Harley-Davidson from the Fund contributed to relative results in the consumer durables sector. In the retail trade sector, stock selection in the apparel and footwear retail industry drove positive performance as our position in non-index company Men’s Wearhouse was a top performer. Our decision to exclude apparel retailers TJX Companies, Limited Brands, American Eagle Outfitters and Nordstrom from the Fund also aided relative performance.

Relative results within the finance and health technology sectors were also positive. In finance, our holdings in real estate investment trusts, investment managers and real estate development boosted results. In health technology, the Fund’s pharmaceuticals investments positively impacted performance.

By contrast, our underweighted allocation to the industrial services sector was a significant detractor from relative performance. Our decision not to invest in the non-energy minerals sector also weighed on results, particularly the exclusion of precious metals mining company Freeport-McMoRan Copper & Gold and companies in the construction materials industry.

Stock selection in the consumer services and process industries sectors also hurt performance. Other key relative detractors during the period included our cash position in the U.S. dollar, and two holdings we sold by period-end, JetBlue Airways and XM Satellite Radio Holdings.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund

6/30/07

Company Sector/Industry	% of Total Net Assets
NII Holdings Inc.	2.8%
Communications
Trimble Navigation Ltd.	2.4%
Electronic Technology
Harris Corp.	2.2%
Electronic Technology
Microsemi Corp.	2.1%
Electronic Technology
Affiliated Managers Group Inc.	2.0%
Finance
FLIR Systems Inc.	1.9%
Electronic Technology
Trinity Industries Inc.	1.9%
Producer Manufacturing
Southwestern Energy Co.	1.8%
Energy Minerals
Activision Inc.	1.6%
Consumer Durables
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	1.5%
Electronic Technology

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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During the period under review, we sought to invest in companies that exhibited what we considered were clear growth drivers and thought would provide the best trade-off between growth opportunity, business risk and valuation.

Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Small-Mid Cap Growth Securities Fund Class 2

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Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,123.10	$5.21
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$4.96

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.99%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006		2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.51	$20.66		$19.66		$17.60		$12.79	$17.97

Income from investment operations[a]:
Net investment income (loss)[b]	— [e]	—	[e]	(0.02)		(0.06)		(0.03)	(0.02)
Net realized and unrealized gains (losses)	2.83	1.85		1.02		2.12		4.84	(5.09)

Total from investment operations	2.83	1.85		1.00		2.06		4.81	(5.11)

Less distributions from:
Net investment income	—	—		—		—		—	(0.07)
Net realized gains	(1.75)	—		—		—		—	—

Total distributions	(1.75)	—		—		—		—	(0.07)

Net asset value, end of period	$23.59	$22.51		$20.66		$19.66		$17.60	$12.79

Total return[c]	12.46%	8.95%		5.09%		11.70%		37.61%	(28.52)%
Ratios to average net assets[d]
Expenses	0.74%	0.76%	[f]	0.74%	[f]	0.74%	[f]	0.76%	0.79%
Net investment income (loss)	(0.04)%	(0.02)%		(0.09)%		(0.33)%		(0.24)%	(0.16)%

Supplemental data
Net assets, end of period (000’s)	$138,551	$135,402		$157,085		$184,513		$197,551	$164,350
Portfolio turnover rate	36.99%	50.08%		74.39%		32.55%		45.00%	29.59%

[a]

The amount shown for a share outstanding throughout the period may not correlate with Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Small-Mid Cap Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006		2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.13	$20.36		$19.43		$17.43		$12.70	$17.85

Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	(0.06)		(0.07)		(0.10)		(0.07)	(0.06)
Net realized and unrealized gains (losses)	2.78	1.83		1.00		2.10		4.80	(5.05)

Total from investment operations	2.75	1.77		0.93		2.00		4.73	(5.11)

Less distributions from:
Net investment income	—	—		—		—		—	(0.04)
Net realized gains	(1.75)	—		—		—		—	—

Total distributions	(1.75)	—		—		—		—	(0.04)

Net asset value, end of period	$23.13	$22.13		$20.36		$19.43		$17.43	$12.70

Total return[c]	12.31%	8.69%		4.79%		11.47%		37.24%	(28.68)%
Ratios to average net assets[d]
Expenses	0.99%	1.01%	[e]	0.99%	[e]	0.99%	[e]	1.01%	1.04%
Net investment income (loss)	(0.29)%	(0.27)%		(0.34)%		(0.58)%		(0.49)%	(0.41)%

Supplemental data
Net assets, end of period (000’s)	$1,273,114	$1,184,521		$1,166,806		$1,142,048		$909,946	$415,952
Portfolio turnover rate	36.99%	50.08%		74.39%		32.55%		45.00%	29.59%

[a]

The amount shown for a share outstanding throughout the period may not correlate with Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks 96.1%
Commercial Services 3.0%
FactSet Research Systems Inc.	202,900	$13,868,215
[a]Kenexa Corp.	88,700	3,344,877
Robert Half International Inc.	392,100	14,311,650
SEI Investments Co.	353,400	10,262,736

		41,787,478

Communications 5.6%
[a]Crown Castle International Corp.	388,000	14,072,760
[a]Leap Wireless International Inc.	15,300	1,292,850
[a]MetroPCS Communications Inc.	239,600	7,916,384
[a]NII Holdings Inc.	490,700	39,619,118
[a]SBA Communications Corp.	486,900	16,354,971
[a]TeleCorp PCS Inc., Escrow Account	262,900	—

		79,256,083

Consumer Durables 3.4%
[a]Activision Inc.	1,191,500	22,245,305
[a]NVR Inc.	13,500	9,176,625
[a]Scientific Games Corp., A	464,500	16,234,275

		47,656,205

Consumer Non-Durables 3.3%
[a]Bare Escentuals Inc.	53,200	1,816,780
Guess? Inc.	215,900	10,371,836
[a]Hansen Natural Corp.	489,400	21,034,412
Wolverine World Wide Inc.	508,600	14,093,306

		47,316,334

Consumer Services 3.2%
[a]Chipotle Mexican Grill Inc., B	183,600	14,436,468
Hilton Hotels Corp.	351,900	11,778,093
Orient-Express Hotels Ltd., A	133,500	7,128,900
[a]Panera Bread Co.	250,700	11,547,242

		44,890,703

Distribution Services 1.0%
[a]Henry Schein Inc.	166,800	8,912,124
[a]WESCO International Inc.	81,000	4,896,450

		13,808,574

Electronic Technology 22.7%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	452,700	21,824,667
[a]F5 Networks Inc.	216,700	17,466,020
[a]FLIR Systems Inc.	571,200	26,418,000
[a]FormFactor Inc.	371,400	14,224,620
Garmin Ltd. (Cayman Islands)	287,500	21,266,375
Harris Corp.	560,300	30,564,365
Intersil Corp., A	358,000	11,262,680
[a]Juniper Networks Inc.	721,000	18,147,570
[a]Lam Research Corp.	205,700	10,572,980
[a]Logitech International SA (Switzerland)	403,900	10,658,921
Microchip Technology Inc.	260,800	9,660,032
[a]Microsemi Corp.	1,211,600	29,017,820
[a]Network Appliance Inc.	564,500	16,483,400

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Electronic Technology (continued)
Precision Castparts Corp.	160,700	$19,502,552
[a]Silicon Laboratories Inc.	424,800	14,702,328
Tektronix Inc.	428,700	14,464,338
[a]Trimble Navigation Ltd.	1,053,000	33,906,600

		320,143,268

Energy Minerals 3.8%
[a]Bill Barrett Corp.	580,200	21,368,766
[a]Mariner Energy Inc.	321,500	7,796,375
[a]Southwestern Energy Co.	556,900	24,782,050

		53,947,191

Finance 7.1%
[a]Affiliated Managers Group Inc.	220,300	28,365,828
CapitalSource Inc.	861,387	21,181,506
[a]E*TRADE Financial Corp.	706,100	15,597,749
East West Bancorp Inc.	264,700	10,291,536
[a]GFI Group Inc.	172,200	12,481,056
Nuveen Investments Inc., A	16,700	1,037,905
optionsXpress Holdings Inc.	447,800	11,490,548

		100,446,128

Health Services 6.3%
[a]Allscripts Healthcare Solutions Inc.	627,700	15,993,796
[a]Cerner Corp.	131,400	7,288,758
[a]Community Health Systems Inc.	105,600	4,271,520
[a]Coventry Health Care Inc.	232,500	13,403,625
[a]Express Scripts Inc.	358,000	17,903,580
[a]Hlth Corp.	337,400	4,726,974
Pharmaceutical Product Development Inc.	409,200	15,660,084
[a]VCA Antech Inc.	250,480	9,440,591

		88,688,928

Health Technology 8.6%
[a]Adams Respiratory Therapeutics Inc.	299,500	11,797,305
[a]American Medical Systems Holdings Inc.	737,500	13,304,500
C. R. Bard Inc.	256,900	21,227,647
[a]Cytyc Corp.	230,600	9,941,166
[a]Endo Pharmaceuticals Holdings Inc.	307,000	10,508,610
[a]Gen-Probe Inc.	57,500	3,474,150
[a]Intuitive Surgical Inc.	1,300	180,401
[a]Keryx Biopharmaceuticals Inc.	273,500	2,672,095
[a]MannKind Corp.	271,300	3,345,129
[a]The Medicines Co.	197,000	3,471,140
[a]Myriad Genetics Inc.	105,700	3,930,983
[a]Onyx Pharmaceuticals Inc.	70,700	1,901,830
[a]PDL BioPharma Inc.	345,000	8,038,500
[a]Varian Medical Systems Inc.	254,640	10,824,746
[a]Waters Corp.	295,900	17,564,624

		122,182,826

Industrial Services 2.8%
[a]FMC Technologies Inc.	147,500	11,684,950
[a]Helix Energy Solutions Group Inc.	280,100	11,178,791

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Industrial Services (continued)
[a]Superior Energy Services Inc.	433,000	$17,285,360

		40,149,101

Process Industries 0.3%
[a]U.S. BioEnergy Corp.	347,100	3,943,056

Producer Manufacturing 8.3%
AMTEK Inc.	280,200	11,118,336
Flowserve Corp.	263,800	18,888,080
Herman Miller Inc.	76,100	2,404,760
Joy Global Inc.	259,300	15,124,969
[a]Mettler-Toledo International Inc. (Switzerland)	173,900	16,609,189
[a]RTI International Metals Inc.	75,200	5,667,824
[a]SunPower Corp., A	56,200	3,543,410
[a]Terex Corp.	211,000	17,154,300
Trinity Industries Inc.	605,900	26,380,886

		116,891,754

Real Estate Development 1.3%
Jones Lang LaSalle Inc.	156,300	17,740,050

Real Estate Investment Trusts 0.6%
FelCor Lodging Trust Inc.	285,400	7,428,962
iStar Financial Inc.	29,000	1,285,570

		8,714,532

Retail Trade 5.2%
Advance Auto Parts Inc.	160,400	6,501,012
[a]Dick’s Sporting Goods Inc.	213,400	12,413,478
Fastenal Co.	246,300	10,310,118
The Men’s Wearhouse Inc.	260,400	13,298,628
[a]Office Depot Inc.	319,700	9,686,910
PETsMART Inc.	401,700	13,035,165
[a]Tractor Supply Co.	159,798	8,317,486

		73,562,797

Technology Services 7.0%
[a]Akamai Technologies Inc.	319,800	15,555,072
[a]Cognizant Technology Solutions Corp., A	267,200	20,064,048
[a]Equinix Inc.	100,900	9,229,323
Global Payments Inc.	465,400	18,453,110
[a]Internap Network Services Corp.	393,700	5,677,154
[a]Nuance Communications Inc.	872,690	14,600,104
[a]Omniture Inc.	116,600	2,672,472
[a]Salesforce.com Inc.	81,900	3,510,234
[a]VeriSign Inc.	298,800	9,480,924

		99,242,441

Transportation 1.8%
C.H. Robinson Worldwide Inc.	294,300	15,456,636
Expeditors International of Washington Inc.	227,300	9,387,490

		24,844,126

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Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund	Shares	Value
Common Stocks (continued)
Utilities 0.8%
International Power PLC (United Kingdom)	1,389,400	$11,984,774

Total Common Stocks and Other Equity Interests (Cost $1,014,580,319)		1,357,196,349

Short Term Investment (Cost $56,574,347) 4.0%
Money Market Fund 4.0%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	56,574,347	56,574,347

Total Investments (Cost $1,071,154,666) 100.1%		1,413,770,696
Other Assets, less Liabilities (0.1)%		(2,105,859)

Net Assets 100.0%		$1,411,664,837

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,014,580,319
Cost - Sweep Money Fund (Note 7)	56,574,347

Total cost of investments	$1,071,154,666

Value - Unaffiliated issuers	$1,357,196,349
Value - Sweep Money Fund (Note 7)	56,574,347

Total value of investments	1,413,770,696
Receivables:
Investment securities sold	31,768,211
Capital shares sold	628,904
Dividends	278,719

Total assets	1,446,446,530

Liabilities:
Payables:
Investment securities purchased	32,473,455
Capital shares redeemed	696,504
Affiliates	1,352,421
Accrued expenses and other liabilities	259,313

Total liabilities	34,781,693

Net assets, at value	$1,411,664,837

Net assets consist of:
Paid-in capital	$985,072,253
Undistributed net investment income (loss)	(1,763,291)
Net unrealized appreciation (depreciation)	342,616,030
Accumulated net realized gain (loss)	85,739,845

Net assets, at value	$1,411,664,837

Class 1:
Net assets, at value	$138,551,286

Shares outstanding	5,873,410

Net asset value and maximum offering price per share	$23.59

Class 2:
Net assets, at value	$1,273,113,551

Shares outstanding	55,040,042

Net asset value and maximum offering price per share	$23.13

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Small-Mid Cap Growth Securities Fund
Investment income:
Dividends: (net of foreign taxes)
Unaffiliated issuers	$3,074,982
Sweep Money Fund (Note 7)	1,706,010

Total investment income	4,780,992

Expenses:
Management fees (Note 3a)	3,087,950
Administrative fees (Note 3b)	1,694,424
Distribution fees - Class 2 (Note 3c)	1,525,690
Unaffiliated transfer agent fees	5,218
Custodian fees (Note 4)	17,414
Reports to shareholders	157,987
Professional fees	27,846
Trustees’ fees and expenses	3,357
Other	24,397

Total expenses	6,544,283

Net investment income (loss)	(1,763,291)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	86,947,222
Foreign currency transactions	6,801

Net realized gain (loss)	86,954,023

Net change in unrealized appreciation (depreciation) on investments	72,590,363

Net realized and unrealized gain (loss)	159,544,386

Net increase (decrease) in net assets resulting from operations	$157,781,095

The accompanying notes are an integral part of these financial statements.

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Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Small-Mid Cap Growth Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,763,291)	$(3,242,291)
Net realized gain (loss) from investments and foreign currency transactions	86,954,023	120,953,840
Net change in unrealized appreciation (depreciation) on investments	72,590,363	(7,466,762)

Net increase (decrease) in net assets resulting from operations	157,781,095	110,244,787

Distributions to shareholders from:
Net realized gains:
Class 1	(9,661,762)	—
Class 2	(90,011,100)	—

Total distributions to shareholders	(99,672,862)	—

Capital share transactions: (Note 2)
Class 1	(3,341,432)	(34,244,740)
Class 2	36,974,898	(79,967,790)

Total capital share transactions	33,633,466	(114,212,530)

Net increase (decrease) in net assets	91,741,699	(3,967,743)
Net assets:
Beginning of period	1,319,923,138	1,323,890,881

End of period	$1,411,664,837	$1,319,923,138

Undistributed net investment income (loss) included in net assets:
End of period	$(1,763,291)	$—

The accompanying notes are an integral part of these financial statements.

FSC-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Small-Mid Cap Growth Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Foreign Currency Contracts (continued)

parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FSC-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	137,304	$3,264,768	271,881	$5,845,452
Shares issued in reinvestment of distributions	402,909	9,661,762	—	—
Shares redeemed	(682,335)	(16,267,962)	(1,858,716)	(40,090,192)

Net increase (decrease)	(142,122)	$(3,341,432)	(1,586,835)	$(34,244,740)

Class 2 Shares:
Shares sold	2,852,273	$67,672,716	13,612,701	$287,694,618
Shares issued in reinvestment of distributions	3,827,003	90,011,100	—	—
Shares redeemed	(5,170,968)	(120,708,918)	(17,380,315)	(367,662,408)

Net increase (decrease)	1,508,308	$36,974,898	(3,767,614)	$(79,967,790)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the average daily net assets of the Fund.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, there were no credits earned.

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,072,678,284

Unrealized appreciation	$355,337,928
Unrealized depreciation	(14,245,516)

Net unrealized appreciation (depreciation)	$341,092,412

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $479,484,786 and $515,119,694, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

FSC-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Small-Mid Cap Growth Securities Fund

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

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Franklin Templeton Variable Insurance Products Trust

Franklin Small-Mid Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Franklin Small-Mid Cap Growth Fund’s (the ”Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware Statutory Trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,382,679.503	54.524%	91.257%
Against	802,848.939	1.352%	2.263%
Abstain	2,078,275.317	3.499%	5.856%
Broker Non-votes	221,316.397	0.373%	0.624%

Total	35,485,120.156	59.748%	100.000%

FSC-22

Franklin Templeton Variable Insurance Products Trust

Franklin Small-Mid Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	31,912,621.169	53.733%	89.932%
Against	1,533,050.771	2.581%	4.321%
Abstain	2,039,448.216	3.434%	5.747%

Total	35,485,120.156	59.748%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,327,891.674	54.432%	91.103%
Against	1,082,513.943	1.823%	3.050%
Abstain	2,074,714.539	3.493%	5.847%

Total	35,485,120.156	59.748%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,108,442.036	54.062%	90.484%
Against	1,318,252.796	2.220%	3.715%
Abstain	2,058,425.324	3.466%	5.801%

Total	35,485,120.156	59.748%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,419,620.896	54.586%	91.361%
Against	1,045,048.243	1.760%	2.945%
Abstain	2,020,451.017	3.402%	5.694%

Total	35,485,120.156	59.748%	100.000%

FSC-23

Franklin Templeton Variable Insurance Products Trust

Franklin Small-Mid Cap Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,069,278.618	53.996%	90.374%
Against	1,354,010.264	2.280%	3.816%
Abstain	2,061,831.274	3.472%	5.810%

Total	35,485,120.156	59.748%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,473,036.252	54.676%	91.512%
Against	1,095,362.260	1.845%	3.087%
Abstain	1,916,721.644	3.227%	5.401%

Total	35,485,120.156	59.748%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	32,169,281.047	54.165%	90.656%
Against	1,120,674.549	1.887%	3.158%
Abstain	2,195,164.560	3.696%	6.186%

Total	35,485,120.156	59.748%	100.000%

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FRANKLIN STRATEGIC INCOME SECURITIES FUND

We are pleased to bring you Franklin Strategic Income Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Strategic Income Securities Fund – Class 2 delivered a +3.05% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities may be high yield and lower rated and include all varieties of fixed and floating rate income securities, including bonds, mortgage securities and other asset-backed and convertible securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund outperformed the Lehman Brothers (LB) U.S. Aggregate Index’s +0.98% return, and the Lipper Multi-Sector Income Funds Classification Average’s +2.31% return.1

Economic and Market Overview

The U.S. economy was resilient over the six months ended June 30, 2007. In the first quarter, a weakening housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. Headline, or overall, inflation experienced some upward pressure while the rate of core inflation, which excludes food and energy costs, actually moderated during the six-month period. Looking back over the past 12 months, however, the headline Consumer Price Index (CPI) reported a rise of 2.7%, while core CPI increased 2.2%2

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable “despite the ongoing adjustment in the housing sector.” At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social developments. The Fund’s prospectus also includes a description of the main investment risks.

FSI-2

After reaching its highest level in over five years in June 2007, the 10-year Treasury note ended the period yielding 5.03%, compared with 4.71% at the beginning of the period. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. Although the U.S. appeared to remain in a relatively moderate inflation environment, the improvement in domestic growth expectations following a somewhat weak first quarter gross domestic product report likely caused this rise in longer-term interest rates.

As a result of global economic growth, many foreign central banks maintained relatively high short-term interest rates or continued to raise them. This backdrop of continued strong global growth and rising short-term interest rates during a period of weak U.S. currency fundamentals was supportive for foreign currency performance against the U.S. dollar. Toward period-end, however, higher yields for U.S. Treasury bonds provided some support for the dollar.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, seeking to take advantage of varying sector reactions to economic events. For example, we may evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we generally conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

Manager’s Discussion

Although the U.S. Fed held its target short-term interest rate steady during the first half of 2007, a rise in longer-term global interest rates generally pressured overall return performance across the fixed income market. The Fund was able to outperform its peer group, as measured by the Lipper Multi-Sector Income Funds Classification Average return, as well as the LB U.S. Aggregate Index, supported by lower sensitivity to longer-term interest rates, and allocations to certain non-dollar government bond investments and noninvestment-grade holdings (high yield bonds and senior secured bank loans).

FSI-3

Among the more credit sensitive fixed income sectors, high yield corporate bonds continued to deliver one of the strongest total returns in the fixed income market. In fact, as a result of continued healthy credit fundamentals, including low default rates, yield spreads reached their all-time narrowest levels at the beginning of June 2007. However, spreads widened by the end of June largely due to a combination of a heavy, low-quality new-issue calendar and some risk aversion in the marketplace, centered on the subprime housing sector. At period-end, spreads were near their 2006 year-end levels. Nonetheless, the yield advantage of high yield corporate bonds still drove the sector to above-average total return performance. Although we remained fundamentally positive on the credit outlook for high yield bonds, we continued to reduce the Fund’s weighting in the sector during the period given what we considered to be full valuations. On the other hand, we increased the Fund’s exposure to floating-rate senior secured leveraged corporate bank loans. Issuers of these loans similarly benefited from the market’s positive fundamental credit trends. Additionally, since the yield curve was relatively flat, the yields provided by loans compared favorably to yields of certain other fixed income securities. Given bank loans’ secured status, when credit spreads have widened, bank loan prices have historically been less volatile than high yield corporate bonds. Consequently we sought to reduce high yield bond exposure in favor of bank loans. Finally, with historically tight yield spreads over Treasuries and therefore greater interest-rate sensitivity, dollar-based emerging market sovereign bonds generally performed in line with the higher-quality domestic fixed income market, after having outperformed the broad fixed income market for five straight years. Based on what we deemed full valuations, we held a modest weighting in this sector compared with other Fund sectors at period-end.

The non-U.S. dollar sovereign fixed income sector benefited from a generally weaker U.S. dollar over the past six months. The combination of short-term rates on hold in the U.S. while on the rise in certain other countries, the relative slowdown of the U.S. economy versus the rest of the world, and the overhang of a significant U.S. current account deficit all pressured the dollar during the period. At period-end, we continued to hold a significant weighting in non-U.S. dollar bonds, based upon the prospect that these trends could cause further longer-term dollar

FSI-4

Portfolio Breakdown

Franklin Strategic Income Securities Fund

Based on Total Net Assets

	6/30/07	12/31/06
High Yield Corporate Bonds & Preferred Stocks	26.7%	30.8%
Mortgage- & Other Asset-Backed Bonds	16.0%	12.2%
Other International Bonds (non-$US)	15.1%	14.7%
Floating Rate Bank Loans	13.8%	11.9%
International Developed Market Bonds (non-$US)	9.8%	9.8%
U.S. Government & Agency Bonds*	9.2%	8.8%
Convertible Securities	3.1%	2.1%
Investment Grade Corporate Bonds	2.8%	4.1%
Emerging Market Bonds ($US)	2.3%	3.2%
Short-Term Investments & Other Net Assets	1.2%	2.4%

*As of 6/30/07, it includes 0.9% denominated in non-U.S. dollars and 0.9% in TIPS. As of 12/31/06, it includes 1.1% denominated in non-U.S. dollars and 2.1% in TIPS.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

weakness. Some notable currency gains in the Fund’s non-dollar bond positions included Thailand, Norway, Canada and Brazil. However, the yen weakened during the period, causing our yen-denominated holdings to underperform.

During the period, we added exposure to the Fund’s more U.S. interest-rate sensitive sectors (Treasuries, government and agency bonds, and mortgage- and other asset-backed securities), as longer-term interest rates rose toward five-year highs and we found the level of real long-term interest rates to be more attractive, given a relatively benign inflationary environment. We also reduced the Fund’s exposure to Treasury Inflation-Protected Securities (TIPS) as those securities outperformed traditional Treasuries while the TIPS’ embedded inflation expectation increased during the period. In other asset-backed sectors, we held a very small allocation (less than 1% of net assets) to subprime mortgages, and our investments were predominantly AAA-rated. We also added commercial mortgage-backed securities to the Fund because of what we considered attractive valuations for those securities. Taking into account the shareholder-oriented focus of many corporations and the typical lack of bondholder protection for most investment-grade corporate issuers, we held a relatively small exposure to that sector during the period.

FSI-5

Finally, we purchased select convertible securities, based upon what we considered were reasonable overall equity market valuations considering corporate earnings growth over the past several years. However, as a proportion of the overall Fund, convertible securities represented less than 5% of net assets.

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-6

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Strategic Income Securities Fund – Class 2

FSI-7

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,030.50	$4.38
Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.87%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSI-8

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.73	$12.43	$12.92	$12.16	$10.37	$9.87

Income from investment operations[a]:
Net investment income[b]	0.36	0.69	0.65	0.67	0.65	0.73
Net realized and unrealized gains (losses)	0.06	0.32	(0.44)	0.51	1.44	(0.23)

Total from investment operations	0.42	1.01	0.21	1.18	2.09	0.50

Less distributions from:
Net investment income	(0.68)	(0.63)	(0.60)	(0.40)	(0.30)	—	[g]
Net realized gains	(0.04)	(0.08)	(0.10)	(0.02)	—	—

Total distributions	(0.72)	(0.71)	(0.70)	(0.42)	(0.30)	—

Net asset value, end of period	$12.43	$12.73	$12.43	$12.92	$12.16	$10.37

Total return[c]	3.29%	8.51%	1.73%	10.01%	20.36%	5.12%
Ratios to average net assets[d]
Expenses	0.62% [f]	0.62% [f]	0.66% [f]	0.66% [f]	0.65%	0.66%
Net investment income	5.63%	5.51%	5.21%	5.45%	5.69%	7.37%

Supplemental data
Net assets, end of period (000’s)	$1,018,551	$902,071	$740,352	$571,067	$359,947	$102,751
Portfolio turnover rate	24.67%	47.88%	40.56%	50.21%	49.87%	45.78%
Portfolio turnover rate excluding mortgage dollar rolls[e]	24.19%	44.58%	40.07%	38.39%	32.74%	40.50%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	See Note 1(e) regarding mortgage dollar rolls.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	Amount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

FSI-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Strategic Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.56	$12.27	$12.78	$12.05	$10.29	$9.82

Income from investment operations[a]:
Net investment income[b]	0.34	0.65	0.61	0.63	0.62	0.70
Net realized and unrealized gains (losses)	0.06	0.31	(0.44)	0.51	1.43	(0.23)

Total from investment operations	0.40	0.96	0.17	1.14	2.05	0.47

Less distributions from:
Net investment income	(0.66)	(0.59)	(0.58)	(0.39)	(0.29)	—	[g]
Net realized gains	(0.04)	(0.08)	(0.10)	(0.02)	—	—

Total distributions	(0.70)	(0.67)	(0.68)	(0.41)	(0.29)	—

Net asset value, end of period	$12.26	$12.56	$12.27	$12.78	$12.05	$10.29

Total return[c]	3.05%	8.24%	1.46%	9.80%	20.10%	4.81%
Ratios to average net assets[d]
Expenses	0.87% [f]	0.87% [f]	0.91% [f]	0.91% [f]	0.90%	0.91%
Net investment income	5.38%	5.26%	4.96%	5.20%	5.44%	7.12%

Supplemental data
Net assets, end of period (000’s)	$17,782	$11,753	$19,514	$4,657	$1,841	$210
Portfolio turnover rate	24.67%	47.88%	40.56%	50.21%	49.87%	45.78%
Portfolio turnover rate excluding mortgage dollar rolls[e]	24.19%	44.58%	40.07%	38.39%	32.74%	40.50%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	See Note 1(e) regarding mortgage dollar rolls.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	Amount rounds to less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

FSI-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Strategic Income Securities Fund	Country/ Organization	Shares	Value
Long Term Investments 91.4%
Convertible Preferred Stocks 1.8%
Consumer Durables 0.3%
General Motors Corp., 1.50%, cvt. pfd., D	United States	104,000	$2,977,000

Energy Minerals 0.2%
Chesapeake Energy Corp., 6.25%, cvt. pfd.	United States	9,000	2,560,716

Finance 0.7%
Affiliated Managers Group Inc., 5.10%, cvt. pfd.	United States	62,000	3,627,000
E*TRADE Financial Corp., 6.125%, cvt. pfd.	United States	120,000	3,350,400

			6,977,400

Health Technology 0.3%
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	50,000	3,440,000

Non-Energy Minerals 0.3%
Freeport-McMoRan Copper & Gold Inc., 6.75%, cvt. pfd.	United States	23,000	2,955,500

Process Industries 0.0%[a]
Huntsman Corp., 5.00%, cvt. pfd.	United States	4,000	197,000

Total Convertible Preferred Stocks (Cost $17,280,246)			19,107,616

		Principal Amount[b]
[c,d]Senior Floating Rate Interests 13.8%
Commercial Services 1.4%
Affiliated Computer Services Inc.,
Additional Term Loan, 7.32%, 3/20/13	United States	2,180,750	2,179,398
Term Loan B, 7.32%, 3/20/13	United States	330,960	330,755
ARAMARK Corp.,
Synthetic L/C, 5.36%, 1/26/14	United States	174,480	174,778
Term Loan B, 7.36%, 1/26/14	United States	2,232,039	2,235,856
Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien Term Loan, 7.36%, 10/26/12	United States	2,587,866	2,585,200
IDEARC Inc. (Verison Corp), Term Loan B, 7.36%, 11/17/14	United States	2,596,950	2,602,508
R.H. Donnelley Inc.,
Term Loan A-4, 6.59%, 12/31/09	United States	39,734	39,495
Term Loan D-2, 6.86%, 6/30/11	United States	2,821,107	2,824,492
Valassis Communications Inc., Term Loan B, 7.11%, 3/02/14	United States	627,391	627,636
Worldspan LP, Term Loan B, 8.606% - 8.61%, 12/07/13	United States	791,025	788,644

			14,388,762

Communications 0.5%
Alaska Communications Systems Holdings Inc.,
2005 Incremental Loan, 7.11%, 2/01/12	United States	54,400	54,646
2006 Incremental Loan, 7.11%, 2/01/12	United States	180,000	180,751
Term Loan, 7.11%, 2/01/12	United States	3,135,600	3,149,773
Windstream Corp., Tranche B-1, 6.86%, 7/17/13	United States	2,314,171	2,323,126

			5,708,296

Consumer Durables 0.5%
Jarden Corp.,
Term Loan B1, 7.11%, 1/24/12	United States	198,980	199,963
Term Loan B2, 7.11%, 1/24/12	United States	2,113,771	2,123,769

FSI-11

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
[c,d]Senior Floating Rate Interests (continued)
Consumer Durables (continued)
Stile Acquisition Corp. (Masonite), Canadian Term Loan, 7.35% - 7.355%, 4/05/13	Canada	1,206,436	$1,170,508
Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan, 7.35% - 7.355%, 4/05/13	United States	1,208,491	1,172,502

			4,666,742

Consumer Non-Durables 0.7%
CBRL Group (Cracker Barrel),
Term Loan B1, 6.86%, 4/27/13	United States	2,164,909	2,164,671
[e]Term Loan B2 (Delayed Draw), 6.84%, 4/27/13	United States	72,326	72,318
Constellation Brands Inc., Term Loan B, 6.875%, 6/05/13	United States	2,315,000	2,321,551
Dean Foods Co., Term Loan B, 6.86%, 4/02/14	United States	2,793,000	2,785,152

			7,343,692

Consumer Services 4.3%
Avis Budget Car Rental LLC, Term Loan, 6.61%, 4/19/12	United States	2,921,876	2,916,762
Citadel Broadcasting Corp., Term Loan B, 6.945%, 6/12/14	United States	2,573,883	2,566,779
CSC Holdings Inc. (Cablevision), Incremental Term Loan, 7.07%, 3/29/13	United States	2,774,244	2,782,900
Gatehouse Media Operating Inc.,
Additional Term Loan, 7.61%, 8/28/14	United States	875,000	873,906
Delayed Draw Term Loan, 7.35% - 7.36%, 8/28/14	United States	434,783	433,522
Term Loan, 7.36%, 8/28/14	United States	1,165,217	1,161,838
Green Valley Ranch Gaming LLC, Term Loan B, 7.36%, 2/16/14	United States	307,564	308,326
Hertz Corp.,
Credit Link, 5.36%, 12/21/12	United States	277,778	279,122
Term Loan B, 7.09% - 7.11%, 12/21/12	United States	1,551,667	1,559,177
Insight Midwest Holdings, Term Loan B, 7.35%, 4/02/14	United States	2,373,000	2,377,532
MCC Iowa,
Term Loan D-1, 7.07% - 7.11%, 1/31/15	United States	880,547	882,510
Term Loan D-2 (Delayed Draw), 7.07%, 1/31/15	United States	854,307	856,212
Mediacom LLC, Term Loan C, 7.07% - 7.11%, 1/31/15	United States	902,036	904,048
[f]National CineMedia LLC, Term Loan, 7.11%, 2/13/15	United States	2,590,000	2,591,217
[f]OSI Restaurant Partners LLC (Outback),
Prefunded Revolving Credit, 5.36%, 6/14/13	United States	164,998	164,668
Term Loan B, 7.625%, 6/14/14	United States	2,161,473	2,156,609
Penn National Gaming Inc., Term Loan B, 7.11%, 10/03/12	United States	2,734,576	2,734,440
Readers Digest Association Inc., Term Loan B, 7.33% - 7.385%, 3/02/14	United States	289,275	288,931
Regal Cinemas Corp., Term Loan, 6.86%, 10/27/13	United States	2,569,767	2,577,193
Sabre Inc., Term Loan B, 7.605%, 9/30/14	United States	2,235,158	2,234,755
Tribune Co., Term Loan B, 8.32%, 5/16/14	United States	4,050,000	3,948,548
Univision Communications Inc., Term Loan B, 7.605%, 9/29/14	United States	2,161,074	2,130,559
UPC Financing Partnership, Term Loan N, 7.08%, 12/31/14	Netherlands	2,570,000	2,575,911
VML U.S. Finance LLC (Venetian Macau),
Delayed Draw, 7.61%, 5/25/12	Macau	930,000	933,878
New Project Term Loans, 7.61%, 5/25/13	Macau	425,000	427,155
Term Loan B, 7.61%, 5/24/13	Macau	1,860,000	1,869,133
The William Carter Co., Term Loan B, 6.82% - 6.855%, 7/14/12	United States	2,338,881	2,337,899

			44,873,530

Electronic Technology 0.3%
Advanced Micro Devices Inc., Term Loan B, 7.36%, 12/31/13	United States	2,537,088	2,534,501
Hawker Beechcraft Inc.,
Synthetic L/C, 5.26%, 3/26/14	United States	56,560	56,729
Term Loan B, 7.32% - 7.36%, 3/26/14	United States	666,769	668,762

			3,259,992

FSI-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
[c,d]Senior Floating Rate Interests (continued)
Energy Minerals 0.5%
Citgo Petroleum Corp., Term Loan B, 6.73%, 11/15/12	United States	2,340,412	$2,345,888
Niska Gas Storage Canada ULC (C/R Gas),
Asset Sale Term Loan, 7.07%, 5/13/11	Canada	283,657	283,336
Canadian Term Loan, 7.11%, 5/12/13	Canada	1,535,397	1,533,017
Niska Gas Storage U.S. LLC (C/R Gas),
Delayed Draw, 7.11%, 5/12/13	United States	169,453	168,951
U.S. Term Loan, 7.11%, 5/12/13	United States	250,155	249,532
Western Refining Inc., Initial Advance Commitment, 7.07%, 5/31/12	United States	703,125	703,765

			5,284,489

Finance 0.4%
Nasdaq Stock Market Inc.,
Incremental Term Loan B, 7.07%, 4/18/12	United States	104,213	104,113
Term Loan B, 7.07%, 4/18/12	United States	1,399,633	1,398,345
Term Loan C (Delayed Draw), 7.07%, 4/18/12	United States	811,334	810,588
TD Ameritrade Holding Corp., Term Loan B, 6.82%, 12/31/12	United States	2,118,539	2,117,565

			4,430,611

Health Services 1.1%
[f]Community Health Systems Inc.,
Delayed Draw, 9.50%, 4/30/14	United States	166,424	166,590
Term Loan, 9.50%, 5/01/14	United States	2,523,400	2,525,898
Fresenius Medical Care Holdings Inc., Term Loan B, 6.73% - 6.735%, 3/31/13	United States	2,569,614	2,566,222
HCA Inc., Term Loan B-1, 7.61%, 11/18/13	United States	2,412,875	2,423,443
Health Management Associates Inc., Term Loan B, 7.11%, 2/28/14	United States	2,493,750	2,493,451
LifePoint Hospitals Inc., Term Loan B, 6.985%, 4/15/12	United States	1,517,912	1,513,131

			11,688,735

Health Technology 0.1%
ONEX Carestream Finance LP, Term Loan, 7.34%, 4/30/13	United States	1,175,000	1,175,376

Industrial Services 0.2%
Allied Waste North America Inc.,
Credit Link, 5.32%, 3/28/14	United States	665,141	668,427
Term Loan B, 7.06% - 7.15%, 1/15/12	United States	1,223,964	1,230,010

			1,898,437

Non-Energy Minerals 0.2%
Freeport-McMoRan Copper & Gold Inc., Term Loan B, 9.00%, 3/19/14	United States	1,592,563	1,586,448

Process Industries 1.7%
Celanese U.S. Holdings LLC, Dollar Term Loan, 7.099%, 4/02/14	United States	2,525,000	2,535,251
Domtar Corp., Term Loan, 6.735%, 3/07/14	United States	2,286,000	2,283,874
Georgia-Pacific Corp.,
Additional Term Loan, 7.11%, 12/20/12	United States	641,483	640,610
Term Loan B, 7.11%, 12/20/12	United States	2,138,018	2,136,072
Hexion Specialty Chemicals BV, Term Loan C-2, 7.625%, 5/03/13	Netherlands	555,321	556,016
Hexion Specialty Chemicals Inc., Term Loan C-1, 7.625%, 5/03/13	United States	2,562,849	2,566,052
Ineos U.S. Finance LLC,
Term Loan B2, 7.58%, 12/16/13	United States	1,081,278	1,088,393
Term Loan C2, 8.08%, 12/23/14	United States	1,081,278	1,087,820
Lyondell Chemical Co., Term Loan, 6.856%, 8/16/13	United States	2,561,384	2,561,077
Nalco Co., Term Loan B, 7.07% - 7.12%, 11/04/10	United States	2,156,300	2,167,168

			17,622,333

FSI-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
[c,d]Senior Floating Rate Interests (continued)
Producer Manufacturing 0.5%
Baldor Electric Co., Term Loan B, 7.125%, 1/31/14	United States	239,501	$240,229
Bucyrus International Inc., Tranche B Dollar Term Loan, 6.82% - 6.88%, 5/04/14	United States	273,000	272,976
Dresser Inc., Term Loan B, 7.86%, 5/04/14	United States	1,095,000	1,101,723
Key Safety Systems Inc., Term Loan B, 7.57% - 7.61%, 3/08/14	United States	289,275	290,128
Oshkosh Truck Corp., Term Loan B, 7.11%, 12/06/13	United States	2,636,750	2,641,892

			4,546,948

Real Estate Investment Trusts 0.4%
Capital Automotive REIT, Term Loan B, 7.07%, 12/15/10	United States	2,368,924	2,385,199
Macerich Co., Term Loan B, 6.875%, 4/26/10	United States	1,842,000	1,837,192

			4,222,391

Technology Services 0.2%
SunGard Data Systems Inc., New U.S. Term Loan, 7.356%, 2/28/14	United States	2,347,831	2,352,386

Utilities 0.8%
Dynegy Holding Inc.,
Synthetic L/C, 6.82%, 4/02/13	United States	574,468	572,768
Term Loan B, 6.82%, 4/02/13	United States	100,532	100,234
Term Loan L/C Facility, 6.82%, 4/02/13	United States	2,150,000	2,144,646
Kinder Morgan Inc., Term Loan B, 6.82%, 5/30/14	United States	2,225,000	2,221,173
NRG Energy Inc.,
Credit Link, 7.07%, 2/01/13	United States	597,569	598,059
Term Loan, 7.11%, 2/01/13	United States	1,439,407	1,440,587
TPF Generation Holdings LLC,
Synthetic L/C, 5.36%, 12/15/13	United States	136,618	137,447
Synthetic Revolver, 5.36%, 12/15/11	United States	42,827	43,087
Term Loan, 7.36%,12/15/13	United States	721,891	726,273

			7,984,274

Total Senior Floating Rate Interests (Cost $143,323,180)			143,033,442

Corporate Bonds 29.5%
Commercial Services 1.9%
[g]ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15	United States	3,000,000	3,067,500
Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12	United States	668,000	720,605
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13	United States	2,200,000	2,365,000
Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18	United States	3,000,000	3,105,000
JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13	United States	900,000	936,000
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	1,900,000	1,992,625

FSI-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Commercial Services (continued)
Lamar Media Corp., senior sub. note,
7.25%, 1/01/13	United States	2,800,000	$2,807,000
6.625%, 8/15/15	United States	400,000	381,000
R.H. Donnelley Corp., senior note, 8.875%, 1/15/16	United States	1,100,000	1,149,500
[g]Rental Service Corp., senior note, 144A, 9.50%, 12/01/14	United States	2,900,000	2,972,500

			19,496,730

Communications 3.4%
[g]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	2,900,000	2,849,250
Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12	United States	2,600,000	2,814,500
Embarq Corp., senior note, 7.082%, 6/01/16	United States	3,300,000	3,323,915
Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12	United Kingdom	2,500,000	2,396,875
Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25% thereafter, 2/01/15	Bermuda	400,000	331,000
Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13	Bermuda	3,500,000	3,570,000
[g]MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14	United States	1,300,000	1,348,750
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	3,000,000	3,262,500
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	3,400,000	3,459,500
Telecom Italia Capital, senior note, 4.95%, 9/30/14	Italy	2,700,000	2,511,054
Verizon New York Inc., senior deb.,
A, 6.875%, 4/01/12	United States	2,700,000	2,817,874
B, 7.375%, 4/01/32	United States	400,000	421,940
[g]Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15	Italy	2,700,000	3,111,750
Windstream Corp., senior note, 8.625%, 8/01/16	United States	2,500,000	2,656,250

			34,875,158

Consumer Durables 1.9%
Beazer Homes USA Inc., senior note, 8.125%, 6/15/16	United States	1,200,000	1,182,000
D.R. Horton Inc., senior note, 6.50%, 4/15/16	United States	3,000,000	2,874,996
Ford Motor Credit Co. LLC,
5.625%, 10/01/08	United States	3,200,000	3,159,574
senior note, 9.875%, 8/10/11	United States	2,300,000	2,416,178
General Motors Corp., senior deb., 8.25%, 7/15/23	United States	2,400,000	2,199,000
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	2,500,000	2,481,250
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	United States	1,700,000	1,700,000
KB Home, senior note,
6.25%, 6/15/15	United States	1,800,000	1,593,000
7.25%, 6/15/18	United States	1,900,000	1,757,500

			19,363,498

Consumer Non-Durables 0.7%
Dole Foods Co., senior note, 7.25%, 6/15/10	United States	100,000	97,000
Reynolds American Inc., senior secured note, 7.625%, 6/01/16	United States	3,100,000	3,297,752
Smithfield Foods Inc., senior note, 7.75%,
5/15/13	United States	1,500,000	1,530,000
7/01/17	United States	1,700,000	1,708,500
Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15	United States	800,000	647,000

			7,280,252

Consumer Services 5.2%
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	800,000	794,000
CanWest Media Inc., senior sub. note, 8.00%, 9/15/12	Canada	2,800,000	2,793,000

FSI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Consumer Services (continued)
CCH I LLC, senior secured note, 11.00%, 10/01/15	United States	1,400,000	$1,468,250
CCH II LLC, senior note, 10.25%, 9/15/10	United States	2,900,000	3,045,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000	2,005,500
EchoStar DBS Corp., senior note, 6.375%, 10/01/11	United States	2,900,000	2,849,250
[g]Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15	United States	1,600,000	1,584,000
Harrah’s Operating Co. Inc., senior note, 6.50%, 6/01/16	United States	2,700,000	2,258,107
Liberty Media Corp., senior note, 5.70%, 5/15/13	United States	3,000,000	2,834,745
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	3,000,000	2,947,500
MGM MIRAGE, senior note, 6.625%, 7/15/15	United States	4,000,000	3,655,000
[g]Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15	United States	1,900,000	1,824,000
Pinnacle Entertainment Inc., senior sub. note,
8.25%, 3/15/12	United States	200,000	207,000
8.75%, 10/01/13	United States	2,200,000	2,310,000
Quebecor Media Inc., senior note, 7.75%, 3/15/16	Canada	2,100,000	2,142,000
Radio One Inc., senior sub. note, 6.375%, 2/15/13	United States	2,800,000	2,646,000
[g]Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14	United States	2,300,000	2,535,750
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	3,300,000	3,247,748
Station Casinos Inc.,
senior note, 6.00%, 4/01/12	United States	700,000	661,500
senior sub. note, 6.50%, 2/01/14	United States	700,000	623,000
senior sub. note, 6.875%, 3/01/16	United States	1,800,000	1,597,500
Time Warner Inc., 5.875%, 11/15/16	United States	3,500,000	3,410,134
[g]Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15	United States	3,100,000	3,076,750
Viacom Inc., senior note, 6.875%, 4/30/36	United States	3,300,000	3,197,974

			53,713,708

Electronic Technology 1.8%
DRS Technologies Inc., senior sub. note,
6.875%, 11/01/13	United States	200,000	195,000
7.625%, 2/01/18	United States	2,500,000	2,537,500
[g]Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14	United States	3,500,000	3,360,000
[g]Hawker Beechcraft Acquisition Co., senior note, 144A, PIK, 8.875%, 4/01/15	United States	1,200,000	1,239,000
L-3 Communications Corp., senior sub. note,
5.875%, 1/15/15	United States	2,900,000	2,704,250
6.375%, 10/15/15	United States	400,000	380,000
NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14	Netherlands	2,900,000	2,871,000
Sanmina-SCI Corp.,
[c,g]senior note, 144A, FRN, 8.11%, 6/15/14	United States	1,000,000	1,005,000
senior sub. note, 6.75%, 3/01/13	United States	2,300,000	2,104,500
senior sub. note, 8.125%, 3/01/16	United States	400,000	374,000
[g]TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14	United States	2,200,000	2,233,000

			19,003,250

Energy Minerals 1.5%
Chesapeake Energy Corp., senior note,
7.625%, 7/15/13	United States	700,000	721,000
6.625%, 1/15/16	United States	100,000	96,750
6.25%, 1/15/18	United States	3,300,000	3,097,875
Mariner Energy Inc., senior note, 7.50%, 4/15/13	United States	2,700,000	2,659,500
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	1,200,000	1,230,000
B, 6.875%, 3/15/13	United States	1,600,000	1,600,000

FSI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Energy Minerals (continued)
[g]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Switzerland	2,100,000	$2,031,750
Pogo Producing Co., senior sub. note,
7.875%, 5/01/13	United States	300,000	307,500
6.875%, 10/01/17	United States	2,700,000	2,693,250
[g]Tesoro Corp., senior note, 144A, 6.50%, 6/01/17	United States	900,000	884,250

			15,321,875

Finance 1.1%
[g]Capmark Financial Group Inc., 144A, 6.30%, 5/10/17	United States	800,000	788,666
GMAC LLC,
7.25%, 3/02/11	United States	2,500,000	2,493,775
6.875%, 9/15/11	United States	200,000	196,907
6.875%, 8/28/12	United States	1,800,000	1,761,054
JPMorgan Chase Capital XXII, sub. bond, 6.45%, 2/02/37	United States	3,000,000	2,860,356
United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13	United States	2,900,000	2,918,125

			11,018,883

Health Services 2.5%
Coventry Health Care Inc., senior note, 5.95%, 3/15/17	United States	1,300,000	1,270,449
DaVita Inc., senior sub. note, 7.25%, 3/15/15	United States	3,400,000	3,374,500
Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08	Germany	1,500,000	1,511,250
[g]FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17	Germany	1,500,000	1,477,500
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	800,000	681,000
[g]senior secured note, 144A, 9.125%, 11/15/14	United States	3,000,000	3,161,250
Quest Diagnostics Inc., 6.40%, 7/01/17	United States	1,800,000	1,816,409
Tenet Healthcare Corp., senior note,
6.375%, 12/01/11	United States	3,200,000	2,940,000
9.875%, 7/01/14	United States	700,000	696,500
[g]United Surgical Partners International Inc., senior sub. note, 144A, PIK, 9.25%, 5/01/17	United States	1,500,000	1,511,250
[g]United Health Group Inc., 144A, 6.50%, 6/15/37	United States	1,800,000	1,810,640
[c,g]U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12	United States	2,900,000	2,863,750
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,600,000	2,587,000

			25,701,498

Health Technology 0.2%
[g]Amgen Inc., senior note, 144A, 5.85%, 6/01/17	United States	2,900,000	2,860,229

Industrial Services 1.6%
Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17	United States	2,900,000	2,820,250
[g]Bristow Group Inc., senior note, 144A, 7.50%, 9/15/17	United States	1,000,000	1,007,500
Compagnie Generale de Geophysique-Veritas, senior note,
7.50%, 5/15/15	France	600,000	603,000
7.75%, 5/15/17	France	900,000	915,750
Copano Energy LLC, senior note, 8.125%, 3/01/16	United States	2,500,000	2,550,000
El Paso Corp., senior note, 6.875%, 6/15/14	United States	3,000,000	2,999,994
Hanover Compressor Co., senior note, 7.50%, 4/15/13	United States	200,000	202,000
Markwest Energy Partners LP, senior note, 6.875%, 11/01/14	United States	2,700,000	2,565,000

FSI-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Industrial Services (continued)
The Williams Cos. Inc.,
8.75%, 3/15/32	United States	600,000	$697,500
senior note, 7.625%, 7/15/19	United States	800,000	848,000
senior note, 7.875%, 9/01/21	United States	1,600,000	1,728,000

			16,936,994

Non-Energy Minerals 0.6%
Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17	United States	2,500,000	2,675,000
Novelis Inc., senior note, 7.25%, 2/15/15	Canada	3,500,000	3,609,375

			6,284,375

Process Industries 2.4%
Crown Americas Inc., senior note, 7.75%, 11/15/15	United States	3,200,000	3,232,000
Huntsman International LLC, senior sub. note, 7.875%, 11/15/14	United States	2,800,000	3,013,500
[g]Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16	United Kingdom	2,900,000	2,849,250
JSG Funding PLC, senior sub. note, 7.75%, 4/01/15	Ireland	2,800,000	2,817,500
Lyondell Chemical Co., senior note,
8.00%, 9/15/14	United States	3,300,000	3,407,250
6.875%, 6/15/17	United States	400,000	388,000
[g]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	1,000,000	1,010,000
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	2,900,000	3,023,250
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	3,300,000	3,234,000
[g]Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14	United States	2,100,000	2,178,750

			25,153,500

Producer Manufacturing 1.5%
Case New Holland Inc., senior note,
9.25%, 8/01/11	United States	2,500,000	2,633,000
7.125%, 3/01/14	United States	200,000	203,500
Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13	United States	2,700,000	2,706,750
Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15	United States	1,300,000	1,316,250
Nortek Inc., senior sub. note, 8.50%, 9/01/14	United States	3,100,000	2,968,250
RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14	United States	2,900,000	2,987,000
[g]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	3,300,000	3,159,750

			15,974,500

Real Estate Development 0.2%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,500,000	2,531,250

Real Estate Investment Trusts 0.3%
Host Hotels & Resorts LP, senior note, 6.875%, 11/01/14	United States	200,000	198,750
Host Marriott LP, senior note,
K, 7.125%, 11/01/13	United States	2,300,000	2,308,625
M, 7.00%, 8/15/12	United States	1,100,000	1,106,875

			3,614,250

Retail Trade 0.6%
[f,g]Dollar General Corp., senior note, 144A, 10.625%, 7/15/15	United States	2,800,000	2,716,000
[g]Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14	United States	3,000,000	3,090,000

			5,806,000

FSI-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Corporate Bonds (continued)
Technology Services 0.4%
SunGard Data Systems Inc.,
senior note, 9.125%, 8/15/13	United States	1,600,000	$1,646,000
senior sub. note, 10.25%, 8/15/15	United States	1,900,000	2,018,750

			3,664,750

Utilities 1.7%
Aquila Inc., senior note, 9.95%, 2/01/11	United States	2,800,000	3,033,638
Dynegy Holdings Inc., senior note, 8.375%, 5/01/16	United States	3,100,000	3,045,750
[g]Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17	United States	2,900,000	2,747,750
Mirant North America LLC, senior note, 7.375%, 12/31/13	United States	2,500,000	2,568,750
NRG Energy Inc., senior note,
7.25%, 2/01/14	United States	100,000	100,500
7.375%, 2/01/16	United States	3,200,000	3,216,000
7.375%, 1/15/17	United States	600,000	603,750
TXU Corp., senior note, P, 5.55%, 11/15/14	United States	2,500,000	2,134,817

			17,450,955

Total Corporate Bonds (Cost $306,021,195)			306,051,655

Convertible Bonds 1.3%
Consumer Services 0.3%
Carnival Corp., cvt., senior deb., 2.00%, 4/15/21	United States	2,700,000	3,422,250

Electronic Technology 0.3%
Intel Corp., cvt., sub. deb., 2.95%, 12/15/35	United States	3,600,000	3,456,284

Health Technology 0.3%
Amgen Inc., cvt., senior note, 0.375%, 2/01/13	United States	2,900,000	2,568,153

Retail Trade 0.4%
Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22	United States	3,200,000	3,475,296

Total Convertible Bonds (Cost $12,428,648)			12,921,983

Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.9%
Finance 2.5%
[c]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, A5, FRN, 5.617%, 10/15/48	United States	9,800,000	9,630,945
Countrywide Asset-Backed Certificates,
2004-7, AF4, 4.774%, 8/25/32	United States	316,867	314,594
2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000	1,224,682
GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38	United States	934,225	897,413
[c]Greenwich Capital Commercial Funding Corp., 2006-GG7, A4, FRN, 6.113%, 7/10/38	United States	4,000,000	4,039,453
JPMorgan Chase Commercial Mortgage Securities Corp.,
[c]2004-CB9, A4, FRN, 5.377%, 6/12/41	United States	5,096,445	5,034,004
2004-LN2, A2, 5.115%, 7/15/41	United States	412,616	396,738
[g]Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24	United States	10,625	10,590
[c]Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.431%, 6/15/38	United States	4,000,000	3,937,822
Residential Asset Securities Corp.,
2002-KS8, A4, 4.58%, 11/25/30	United States	34,428	34,322
2004-KS1, AI4, 4.213%, 4/25/32	United States	314,445	310,572

			25,831,135

FSI-19

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]	Value
Long Term Investments (continued)
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Real Estate Development 0.4%
[c]GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%, 4/10/38	United States	4,000,000	$3,926,733

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $31,208,536)			29,757,868

Mortgage-Backed Securities 13.1%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%[a]
FHLMC, 4.689%, 1/01/33	United States	302,489	303,238

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.2%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	4,128,145	3,930,186
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	4,617,699	4,474,344
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	1,172,605	1,158,144
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	43,754	43,996
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	19,112	19,532
[f]FHLMC Gold 30 Year, 5.00%, 4/01/34 - 7/15/37	United States	8,580,359	8,053,023
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/37	United States	18,151,217	17,531,917
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/37	United States	14,937,014	14,821,515
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36	United States	3,069,764	3,105,649
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 1/01/32	United States	165,806	171,678
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	3,373	3,521

			53,313,505

[c]Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 4.53%, 4/01/20	United States	243,106	238,696
FNMA, 4.601%, 12/01/34	United States	1,182,238	1,168,441

			1,407,137

Federal National Mortgage Association (FNMA) Fixed Rate 7.1%
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	829,779	789,002
FNMA 15 Year, 5.00%, 10/01/17 - 7/15/37	United States	3,486,275	3,298,967
FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21	United States	2,445,187	2,410,095
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	40,291	40,532
FNMA 15 Year, 7.00%, 5/01/12	United States	4,182	4,296
[f]FNMA 30 Year, 5.00%, 4/01/34 - 3/01/37	United States	10,399,124	9,753,664
[f]FNMA 30 Year, 5.50%, 7/01/33 - 2/01/37	United States	28,596,816	27,636,943
[f]FNMA 30 Year, 6.00%, 6/01/34 - 7/15/37	United States	26,541,464	26,281,877
[f]FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32	United States	3,705,526	3,747,317
FNMA 30 Year, 7.50%, 9/01/31	United States	27,378	28,575

			73,991,268

Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	2,127,551	2,016,525
GNMA I SF 30 Year, 5.50%, 12/15/32 - 6/15/36	United States	2,918,753	2,837,539
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32	United States	23,144	23,621
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	124,477	129,757
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	3,892	4,075
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	581,132	548,422
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	776,691	773,603
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	308,818	314,941
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	74,868	78,056

			6,726,539

Total Mortgage-Backed Securities (Cost $138,909,772)			135,741,687

FSI-20

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]		Value
Long Term Investments (continued)
U.S. Government and Agency Securities 9.2%
FHLMC,
4.375%, 7/17/15	United States	2,500,000		$2,336,582
4.50%, 1/15/13	United States	580,000		558,004
4.75%, 1/19/16	United States	2,000,000		1,910,908
4.875%, 2/17/09	United States	1,950,000		1,939,885
4.875%, 11/15/13	United States	150,000		146,306
5.125%, 10/18/16	United States	5,400,000		5,280,152
5.50%, 9/15/11	United States	300,000		302,979
6.625%, 9/15/09	United States	5,000,000		5,149,210
7.00%, 3/15/10	United States	300,000		313,613
FNMA,
1.75%, 3/26/08	United States	270,000,000	JPY	2,207,465
2.125%, 10/09/07	United States	890,000,000	JPY	7,254,546
4.25%, 5/15/09	United States	260,000		255,857
4.375%, 3/15/13	United States	3,100,000		2,957,217
4.375%, 10/15/15	United States	1,000,000		936,830
5.00%, 4/15/15	United States	250,000		244,330
5.25%, 1/15/09	United States	250,000		250,111
5.375%, 11/15/11	United States	1,200,000		1,207,205
5.50%, 3/15/11	United States	150,000		151,405
6.00%, 5/15/11	United States	500,000		513,598
6.125%, 3/15/12	United States	900,000		931,686
6.625%, 11/15/10	United States	350,000		365,481
U.S. Treasury Bond,
6.125%, 11/15/27	United States	150,000		167,227
6.25%, 8/15/23	United States	1,600,000		1,777,126
6.88%, 8/15/25	United States	4,790,000		5,707,960
7.125%, 2/15/23	United States	4,980,000		5,979,894
U.S. Treasury Note,
3.00%, 11/15/07	United States	1,500,000		1,489,923
3.125%, 9/15/08	United States	1,500,000		1,468,126
3.25%, 1/15/09	United States	4,900,000		4,780,950
3.375%, 10/15/09	United States	340,000		329,056
3.50%, 12/15/09	United States	2,500,000		2,421,290
4.00%, 9/30/07	United States	2,600,000		2,595,128
4.00%, 4/15/10	United States	350,000		342,043
4.00%, 11/15/12	United States	150,000		143,848
4.125%, 8/15/10	United States	1,300,000		1,271,564
4.25%, 8/15/14	United States	2,000,000		1,913,752
4.25%, 11/15/14	United States	600,000		572,672
4.50%, 9/30/11	United States	500,000		491,954
4.50%, 3/31/12	United States	6,000,000		5,892,192
4.625%, 11/15/16	United States	11,000,000		10,663,994
4.75%, 5/15/14	United States	1,000,000		987,813
5.00%, 8/15/11	United States	1,900,000		1,908,907
5.625%, 5/15/08	United States	600,000		603,188
[h]Index Linked, 1.625%, 1/15/15	United States	3,246,600		3,018,832
[h]Index Linked, 2.00%, 1/15/14	United States	6,262,760		6,020,573

Total U.S. Government and Agency Securities (Cost $98,606,650)				95,761,382

FSI-21

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]		Value
Long Term Investments (continued)
Foreign Government and Agency Securities 19.8%
Bank of Thailand Bond,
5.375%, 4/07/08	Thailand	4,950,000	THB	$145,739
5.50%, 8/10/08	Thailand	31,050,000	THB	921,433
[c]European Investment Bank, senior note, FRN, 0.525%, 9/21/11	Supranational[i]	660,000,000	JPY	5,360,215
[c,j]Government of Argentina, FRN, 5.475%, 8/03/12	Argentina	23,837,000		17,010,679
Government of Indonesia,
10.25%, 7/15/27	Indonesia	18,000,000,000	IDR	2,088,301
11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	222,236
12.80%, 6/15/21	Indonesia	22,315,000,000	IDR	3,090,971
13.15%, 1/15/12	Indonesia	2,300,000,000	IDR	298,615
14.25%, 6/15/13	Indonesia	35,480,000,000	IDR	4,898,873
14.275%, 12/15/13	Indonesia	23,637,000,000	IDR	3,304,209
[k]Government of Iraq, Reg S, 5.80%, 1/15/28	Iraq	11,000,000		6,737,500
Government of Malaysia,
3.135%, 12/17/07	Malaysia	1,160,000	MYR	335,782
4.305%, 2/27/09	Malaysia	28,625,000	MYR	8,426,441
6.45%, 7/01/08	Malaysia	7,470,000	MYR	2,230,529
7.00%, 3/15/09	Malaysia	2,620,000	MYR	805,010
8.60%, 12/01/07	Malaysia	15,760,000	MYR	4,664,131
Government of Mexico,
8.00%, 12/17/15	Mexico	350,000[l]	MXN	3,302,733
10.00%, 12/05/24	Mexico	1,084,000[l]	MXN	12,256,382
Government of New Zealand,
6.00%, 11/15/11	New Zealand	1,600,000	NZD	1,182,439
6.50%, 4/15/13	New Zealand	2,960,000	NZD	2,225,368
Government of Peru, 7, 8.60%, 8/12/17	Peru	15,950,000	PEN	6,046,607
Government of Poland,
5.75%, 9/23/22	Poland	20,100,000	PLN	7,290,081
6.00%, 5/24/09	Poland	26,270,000	PLN	9,564,777
6.25%, 10/24/15	Poland	7,700,000	PLN	2,874,206
Government of Singapore,
1.50%, 4/01/08	Singapore	870,000	SGD	564,993
5.625%, 7/01/08	Singapore	7,450,000	SGD	5,020,817
Government of Slovakia,
4.80%, 4/14/09	Slovak Republic	28,700,000	SKK	1,163,791
4.90%, 2/11/14	Slovak Republic	7,300,000	SKK	296,523
5.30%, 5/12/19	Slovak Republic	26,200,000	SKK	1,103,286
7.50%, 3/13/12	Slovak Republic	59,000,000	SKK	2,664,765
Government of Sweden,
5.00%, 1/28/09	Sweden	13,685,000	SEK	2,024,333
5.50%, 10/08/12	Sweden	13,990,000	SEK	2,140,619
6.50%, 5/05/08	Sweden	93,950,000	SEK	14,024,860
8.00%, 8/15/07	Sweden	72,980,000	SEK	10,719,921
[c]KfW Bankengruppe, FRN, 0.456%, 8/08/11	Germany	2,115,000,000	JPY	17,182,823
Korea Treasury Note,
3.75%, 9/10/07	South Korea	5,715,000,000	KRW	6,168,609
4.25%, 9/10/08	South Korea	8,175,000,000	KRW	8,744,890
4.50%, 9/09/08	South Korea	600,000,000	KRW	643,606
4.75%, 3/12/08	South Korea	8,900,000,000	KRW	9,596,443
New South Wales Treasury Corp., 8.00%, 3/01/08	Australia	2,801,000	AUD	2,398,837

FSI-22

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund	Country/ Organization	Principal Amount[b]		Value
Long Term Investments (continued)
Foreign Government and Agency Securities (continued)
Nota Do Tesouro Nacional,
9.762%, 1/01/12	Brazil	14,500	[m] BRL	$7,337,863
9.762%, 1/01/14	Brazil	2,700	[m] BRL	1,358,329
9.762%, 1/01/17	Brazil	7,700	[m] BRL	3,843,658
[n]Index Linked, 6.00%, 5/15/15	Brazil	2,000	[m] BRL	1,674,163
[n]Index Linked, 6.00%, 5/15/45	Brazil	1,725	[m] BRL	1,480,390

Total Foreign Government and Agency Securities (Cost $190,992,763)				205,436,776

Total Long Term Investments (Cost $938,770,990)				947,812,409

Short Term Investments 9.1%
Foreign Government and Agency Securities 7.4%
[o]Egypt Certificate of Deposit, 9/12/07	Egypt	14,000,000	EGP	2,425,440
[o]Egypt Treasury Bills, 7/24/07 - 7/01/08	Egypt	55,250,000	EGP	9,227,910
Government of Canada, 4.50%, 9/01/07	Canada	22,430,000	CAD	21,052,589
Government of Malaysia,
3.17%, 5/15/08	Malaysia	12,840,000	MYR	3,712,164
3.546%, 1/11/08	Malaysia	5,400,000	MYR	1,565,648
3.569%, 2/14/08	Malaysia	6,640,000	MYR	1,925,744
Government of Singapore, 2.625%, 10/01/07	Singapore	2,180,000	SGD	1,424,794
KfW Bankengruppe, senior note, 8.25%, 9/20/07	Germany	190,000,000	ISK	3,011,640
[o]Malaysia Treasury Bills, 11/01/07 - 2/28/07	Malaysia	39,910,000	MYR	11,354,287
[o]Norway Treasury Bills, 9/19/07 - 12/19/07	Norway	91,355,000	NOK	15,219,422
Queensland Treasury Corp., 07G, 8.00%, 9/14/07	Australia	5,200,000	AUD	4,422,338
[o]Sweden Treasury Bill, 12/19/07	Sweden	7,115,000	SEK	1,022,860

Total Foreign Government and Agency Securities (Cost $73,029,992)				76,364,776

Total Investments before Money Market Fund (Cost $1,011,800,982)				1,024,177,245

		Shares
Money Market Fund (Cost $17,132,776) 1.7%
[p]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	United States	17,132,776		17,132,776

Total Investments (Cost $1,028,933,758) 100.5%				1,041,310,021
Net Unrealized Gain on Forward Exchange Contracts 0.1%				728,533
Other Assets, less Liabilities (0.6)%				(5,705,861)

Net Assets 100.0%				$1,036,332,693

FSI-23

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin Strategic Income Securities Fund

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EGP - Egyptian Pounds

IDR - Indonesian Rupiah

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovak Koruna

THB - Thai Baht

Selected Portfolio Abbreviations

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

L/C - Letter of Credit

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

SF - Single Family

[a]	Rounds to less than 0.1% of net assets.
[b]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[c]	The coupon rate shown represents the rate at period end.
[d]	See Note 1(f) regarding senior floating rate interests.
[e]	See Note 10 regarding unfunded loan commitments.
[f]	See Note 1(c) regarding securities purchased on a when-issued, delayed delivery, or to-be-announced basis.
[g]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $66,366,125, representing 6.40% of net assets.

[h]	Principal amount of security is adjusted for inflation. See Note 1(h).
[i]	A supranational organization is an entity formed by two or more central governments through international treaties.
[j]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[k]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the value of this security was $6,737,500, representing 0.65% of net assets.

[l]	Principal amount is stated in 100 Mexican Peso units.
[m]	Principal amount is stated in 1,000 Brazilian Real units.
[n]	Redemption price at maturity is adjusted for inflation. See Note 1(h).
[o]	The security is traded on a discount basis with no stated coupon rate.
[p]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

FSI-24

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Strategic Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,011,800,982
Cost - Sweep Money Fund (Note 7)	17,132,776

Total cost of investments	$1,028,933,758

Value - Unaffiliated issuers	$1,024,177,245
Value - Sweep Money Fund (Note 7)	17,132,776

Total value of investments	1,041,310,021
Cash	5,909,561
Foreign currency, at value (cost $8,565,352)	8,687,417
Receivables:
Investment securities sold	3,156,833
Capital shares sold	899,461
Dividends and interest	13,261,644
Unrealized gain on forward exchange contracts (Note 8)	952,966

Total assets	1,074,177,903

Liabilities:
Payables:
Investment securities purchased	37,054,573
Capital shares redeemed	729
Affiliates	485,633
Unrealized loss on forward exchange contracts (Note 8)	224,433
Unrealized loss on unfunded loan commitments (Note 10)	4,901
Accrued expenses and other liabilities	74,941

Total liabilities	37,845,210

Net assets, at value	$1,036,332,693

Net assets consist of:
Paid-in capital	$992,314,226
Undistributed net investment income	23,178,841
Net unrealized appreciation (depreciation)	13,316,997
Accumulated net realized gain (loss)	7,522,629

Net assets, at value	$1,036,332,693

Class 1:
Net assets, at value	$1,018,550,519

Shares outstanding	81,959,943

Net asset value and maximum offering price per share	$12.43

Class 2:
Net assets, at value	$17,782,174

Shares outstanding	1,449,942

Net asset value and maximum offering price per share	$12.26

The accompanying notes are an integral part of these financial statements.

FSI-25

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Strategic Income Securities Fund
Investment income:
Dividends:
Unaffiliated issuers	$391,744
Sweep Money Fund (Note 7)	308,816
Interest	29,539,064

Total investment income	30,239,624

Expenses:
Management fees (Note 3a)	1,795,463
Administrative fees (Note 3b)	966,450
Distribution fees - Class 2 (Note 3c)	17,727
Unaffiliated transfer agent fees	2,809
Custodian fees (Note 4)	159,678
Reports to shareholders	21,359
Professional fees	18,772
Trustees’ fees and expenses	2,139
Other	37,708

Total expenses	3,022,105
Expense reductions (Note 4)	(8,286)

Net expenses	3,013,819

Net investment income	27,225,805

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,955,659
Foreign currency transactions	4,616,827

Net realized gain (loss)	7,572,486

Net change in unrealized appreciation (depreciation) on:
Investments	(4,326,812)
Translation of assets and liabilities denominated in foreign currencies	113,325

Net change in unrealized appreciation (depreciation)	(4,213,487)

Net realized and unrealized gain (loss)	3,358,999

Net increase (decrease) in net assets resulting from operations	$30,584,804

The accompanying notes are an integral part of these financial statements.

FSI-26

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Strategic Income Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$27,225,805	$45,454,682
Net realized gain (loss) from investments and foreign currency transactions	7,572,486	10,305,625
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(4,213,487)	12,642,537

Net increase (decrease) in net assets resulting from operations	30,584,804	68,402,844

Distributions to shareholders from:
Net investment income:
Class 1	(52,500,471)	(39,519,783)
Class 2	(878,649)	(416,784)
Net realized gains:
Class 1	(2,882,439)	(5,179,930)
Class 2	(50,064)	(58,574)

Total distributions to shareholders	(56,311,623)	(45,175,071)

Capital share transactions: (Note 2)
Class 1	141,667,757	139,092,390
Class 2	6,568,161	(8,362,526)

Total capital share transactions	148,235,918	130,729,864

Net increase (decrease) in net assets	122,509,099	153,957,637
Net assets:
Beginning of period	913,823,594	759,865,957

End of period	$1,036,332,693	$913,823,594

Undistributed net investment income included in net assets:
End of period	$23,178,841	$49,332,156

The accompanying notes are an integral part of these financial statements.

FSI-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Strategic Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 98.25% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1, Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific

FSI-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Security Valuation (continued)

market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

FSI-29

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,176,208	$93,110,567	9,072,737	$113,566,999
Shares issued in reinvestment of distributions	4,459,172	55,382,910	3,743,695	44,699,713
Shares redeemed	(531,828)	(6,825,720)	(1,528,414)	(19,174,322)

Net increase (decrease)	11,103,552	$141,667,757	11,288,018	$139,092,390

Class 2 Shares:
Shares sold	499,433	$6,410,555	394,210	$4,840,124
Shares issued in reinvestment of distributions	75,751	928,713	40,284	475,358
Shares redeemed	(60,657)	(771,107)	(1,089,705)	(13,678,008)

Net increase (decrease)	514,527	$6,568,161	(655,211)	$(8,362,526)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

FSI-31

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	Over $500 million, up to and including $1 billion
0.280%	Over $1 billion, up to and including $1.5 billion
0.235%	Over $1.5 billion, up to and including $6.5 billion
0.215%	Over $6.5 billion, up to and including $11.5 billion
0.200%	Over $11.5 billion, up to and including $16.5 billion
0.190%	Over $16.5 billion, up to and including $19 billion
0.180%	Over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% per year of its average daily net assets.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,032,714,628

Unrealized appreciation	$25,181,295
Unrealized depreciation	(16,585,902)

Net unrealized appreciation (depreciation)	$8,595,393

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

5. INCOME TAXES (continued)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, paydown losses, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $351,568,462 and $226,200,965, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following financial futures contracts outstanding:

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
259,000,000	Iceland Krona	3,463,493		10/09/07	$600,047	$—
37,500,000	Indian Rupee	1,248,543	NZD	10/29/07	—	(35,562)
90,000,000	Indian Rupee	2,970,591	NZD	10/29/07	—	(65,566)

Contracts to Sell
47,681,503	Mexican Peso	2,286,518,818	CLP	9/12/07	—	(63,008)
17,883,017	Mexican Peso	852,483,436	CLP	9/14/07	—	(33,080)
35,467,487	Mexican Peso	142,508,364	INR	1/28/08	224,170	—
26,512,592	Mexican Peso	104,952,749	INR	2/28/08	128,749	—
36,540,189	Mexican Peso	399,051,385	KTZ	6/30/08	—	(27,217)

Unrealized gain (loss) on forward exchange contracts					952,966	(224,433)

Net unrealized gain (loss) on forward exchange contracts					$728,533

[a]	In U.S. Dollar unless otherwise indicated.

Currency Abbreviations

CLP- Chilean Peso

INR - Indian Rupee

KTZ - Kazakhstan Tenge

NZD - New Zealand Dollar

FSI-33

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

9. CREDIT RISK

The Fund has 47.77% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

10. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At June 30, 2007, unfunded commitments were as follows:

Borrower	Unfunded Commitments
CBRL Group (Carcker Barrel), Term Loan B2 (Delayed Draw)	$72,326
NRG Holdings Inc., Term Loan	459,668
Univision Communications Inc., Delayed Draw Term Loan	138,926
Valassis Communications Inc., Delayed Draw Term Loan	178,133
Western Refining Inc., Delayed Advance Commitment	171,875

$1,020,928

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

11. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

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Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Strategic Income Securities Fund

12. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FSI-35

Franklin Templeton Variable Insurance Products Trust

Franklin Strategic Income Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Franklin Strategic Income Fund’s (the “Fund”) fundamental investment restrictions (including six (6) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and amendments to certain of the Fund’s fundamental investment restrictions (including six (6) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,505,649.786	92.425%	92.622%
Against	1,463,203.178	2.033%	2.038%
Abstain	3,834,184.876	5.328%	5.340%

Total	71,803,037.840	99.786%	100.000%

FSI-36

Franklin Templeton Variable Insurance Products Trust

Franklin Strategic Income Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes six (6) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	65,672,068.313	91.266%	91.461%
Against	2,864,174.570	3.980%	3.989%
Abstain	3,266,794.957	4.540%	4.550%

Total	71,803,037.840	99.786%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,754,808.913	92.771%	92.969%
Against	1,832,619.614	2.547%	2.553%
Abstain	3,215,609.313	4.468%	4.478%

Total	71,803,037.840	99.786%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,380,476.923	92.251%	92.448%
Against	2,408,466.813	3.347%	3.354%
Abstain	3,014,094.104	4.188%	4.198%

Total	71,803,037.840	99.786%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,411,592.522	92.294%	92.491%
Against	2,334,282.931	3.244%	3.251%
Abstain	3,057,162.387	4.248%	4.258%

Total	71,803,037.840	99.786%	100.000%

FSI-37

Franklin Templeton Variable Insurance Products Trust

Franklin Strategic Income Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes six (6) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,039,827.490	91.777%	91.974%
Against	2,441,215.686	3.393%	3.399%
Abstain	3,321,994.664	4.616%	4.627%

Total	71,803,037.840	99.786%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	66,491,798.936	92.405%	92.603%
Against	2,158,360.497	3.000%	3.006%
Abstain	3,152,878.407	4.381%	4.391%

Total	71,803,037.840	99.786%	100.000%

FSI-38

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin U.S. Government Fund – Class 2 delivered a +0.65% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FUS-1

Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Lehman Brothers U.S. Government: Intermediate Index’s +1.53% return, and outperformed the Lipper VIP General U.S. Government Funds Classification Average’s +0.53% return.1

Economic and Market Overview

The U.S. economy was resilient over the six months ended June 30, 2007. In the first quarter, a weakening housing market and moderating profit growth dampen economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. Headline, or overall, inflation experienced some upward pressure while the rate of core inflation, which excludes food and energy costs, actually moderated during the six-month period. Looking back over the past 12 months, however, the headline Consumer Price Index (CPI) reported a rise of 2.7%, while core CPI increased 2.2%.2

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable “despite the ongoing adjustment in the housing sector.” At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labour Statistics.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Bond prices generally move in the opposite direction from interest rates. Thus, as prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The Fund’s prospectus also includes a description of the main investment risks.

FUS-2

After reaching its highest level in over five years in June 2007, the 10-year Treasury note ended the period yielding 5.03%, compared with 4.71% at the beginning of the period. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. Although the U.S. appeared to remain in a relatively moderate inflation environment, the improvement in domestic growth expectations following a somewhat weak first quarter gross domestic product report likely caused this rise in longer-term interest rates.

Investment Strategy

Using our straightforward investment approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and nonproprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

Based on our research, we believe Ginnie Maes (GNMAs) have offered attractive risk-adjusted returns when compared with a variety of asset classes including U.S. Treasuries, agency debentures, investment grade and high yield corporate bonds, and large- and small-capitalization stocks.

Because we believe that income should continue to comprise the greatest portion of total returns in the Ginnie Mae markets, we favored 30-year collateral bonds over their 15-year counterparts during the reporting period. Historically, based on our research process, we have strategically allocated our resources in the GNMA I and GNMA II sectors.3 During the period under review, we favored securities in the GNMA I sector as yield spreads between GNMA I and GNMA II securities neared historically tight levels.

3. GNMA I mortgage-backed securities include the same type of mortgage (e.g., single-family) with the same interest rate from the same issuer, among other factors. GNMA II mortgage-backed securities allow multiple-issuer pools with a range of interest-rate coupons, in addition to other characteristics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FUS-3

A major focus of the Ginnie Mae markets is prepayment risk. Rather than avoid this risk, we followed our strategy and actively analyzed the marketplace, seeking to determine where prepayment risk may have offered value. We also applied our research models in an effort to identify attractive opportunities in specified mortgage-backed securities pools.

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FUS-4

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin U.S. Government Fund – Class 2

FUS-5

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,006.50	$3.93
Hypothetical (5% return before expenses)	$1,000	$1,020.88	$3.96

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.79%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FUS-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin U.S. Government Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.69	$12.75	$12.99	$13.22	$13.61	$13.16

Income from investment operations[a]:
Net investment income[b]	0.30	0.59	0.54	0.51	0.51	0.71
Net realized and unrealized gains (losses)	(0.20)	(0.07)	(0.20)	(0.05)	(0.18)	0.57

Total from investment operations	0.10	0.52	0.34	0.46	0.33	1.28

Less distributions from net investment income	(0.63)	(0.58)	(0.58)	(0.69)	(0.72)	(0.83)

Net asset value, end of period	$12.16	$12.69	$12.75	$12.99	$13.22	$13.61

Total return[c]	0.80%	4.31%	2.65%	3.71%	2.43%	10.08%
Ratios to average net assets[d]
Expenses	0.54%	0.54% [f]	0.52% [f]	0.54% [f]	0.53%	0.54%
Net investment income	4.78%	4.67%	4.18%	3.90%	3.79%	5.34%

Supplemental data
Net assets, end of period (000’s)	$173,514	$187,867	$217,165	$259,833	$311,864	$382,663
Portfolio turnover rate	15.40%	23.46%	21.46%	75.93%	72.09%	86.86%
Portfolio turnover rate excluding mortgage dollar rolls[e]	15.40%	23.46%	15.62%	33.63%	23.26%	38.47%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	See Note 1(d) regarding mortgage dollar rolls.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FUS-7

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin U.S. Government Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.52	$12.59	$12.84	$13.08	$13.49	$13.08

Income from investment operations[a]:
Net investment income[b]	0.28	0.55	0.50	0.47	0.46	0.66
Net realized and unrealized gains (losses)	(0.20)	(0.07)	(0.20)	(0.04)	(0.16)	0.57

Total from investment operations	0.08	0.48	0.30	0.43	0.30	1.23

Less distributions from net investment income	(0.60)	(0.55)	(0.55)	(0.67)	(0.71)	(0.82)

Net asset value, end of period	$12.00	$12.52	$12.59	$12.84	$13.08	$13.49

Total return[c]	0.65%	4.02%	2.40%	3.48%	2.21%	9.77%
Ratios to average net assets[d]
Expenses	0.79%	0.79% [f]	0.77% [f]	0.79% [f]	0.78%	0.79%
Net investment income	4.53%	4.42%	3.93%	3.65%	3.54%	5.09%

Supplemental data
Net assets, end of period (000’s)	$395,247	$374,323	$379,662	$332,373	$240,047	$136,875
Portfolio turnover rate	15.40%	23.46%	21.46%	75.93%	72.09%	86.86%
Portfolio turnover rate excluding mortgage dollar rolls[e]	15.40%	23.46%	15.62%	33.63%	23.26%	38.47%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	See Note 1(d) regarding mortgage dollar rolls.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FUS-8

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin U.S. Government Fund	Principal Amount	Value
Long Term Investments 95.3%
Mortgage-Backed Securities 79.5%
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.1%
FHLMC, 7.14%, 6/01/22	$317,746	$323,874
FHLMC, 7.148%, 2/01/19	183,612	186,046

		509,920

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.2%
FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08	72,308	72,679
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34	10,059,952	9,475,838
FHLMC Gold 30 Year, 5.00%, 6/01/37	6,999,501	6,560,647
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	4,953,719	4,797,525
FHLMC Gold 30 Year, 5.50%, 11/01/34	10,751,107	10,408,487
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	11,720,418	11,671,858
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35	4,660,066	4,740,282
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	1,774,500	1,832,498
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	121,048	126,542
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	63,205	66,589
FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31	2,494,146	2,674,646
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	21,697	22,643
FHLMC PC 30 Year, 8.50%, 9/01/20	3,530	3,762

		52,453,996

[a]Federal National Mortgage Association (FNMA) Adjustable Rate 0.6%
FNMA, 5.557%, 3/01/20	212,680	215,900
FNMA, 7.062%, 1/01/18	1,758,132	1,771,969
FNMA, 7.095%, 2/01/19	236,721	238,245
FNMA, 7.241%, 9/01/18	581,382	587,991
FNMA, 7.264%, 7/01/19	351,114	351,393

		3,165,498

Federal National Mortgage Association (FNMA) Fixed Rate 13.8%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	2,077,239	2,054,158
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	2,026,242	2,038,203
FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20	77,388	81,503
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35	10,191,167	9,582,197
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	18,721,787	18,186,796
FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34	3,262,218	3,238,374
FNMA 30 Year, 6.00%, 2/01/36	17,725,238	17,545,461
FNMA 30 Year, 6.00%, 3/01/36	15,051,291	14,898,635
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32	3,782,582	3,855,907
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	169,714	177,697
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	450,186	474,720
FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21	7,870	8,403
FNMA 30 Year, 9.00%, 10/01/26	707,168	767,614
FNMA PL 30 Year, 5.50%, 4/01/34	5,870,507	5,607,134

		78,516,802

Government National Mortgage Association (GNMA) Fixed Rate 55.8%
GNMA I SF 30 Year, 5.00%, 6/15/30 - 9/15/36	37,118,670	35,168,961
GNMA I SF 30 Year, 5.50%, 11/15/28 - 5/15/37	54,403,421	52,882,592
GNMA I SF 30 Year, 5.50%, 4/15/37	9,978,685	9,684,378
[b]GNMA I SF 30 Year, 6.00%, 11/15/23 - 4/15/37	34,280,369	34,142,315
GNMA I SF 30 Year, 6.00%, 1/15/37	5,984,788	5,962,335
GNMA I SF 30 Year, 6.00%, 2/15/37	10,000,001	9,948,815

FUS-9

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Long Term Investments (continued)
Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I SF 30 Year, 6.00%, 6/15/37	$12,500,000	$12,436,018
GNMA I SF 30 Year, 6.50%, 5/15/23 - 5/15/37	13,287,866	13,555,161
GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32	3,702,804	3,858,216
GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32	1,883,421	1,970,515
GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24	1,012,972	1,070,136
GNMA I SF 30 Year, 8.25%, 4/15/25	21,730	23,277
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	247,949	267,256
GNMA I SF 30 Year, 9.00%, 6/15/16 - 7/15/20	120,801	129,607
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	325,716	353,675
GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21	226,662	250,140
GNMA II SF 30 Year, 5.00%, 9/20/33	13,690,579	12,919,862
GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33	5,733,397	5,410,702
GNMA II SF 30 Year, 5.00%, 8/20/35	9,337,014	8,801,287
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/36	27,330,697	26,509,651
GNMA II SF 30 Year, 5.50%, 12/20/34	11,974,217	11,622,689
GNMA II SF 30 Year, 5.50%, 2/20/35	6,967,527	6,759,044
GNMA II SF 30 Year, 5.50%, 2/20/36	26,665,650	25,843,040
GNMA II SF 30 Year, 6.00%, 11/20/23 - 5/20/36	11,171,480	11,128,384
GNMA II SF 30 Year, 6.00%, 9/20/34	8,854,747	8,821,279
GNMA II SF 30 Year, 6.00%, 1/20/36	12,920,153	12,852,120
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	3,925,183	4,008,041
GNMA II SF 30 Year, 7.00%, 5/20/32	63,500	66,018
GNMA II SF 30 Year, 7.50%, 5/20/17 - 5/20/33	737,140	768,539
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	55,308	58,147
GNMA II SF 30 Year, 9.50%, 4/20/25	11,131	12,144

		317,284,344

Total Mortgage-Backed Securities (Cost $464,267,739)		451,930,560

U.S. Government and Agency Securities 15.8%
FFCB,
4.45%, 8/27/10	15,000,000	14,683,680
4.50%, 7/09/07	10,000,000	9,998,150
FHLB, 5.125%, 8/14/13	11,000,000	10,878,681
FICO,
15, Strip, 3/07/16	15,000,000	9,459,405
16, Strip, 10/05/10	4,745,000	4,023,784
HUD, 96-A,
7.63%, 8/01/14	4,110,000	4,109,573
7.66%, 8/01/15	4,140,000	4,143,295
SBA,
6.00%, 9/01/18	3,372,480	3,412,204
6.70%, 12/01/16	1,121,814	1,146,252
6.85%, 7/01/17	1,260,042	1,290,509
[a]FRN, 7.85%, 6/25/19	493,029	493,391
[a]FRN, 8.125%, 3/25/18	811,079	833,410
Series 95-L, 6.45%, 12/01/15	1,012,890	1,029,963
TVA,
5.88%, 4/01/36	10,000,000	10,443,730
zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42	6,000,000	4,815,426

FUS-10

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Franklin U.S. Government Fund	Principal Amount	Value
Long Term Investments (continued)
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
3.75%, 5/15/08	$1,000,000	$989,376
4.75%, 5/15/14	8,000,000	7,902,504

Total U.S. Government and Agency Securities (Cost $87,404,439)		89,653,333

Total Long Term Investments (Cost $551,672,178)		541,583,893

Short Term Investment (Cost $24,152,505) 4.2%
Repurchase Agreement 4.2%
[c]Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $24,162,229)	24,152,505	24,152,505
ABN AMRO Bank, NV, New York Branch (Maturity Value $2,346,636)
Banc of America Securities LLC (Maturity Value $1,480,177)
Barclays Capital Inc. (Maturity Value $1,065,071)
Bear, Stearns & Co. Inc. (Maturity Value $2,346,636)
BNP Paribas Securities Corp. (Maturity Value $2,360,650)
Deutsche Bank Securities Inc. (Maturity Value $2,129,900)
Goldman, Sachs & Co. (Maturity Value $2,346,636)
Greenwich Capital Markets Inc. (Maturity Value $2,346,636)
Lehman Brothers Inc. (Maturity Value $1,476,312)
Merrill Lynch Government Securities Inc. (Maturity Value $1,967,530)
Morgan Stanley & Co. Inc. (Maturity Value $2,346,636)
UBS Securities LLC (Maturity Value $1,949,409)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[d]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes,
2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $575,824,683) 99.5%		565,736,398
Other Assets, less Liabilities 0.5%		3,024,786

Net Assets 100.0%		$568,761,184

Selected Portfolio Abbreviations

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FICO - Financing Corp.

FRN - Floating Rate Note

HUD - Housing and Urban Development

PC - Participation Certificate

PL - Project Loan

SBA - Small Business Administration

SF - Single Family

TVA - Tennessee Valley Authority

[a]	The coupon rate shown represents the rate at period end.
[b]	See Note 1(c) regarding securities purchased on a to-be-announced basis.
[c]	See Note 1(b) regarding joint repurchase agreement.
[d]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FUS-11

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin U.S. Government Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$551,672,178
Cost - Repurchase agreements	24,152,505

Total cost of investments	$575,824,683

Value - Unaffiliated issuers	$541,583,893
Value - Repurchase agreements	24,152,505

Total value of investments	565,736,398
Receivables:
Investment securities sold	11,887,204
Capital shares sold	410,166
Interest	3,373,817

Total assets	581,407,585

Liabilities:
Payables:
Investment securities purchased	11,893,125
Capital shares redeemed	214,722
Affiliates	397,183
Accrued expenses and other liabilities	141,371

Total liabilities	12,646,401

Net assets, at value	$568,761,184

Net assets consist of:
Paid-in capital	$585,038,300
Undistributed net investment income	11,667,109
Net unrealized appreciation (depreciation)	(10,088,285)
Accumulated net realized gain (loss)	(17,855,940)

Net assets, at value	$568,761,184

Class 1:
Net assets, at value	$173,513,823

Shares outstanding	14,268,239

Net asset value and maximum offering price per share	$12.16

Class 2:
Net assets, at value	$395,247,361

Shares outstanding	32,930,780

Net asset value and maximum offering price per share	$12.00

The accompanying notes are an integral part of these financial statements.

FUS-12

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin U.S. Government Fund
Investment income:
Interest	$14,930,840

Expenses:
Management fees (Note 3a)	1,387,893
Distribution fees - Class 2 (Note 3c)	477,010
Unaffiliated transfer agent fees	2,480
Custodian fees (Note 4)	5,420
Reports to shareholders	79,466
Professional fees	14,075
Trustees’ fees and expenses	2,127
Other	11,346

Total expenses	1,979,817

Net investment income	12,951,023

Realized and unrealized losses:
Net realized gain (loss) from investments	(263,687)
Net change in unrealized appreciation (depreciation) on investments	(8,838,462)

Net realized and unrealized gain (loss)	(9,102,149)

Net increase (decrease) in net assets resulting from operations	$3,848,874

The accompanying notes are an integral part of these financial statements.

FUS-13

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin U.S. Government Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$12,951,023	$25,671,937
Net realized gain (loss) from investments	(263,687)	421
Net change in unrealized appreciation (depreciation) on investments	(8,838,462)	(2,945,389)

Net increase (decrease) in net assets resulting from operations	3,848,874	22,726,969

Distributions to shareholders from:
Net investment income:
Class 1	(8,563,032)	(9,026,792)
Class 2	(18,820,597)	(16,056,330)

Total distributions to shareholders	(27,383,629)	(25,083,122)

Capital share transactions: (Note 2)
Class 1	(7,315,644)	(28,416,733)
Class 2	37,421,355	(3,863,133)

Total capital share transactions	30,105,711	(32,279,866)

Net increase (decrease) in net assets	6,570,956	(34,636,019)
Net assets:
Beginning of period	562,190,228	596,826,247

End of period	$568,761,184	$562,190,228

Undistributed net investment income included in net assets:
End of period	$11,667,109	$26,099,715

The accompanying notes are an integral part of these financial statements.

FUS-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin U.S. Government Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 85.11% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the funds’ custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

FUS-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts

FUS-16

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

h. Guarantees and Indemnifications (continued)

with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	116,727	$1,491,994	161,350	$2,036,467
Shares issued in reinvestment of distributions	707,689	8,563,032	745,400	9,026,792
Shares redeemed	(1,359,221)	(17,370,670)	(3,135,712)	(39,479,992)

Net increase (decrease)	(534,805)	$(7,315,644)	(2,228,962)	$(28,416,733)

Class 2 Shares:
Shares sold	4,265,840	$53,815,614	3,669,008	$45,693,189
Shares issued in reinvestment of distributions	1,576,264	18,820,597	1,341,381	16,056,330
Shares redeemed	(2,808,447)	(35,214,856)	(5,278,337)	(65,612,652)

Net increase (decrease)	3,033,657	$37,421,355	(267,948)	$(3,863,133)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FUS-17

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2008	$5,752,213
2011	4,558,723
2012	3,331,578
2013	2,102,640
2014	1,618,397

$17,363,551

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $227,094.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$576,784,144

Unrealized appreciation	$4,685,812
Unrealized depreciation	(15,733,558)

Net unrealized appreciation (depreciation)	$(11,047,746)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, mortgage dollar roll, paydown losses, and bond discounts and premiums.

FUS-18

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin U.S. Government Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $100,285,858 and $82,514,917, respectively.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FUS-19

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin U.S. Government Fund’s (the "Fund") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals), and to approve the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,842,598.769	91.530%	92.527%
Against	800,428.962	1.793%	1.813%
Abstain	2,498,444.221	5.599%	5.660%

Total	44,141,471.952	98.922%	100.000%

FUS-20

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,141,033.676	89.957%	90.937%
Against	1,728,976.130	3.875%	3.917%
Abstain	2,271,462.146	5.090%	5.146%

Total	44,141,471.952	98.922%	100.000%

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,608,099.660	91.004%	91.995%
Against	1,315,943.931	2.949%	2.982%
Abstain	2,217,428.361	4.969%	5.023%

Total	44,141,471.952	98.922%	100.000%

(c) To amend the Fund's fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,656,353.398	91.112%	92.105%
Against	1,387,635.587	3.110%	3.143%
Abstain	2,097,482.967	4.700%	4.752%

Total	44,141,471.952	98.922%	100.000%

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	44,765,741.775	91.357%	92.352%
Against	1,367,124.629	3.064%	3.098%
Abstain	2,008,605.548	4.501%	4.550%

Total	48,141,471.952	98.922%	100.000%

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,505,094.771	90.773%	91.762%
Against	1,546,666.561	3.466%	3.504%
Abstain	2,089,710.620	4.683%	4.734%

Total	44,141,471.952	98.922%	100.000%

FUS-21

Franklin Templeton Variable Insurance Products Trust

Franklin U.S. Government Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,912,761.930	91.687%	92.686%
Against	1,150,955.429	2.579%	2.607%
Abstain	2,077,754.593	4.656%	4.707%

Total	44,141,471.952	98.922%	100.000%

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	40,505,971.853	90.775%	91.764%
Against	1,270,429.927	2.847%	2.878%
Abstain	2,365,070.172	5.300%	5.358%

Total	44,141,471.952	98.922%	100.000%

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,268,977.509	92.485%	93.493%
Against	1,012,219.214	2.269%	2.293%
Abstain	1,860,275.229	4.168%	4.214%

Total	44,141,471.952	98.922%	100.000%

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	41,327,380.204	92.616%	93.625%
Against	1,231,626.886	2.760%	2.790%
Abstain	1,582,464.862	3.546%	3.585%

Total	44,141,471.952	98.922%	100.000%

FUS-22

FRANKLIN ZERO COUPON FUND 2010

This semiannual report for Franklin Zero Coupon Fund 2010 covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Franklin Zero Coupon Fund 2010 – Class 2 delivered a +1.32% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Zero Coupon Fund 2010 – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

FZ10-1

Fund Goal and Main Investments: Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities and normally invests primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies and authorities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s benchmarks, the Merrill Lynch (ML) 5-Year Zero Coupon Bond Index and ML 2-Year Zero Coupon Bond Index, had returns of +0.83% and +2.08% for the same period.1

Economic and Market Overview

The U.S. economy was resilient over the six months ended June 30, 2007. In the first quarter, a weakening housing market and moderating profit growth dampened economic expansion. However, a tight labor market and higher personal incomes helped support the consumer. Despite ongoing housing market weakness, growth rebounded in the second quarter supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

Oil prices continued to be volatile though inflation remained relatively subdued. Headline, or overall, inflation experienced some upward pressure while the rate of core inflation, which excludes food and energy costs, actually moderated during the six-month period. Looking back over the past 12 months, however, the headline Consumer Price Index (CPI) reported a rise of 2.7%, while core CPI increased 2.2%.2

The Federal Reserve Board (Fed) kept the federal funds target rate at 5.25% during the reporting period. In terms of an overall bias, the Fed continued to diligently assess economic data saying that growth remained relatively stable “despite the ongoing adjustment in the housing sector.” At period-end, the financial markets expected the Fed to remain on hold with its target rate through year-end.

After reaching its highest level in over five years in June 2007, the 10-year Treasury note ended the period yielding 5.03%, compared with

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

Fund Risks: Changes in interest rates affect the prices of the Fund’s debt securities. If interest rates rise, the value of the Fund’s debt securities will fall and so will the Fund’s share price. Because zero coupon securities do not pay interest, their market value can fall more dramatically when interest rates rise than interest-paying securities of similar maturities. The Fund’s prospectus also includes a description of the main investment risks.

FZ10-2

4.71% at the beginning of the period. The intermediate portion of the yield curve often reflects market expectations of the future direction of inflation. Although the U.S. appeared to remain in a relatively moderate inflation environment, the improvement in domestic growth expectations following a somewhat weak first quarter gross domestic product report likely caused this rise in longer-term interest rates.

Investment Strategy

In selecting investments for the Fund, we seek to keep the Fund’s average duration to within 12 months of its maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Duration is also a measure of a bond’s price sensitivity to interest rates. We analyze securities using both proprietary and nonproprietary research seeking to identify attractive investment opportunities.

Manager’s Discussion

During periods of rising interest rates, such as those experienced during the period, fixed income portfolios with longer durations tend to underperform those with shorter durations. This trend occurred during the first half of 2007 and was evident in the performance of Franklin Zero Coupon Fund 2010. During the period, we made few changes to the overall portfolio, which continued to be invested in high quality, zero coupon securities maturing near the target date.

Thank you for your participation in Franklin Zero Coupon Fund 2010. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FZ10-3

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Franklin Zero Coupon Fund 2010 – Class 2

FZ10-4

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,013.20	$4.59
Hypothetical (5% return before expenses)	$1,000	$1,020.23	$4.61

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.92%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FZ10-5

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.80	$16.02	$16.49	$16.55	$16.61	$15.33

Income from investment operations[a]:
Net investment income[b]	0.38	0.77	0.80	0.81	0.82	0.87
Net realized and unrealized gains (losses)	(0.16)	(0.36)	(0.54)	(0.08)	(0.20)	2.03

Total from investment operations	0.22	0.41	0.26	0.73	0.62	2.90

Less distributions from:
Net investment income	(0.80)	(0.63)	(0.72)	(0.79)	(0.68)	(0.95)
Net realized gains	—	—	(0.01)	—	—	(0.67)

Total distributions	(0.80)	(0.63)	(0.73)	(0.79)	(0.68)	(1.62)

Net asset value, end of period	$15.22	$15.80	$16.02	$16.49	$16.55	$16.61

Total return[c]	1.42%	2.71%	1.54%	4.72%	3.59%	20.10%
Ratios to average net assets[d]
Expenses	0.67% [e]	0.67% [e]	0.69%	0.68%	0.68%	0.68%
Net investment income	4.78%	4.89%	4.93%	4.91%	4.93%	5.48%

Supplemental data
Net assets, end of period (000’s)	$93,283	$93,184	$101,555	$78,978	$72,833	$68,489
Portfolio turnover rate	—%	2.00%	—%	11.74%	38.37%	19.03%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

FZ10-6

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Franklin Zero Coupon Fund – 2010

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003[f]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.72	$15.96	$16.43	$16.52	$17.39

Income from investment operations[a]:
Net investment income[b]	0.36	0.73	0.76	0.77	0.49
Net realized and unrealized gains (losses)	(0.16)	(0.37)	(0.54)	(0.08)	(0.68)

Total from investment operations	0.20	0.36	0.22	0.69	(0.19)

Less distributions from:
Net investment income	(0.76)	(0.60)	(0.68)	(0.78)	(0.68)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.76)	(0.60)	(0.69)	(0.78)	(0.68)

Net asset value, end of period	$15.16	$15.72	$15.96	$16.43	$16.52

Total return[c]	1.32%	2.39%	1.32%	4.45%	3.40%
Ratios to average net assets[d]
Expenses	0.92% [e]	0.92% [e]	0.94%	0.93%	0.93%
Net investment income	4.53%	4.64%	4.68%	4.66%	4.68%

Supplemental data
Net assets, end of period (000’s)	$18,908	$25,982	$24,040	$14,251	$11,649
Portfolio turnover rate	—%	2.00%	—%	11.74%	38.37%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	For the period May 12, 2003 (effective date) to December 31, 2003.

The accompanying notes are an integral part of these financial statements.

FZ10-7

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Franklin Zero Coupon Fund – 2010	Principal Amount	Value
U.S. Government and Agency Securities 105.9%
FHLMC, Strip,
7/15/10	$11,150,000	$9,558,694
1/15/11	10,629,000	8,891,042
FICO, Strip,
19, 6/06/10	9,800,000	8,445,611
A, 8/08/10	7,000,000	5,982,508
FNMA, Strip,
8/12/09	1,975,000	1,771,757
8/01/10	8,250,000	6,960,706
8/12/10	1,230,000	1,050,648
International Bank for Reconstruction & Development (Supranationala), 2, zero cpn., 2/15/11	500,000	413,464
zero cpn., 2/15/11	1,392,000	1,151,084
zero cpn., 2/15/12	2,800,000	2,190,056
zero cpn., 2/15/13	3,287,000	2,435,134
zero cpn., 8/15/13	4,100,000	2,955,678
Resolution Funding, Strip, 10/15/10	10,000,000	8,520,170
TVA, Strip,
1/01/10	412,000	358,268
4/15/10	12,000,000	10,429,092
10/15/10	1,320,000	1,119,196
1/15/11	10,669,000	8,935,693
10/15/11	7,295,000	5,876,619
U.S. Treasury, Strip, 2/15/11	37,700,000	31,741,515

Total U.S. Government and Agency Securities (Cost $115,643,599)		118,786,935

Short Term Investment (Cost $1,502,218) 1.3%
Repurchase Agreements 1.3%
[b]Joint Repurchase Agreement, 4.833%, 7/02/07 (Maturity Value $1,502,823)	1,502,218	1,502,218
ABN AMRO Bank, NV, New York Branch (Maturity Value $145,954)
Banc of America Securities LLC (Maturity Value $92,064)
Barclays Capital Inc. (Maturity Value $66,244)
Bear, Stearns & Co. Inc. (Maturity Value $145,954)
BNP Paribas Securities Corp. (Maturity Value $146,826)
Deutsche Bank Securities Inc. (Maturity Value $132,474)
Goldman, Sachs & Co. (Maturity Value $145,954)
Greenwich Capital Markets Inc. (Maturity Value $145,954)
Lehman Brothers Inc. (Maturity Value $91,822)
Merrill Lynch Government Securities Inc. (Maturity Value $122,375)
Morgan Stanley & Co. Inc. (Maturity Value $145,954)
UBS Securities LLC (Maturity Value $121,248)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[c]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes,
2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $117,145,817) 107.2%		120,289,153
Other Assets, less Liabilities (7.2)%		(8,098,104)

Net Assets 100.0%		$112,191,049

Selected Portfolio Abbreviations

FHLMC - Federal Home Loan Mortgage Corp.

FICO - Financing Corp.

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

[a]	A supranational organization is an entity formed by two or more central governments through international treaties.
[b]	See Note 1(b) regarding joint repurchase agreement.
[c]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

FZ10-8

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Franklin Zero Coupon Fund – 2010
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$115,643,599
Cost - Repurchase agreements	1,502,218

Total cost of investments	$117,145,817

Value - Unaffiliated issuers	$118,786,935
Value - Repurchase agreements	1,502,218

Total value of investments	120,289,153
Receivables for capital shares sold	139,968

Total assets	120,429,121

Liabilities:
Payables:
Capital shares redeemed	8,113,213
Affiliates	70,475
Accrued expenses and other liabilities	54,384

Total liabilities	8,238,072

Net assets, at value	$112,191,049

Net assets consist of:
Paid-in capital	$106,708,795
Undistributed net investment income	2,806,575
Net unrealized appreciation (depreciation)	3,143,336
Accumulated net realized gain (loss)	(467,657)

Net assets, at value	$112,191,049

Class 1:
Net assets, at value	$93,283,173

Shares outstanding	6,128,343

Net asset value and maximum offering price per share	$15.22

Class 2:
Net assets, at value	$18,907,876

Shares outstanding	1,246,841

Net asset value and maximum offering price per share	$15.16

The accompanying notes are an integral part of these financial statements.

FZ10-9

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Franklin Zero Coupon Fund – 2010
Investment income:
Interest	$3,237,288

Expenses:
Management fees (Note 3a)	358,940
Distribution fees – Class 2 (Note 3c)	33,311
Custodian fees (Note 4)	1,053
Reports to shareholders	26,032
Professional fees	9,513
Trustees’ fees and expenses	308
Other	2,223

Total expenses	431,380
Expense reductions (Note 4)	(285)

Net expenses	431,095

Net investment income	2,806,193

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,672)
Net change in unrealized appreciation (depreciation) on investments	(1,115,087)

Net realized and unrealized gain (loss)	(1,118,759)

Net increase (decrease) in net assets resulting from operations	$1,687,434

The accompanying notes are an integral part of these financial statements.

FZ10-10

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Franklin Zero Coupon Fund – 2010
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$2,806,193	$5,933,892
Net realized gain (loss) from investments	(3,672)	(403,673)
Net change in unrealized appreciation (depreciation) on investments	(1,115,087)	(2,390,175)

Net increase (decrease) in net assets resulting from operations	1,687,434	3,140,044

Distributions to shareholders from:
Net investment income:
Class 1	(4,640,419)	(3,866,133)
Class 2	(1,293,395)	(946,094)

Total distributions to shareholders	(5,933,814)	(4,812,227)

Capital share transactions: (Note 2)
Class 1	3,406,279	(7,018,065)
Class 2	(6,134,315)	2,260,490

Total capital share transactions	(2,728,036)	(4,757,575)

Net increase (decrease) in net assets	(6,974,416)	(6,429,758)
Net assets:
Beginning of period	119,165,465	125,595,223

End of period	$112,191,049	$119,165,465

Undistributed net investment income included in net assets:
End of period	$2,806,575	$5,934,196

The accompanying notes are an integral part of these financial statements.

FZ10-11

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Franklin Zero Coupon Fund – 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Franklin Zero Coupon Fund – 2010 (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007, 83.09% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

FZ10-12

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

FZ10-13

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	369,192	$5,867,765	621,605	$9,815,380
Shares issued in reinvestment of distributions	307,109	4,640,419	254,686	3,866,133
Shares redeemed	(446,350)	(7,101,905)	(1,317,302)	(20,699,578)

Net increase (decrease)	229,951	$3,406,279	(441,011)	$(7,018,065)

Class 2 Shares:
Shares sold	182,274	$2,881,108	378,878	$5,936,370
Shares issued in reinvestment of distributions	85,940	1,293,395	62,531	946,094
Shares redeemed	(673,769)	(10,308,818)	(295,758)	(4,621,974)

Net increase (decrease)	(405,555)	$(6,134,315)	145,651	$2,260,490

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FZ10-14

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the Fund had tax basis capital losses of $331,371 expiring on December 31, 2014.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $72,302.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$117,205,413

Unrealized appreciation	$4,702,479
Unrealized depreciation	(1,618,739)

Net unrealized appreciation (depreciation)	$3,083,740

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $0 and $1,095,783, respectively.

7. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading,

FZ10-15

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Zero Coupon Fund – 2010

7. REGULATORY AND LITIGATION MATTERS (continued)

market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

8. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

FZ10-16

Franklin Templeton Variable Insurance Products Trust

Franklin Zero Coupon Fund – 2010

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Franklin Zero Coupon Fund 2010’s (the ”Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and to approve the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,702,478.680	88.778%	88.858%
Against	167,243.636	2.215%	2.218%
Abstain	673,157.399	8.916%	8.924%

Total	7,542,879.715	99.909%	100.000%

FZ10-17

Franklin Templeton Variable Insurance Products Trust

Franklin Zero Coupon Fund – 2010

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	5,975,294.376	79.146%	79.218%
Against	283,616.397	3.756%	3.760%
Abstain	1,283,968.942	17.007%	17.022%

Total	7,542,879.715	99.909%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,423,130.572	85.078%	85.155%
Against	239,249.384	3.169%	3.172%
Abstain	880,499.759	11.662%	11.673%

Total	7,542,879.715	99.909%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,398,172.818	84.747%	84.824%
Against	265,132.535	3.512%	3.515%
Abstain	879,574.362	11.650%	11.661%

Total	7,542,879.715	99.909%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,394,914.199	84.704%	84.781%
Against	221,629.836	2.936%	2.938%
Abstain	926,335.680	12.269%	12.281%

Total	7,542,879.715	99.909%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,403,009.473	84.811%	84.888%
Against	205,484.823	2.722%	2.724%
Abstain	934,385.419	12.376%	12.388%

Total	7,542,879.715	99.909%	100.000%

FZ10-18

Franklin Templeton Variable Insurance Products Trust

Franklin Zero Coupon Fund – 2010

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,343,178.948	84.019%	84.095%
Against	244,188.916	3.234%	3.237%
Abstain	955,511.851	12.656%	12.668%

Total	7,542,879.715	99.909%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,012,816.003	79.643%	79.715%
Against	198,421.859	2.628%	2.631%
Abstain	1,331,641.853	17.638%	17.654%

Total	7,542,879.715	99.909%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,480,461.136	85.837%	85.915%
Against	196,181.746	2.599%	2.601%
Abstain	866,236.833	11.473%	11.484%

Total	7,542,879.715	99.909%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	6,472,148.805	85.727%	85.805%
Against	216,356.769	2.866%	2.868%
Abstain	854,374.141	11.316%	11.327%

Total	7,542,879.715	99.909%	100.000%

FZ10-19

MUTUAL DISCOVERY SECURITIES FUND

We are pleased to bring you Mutual Discovery Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Mutual Discovery Securities Fund – Class 2 delivered a +12.27% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Discovery Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Mutual Discovery Securities Fund seeks capital appreciation. The Fund normally invests mainly in U.S. and foreign equity securities that the manager believes are undervalued. The Fund invests primarily in undervalued stocks and, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the Standard & Poor’s 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, which returned +6.92% and +9.48% for the same period.1

Economic and Market Overview

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and acquisition activity also remained heightened. The total value of deals announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006.2

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Thomson Financial.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, we will generally seek to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

Our equity portfolio was the strongest contributor to Fund performance during the six months under review. Three of our best performing investments were Orkla, a Norwegian conglomerate; Kloeckner & Co., a German distributor of steel and metal products; and Florida East Coast Industries, a U.S.-based rail transportation and real estate development company.

Orkla is one of Norway’s largest conglomerates with operations in several industries including consumer goods, and metals and minerals. This reporting period, long-time Fund holding Orkla was again among the top performing stocks, up more than 62% in local currency during the first half of 2007. The company reported strong operational performance, and its management pursued two transactions that we believe could create value. Orkla increased its stake in the solar energy solution company Renewable Energy Corp. (REC) from 27.5% to 40.0% in February 2007, at a discount of over 25% to REC’s market price at the time. As REC’s stock appreciated more than 101% in local currency during the six-month reporting period, Orkla’s ownership in REC benefited its own share price. Orkla also merged its aluminum profile business, Sapa, with Alcoa’s aluminum extrusion business.

Kloeckner & Co. is the largest independent metal distributor in Europe and North America. We initiated a position in late 2006 as we found the stock attractively priced and management was willing to take several initiatives that we believe should create value. The company implemented an efficiency program and centralized purchasing intended to increase margins. The sector, which in our opinion is still very fragmented, may offer opportunities for small acquisitions that can be, after restructuring, highly earnings accretive. As Kloeckner’s management delivered on its program, the stock was re-rated, and ended the period with a gain of 66% in local currency.

Florida East Coast Industries is a Florida-based railroad company with significant real estate interests. In the early part of 2007, railroad stocks, in general, appreciated as investors appeared to focus their attention on these companies’ underleveraged balance sheets and the potential to return cash to shareholders by taking on additional leverage. Despite lower carload volumes shipped on the railroad and a general decline in the real estate stocks, Florida East Coast shares rose after the company received an offer to take it private in a leveraged buyout. The takeout offer represented a premium that was nearly 40% above where the

Top 10 Sectors/Industries

Mutual Discovery Securities Fund

Based on Equity Securities 6/30/07

% of Total Net Assets
Tobacco	12.7%
Commercial Banks	10.2%
Food Products	6.9%
Insurance	5.7%
Media	5.7%
Energy Equipment & Services	5.0%
Industrial Conglomerates	4.6%
Diversified Financial Services	4.0%
Beverages	4.0%
Chemicals	3.0%

stock had traded at the beginning of 2007. For the reporting period, Florida East Coast shares rose nearly 40%.

The Fund had several detractors from performance, including Gammon Lake Resources, a Canada-based gold and silver production and exploration company; CSM, a Dutch bakery supply and food ingredient producer; and Danske Bank, a financial services company based in Denmark.

Gammon Lake stock traded 29% lower in local currency in the first half of 2007 due to the company’s disclosure that achieving forecasted operating metrics would be delayed due to start-up problems at its Mexican operations.

CSM’s share price eroded nearly 8% in local currency during the period for lack of a material catalyst for growth, and because a previously announced restructuring program was not expected to start to deliver results until the second half of 2007.

Danske Bank weighed on performance in the first half of 2007 following a report of higher banking costs in its core Danish business and on concerns of a lending slowdown within the country. As the shares declined 7% in local currency, the pullback in the price of a high-quality company like Danske persuaded us to increase our position at what we considered an attractive level.

Finally, investors should note that we maintained our currency hedging posture of being substantially hedged to the U.S. dollar versus most of our non-U.S. holdings. Since the dollar was generally weaker against foreign currencies during the review period, the portfolio returns were lower than they would have been had we not hedged the foreign currency exposure.

Thank you for your participation in Mutual Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Mutual Discovery Securities Fund 6/30/07

Company Sector/Industry, Country	% of Total Net Assets
British American Tobacco PLC	2.8%
Tobacco, U.K.
Berkshire Hathaway Inc., A & B	2.6%
Insurance, U.S.
KT&G Corp.	2.6%
Tobacco, South Korea
Orkla ASA	2.4%
Industrial Conglomerates, Norway
Japan Tobacco Inc.	2.3%
Tobacco, Japan
Imperial Tobacco Group PLC	2.1%
Tobacco, U.K.
Carlsberg AS, A & B	1.8%
Beverages, Denmark
Carrefour SA	1.7%
Food & Staples Retailing, France
Fortis	1.5%
Diversified Financial Services, Belgium
Altadis SA	1.5%
Tobacco, Spain

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Discovery Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,122.70	$6.47
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.23%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Discovery Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.05	$18.85	$16.44	$14.04	$11.06	$12.56

Income from investment operations[a]:
Net investment income[b]	0.30	0.52	0.25	0.26	0.19	0.19
Net realized and unrealized gains (losses)	2.45	3.69	2.40	2.31	3.01	(1.28)

Total from investment operations	2.75	4.21	2.65	2.57	3.20	(1.09)

Less distributions from:
Net investment income	(0.38)	(0.25)	(0.24)	(0.17)	(0.22)	(0.19)
Net realized gains	(0.28)	(0.76)	—	—	—	(0.22)

Total distributions	(0.66)	(1.01)	(0.24)	(0.17)	(0.22)	(0.41)

Net asset value, end of period	$24.14	$22.05	$18.85	$16.44	$14.04	$11.06

Total return[c]	12.41%	23.32%	16.28%	18.55%	29.19%	(9.06)%
Ratios to average net assets[d]
Expenses[e]:	0.98% [f]	1.03% [f]	1.02% [f]	1.01% [f]	1.04%	1.03%
Expenses - excluding dividend expense on securities sold short	0.97% [f]	1.00%[f]	1.00%[f]	1.00%[f]	1.01%	1.02%
Net investment income	2.60%	2.44%	1.37%	1.71%	1.48%	1.55%

Supplemental data
Net assets, end of period (000’s)	$152,362	$146,209	$136,508	$137,703	$134,332	$122,011
Portfolio turnover rate	11.03%	19.83%	22.94%	29.81%	41.52%	47.46%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Includes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[f]	Benefit of expense reduction is less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Discovery Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.73	$18.60	$16.25	$13.90	$10.97	$12.50

Income from investment operations[a]:
Net investment income[b]	0.27	0.43	0.19	0.21	0.13	0.16
Net realized and unrealized gains (losses)	2.40	3.68	2.38	2.30	3.02	(1.29)

Total from investment operations	2.67	4.11	2.57	2.51	3.15	(1.13)

Less distributions from:
Net investment income	(0.34)	(0.22)	(0.22)	(0.16)	(0.22)	(0.18)
Net realized gains	(0.28)	(0.76)	—	—	—	(0.22)

Total distributions	(0.62)	(0.98)	(0.22)	(0.16)	(0.22)	(0.40)

Net asset value, end of period	$23.78	$21.73	$18.60	$16.25	$13.90	$10.97

Total return[c]	12.27%	23.06%	15.97%	18.19%	28.99%	(9.40)%
Ratios to average net assets[d]
Expenses[e]	1.23% [f]	1.28% [f]	1.28% [f]	1.26% [f]	1.29%	1.28%
Expenses - excluding dividend expense on securities sold short	1.22% [f]	1.25%[f]	1.25%[f]	1.25%[f]	1.26%	1.27%
Net investment income	2.35%	2.19%	1.12%	1.46%	1.23%	1.30%

Supplemental data
Net assets, end of period (000’s)	$1,782,585	$1,365,575	$811,975	$403,560	$160,371	$37,241
Portfolio turnover rate	11.03%	19.83%	22.94%	29.81%	41.52%	47.46%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Includes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[f]	Benefit of expense reduction is less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment 93.4%
Common Stocks and Other Equity Interests 91.7%
Airlines 0.4%
[a]ACE Aviation Holdings Inc., A	Canada	106,080	$2,675,659
[a,b]ACE Aviation Holdings Inc., A, 144A	Canada	5,465	137,844
[a]Northwest Airlines Corp.	United States	180,786	4,013,449
[a,c]Northwest Airlines Corp., Contingent Distribution	United States	8,167,000	877,952

			7,704,904

Asset Management & Custody Banks 0.3%
The Bank of New York Co. Inc	United States	111,800	4,632,992

Automobiles 0.4%
Hero Honda Motors Ltd.	India	90,500	1,538,444
[a,d,e,f]International Automotive Components Group Brazil LLC	Brazil	355,744	2,596,931
[a,d,e,f]International Automotive Components Group Japan LLC	Japan	74,174	602,282
[a,d,e,f]International Automotive Components Group LLC	Luxembourg	1,512,200	1,512,200
[a,d,e,f]International Automotive Components Group NA LLC	United States	661,800	661,800

			6,911,657

Beverages 4.0%
Brown-Forman Corp., A	United States	7,400	561,438
Brown-Forman Corp., B	United States	21,560	1,575,605
Carlsberg AS, A	Denmark	7,100	822,518
Carlsberg AS, B	Denmark	286,147	34,710,663
Fomento Economico Mexicano SAB de CV, ADR	Mexico	180,900	7,112,988
Lotte Chilsung Beverage Co. Ltd.	South Korea	7,047	9,069,037
[g]Pernod Ricard SA	France	102,458	22,734,397

			76,586,646

Building Products 0.8%
[a]Armstrong World Industries Inc.	United States	18,414	923,462
[a,c]Armstrong World Industries Inc., Contingent Distribution	United States	2,084,150	30,220
KCC Corp.	South Korea	26,001	11,819,916
[a]Owens Corning Inc.	United States	18,000	605,340
[a,d]Owens Corning Inc., (restricted)	United States	68,601	2,191,699

			15,570,637

Capital Markets 0.8%
Investors Financial Services Corp.	United States	90,328	5,570,528
Legg Mason Inc.	United States	97,620	9,603,855

			15,174,383

Chemicals 3.0%
[a,c]Dow Corning Corp., Contingent Distribution	United States	300,000	156,750
K+S AG	Germany	75,849	11,666,630
Linde AG	Germany	190,227	22,905,612
Sika AG	Switzerland	11,409	23,347,522

			58,076,514

Commercial Banks 10.2%
ABN Amro Holding NV	Netherlands	406,862	18,749,530
[g]Banca Popolare di Verona e Novara SCRL	Italy	526,493	15,205,936
[a]Banca Popolare Italiana SCRL	Italy	943,594	14,584,026
BNP Paribas SA	France	194,861	23,302,729

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
Chinatrust Financial Holding Co. Ltd.	Taiwan	7,703,320	$6,023,366
Danske Bank AS	Denmark	392,608	16,136,727
[a,d,e]Elephant Capital Holdings Ltd.	Japan	783	958,304
First Community Bancorp	United States	58,619	3,353,593
Intesa Sanpaolo SpA	Italy	1,657,231	12,403,217
Mitsubishi UFJ Financial Group Inc.	Japan	1,186	13,096,992
[a,d,e]NCB Warrant Holdings Ltd., A	Japan	3,830	422,411
Societe Generale, A	France	90,440	16,833,877
Sumitomo Mitsui Financial Group Inc.	Japan	1,693	15,808,940
Svenska Handelsbanken AB, A	Sweden	339,450	9,552,257
Swedbank AB, A	Sweden	312,390	11,370,928
U.S. Bancorp	United States	451,070	14,862,756
Unione Di Banche Italiane SCPA	Italy	212,697	5,426,238

			198,091,827

Commercial Services & Supplies 0.3%
[a]Comdisco Holding Co. Inc.	United States	22	276
[a,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	2,066,357	—
Fursys Inc.	South Korea	53,140	1,567,340
Techem AG	Germany	72,500	5,087,599

			6,655,215

Computers & Peripherals 0.2%
[a,d,e]DecisionOne Corp.	United States	21,716	15,484
[a]Dell Inc.	United States	127,990	3,654,114

			3,669,598

Construction Materials 0.7%
Ciments Francais SA	France	22,650	5,227,513
Hanil Cement Co. Ltd.	South Korea	37,479	4,644,816
Rinker Group Ltd.	Australia	238,217	3,805,158

			13,677,487

Consumer Finance 0.9%
[a,d,e]Cerberus FIM Investors Auto Finance LLC	United States	445,861	448,737
[a,d,e]Cerberus FIM Investors Commercial Finance LLC	United States	56,972	57,339
[a,d,e]Cerberus FIM Investors Commercial Mortgage LLC	United States	97,483	98,112
[a,d,e]Cerberus FIM Investors Insurance LLC	United States	464,414	467,410
[a,d,e]Cerberus FIM Investors Rescap LLC	United States	985,020	991,373
SLM Corp.	United States	156,390	9,004,936
Takefuji Corp.	Japan	185,871	6,248,272

			17,316,179

Distributors 0.1%
Compania de Distribucion Integral Logista SA	Spain	30,900	2,383,743

Diversified Banks 0.4%
[a,d,e,h]The Bankshares Inc.	United States	800,000	8,000,000

Diversified Consumer Services 0.1%
H&R Block Inc.	United States	54,030	1,262,681

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 4.0%
Citigroup Inc.	United States	89,050	$4,567,375
Deutsche Boerse AG	Germany	122,130	13,843,099
Fortis	Belgium	701,493	29,934,600
Guinness Peat Group PLC	New Zealand	2,285,196	3,629,956
Jardine Matheson Holdings Ltd.	Hong Kong	429,664	10,226,003
Jardine Strategic Holdings Ltd.	Hong Kong	1,191,700	15,849,610
[a,c]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—
[a,b]Spinrite Income Fund, 144A	Canada	25,700	34,994

			78,085,637

Diversified Telecommunication Services 1.0%
[a,d,e,f]AboveNet Inc.	United States	16,706	662,059
[a,c,e,f]AboveNet Inc., Contingent Distribution	United States	2,312,000	—
[a,d,f]AboveNet Inc., options to purchase (shares), exercise price $20.95, expiration date 9/09/13	United States	23	641
[a,d,e,f]AboveNet Inc., wts., 9/08/08	United States	550	18,260
[a,d,e,f]AboveNet Inc., wts., 9/08/10	United States	647	19,410
Belgacom	Belgium	109,220	4,855,832
Chunghwa Telecom Co. Ltd., ADR	Taiwan	278,331	5,249,323
[a,c,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Koninklijke (Royal) KPN NV	Netherlands	561,200	9,357,385

			20,162,910

Electric Utilities 0.6%
E.ON AG	Germany	71,250	11,917,752

Energy Equipment & Services 5.0%
[a]Aker Drilling ASA	Norway	1,583,061	10,224,377
[a]Bergesen Worldwide Offshore Ltd.	Norway	3,825,934	18,030,033
Bourbon SA	France	120,570	7,563,360
[a]Compagnie Generale de Geophysique SA	France	69,088	17,386,077
[a,d,e]MPF Corp. Ltd.	Norway	1,460,000	5,197,403
Petroleum Geo-Services ASA	Norway	204,624	5,107,709
[a]Seadrill Ltd.	Bermuda	913,347	19,701,888
[a]Sealift Ltd.	Bermuda	990,080	4,531,566
[a]Transocean Inc.	United States	93,230	9,880,515

			97,622,928

Food & Staples Retailing 1.9%
Carrefour SA	France	453,211	31,981,411
CVS/Caremark Corp.	United States	145,008	5,285,541

			37,266,952

Food Products 6.9%
Cadbury Schweppes PLC	United Kingdom	903,313	12,336,346
Cermaq ASA	Norway	418,541	7,307,847
CSM NV	Netherlands	441,585	15,688,079
Farmer Brothers Co.	United States	61,700	1,396,271
Groupe Danone	France	319,916	25,987,117
Kraft Foods Inc., A	United States	42,008	1,480,782
Lotte Confectionary Co. Ltd.	South Korea	5,166	6,877,563
[a]Marine Harvest	Norway	18,995,051	20,672,345

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Food Products (continued)
Nestle SA	Switzerland	66,060	$25,198,674
Nong Shim Co. Ltd.	South Korea	23,217	6,609,017
Premier Foods PLC	United Kingdom	939,078	5,455,247
Rieber & Son ASA	Norway	400,605	3,497,340

			132,506,628

Health Care Equipment & Supplies 0.1%
[a]Boston Scientific Corp.	United States	182,873	2,805,272

Health Care Providers & Services 1.6%
[a,d,e,f]Kindred Healthcare Inc.	United States	69,402	2,025,428
[a,d,e,f]Kindred Healthcare Inc., options to purchase (shares):
exercise price $23.75, expiration date 7/17/11	United States	184	1,000
exercise price $26.00, expiration date 1/01/12	United States	56	178
exercise price $9.07, expiration date 1/01/13	United States	56	1,126
exercise price $25.99, expiration date 1/01/14	United States	42	134
exercise price $27.90, expiration date 1/10/15	United States	23	29
exercise price $28.89, expiration date 1/10/16	United States	12	4
MDS Inc.	Canada	147,705	3,009,859
Quest Diagnostics Inc.	United States	154,000	7,954,100
Rhoen-Klinikum AG	Germany	228,215	13,738,367
[a]Triad Hospitals Inc.	United States	83,800	4,505,088

			31,235,313

Hotels, Restaurants & Leisure 0.0%[i]
[a]Trump Entertainment Resorts Inc.	United States	67,079	843,854

Household Durables 0.1%
Hunter Douglas NV	Netherlands	17,854	1,691,936

Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group	United States	125,720	10,959,012

Industrial Conglomerates 4.6%
Keppel Corp. Ltd.	Singapore	1,647,494	13,447,174
[f]Orkla ASA	Norway	2,487,217	47,222,170
Siemens AG	Germany	100,175	14,377,924
Tyco International Ltd.	United States	419,060	14,160,037

			89,207,305

Insurance 5.7%
[a]Alleghany Corp.	United States	3,910	1,589,415
Allianz SE	Germany	57,880	13,520,584
Assicurazioni Generali SpA	Italy	112,514	4,531,747
[a]Berkshire Hathaway Inc., A	United States	45	4,926,375
[a]Berkshire Hathaway Inc., B	United States	12,450	44,882,250
[a]Conseco Inc.	United States	306,820	6,409,470
E-L Financial Corp. Ltd.	Canada	8,478	5,335,073
Hartford Financial Services Group Inc.	United States	40,800	4,019,208
[a,d,e]Imagine Group Holdings Ltd.	Bermuda	451,787	5,143,595
Old Republic International Corp.	United States	141,125	3,000,318
[a,d,e]Olympus Re Holdings Ltd.	United States	2,140	2,718
Prudential Financial Inc.	United States	24,900	2,421,027

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
White Mountains Insurance Group Ltd.	United States	9,496	$5,754,766
Zurich Financial Services AG	Switzerland	28,287	8,781,439

			110,317,985

IT Services 0.1%
First Data Corp.	United States	53,000	1,731,510

Machinery 2.0%
Aker Yards ASA	Norway	341,890	5,969,499
Hanjin Heavy Industries Co. Ltd.	South Korea	158,421	11,248,422
[a,d,e]Motor Coach Industries International Inc., wts., 5/27/09	United States	1	—
Schindler Holding AG	Switzerland	308,446	20,611,803

			37,829,724

Media 5.7%
[a,c]Adelphia Communications Corp., Contingent Distribution	United States	5,513,844	1,744,647
[a]Adelphia Recovery Trust	United States	5,379,562	524,507
[a,c]Adelphia Recovery Trust Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	208,858
[a,c]Century Communications Corp., Contingent Distribution	United States	1,074,000	—
CJ CGV Co. Ltd.	South Korea	92,310	1,688,537
Clear Channel Communications Inc.	United States	13,170	498,089
Daekyo Co. Ltd.	South Korea	37,430	3,779,867
Dow Jones & Co. Inc.	United States	65,510	3,763,550
Eutelsat Communications	France	719,501	17,576,595
[g]JC Decaux SA	France	331,116	10,544,555
[a]Liberty Media Holding Corp.-Capital, A	United States	26,257	3,089,924
News Corp., A	United States	479,100	10,161,711
[a]Premiere AG	Germany	273,300	6,576,541
Sun-Times Media Group Inc., A	United States	95,634	502,079
Teleperformance	France	177,196	7,734,100
[a]Time Warner Cable Inc., A	United States	108,169	4,236,980
Time Warner Inc.	United States	825,810	17,375,042
[a,e]TVMAX Holdings Inc.	United States	8,935	—
[a]Viacom Inc., B	United States	98,450	4,098,473
Virgin Media Inc.	United Kingdom	391,938	9,551,529
WPP Group PLC	United Kingdom	376,485	5,659,510

			109,315,094

Metals & Mining 2.3%
Alcan Inc.	Canada	46,170	3,753,621
Anglo American PLC	South Africa	366,761	21,692,411
Arcelor Mittal	Netherlands	218,231	13,748,720
[d,e,f]Esmark Inc.	United States	646	516,471
[a]Gammon Gold Inc.	Canada	348,835	4,396,061

			44,107,284

Multi-Utilities 1.9%
NorthWestern Corp.	United States	18,254	580,660
[a,c]NorthWestern Corp., Contingent Distribution	United States	552,880	54,212
[a]NorthWestern Corp., wts., 11/01/07	United States	1,034	9,689
RWE AG	Germany	138,824	14,750,803
Suez SA	France	383,447	22,050,489

			37,445,853

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Multiline Retail 0.6%
Dollar General Corp.	United States	167,140	$3,663,709
Jelmoli Holding AG	Switzerland	2,285	8,033,459

			11,697,168

Oil, Gas & Consumable Fuels 1.9%
[a,d,e]Anchor Resources LLC	United States	3,410	—
BP PLC	United Kingdom	944,580	11,439,194
BP PLC, ADR	United Kingdom	9,000	649,260
Eni SpA	Italy	67,710	2,465,081
Royal Dutch Shell PLC, A	United Kingdom	390,608	15,959,909
Total SA, B	France	49,296	4,020,379
Total SA, B, ADR	France	19,340	1,566,153

			36,099,976

Paper & Forest Products 1.4%
[a]Domtar Corp.	United States	320,506	3,576,847
Weyerhaeuser Co.	United States	295,340	23,311,186

			26,888,033

Personal Products 0.5%
Amorepacific Corp.	South Korea	11,613	9,200,905

Pharmaceuticals 1.8%
Novartis AG	Switzerland	211,601	11,951,434
Pfizer Inc.	United States	466,520	11,928,916
Sanofi-Aventis	France	136,303	11,086,796

			34,967,146

Real Estate 2.6%
[e]Canary Wharf Group PLC	United Kingdom	185,900	1,538,211
Great Eagle Holdings Ltd.	Hong Kong	1,590,342	5,572,940
Link REIT	Hong Kong	8,437,989	18,669,311
Potlatch Corp.	United States	181,442	7,811,078
Swire Pacific Ltd., A	Hong Kong	950,615	10,564,956
Swire Pacific Ltd., B	Hong Kong	2,440,700	5,237,808
Ventas Inc.	United States	33,500	1,214,375

			50,608,679

Road & Rail 0.5%
[d,e]Florida East Coast Industries Inc.	United States	124,400	9,885,982

Semiconductors & Semiconductor Equipment 0.2%
[a]LSI Corp.	United States	582,768	4,376,588

Software 0.9%
Microsoft Corp.	United States	564,890	16,647,308

Textiles, Apparel & Luxury Goods 0.0%[i]
Christian Dior SA	France	5,203	677,556

Thrifts & Mortgage Finance 0.7%
Hudson City Bancorp Inc.	United States	266,460	3,256,141
Hypo Real Estate Holding AG	Germany	145,889	9,449,774

			12,705,915

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investment (continued)
Common Stocks and Other Equity Interests (continued)
Tobacco 12.7%
Altadis SA	Spain	439,723	$29,279,957
Altria Group Inc.	United States	122,821	8,614,665
British American Tobacco PLC	United Kingdom	1,610,201	54,910,723
Imperial Tobacco Group PLC	United Kingdom	893,757	41,410,114
ITC Ltd.	India	1,739,520	6,640,438
Japan Tobacco Inc.	Japan	9,012	44,491,056
KT&G Corp.	South Korea	707,558	49,779,489
Reynolds American Inc.	United States	175,800	11,462,160

			246,588,602

Trading Companies & Distributors 1.2%
Kloeckner & Co. AG	Germany	316,116	22,888,978

Transportation Infrastructure 0.0%[i]
Groupe Eurotunnel SA, wts., 12/30/11	France	11,181	4,237

Total Common Stocks and Other Equity Interests (Cost $1,253,384,472)			1,774,004,485

Preferred Stocks 0.1%
Diversified Telecommunication Services 0.0%[i]
[d]PTV Inc., 10.00%, pfd., A	United Kingdom	4,289	22,732

Metals & Mining 0.1%
[d,e,f]Esmark Inc., 8.00%, cvt. pfd., A	United States	2,403	2,256,645

Total Preferred Stocks (Cost $2,416,289)			2,279,377

Options Purchased 0.3%
Call Option 0.0%[i]
[a]Owens Corning Inc., exercise price $37.50, expiration date 1/02/08, shares	United States	61,197	76,496

Put Options 0.3%
[a]Index baskets consisting of 80% Dow Jones EUROSTOXX 50 (exercise price $4,018.50), 20% S&P 500 Index (exercise price $1,362.92), expiration date 5/23/08, contracts	United States	517,000	1,276,990
[a]Index baskets consisting of 80% Dow Jones EUROSTOXX 50 (exercise price $4,029.17), 20% S&P 500 Index (exercise price $1,368.36), expiration date 5/29/08, contracts	United States	517,000	1,227,358
[a]Index baskets consisting of 80% Dow Jones EUROSTOXX 50 (exercise price $4,059.77), 20% S&P 500 Index (exercise price $1,379.26), expiration date 6/20/08, contracts	United States	517,000	1,488,960
[a]Index baskets consisting of 80% Dow Jones EUROSTOXX 50 (exercise price $4,089.42), 20% S&P 500 Index (exercise price $1,380.37), expiration date 6/20/08, contracts	United States	517,000	1,428,471

			5,421,779

Total Options Purchased (Cost $5,525,380)			5,498,275

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Principal Amount[j]		Value
Long Term Investment (continued)
Corporate Bonds & Notes 0.9%
[b]ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/1/35	Canada	234,000	CAD	$240,065
[d,e]Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	United States	1,330,339		1,338,920
[d,e]Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	United States	170,916		172,019
[d,e]Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	United States	292,448		294,334
[d,e]Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	United States	1,393,244		1,402,231
[d,e]Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	United States	2,955,059		2,974,119
[d,e]DecisionOne Corp., 12.00%, 4/15/10	United States	26,309		26,309
Groupe Eurotunnel SA, cvt.,
3.00%, 7/28/08	France	500	EUR	1,556
3.00%, 7/28/08	France	682	GBP	3,150
3.00%, 6/28/09	France	682	GBP	3,048
3.00%, 6/28/09	France	500	EUR	1,506
3.00%, 7/28/10	France	267,617	GBP	1,168,993
3.00%, 7/28/10	France	394,500	EUR	1,161,268
6.00%, 7/28/10	France	921,000	EUR	1,676,517
6.00%, 7/28/10	France	689,297	GBP	1,861,951
[d,e]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	407,500		407,500
[d,e,k]Motor Coach Industries International Inc., FRN, 18.36%, 12/01/08	United States	2,171,440		2,236,583
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	1,460,337		1,456,686
[e]TVMAX Holdings Inc., PIK,
11.50%, 9/30/07	United States	13,873		9,711
14.00%, 9/30/07	United States	48,253		33,777
[d,e]Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08	United States	308,000		308,000

Total Corporate Bonds & Notes (Cost $16,336,438)				16,778,243

Corporate Bonds & Notes in Reorganization 0.1%
[k,l]Collins & Aikman Products Co.,
Revolver, FRN, 11.50%, 8/31/09	United States	64,809		23,007
Tranche B1 Term Loan, FRN, 11.50%, 8/31/11	United States	154,200		54,741
[l]Dana Corp.,
6.50%, 3/01/09	United States	562,000		587,290
5.85%, 1/15/15	United States	1,607,000		1,550,755
7.00%, 3/01/29	United States	388,000		394,790
senior note, 7.00%, 3/15/28	United States	116,000		116,580
[e,l]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	3,000		15

Total Corporate Bonds & Notes in Reorganization (Cost $2,056,718)				2,727,178

Government Agencies (Cost $5,000,000) 0.3%
FHLB, 5.22%, 11/14/07	United States	5,000,000		4,997,265

Total Long Term Investments (Cost $1,284,719,297)				1,806,284,823

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Discovery Securities Fund	Country	Principal Amountj/ Shares	Value
Short Term Investments 8.0%
[m]Investments from Cash Collateral Received for Loaned Securities 2.2%
Money Market Fund (Cost $42,791,329) 2.2%
[n]Bank of New York Institutional Cash Reserve Fund, 5.308%	United States	42,791,329	$42,791,329

U.S. Government and Agency Securities 5.8%
[o,p]FHLB, 7/02/07 - 10/31/07	United States	102,735,000	102,268,426
[o]U.S. Treasury Bill, 11/01/07	United States	10,000,000	9,841,400

Total U.S. Government and Agency Securities (Cost $112,073,791)			112,109,826

Total Short Term Investments (Cost $154,865,120)			154,901,155

Total Investments (Cost $1,439,584,417) 101.4%			1,961,185,978
Securities Sold Short (0.6)%			(10,948,525)
Net Unrealized Loss on Forward Exchange Contracts (0.2)%			(4,237,631)
Other Assets, less Liabilities (0.6)%			(11,052,998)

Net Assets 100.0%			$1,934,946,824

		Shares
[q]Securities Sold Short 0.6%
Capital Markets 0.3%
State Street Corp.	United States	83,431	$5,706,680

Asset Management & Custody Banks 0.3%
Mellon Financial Corp.	United States	105,472	4,640,768

Textiles, Apparel & Luxury Goods 0.0% [i]
LVMH Moet Hennessy Louis Vuitton	France	5,192	601,077

Total Securities Sold Short (Proceeds $10,621,998)			$10,948,525

Currency Abbreviations

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

Selected Portfolio Abbreviation

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $412,903, representing 0.02% of net assets.

[c]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[d]	See Note 10 regarding restricted securities.
[e]	Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the aggregate value of these securities was $53,304,554, representing 2.75% of net assets.
[f]	See Note 12 regarding other considerations.
[g]	A portion of the security is on loan as of June 30, 2007. See Note 1(g).
[h]	See Note 11 regarding holdings of 5% voting securities.
[i]	Rounds to less than 0.1% of net assets.
[j]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[k]	The coupon rate shown represents the rate at period end.
[l]	Defaulted security. See Note 9.
[m]	See Note 1(g) regarding securities on loan.
[n]	The rate shown is the annualized seven-day yield at period end.
[o]	A portion of the security is traded on a discount basis with no stated coupon rate.
[p]	See Note 1(f) regarding securities segregated with broker for securities sold short.
[q]	See Note 1(f) regarding securities sold short.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Mutual Discovery Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,388,793,088
Cost - Non-controlled affiliated issuers (Note 11)	8,000,000
Cost - Money Market Fund	42,791,329

Total cost of investments	$1,439,584,417

Value - Unaffiliated issuers (includes securities segregated with broker for securities sold short in the amount of $6,936,844)	$1,910,394,649
Value - Non-controlled affiliated issuers (Note 11)	8,000,000
Value - Money Market Fund	42,791,329

Total value of investments[a]	1,961,185,978
Cash	154,275
Cash on deposit with brokers for securities sold short	17,028,981
Cash on deposit held in escrow	366,800
Foreign currency, at value (cost $5,013,015)	5,013,013
Receivables:
Investment securities sold	10,922,810
Capital shares sold	2,941,868
Dividends and interest	2,524,902
Unrealized gain on forward exchange contracts (Note 7)	2,340,157
Other assets	1,080,066

Total assets	2,003,558,850

Liabilities:
Payables:
Investment securities purchased	5,145,381
Capital shares redeemed	495,221
Affiliates	2,130,191
Securities sold short, at value (proceeds $10,621,998 )	10,948,525
Payable upon return of securities loaned	42,791,329
Unrealized loss on forward exchange contracts (Note 7)	6,577,788
Accrued expenses and other liabilities	523,591

Total liabilities	68,612,026

Net assets, at value	$1,934,946,824

Net assets consist of:
Paid-in capital	$1,368,838,732
Undistributed net investment income	17,448,218
Net unrealized appreciation (depreciation)	517,068,298
Accumulated net realized gain (loss)	31,591,576

Net assets, at value	$1,934,946,824

Class 1:
Net assets, at value	$152,361,602

Shares outstanding	6,311,659

Net asset value and maximum offering price per share	$24.14

Class 2:
Net assets, at value	$1,782,585,222

Shares outstanding	74,951,870

Net asset value and maximum offering price per share	$23.78

[a]Includes	$41,490,399 of securities loaned.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (Continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Mutual Discovery Securities Fund
Investment income:
Dividends (net of foreign taxes of $2,640,210)	$25,298,857
Interest	4,175,001
Income from securities loaned - net	288,397
Other income	745,873

Total investment income	30,508,128

Expenses:
Management fees (Note 3a)	6,812,604
Administrative fees (Note 3b)	923,819
Distribution fees Class 2 (Note 3c)	1,947,930
Unaffiliated transfer agent fees	491
Custodian fees (Note 4)	202,129
Reports to shareholders	183,587
Professional fees	131,264
Trustees’ fees and expenses	2,694
Dividends on securities sold short	73,248
Other	20,194

Total expenses	10,297,960

Expense reductions (Note 4)	(1,900)

Net expenses	10,296,060

Net investment income	20,212,068

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	42,839,511
Written options	10,666
Foreign currency transactions	(8,132,939)
Securities sold short	(1,697,109)
Synthetic equity swaps	506,016

Net realized gain (loss)	33,526,145

Net change in unrealized appreciation (depreciation) on:
Investments	143,226,108
Translation of assets and liabilities denominated in foreign currencies	677,093

Net change in unrealized appreciation (depreciation)	143,903,201

Net realized and unrealized gain (loss)	177,429,346

Net increase (decrease) in net assets resulting from operations	$197,641,414

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Changes in Net Assets

	Mutual Discovery Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$20,212,068	$26,631,756
Net realized gain (loss) from investments, written options, securities sold short, synthetic equity swaps and foreign currency transactions	33,526,145	26,416,477
Net change in unrealized appreciation (depreciation) on investments and translation of assets, liabilities denominated in foreign currencies and deferred taxes	143,903,201	195,854,759

Net increase (decrease) in net assets resulting from operations	197,641,414	248,902,992

Distributions to shareholders from:
Net investment income:
Class 1	(2,332,176)	(1,654,863)
Class 2	(24,421,554)	(10,700,682)
Net realized gains:
Class 1	(1,723,058)	(5,135,991)
Class 2	(20,089,858)	(37,836,145)

Total distributions to shareholders	(48,566,646)	(55,327,681)

Capital share transactions: (Note 2)
Class 1	(7,174,437)	(12,800,335)
Class 2	281,262,234	382,526,706

Total capital share transactions	274,087,797	369,726,371

Net increase (decrease) in net assets	423,162,565	563,301,682
Net assets
Beginning of period	1,511,784,259	948,482,577

End of period	$1,934,946,824	$1,511,784,259

Undistributed net investment income included in net assets:
End of period	$17,448,218	$23,989,880

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Mutual Discovery Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“margin account”). Periodically, payments are made to recognize changes in value of the contract resulting from interest on the notional value of the contract, market value changes in the underlying security, and/or dividends paid by the issuer of the underlying security. The Fund recognizes a realized gain or loss when cash is received from, or paid to, the broker. Synthetic equity swaps are valued daily by the Fund and the unrealized gains or losses on the contracts (as measured by the difference between the contract amount plus or minus cash received or paid and the market value of the underlying securities) are recorded in the Statement of Operations. The margin account and any net unrealized gains or losses on open synthetic equity swaps are included in the Statement of Assets and Liabilities. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security or index at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

f. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

g. Securities Lending

The Fund may loan securities to certain brokers through a securities lending agent for which it receives initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

h. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	92,930	$2,207,431	560,215	$11,842,450
Shares issued in reinvestment of distributions	167,641	4,055,233	364,316	6,790,854
Shares redeemed	(579,646)	(13,437,101)	(1,535,410)	(31,433,639)

Net increase (decrease)	(319,075)	$(7,174,437)	(610,879)	$(12,800,335)

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 2 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,216,431	$281,935,979	20,972,557	$419,453,988
Shares issued in reinvestment of distributions	1,867,089	44,511,413	2,639,305	48,536,827
Shares redeemed	(1,986,914)	(45,185,158)	(4,402,792)	(85,464,109)

Net increase (decrease)	12,096,606	$281,262,234	19,209,070	$382,526,706

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administration manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

Under a subadvisory agreement, FTIML, an affiliate of Franklin Mutual, provides subadvisory services to the Fund and receives from Franklin Mutual fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $4,429,390.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,441,158,184

Unrealized appreciation	$537,402,979
Unrealized depreciation	(17,375,185)

Net unrealized appreciation (depreciation)	$520,027,794

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2007, aggregated $444,951,219 and $177,637,785, respectively.

Transactions in options written during the period ended June 30, 2007, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2006	90	$10,274
Options written	4	392
Options expired	(94)	(10,666)
Options exercised	—	—
Options closed	—	—

Options outstanding at June 30, 2007	—	$—

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

Contracts to Buy		Contract Amount[a]	Settlement Date	Unrealized Gain	Unrealized Loss
889,123	Australian Dollar	1,761,647	7/10/07	$23,771	$—
3,015,295	Belgium Franc	430,984	8/15/07	10,852	—

Contracts to Sell
1,434,636	Norwegian Krone	240,000	7/09/07	—	(3,243)
53,349,154	Swiss Franc	44,284,551	7/09/07	581,082	—
12,000,000	British Pound	23,700,000	7/10/07	—	(396,788)
16,816,084	Euro	22,146,223	7/13/07	—	(623,812)
14,357,471	Euro	19,520,705	7/18/07	76,384	—
7,139,836	Singapore Dollar	4,681,859	7/24/07	9,676	—
23,099,862	British Pound	45,849,526	8/08/07	—	(517,821)
2,782,445	New Zealand Dollar	2,032,854	8/08/07	—	(105,651)
2,084,296	Euro	2,800,815	8/13/07	—	(24,533)
3,012,596	Australian Dollar	2,503,467	8/14/07	—	(47,506)
46,726,903	Swedish Krona	6,881,724	8/15/07	34,747	—
60,000,000	Swedish Krona	8,601,452	8/15/07	—	(190,455)
53,687,315	Euro	71,450,143	8/27/07	—	(1,361,234)
3,310,981	Norwegian Krone	562,500	9/07/07	565	—
365,325,932	Norwegian Krone	61,231,028	9/07/07	—	(773,920)
3,144,404	Swiss Franc	2,618,220	9/07/07	30,476	—
1,822,656	Swiss Franc	1,495,618	9/07/07	—	(4,371)
37,593,500	Taiwan Dollar	1,150,000	9/07/07	1,756	—
41,075,000	Taiwan Dollar	1,250,000	9/07/07	—	(4,582)
2,796,437	Euro	3,804,897	9/13/07	10,425	—
24,926,149	Euro	33,284,204	9/13/07	—	(537,975)
2,600,745,628	Japanese Yen	22,609,674	9/19/07	1,264,003	—
7,006,172	Euro	9,581,976	9/24/07	72,269	—
12,644,054	Canadian Dollar	11,827,927	9/26/07	—	(69,668)
32,911,025,000	Korean Won	35,312,500	9/27/07	—	(402,126)
17,380,471	Euro	23,698,613	10/18/07	92,743	—
41,601,697	Euro	56,197,602	10/18/07	—	(305,133)
146,363,030	Danish Krone	26,832,691	10/23/07	131,320	—
50,504,932	Danish Krone	9,189,836	10/23/07	—	(23,903)
32,000,000	Euro	42,960,000	11/26/07	—	(545,406)
200,000	Euro	272,102	12/14/07	88	—
39,643,068	Euro	53,339,521	12/14/07	—	(581,765)
2,501,669,707	Japanese Yen	20,709,186	12/19/07	—	(57,896)

Unrealized gain (loss) on forward exchange contracts				2,340,157	(6,577,788)

Net unrealized gain (loss) on forward exchange contracts				$—	$(4,237,631)

[a]In	U.S. Dollar unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. At June 30, 2007, the aggregate value of these securities was $2,727,178, representing 0.14% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
16,706	AboveNet Inc.	10/02/01-11/25/03	$775,157	$662,059
23	AboveNet Inc., options to purchase (shares), exercise price $20.95, expiration date 9/09/13	4/17/06-9/08/06	—	641
550	AboveNet Inc., wts., 9/08/08	10/02/01-10/02/03	68,164	18,260
647	AboveNet Inc., wts., 9/08/10	10/02/01-3/15/02	60,104	19,410
3,410	Anchor Resources LLC	6/29/04	—	—
445,861	Cerberus FIM Investors Auto Finance LLC	11/20/06	445,861	448,737
1,330,339	Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	11/20/06	1,330,339	1,338,920
56,972	Cerberus FIM Investors Commercial Finance LLC	11/20/06	56,972	57,339
170,916	Cerberus FIM Investors Commercial Finance LLC, 12.00% 11/22/13	11/20/06	170,916	172,019
97,483	Cerberus FIM Investors Commercial Mortgage LLC	11/20/06	97,483	98,112
292,448	Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	11/20/06	292,448	294,334
464,414	Cerberus FIM Investors Insurance LLC	11/20/06	464,414	467,410
1,393,244	Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	11/20/06	1,393,244	1,402,231
985,020	Cerberus FIM Investors Rescap LLC	11/20/06	985,020	991,373
2,955,059	Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	11/20/06	2,955,059	2,974,119
21,716	DecisionOne Corp.	9/28/99-7/18/00	16,482	15,484
26,309	DecisionOne Corp., 12.00%, 4/15/10	4/16/07	59,630	26,309
783	Elephant Capital Holdings Ltd.	8/23/04-3/22/07	27,891	958,304
646	Esmark Inc.	7/28/06	684,527	516,471
2,403	Esmark Inc., 8.00%, cvt. pfd., A	11/08/04-1/11/07	2,403,422	2,256,645
124,400	Florida East Coast Industries Inc.	5/06/97-7/15/04	4,017,621	9,885,982

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

10. RESTRICTED SECURITIES (continued)

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
451,787	Imagine Group Holdings Ltd.	8/23/04	$4,626,977	$5,143,595
355,744	International Automotive Components Group Brazil LLC	4/13/06-8/21/06	212,896	2,596,931
74,174	International Automotive Components Group Japan LLC	9/26/06-3/27/07	644,542	602,282
1,512,200	International Automotive Components Group LLC	1/12/06-10/16/06	1,512,946	1,512,200
661,800	International Automotive Components Group NA LLC	3/30/07	671,727	661,800
407,500	International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	413,613	407,500
69,402	Kindred Healthcare Inc.	5/20/99-3/29/06	845,248	2,025,428
	Kindred Healthcare Inc., options to purchase (shares):
184	exercise price $23.75, expiration date 7/17/11	7/17/02-7/17/05	—	1,000
56	exercise price $26.00, expiration date 1/01/12	1/13/03-1/01/06	—	178
56	exercise price $9.07, expiration date 1/01/13	1/01/04-1/03/07	—	1,126
42	exercise price $25.99, expiration date 1/01/14	1/01/05-1/03/07	—	134
23	exercise price $27.90, expiration date 1/10/15	1/06/06-1/09/07	—	29
12	exercise price $28.99, expiration date 1/10/16	1/09/07	—	4
2,171,440	Motor Coach Industries International Inc., FRN, 18.36%, 12/01/08	5/27/04-5/31/07	2,171,440	2,236,583
1	Motor Coach Industries International Inc., wts., 5/27/09	3/30/07	—	—
1,460,000	MPF Corp. Ltd	5/08/06	7,500,856	5,197,403
3,830	NCB Warrant Holdings Ltd., A	12/16/05	—	422,411
2,140	Olympus Re Holdings Ltd.	12/19/01	214,000	2,718
68,601	Owens Corning Inc., (restricted)	10/20/06-12/20/06	1,935,127	2,191,699
61,197	Owens Corning Inc., exercise price $37.50, expiration date 1/02/08, shares	12/20/06	6,404	76,496
4,289	PTV Inc., 10.00%, pfd., A	12/07/01-3/06/02	12,867	22,732
800,000	The Bankshares Inc.	3/22/07	8,000,000	8,000,000
308,000	Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08	3/16/07	308,000	308,000

	Total Restricted Securities (2.79% of Net Assets)			$54,014,408

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2007, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income (Loss)	Realized Capital Gain (Loss)
Non-Controlled Affiliates
The Bankshares Inc.	800,000	—	—	800,000	$8,000,000	$—	$—

Total Affiliated Securities (0.41% of Net Assets)					$8,000,000	$—	$—

12. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Discovery Securities Fund

13. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

14. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Mutual Discovery Securities Fund

Tax Designation (unaudited)

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders of record.

	Class [1]		Class [2]
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0001	0.0000	0.0001
Belgium	0.0004	0.0021	0.0004	0.0019
Bermuda	0.0000	0.0003	0.0000	0.0002
Canada	0.0001	0.0008	0.0001	0.0007
Denmark	0.0003	0.0031	0.0003	0.0028
France	0.0022	0.0161	0.0022	0.0146
Germany	0.0011	0.0187	0.0011	0.0171
Hong Kong	0.0000	0.0204	0.0000	0.0186
India	0.0000	0.0013	0.0000	0.0012
Ireland	0.0000	0.0019	0.0000	0.0018
Italy	0.0012	0.0060	0.0012	0.0054
Japan	0.0004	0.0041	0.0004	0.0037
Luxembourg	0.0010	0.0048	0.0010	0.0044
Mexico	0.0000	0.0004	0.0000	0.0004
Netherlands	0.0027	0.0198	0.0027	0.0181
New Zealand	0.0000	0.0003	0.0000	0.0003
Norway	0.0016	0.0078	0.0016	0.0071
Singapore	0.0000	0.0020	0.0000	0.0018
South Africa	0.0000	0.0125	0.0000	0.0114
South Korea	0.0027	0.0119	0.0027	0.0109
Spain	0.0022	0.0107	0.0022	0.0097
Sweden	0.0011	0.0054	0.0011	0.0049
Switzerland	0.0007	0.0078	0.0007	0.0071
Taiwan	0.0018	0.0038	0.0018	0.0035
United Kingdom	0.0000	0.0828	0.0000	0.0754

Total	$0.0195	$0.2449	$0.0195	$0.2231

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

Franklin Templeton Variable Insurance Products Trust

Mutual Discovery Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Trust's fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Trust's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson, and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and to approve amendments to certain of the Trust's fundamental investment restrictions (including eight (8) Sub-Proposals) and the elimination of certain of the Trust’s fundamental investment restrictions. No other business was transacted at the meeting. The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	37,033,507.198	53.084%	93.416%
Against	941,788.125	1.350%	2.376%
Abstain	1,668,403.664	2.392%	4.208%

Total	39,643,698.987	56.826%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Discovery Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Trust’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,190,862.330	51.877%	91.290%
Against	1,702,579.025	2.440%	4.295%
Abstain	1,750,257.632	2.509%	4.415%

Total	39,643,698.987	56.826%	100.000%

(b) To amend the Trust’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,856,587.216	52.831%	92.970%
Against	1,121,656.003	1.608%	2.829%
Abstain	1,665,455.768	2.387%	4.201%

Total	39,643,698.987	56.826%	100.000%

(c) To amend the Trust’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,582,777.000	52.438%	92.279%
Against	1,458,771.605	2.091%	3.680%
Abstain	1,602,150.382	2.297%	4.041%

Total	39,643,698.987	56.826%	100.000%

(d) To amend the Trust’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,851,146.210	52.823%	92.956%
Against	1,110,945.179	1.592%	2.802%
Abstain	1,681,607.598	2.411%	4.242%

Total	39,643,698.987	56.826%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Discovery Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(e) To amend the Trust’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,607,889.846	52.474%	92.342%
Against	1,369,040.958	1.963%	3.454%
Abstain	1,666,768.183	2.389%	4.204%

Total	39,643,698.987	56.826%	100.000%

(f) To amend the Trust’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,778,226.717	52.718%	92.772%
Against	1,185,614.793	1.700%	2.991%
Abstain	1,679,857.477	2.408%	4.237%

Total	39,643,698.987	56.826%	100.000%

(g) To amend the Trust’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	36,513,865.363	52.340%	92.105%
Against	1,306,428.725	1.872%	3.296%
Abstain	1,823,404.899	2.614%	4.599%

Total	39,643,698.987	56.826%	100.000%

(h) To amend the Trust’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	37,055,233.712	53.116%	93.471%
Against	1,014,424.724	1.454%	2.559%
Abstain	1,574,040.551	2.256%	3.970%

Total	39,643,698.987	56.826%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Discovery Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 4. To approve the elimination of certain of the Trust’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	37,095,053.091	53.173%	93.571%
Against	1,339,149.835	1.919%	3.378%
Abstain	1,209,496.061	1.734%	3.051%

Total	39,643,698.987	56.826%	100.000%

MUTUAL SHARES SECURITIES FUND

We are pleased to bring you Mutual Shares Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Mutual Shares Securities Fund – Class 2 delivered a +9.42% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in equity securities of companies that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Standard & Poor’s 500 Index (S&P 500), which returned +6.92% for the period under review.1

Economic and Market Overview

During the six months ended June 30, 2007, the U.S. economy rebounded after an initial a slowdown. Gross domestic product growth decelerated to an annualized 0.6% rate in 2007’s first quarter. Corporate profits and government spending generally remained robust. The struggling housing market grew more fragile with the abrupt unraveling of the subprime mortgage market. This exacerbated already weak housing prices and an inventory glut in most of the nation’s residential real estate markets. In the second quarter, however, growth advanced at an estimated annualized 3.4% rate, supported by federal defense spending, accelerating exports and declining imports, greater business inventory investment and increased spending for nonresidential structures.

The unemployment rate began and ended the reporting period at 4.5% while overall job growth slowed in the face of rising labor costs.2 Jobs in vehicle manufacturing and housing-related industries experienced declines stemming from reduced consumer demand. Consumer confidence fell to a 10-month low in June. Gasoline prices rose in the first half of 2007 in response to perceived tight supply and high demand for oil, refinery maintenance issues, and ongoing geopolitical tensions in the Middle East and Africa. Although the rate of core inflation moderated during the six-month reporting period, it rose 2.2% for the 12 months ended June 30, 2007, which was also the 10-year average rate.3

The Federal Reserve Board kept the federal funds target rate at 5.25% and indicated that inflation pressures remained a key concern. The 10-year Treasury note yield began the period at 4.71%. Toward the end

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core inflation, as measured by the Consumer Price Index, excludes food and energy costs.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Smaller and midsize company securities involve special risks, such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. The 10-year Treasury yield reached 5.03% on June 30, 2007.

Outside the U.S., the global economy remained resilient throughout the six-month period. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and acquisition activity remained at record levels.

After global stock market sell-offs in late February and mid-March, markets rebounded in the second quarter amid generally strong corporate earnings reports. Domestically, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +8.76%, and the broader S&P 500 returned +6.92%, while the technology-heavy NASDAQ Composite Index returned +8.20%.4 Most non-U.S. equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

Investment Strategy

At Mutual Series, we are committed to our distinctive value approach to investing. Our major investment strategy is investing in undervalued stocks. When selecting undervalued equities, we are attracted to fundamentally strong companies with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams and whose stocks are trading at discounts to our assessment of the companies’ intrinsic or business value. We also look for asset rich companies whose shares may be trading at depressed levels due to concerns over short-term earnings disappointments, litigation, management strategy or other perceived negatives. While the vast majority of our undervalued equity investments are made in publicly traded companies globally, we may invest occasionally in privately held companies as well.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

We complement this more traditional investment strategy with two others. One is distressed investing, which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of financially troubled or bankrupt companies’ debt at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The other piece of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce proposed mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value it would receive in a deal. In keeping with our commitment to a relatively conservative investment approach, we typically focus our arbitrage efforts on announced deals, and eschew rumored deals or other situations we consider relatively risky.

In addition, we will generally seek to hedge the Fund’s currency exposure when we deem it advantageous for our shareholders.

Manager’s Discussion

Our equity portfolio was the strongest contributor to Fund performance during the six months under review. Three of the Fund’s best performing investments were Orkla, a Norwegian conglomerate; Florida East Coast Industries, a railway operator and real estate developer based in its namesake state; and Spain’s Altadis, one of the world’s largest tobacco firms.

Orkla is one of Norway’s largest conglomerates with operations in several industries including consumer goods, and metals and minerals. This reporting period, long-time Fund holding Orkla was again among the top performing stocks, up more than 62% in local currency during the first half of 2007. The company reported strong operational performance, and its management pursued two transactions that we believe could create value. Orkla increased its stake in the solar energy solution company Renewable Energy Corp. (REC) from 27.5% to 40.0% in February 2007, at a discount of over 25% to REC’s market price at the time. As REC’s stock appreciated more than 101% in local currency during the six-month reporting period, Orkla’s ownership in REC benefited its own share price. Orkla also merged its aluminum profile business, Sapa, with Alcoa’s aluminum extrusion business.

Top 10 Sectors/Industries

Mutual Shares Securities Fund

Based on Equity Securities 6/30/07

% of Total Net Assets
Tobacco	9.3%
Commercial Banks	8.7%
Insurance	8.2%
Media	7.7%
Industrial Conglomerates	5.6%
Paper & Forest Products	4.2%
Food & Staples Retailing	3.0%
Food Products	2.9%
Pharmaceuticals	2.5%
Diversified Telecommunication Services	2.4%

Florida East Coast Industries is a Florida-based railroad company with significant real estate interests. In the early part of 2007, railroad stocks, in general, appreciated as investors appeared to focus their attention on these companies’ underleveraged balance sheets and the potential to return cash to shareholders by taking on additional leverage. Despite lower carload volumes shipped on the railroad and a general decline in the real estate stocks, Florida East Coast shares rose after the company received an offer to take it private in a leveraged buyout. The takeout offer represented a premium that was nearly 40% above where the stock had traded at the beginning of 2007. For the reporting period, Florida East Coast shares rose nearly 40%.

Altadis is the number two market share player in France and Spain. The company manufactures cigarettes under brand names such as Ducados, Fortuna, Gauloises and Gitanes. The company’s cigar operation, which produces Antonio y Cléopatra, Farias, Hav-A-Tampa and Montecristo brands, is number one worldwide and controls a quarter of the world’s cigar market. Our anticipation of further consolidation within the tobacco industry was one of the reasons we continued to hold a stake in Altadis. In March, Altadis received an unsolicited offer from U.K.-based Imperial Tobacco. Should this offer be accepted by the board of Altadis, the combined company will be the fourth largest tobacco company in the world with a 9% market share. Altadis’ share price gained 25% in local currency during the first six months of the year.

Although the Fund performed well during the first half of 2007, it had some disappointments. Three U.S.-based investments that declined in value were LSI, a semiconductor and storage systems company; Beazer Homes USA, a single-family home builder for the middle class; and U.S. Bancorp, a well-diversified regional bank serving 25 midwestern and western states.

LSI’s shares fell nearly 17% during the first half of 2007, after management lowered its outlook for operating profits due to continued softness in industry demand, excess inventories, and underperformance in some segments of Agere Systems, a company LSI acquired in April of 2007.

The Fund’s investment in Beazer Homes fell 47%, underperforming along with other homebuilders as problems within the subprime mortgage market prompted tighter lending standards. In addition, Beazer has been plagued by a number of high-level departures and its subprime lending practices were being investigated at period-end.

Top 10 Holdings

Mutual Shares Securities Fund 6/30/07

Company Sector/Industry, Country	% of Total Net Assets

Berkshire Hathaway Inc., A & B	2.6%
Insurance, U.S.

British American Tobacco PLC, ord. & ADR	2.3%
Tobacco, U.K.

Orkla ASA	2.0%
Industrial conglomerates, Norway

U.S. Bancorp	2.0%
Commercial Banks, U.S.

Tyco International	1.7%
Industrial Conglomerates, U.S.

Altadis SA	1.6%
Tobacco, Spain

Weyerhaeuser Co.	1.5%
Paper & Forest Products, U.S.

Imperial Tobacco Group PLC	1.5%
Tobacco, U.K.

International Paper Co.	1.5%
Paper & Forest Products, U.S.

Siemens AG	1.3%
Industrial Conglomerates, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

U.S. Bancorp shares declined nearly 7%, after the company missed first quarter earnings estimates and guided to lower net interest margins in future quarters. Although we believe the company remains undervalued given its business mix, U.S. Bancorp struggled in the face of a relatively flat U.S. yield curve along with other U.S. banks.

Finally, investors should note that we maintained our currency hedging posture of being substantially hedged to the U.S. dollar versus most of our non-U.S. holdings. Since the dollar was generally weaker against foreign currencies during the review period, the portfolio returns were lower than they would have been had we not hedged the foreign currency exposure.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Mutual Shares Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,094.20	$5.04
Hypothetical (5% return before expenses)	$1,000	$1,019.98	$4.86

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.97%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Mutual Shares Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.67	$18.35	$16.78	$15.00		$12.09	$14.08

Income from investment operations[a]:
Net investment income[b]	0.31	0.40	0.34	0.21		0.18	0.20
Net realized and unrealized gains (losses)	1.70	2.86	1.47	1.71		2.88	(1.78)

Total from investment operations	2.01	3.26	1.81	1.92		3.06	(1.58)

Less distributions from:
Net investment income	(0.35)	(0.29)	(0.18)	(0.14)		(0.15)	(0.12)
Net realized gains	(0.75)	(0.65)	(0.06)	—		—	(0.29)

Total distributions	(1.10)	(0.94)	(0.24)	(0.14)		(0.15)	(0.41)

Net asset value, end of period	$21.58	$20.67	$18.35	$16.78		$15.00	$12.09

Total return[c]	9.56%	18.66%	10.83%	12.88%		25.48%	(11.59)%
Ratios to average net assets[d]
Expenses[e]	0.72% [f]	0.81% [f]	0.78% [f]	0.75%	[f]	0.80%	0.80%
Expenses - excluding dividend expense on securities sold short	0.71% [f]	0.74% [f]	0.74% [f]	0.73%	[f]	0.76%	0.79%
Net investment income	2.98%	2.02%	1.97%	1.40%		1.33%	1.57%

Supplemental data
Net assets, end of period (000’s)	$258,472	$259,943	$260,317	$287,324		$312,386	$288,928
Portfolio turnover rate	17.89%	19.75%	19.59%	31.49%		55.71%	49.80%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Includes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[f]	Benefit of expense reduction is less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Mutual Shares Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.46	$18.18	$16.64	$14.90		$12.02	$14.03

Income from investment operations[a]:
Net investment income[b]	0.29	0.34	0.29	0.18		0.14	0.16
Net realized and unrealized gains (losses)	1.67	2.84	1.46	1.68		2.88	(1.77)

Total from investment operations	1.96	3.18	1.75	1.86		3.02	(1.61)

Less distributions from:
Net investment income	(0.31)	(0.25)	(0.15)	(0.12)		(0.14)	(0.11)
Net realized gains	(0.75)	(0.65)	(0.06)	—		—	(0.29)

Total distributions	(1.06)	(0.90)	(0.21)	(0.12)		(0.14)	(0.40)

Net asset value, end of period	$21.36	$20.46	$18.18	$16.64		$14.90	$12.02

Total return[c]	9.42%	18.38%	10.55%	12.63%		25.15%	(11.81)%
Ratios to average net assets[d]
Expenses[e]	0.97% [f]	1.06% [f]	1.03% [f]	1.00%	[f]	1.05%	1.05%
Expenses - excluding dividend expense or securities sold short	0.96% [f]	0.99% [f]	0.99% [f]	0.98%	[f]	1.01%	1.04%
Net investment income	2.73%	1.77%	1.72%	1.15%		1.08%	1.32%

Supplemental data
Net assets, end of period (000’s)	$6,330,403	$5,140,878	$3,596,889	$2,464,374		$1,469,745	$589,738
Portfolio turnover rate	17.89%	19.75%	19.59%	31.49%		55.71%	49.80%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Includes dividend expenses on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[f]	Benefit of expense reduction is less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments 94.4%
Common Stocks and Other Equity Interests 92.0%
Aerospace & Defense 0.1%
[a]GenCorp Inc.	United States	503,830	$6,585,058

Airlines 0.5%
[a]ACE Aviation Holdings Inc., A	Canada	573,396	14,462,782
[a,b]ACE Aviation Holdings Inc., A, 144A	Canada	29,545	745,214
[a]Northwest Airlines Corp.	United States	624,460	13,863,012
[a,c]Northwest Airlines Corp., Contingent Distribution	United States	28,210,000	3,032,575

			32,103,583

Asset Management & Custody Banks 0.4%
The Bank of New York Co. Inc.	United States	562,300	23,301,712

Automobiles 1.8%
DaimlerChrysler AG	Germany	147,700	13,642,982
General Motors Corp.	United States	2,198,350	83,097,630
[a,d,e,f]International Automotive Components Group Brazil LLC	Brazil	1,451,684	10,597,293
[a,d,e,f]International Automotive Components Group Japan LLC	Japan	269,643	2,189,461
[a,d,e,f]International Automotive Components Group LLC	Luxembourg	6,170,474	6,170,474
[a,d,e,f]International Automotive Components Group NA LLC	United States	2,365,400	2,365,400

			118,063,240

Beverages 1.7%
Brown-Forman Corp., A	United States	7,600	576,612
Brown-Forman Corp., B	United States	85,930	6,279,764
Coca-Cola Enterprises Inc.	United States	1,946,180	46,708,320
[g]Pernod Ricard SA	France	254,667	56,508,040

			110,072,736

Building Products 0.5%
[a]Armstrong World Industries Inc.	United States	87,375	4,381,856
[a,c]Armstrong World Industries Inc., Contingent Distribution	United States	9,894,225	143,466
[a]Owens Corning Inc.	United States	581,660	19,561,226
[a,d]Owens Corning Inc., (restricted)	United States	250,462	8,001,885

			32,088,433

Capital Markets 1.0%
Investors Financial Services Corp.	United States	300,311	18,520,179
Legg Mason Inc.	United States	229,570	22,585,097
The Bear Stearns Cos. Inc.	United States	167,860	23,500,400

			64,605,676

Chemicals 1.0%
[a,c]Dow Corning Corp., Contingent Distribution	United States	650,000	339,625
Koninklijke DSM NV	Netherlands	576,912	28,537,971
Linde AG	Germany	293,156	35,299,498

			64,177,094

Commercial Banks 8.7%
ABN Amro Holding NV	Netherlands	562,538	25,923,589
[g]Banca Popolare di Verona e Novara SCRL	Italy	684,807	19,778,291

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Commercial Banks (continued)
[a]Banca Popolare Italiana SCRL	Italy	961,616	$14,862,571
BNP Paribas SA	France	169,413	20,259,494
[a]Centennial Bank Holdings Inc.	United States	1,187,900	10,061,513
Danske Bank AS	Denmark	1,281,914	52,688,423
[a,d,e]Elephant Capital Holdings Ltd.	Japan	4,825	5,906,523
Intesa Sanpaolo SpA	Italy	6,225,637	46,594,545
Mitsubishi UFJ Financial Group Inc.	Japan	3,204	35,381,755
[a,d,e]NCB Warrant Holdings Ltd., A	Japan	23,570	2,599,535
Societe Generale, A	France	193,916	36,094,185
Sumitomo Mitsui Financial Group Inc.	Japan	3,049	28,471,032
Svenska Handelsbanken AB, A	Sweden	1,131,794	31,849,130
Swedbank AB, A	Sweden	1,199,285	43,653,715
U.S. Bancorp	United States	4,036,930	133,016,843
UnionBanCal Corp.	United States	247,900	14,799,630
Wachovia Corp.	United States	984,254	50,443,017

			572,383,791

Commercial Services & Supplies 0.0%[h]
[a]Comdisco Holding Co. Inc.	United States	93	1,167
[a,c]Comdisco Holding Co. Inc., Contingent Distribution	United States	8,175,255	—

			1,167

Communications Equipment 1.1%
Motorola Inc.	United States	4,100,910	72,586,107

Computers & Peripherals 2.0%
[a,d,e]DecisionOne Corp.	United States	108,227	77,166
[a]Dell Inc.	United States	2,498,910	71,343,880
International Business Machines Corp.	United States	256,490	26,995,573
[a]Lexmark International Inc., A	United States	629,540	31,042,617

			129,459,236

Construction Materials 0.6%
Rinker Group Ltd.	Australia	2,502,455	39,972,950

Consumer Finance 1.3%
[a,d,e]Cerberus FIM Investors Auto Finance LLC	United States	1,718,514	1,729,598
[a,d,e]Cerberus FIM Investors Commercial Finance LLC	United States	219,591	221,007
[a,d,e]Cerberus FIM Investors Commercial Mortgage LLC	United States	375,735	378,158
[a,d,e]Cerberus FIM Investors Insurance LLC	United States	1,790,026	1,801,572
[a,d,e]Cerberus FIM Investors Rescap LLC	United States	3,796,633	3,821,121
SLM Corp.	United States	967,720	55,721,318
Takefuji Corp.	Japan	676,835	22,752,604

			86,425,378

Containers & Packaging 0.7%
Temple-Inland Inc.	United States	703,900	43,310,967

Diversified Consumer Services 0.1%
H&R Block Inc.	United States	414,160	9,678,919

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Diversified Financial Services 2.2%
Citigroup Inc.	United States	1,260,660	$64,659,251
Fortis	Belgium	1,863,292	79,511,700
[a,c]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—

			144,170,951

Diversified Telecommunication Services 2.4%
[a,d,e,f]AboveNet Inc.	United States	56,216	2,227,840
[a,c,e,f]AboveNet Inc., Contingent Distribution	United States	8,697,000	—
[a,d,f]AboveNet Inc., options to purchase (shares), exercise price $20.95, expiration date 9/09/13	United States	78	2,172
[a,d,e,f]AboveNet Inc., wts., 9/08/08	United States	2,231	74,069
[a,d,e,f]AboveNet Inc., wts., 9/08/10	United States	2,625	78,750
BCE Inc.	Canada	760,200	28,797,510
Chunghwa Telecom Co. Ltd.	Taiwan	220,800	422,851
Chunghwa Telecom Co. Ltd., ADR	Taiwan	984,714	18,571,706
Embarq Corp.	United States	361,507	22,908,699
[a,c,e]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke (Royal) KPN NV	Netherlands	753,832	12,569,310
Telefonica SA	Spain	302,100	6,762,569
Verizon Communications Inc.	United States	1,619,996	66,695,235

			159,110,711

Electric Utilities 1.2%
E.ON AG	Germany	459,708	76,893,839

Electronic Equipment & Instruments 0.1%
[a]Tyco Electronics Ltd.	United States	188,600	7,366,716

Energy Equipment & Services 0.9%
[a]Seadrill Ltd.	Bermuda	1,444,760	31,165,044
[a]Transocean Inc.	United States	293,400	31,094,532

			62,259,576

Food & Staples Retailing 3.0%
Carrefour SA	France	703,317	49,630,459
CVS/Caremark Corp.	United States	1,702,936	62,072,017
Kroger Co.	United States	1,478,628	41,593,806
Wal-Mart Stores Inc.	United States	959,220	46,148,074

			199,444,356

Food Products 2.9%
Cadbury Schweppes PLC	United Kingdom	5,050,184	68,969,249
General Mills Inc.	United States	287,200	16,778,224
Groupe Danone	France	309,876	25,171,557
Kraft Foods Inc., A	United States	446,484	15,738,561
Nestle SA	Switzerland	163,787	62,476,767

			189,134,358

Health Care Equipment & Supplies 0.6%
[a]Boston Scientific Corp.	United States	569,154	8,730,823
[r]Covidien Ltd.	United States	142,630	6,147,353
Hillenbrand Industries Inc.	United States	349,274	22,702,810

			37,580,986

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Health Care Providers & Services 2.1%
[a]Community Health Systems Inc.	United States	484,000	$19,577,800
[a,d,e,f]Kindred Healthcare Inc.	United States	169,244	4,939,217
[a,d,e,f]Kindred Healthcare Inc. options to purchase (shares) :
exercise price $23.75, expiration date 7/17/11	United States	450	2,445
exercise price $26.00, expiration date 1/01/12	United States	134	427
exercise price $9.07, expiration date 1/01/13	United States	133	2,675
exercise price $25.99, expiration date 1/01/14	United States	99	316
exercise price $27.90, expiration date 1/10/15	United States	56	72
exercise price $28.89, expiration date 1/10/16	United States	28	8
MDS Inc.	Canada	531,441	10,829,439
Quest Diagnostics Inc.	United States	650,920	33,620,018
[a]Tenet Healthcare Corp.	United States	6,259,100	40,746,741
[a]Triad Hospitals Inc.	United States	580,400	31,202,304

			140,921,462

Hotels, Restaurants & Leisure 0.3%
[a]Trump Entertainment Resorts Inc.	United States	377,320	4,746,686
[a]Wyndham Worldwide Corp.	United States	440,756	15,981,812

			20,728,498

Household Durables 0.7%
Beazer Homes USA Inc.	United States	537,960	13,271,473
Koninklijke Philips Electronics NV	Netherlands	843,262	36,018,504

			49,289,977

Independent Power Producers & Energy Traders 1.6%
Constellation Energy Group	United States	789,130	68,788,462
TXU Corp.	United States	587,140	39,514,522

			108,302,984

Industrial Conglomerates 5.6%
Keppel Corp. Ltd.	Singapore	3,981,586	32,498,498
[f]Orkla ASA	Norway	7,077,058	134,364,648
Siemens AG	Germany	601,848	86,382,077
Tyco International Ltd.	United States	3,346,150	113,066,409

			366,311,632

Insurance 8.2%
[a]Alleghany Corp.	United States	23,341	9,488,117
Allianz SE	Germany	149,920	35,020,836
American International Group Inc.	United States	534,760	37,449,243
[a]Berkshire Hathaway Inc., A	United States	151	16,530,725
[a]Berkshire Hathaway Inc., B	United States	42,667	153,814,535
[a]Conseco Inc.	United States	1,112,770	23,245,765
Hartford Financial Services Group Inc.	United States	308,100	30,350,931
Nationwide Financial Services Inc., A	United States	664,300	41,997,046
Old Republic International Corp.	United States	2,374,625	50,484,527
[a,d,e]Olympus Re Holdings Ltd.	United States	16,280	20,676
Prudential Financial Inc.	United States	191,900	18,658,437
The Travelers Cos. Inc.	United States	326,754	17,481,339

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Insurance (continued)
White Mountains Insurance Group Ltd.	United States	128,649	$77,963,867
Zurich Financial Services AG	Switzerland	78,855	24,479,809

			536,985,853

IT Services 0.8%
[a]Alliance Data Systems Corp.	United States	295,980	22,873,335
First Data Corp.	United States	991,690	32,398,512

			55,271,847

Leisure Equipment & Products 0.5%
Mattel Inc.	United States	1,310,910	33,152,914

Machinery 0.2%
Federal Signal Corp.	United States	949,100	15,052,726
[a,d,e]Motor Coach Industries International Inc., wts., 5/27/09	United States	2	—

			15,052,726

Marine 0.8%
A P Moller - Maersk AS	Denmark	4,565	55,209,053

Media 7.7%
[a,c]Adelphia Communications Corp., Contingent Distribution	United States	29,865,000	9,469,801
[a]Adelphia Recovery Trust	United States	29,283,354	2,855,127
[a,c]Adelphia Recovery Trust Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	1,055,945
[a]Cablevision Systems Corp., A	United States	640,855	23,192,542
[a,c]Century Communications Corp., Contingent Distribution	United States	5,487,000	—
Clear Channel Communications Inc.	United States	590,800	22,344,056
[a]Comcast Corp., A	United States	2,152,200	60,175,512
Dow Jones & Co. Inc.	United States	574,820	33,023,409
[a]EchoStar Communications Corp., A	United States	101,930	4,420,704
[a]Liberty Media Holding Corp.-Capital, A	United States	327,624	38,554,792
News Corp., A	United States	3,827,300	81,177,033
Sun-Times Media Group Inc., A	United States	610,420	3,204,705
[a]Time Warner Cable Inc., A	United States	585,728	22,942,966
Time Warner Inc.	United States	3,839,470	80,782,449
[a,e]TVMAX Holdings Inc.	United States	35,609	—
[a]Viacom Inc., B	United States	1,111,720	46,280,904
Virgin Media Inc.	United Kingdom	2,380,334	58,008,740
WPP Group PLC	United Kingdom	1,280,589	19,250,453

			506,739,138

Metals & Mining 1.8%
Alcan Inc.	Canada	239,440	19,466,472
Alcoa Inc.	United States	248,310	10,064,004
Anglo American PLC	South Africa	561,161	33,190,375
Arcelor Mittal	Netherlands	831,576	52,389,926
[d,e,f,i]Esmark Inc.	United States	3,549	2,837,390

			117,948,167

Multi-Utilities 1.4%
KeySpan Corp.	United States	711,700	29,877,166
NorthWestern Corp.	United States	111,131	3,535,077

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Multi-Utilities (continued)
[a,c]NorthWestern Corp., Contingent Distribution	United States	3,365,650	$330,007
[a]NorthWestern Corp., wts., 11/01/07	United States	6,339	59,396
RWE AG	Germany	331,357	35,208,480
Suez SA	France	455,821	26,212,426

			95,222,552

Multiline Retail 0.4%
Dollar General Corp.	United States	1,157,310	25,368,235

Oil, Gas & Consumable Fuels 2.2%
[a,d,e]Anchor Resources LLC	United States	6,820	—
BP PLC	United Kingdom	3,172,010	38,414,151
BP PLC, ADR	United Kingdom	5,100	367,914
Pogo Producing Co.	United States	125,045	6,351,036
Royal Dutch Shell PLC, A	United Kingdom	1,820,194	74,371,568
Total SA, B	France	307,880	25,109,424

			144,614,093

Paper & Forest Products 4.2%
[a]Domtar Corp.	United States	1,751,811	19,550,211
International Paper Co.	United States	2,474,394	96,625,086
MeadWestvaco Corp.	United States	1,583,333	55,923,321
Weyerhaeuser Co.	United States	1,289,982	101,818,279

			273,916,897

Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	United States	962,290	30,369,872
Pfizer Inc.	United States	2,839,030	72,593,997
Sanofi-Aventis	France	484,382	39,399,310
Valeant Pharmaceuticals International	United States	1,144,800	19,106,712

			161,469,891

Real Estate 0.7%
[a]Alexander’s Inc	United States	7,800	3,153,150
[e]Canary Wharf Group PLC	United Kingdom	1,535,898	12,708,637
Link REIT	Hong Kong	6,415,638	14,194,797
Potlatch Corp.	United States	79,914	3,440,298
The St. Joe Co.	United States	160,000	7,414,400
Ventas Inc.	United States	59,000	2,138,750

			43,050,032

Road & Rail 1.2%
[d,e]Florida East Coast Industries Inc.	United States	1,001,113	79,557,759

Semiconductors & Semiconductor Equipment 0.6%
[a]LSI Corp.	United States	5,097,221	38,280,130

Software 1.2%
Microsoft Corp.	United States	2,717,680	80,090,030

Specialty Retail 1.3%
The Home Depot Inc.	United States	2,126,830	83,690,761

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Shares/ Warrants/ Contracts	Value
Long Term Investments (continued)
Common Stocks and Other Equity Interests (continued)
Textiles, Apparel & Luxury Goods 0.1%
Christian Dior SA	France	30,500	$3,971,836

Thrifts & Mortgage Finance 1.8%
Hudson City Bancorp Inc.	United States	3,676,943	44,932,243
Sovereign Bancorp Inc.	United States	1,090,840	23,060,358
Washington Mutual Inc.	United States	1,145,724	48,853,671

			116,846,272

Tobacco 9.3%
Altadis SA	Spain	1,568,558	104,446,005
Altria Group Inc.	United States	1,030,167	72,255,913
British American Tobacco PLC	United Kingdom	4,405,367	150,230,863
British American Tobacco PLC, ADR	United Kingdom	4,300	297,302
Imperial Tobacco Group PLC	United Kingdom	2,140,709	99,184,684
Japan Tobacco Inc.	Japan	7,763	38,324,908
KT&G Corp.	South Korea	1,111,310	78,185,031
Reynolds American Inc.	United States	1,047,690	68,309,388

			611,234,094

Transportation Infrastructure 0.0%[h]
Groupe Eurotunnel SA, wts., 12/30/11	France	163,286	61,878

Wireless Telecommunication Services 0.3%
Alltel Corp.	United States	289,800	19,575,990

Total Common Stocks and Other Equity Interests (Cost $4,631,473,528)			6,063,642,241

Preferred Stocks 0.2%
Diversified Telecommunication Services 0.0%[h]
[d]PTV Inc., 10.00%, pfd., A	United Kingdom	17,300	91,690

Metals & Mining 0.2%
[d,e,f,i]Esmark Inc., 8.00%, cvt. pfd., A	United States	13,200	12,394,276

Total Preferred Stocks (Cost $13,252,326)			12,485,966

Options Purchased 0.3%
Call Option 0.0%[h]
[a]Owens Corning Inc., exercise price $37.50, expiration date 1/02/08, shares	United States	223,431	279,289

Put Options 0.3%
[a]Dow Jones EUROSTOXXX 50, exercise price $4,088.73, expiration date 6/20/08, contracts	United States	50,341	7,732,378
[a]S&P 500 Index, exercise price $1,375, expiration date 6/21/08, contracts	United States	2,818	10,694,310

			18,426,688

Total Options Purchased (Cost $15,315,802)			18,705,977

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Principal Amount[j]		Value
Long Term Investments (continued)
Corporate Bonds & Notes 1.3%
[b]ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35	Canada	1,266,000	CAD	$1,298,812
[d,e]Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	United States	5,127,624		5,160,697
[d,e]Cerberus FIM Investors Commercial Finance LLC, 12.00%, 11/22/13	United States	658,773		663,022
[d,e]Cerberus FIM Investors Commercial Mortgage LLC, 12.00%, 11/22/13	United States	1,127,206		1,134,477
[d,e]Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13	United States	5,370,080		5,404,717
[d,e]Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	United States	11,389,899		11,463,364
[d,e]DecisionOne Corp., 12.00%, 4/15/10	United States	131,117		131,117
Groupe Eurotunnel SA, cvt.,: 3.00%, 7/28/08	France	4,979	GBP	22,996
3.00%, 7/28/08	France	4,300	EUR	13,385
3.00%, 6/28/09	France	4,979	GBP	22,247
3.00%, 6/28/09	France	4,300	EUR	12,949
3.00%, 7/28/10	France	2,472,100	EUR	7,276,984
3.00%, 7/28/10	France	1,720,550	GBP	7,515,638
6.00%, 7/28/10	France	5,727,700	EUR	10,426,263
6.00%, 7/28/10	France	4,452,846	GBP	12,028,165
[d,e,f]International Automotive Components Group NA LLC, 9.00%, 4/01/17	United States	1,456,500		1,456,500
[d,e],[k]Motor Coach Industries International Inc., FRN, 18.36%, 12/01/08	United States	12,598,066		12,976,008
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	7,730,630		7,711,303
[e]TVMAX Holdings Inc., PIK, 11.50%, 9/30/07	United States	29,266		20,486
14.00%, 9/30/07	United States	166,784		116,749
[d,e]Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08	United States	1,690,000		1,690,000

Total Corporate Bonds & Notes (Cost $83,828,978)				86,545,879

Corporate Bonds & Notes in Reorganization 0.2%
[k,l]Collins & Aikman Products Co.,
Revolver, FRN, 11.50%, 8/31/09	United States	275,584		97,832
Tranche B1 Term Loan, FRN, 11.50%, 8/31/11	United States	655,200		232,596
[l]Dana Corp., 6.50%, 3/01/09	United States	1,983,000		2,072,235
5.85%, 1/15/15	United States	6,584,000		6,353,560
7.00%, 3/01/29	United States	1,560,000		1,587,300
senior note, 7.00%, 3/15/28	United States	411,000		413,055
[e,l]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	5,000		25

Total Corporate Bonds & Notes in Reorganization (Cost $8,165,473)				10,756,603

Companies in Liquidation 0.0%[h]
[e]Peregrine Investments Holdings Ltd., 6.70%, 1/15/98	Hong Kong	5,000,000	JPY	304
[e]PIV Investment Finance (Cayman) Ltd.	Hong Kong	12,200,000		244,000

Total Companies in Liquidation (Cost $—)				244,304

Government Agencies (Cost $30,000,000) 0.4%
FHLB, 5.22% - 5.25%, 11/14/07 - 3/05/08	United States	30,000,000		29,974,640

Total Long Term Investments (Cost $4,782,036,107)				6,222,355,610

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Mutual Shares Securities Fund	Country	Principal Amountj/ Shares	Value
Short Term Investments 5.2%
[m]Investments from Cash Collateral Received for Loaned Securities 1.0%
Money Market Fund (Cost $65,983,759) 1.0%
[n]Bank of New York Institutional Cash Reserve Fund, 5.308%	United States	65,983,759	$65,983,759

U.S. Government and Agency Securities 4.2%
[o,p]FHLB, 7/02/07 - 1/11/08	United States	229,271,000	227,504,569
[o]U.S. Treasury Bill, 11/01/07	United States	50,000,000	49,207,000

Total Government Agency Securities (Cost $276,622,409)			276,711,569

Total Short Term Investments (Cost $342,606,168)			342,695,328

Total Investments (Cost $5,124,642,275) 99.6%			6,565,050,938
Securities Sold Short (0.7)%			(44,936,569)
Net Unrealized Loss on Forward Exchange Contracts (0.1)%			(8,877,158)
Other Assets, less Liabilities 1.2%			77,637,532

Net Assets 100.0%			$6,588,874,743

		Shares
[q]Securities Sold Short 0.7%
Asset Management & Custody Banks 0.3%
Mellon Financial Corp.	United States	530,474	23,340,856

Capital Markets 0.3%
State Street Corp.	United States	264,216	18,072,374

Textiles, Apparel & Luxury Goods 0.1%
LVMH Moet Hennessy Louis Vuitton	France	30,434	3,523,339

Total Securities Sold Short (Proceeds $44,224,825)			$44,936,569

Currency Abbreviations

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

Selected Portfolio Abbreviation

ADR - American Depository Receipt

FHLB - Federal Home Loan Bank

FRN - Floating Rate Note

PIK - Payment-In-Kind

REIT - Real Estate Investment Trust

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $2,044,026 representing .03% of net assets.

[c]

Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

[d]	See Note 10 regarding restricted securities.
[e]	Security has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2007, the aggregate value of these securities was $193,163,331 representing 2.93% of net assets.
[f]	See Note 12 regarding other considerations.
[g]	A portion of the security is on loan as of June 30, 2007. See Note 1(h).
[h]	Rounds to less than 0.1% of net assets.
[i]	See Note 11 regarding holdings of 5% voting securities.
[j]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[k]	The coupon rate shown represents the rate at period end.
[l]	Defaulted security. See Note 9.
[m]	See Note 1(h) regarding securities on loan.
[n]	The rate shown is the annualized seven-day yield at period end.
[o]	A portion of the security is traded on a discount basis with no stated coupon rate.
[p]	See Note 1(g) regarding securities segregated with broker for securities sold short.
[q]	See Note 1(g) regarding securities sold short.
[r]	See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Mutual Shares Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$5,041,697,433
Cost - Non-controlled affiliated issuers (Note 11)	16,961,083
Cost - Money Market Fund	65,983,759

Total cost of investments	$5,124,642,275

Value - Unaffiliated issuers (includes securities segregated with broker for securities sold short in the amount of $19,890,040)	$6,483,835,513
Value - Non-controlled affiliated issuers (Note 11)	15,231,666
Value - Money Market Fund	65,983,759

Total value of investments[a]	6,565,050,938
Cash	322,759
Cash on deposit with brokers for securities sold short	71,158,615
Cash on deposit held in escrow	1,310,900
Foreign currency, at value (cost $29,301,176)	29,301,168
Receivables:
Investment securities sold	75,782,123
Capital shares sold	8,969,784
Dividends and interest	9,909,831
Unrealized gain on forward exchange contracts (Note 7)	5,166,327
Other assets	4,487,206

Total assets	6,771,459,651

Liabilities:
Payables:
Investment securities purchased	48,464,120
Capital shares redeemed	2,048,072
Affiliates	6,220,977
Securities sold short, at value (proceeds $44,224,825 )	44,936,569
Payable upon return of securities loaned	65,983,759
Unrealized loss on forward exchange contracts (Note 7)	14,043,485
Accrued expenses and other liabilities	887,926

Total liabilities	182,584,908

Net assets, at value	$6,588,874,743

Net assets consist of:
Paid-in capital	$4,956,912,120
Undistributed net investment income	71,857,052
Net unrealized appreciation (depreciation)	1,430,864,652
Accumulated net realized gain (loss)	129,240,919

Net assets, at value	$6,588,874,743

Class 1:
Net assets, at value	$258,472,127

Shares outstanding	11,977,887

Net asset value and maximum offering price per share	$21.58

Class 2:
Net assets, at value	$6,330,402,616

Shares outstanding	296,390,447

Net asset value and maximum offering price per share	$21.36

[a]	Includes $64,247,770 of securities loaned.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Mutual Shares Securities Fund
Investment income:
Dividends (net of foreign taxes of $5,216,452)
Unaffiliated issuers	$85,598,818
Non-controlled affiliated issuers (Note 11)	588,336
Interest	18,156,476
Income from securities loaned - net	830,746
Other income	4,731,333

Total investment income	109,905,709

Expenses:
Management fees (Note 3a)	17,667,244
Administrative fees (Note 3b)	2,511,901
Distribution fees Class 2 (Note 3c)	7,114,407
Unaffiliated transfer agent fees	2,015
Custodian fees (Note 4)	342,418
Reports to shareholders	309,042
Registration and filing fees	892
Professional fees	149,529
Trustees’ fees and expenses	10,049
Dividends on securities sold short	303,826
Other	63,182

Total expenses	28,474,505
Expense reductions (Note 4)	(8,666)

Net expenses	28,465,839

Net investment income	81,439,870

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	164,570,978
Written options	132,041
Foreign currency transactions	(22,911,375)
Securities sold short	(10,365,296)
Synthetic equity swaps	2,749,661

Net realized gain (loss)	134,176,009

Net change in unrealized appreciation (depreciation) on:
Investments	325,406,099
Translation of assets and liabilities denominated in foreign currencies	2,870,590

Net change in unrealized appreciation (depreciation)	328,276,689

Net realized and unrealized gain (loss)	462,452,698

Net increase (decrease) in net assets resulting from operations	$543,892,568

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Changes in Net Assets

	Mutual Shares Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$81,439,870	$79,563,136
Net realized gain (loss) from investments, written options, securities sold short, synthetic equity swaps and foreign currency transactions	134,176,009	231,700,658
Net change in unrealized appreciation (depreciation) on investments and translation of assets, liabilities denominated in foreign currencies, and deferred taxes	328,276,689	456,274,565

Net increase (decrease) in net assets resulting from operations	543,892,568	767,538,359

Distributions to shareholders from:
Net investment income:
Class 1	(3,972,937)	(3,777,264)
Class 2	(85,861,035)	(52,312,087)
Net realized gains:
Class 1	(8,639,670)	(8,422,207)
Class 2	(210,215,361)	(133,225,285)

Total distributions to shareholders	(308,689,003)	(197,736,843)

Capital share transactions: (Note 2)
Class 1	(12,696,242)	(31,807,250)
Class 2	965,546,357	1,005,621,060

Total capital share transactions	952,850,115	973,813,810

Net increase (decrease) in net assets	1,188,053,680	1,543,615,326
Net assets
Beginning of period	5,400,821,063	3,857,205,737

End of period	$6,588,874,743	$5,400,821,063

Undistributed net investment income included in net assets:
End of period	$71,857,052	$80,251,154

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Mutual Shares Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“margin account”). Periodically, payments are made to recognize changes in value of the contract resulting from interest on the notional value of the contract, market value changes in the underlying security, and/or dividends paid by the issuer of the underlying security. The Fund recognizes a realized gain or loss when cash is received from, or paid to, the broker. Synthetic

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e. Synthetic Equity Swaps (continued)

equity swaps are valued daily by the Fund and the unrealized gains or losses on the contracts (as measured by the difference between the contract amount plus or minus cash received or paid and the market value of the underlying securities) are recorded in the Statement of Operations. The margin account and any net unrealized gains or losses on open synthetic equity swaps are included in the Statement of Assets and Liabilities. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

f. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security or index at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

h. Securities Lending

The Fund may loan securities to certain brokers through a securities lending agent for which it receives initial cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

i. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

i. Income and Deferred Taxes (continued)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

j. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

k. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

l. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	216,225	$4,652,010	242,465	$4,724,220
Shares issued in reinvestment of distributions	580,157	12,612,607	680,015	12,199,471
Shares redeemed	(1,393,615)	(29,960,859)	(2,537,171)	(48,730,941)

Net increase (decrease)	(597,233)	$(12,696,242)	(1,614,691)	$(31,807,250)

Class 2 Shares:
Shares sold	36,214,155	$773,036,514	60,971,125	$1,161,327,145
Shares issued in reinvestment of distributions	13,758,197	296,076,396	10,435,173	185,537,372
Shares redeemed	(4,845,668)	(103,566,553)	(18,030,230)	(341,243,457)

Net increase (decrease)	45,126,684	$965,546,357	53,376,068	$1,005,621,060

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin/Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $5 billion
0.570%	Over $5 billion, up to and including $10 billion
0.550%	Over $10 billion, up to and including $15 billion
0.530%	Over $15 billion, up to and including $20 billion
0.510%	In excess of $20 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets of each class. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $11,771,036.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$5,128,638,334

Unrealized appreciation	$1,515,951,416
Unrealized depreciation	(79,538,812)

Net unrealized appreciation (depreciation)	$1,436,412,604

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities and securities sold short) for the period ended June 30, 2007, aggregated $1,880,598,923 and $990,187,464, respectively.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

6. INVESTMENT TRANSACTIONS (continued)

Transactions in options written during the period ended June 30, 2007, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2006	388	$45,600
Options written	528	129,915
Options expired	(588)	(72,628)
Options exercised	(328)	(102,887)
Options closed	—	—

Options outstanding at June 30, 2007	—	$—

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

Contracts to Buy		Contract Amount[a]	Settlement Date	Unrealized Gain	Unrealized Loss
169,292,617	Swedish Krona	24,669,202	8/15/07	$135,594	$—

Contracts to Sell
259,325,134	Norwegian Krone	43,518,641	7/09/07	—	(450,098)
47,475,156	Swiss Franc	39,408,281	7/09/07	516,772	—
31,309,982	British Pound	61,845,605	7/10/07	—	(1,026,897)
36,598,143	Euro	48,202,520	7/13/07	—	(1,353,667)
3,507,008	Euro	4,744,085	7/18/07	—	(5,456)
41,085,749	Euro	55,858,627	7/18/07	216,205	—
17,251,330	Singapore Dollar	11,312,348	7/24/07	23,380	—
88,239,893	British Pound	175,519,982	8/08/07	—	(1,600,621)
6,090,331	Euro	8,184,004	8/13/07	—	(71,685)
38,343,024	Euro	52,374,462	8/13/07	398,950	—
32,046,042	Australian Dollar	26,630,261	8/14/07	—	(505,337)
515,000,000	Swedish Krona	73,815,434	8/15/07	—	(1,648,438)
181,002,967	Swedish Krona	26,657,285	8/15/07	134,596	—
120,425,955	Euro	160,674,475	8/27/07	—	(2,648,639)
304,118,386	Norwegian Krone	51,013,909	9/07/07	—	(602,590)
23,839,065	Norwegian Krone	4,050,000	9/07/07	4,067	—
115,010,000	Taiwan Dollar	3,500,000	9/07/07	—	(12,830)
31,055,500	Taiwan Dollar	950,000	9/07/07	1,450	—
103,781,315	Euro	139,261,239	9/13/07	—	(1,559,153)
5,921,299,037	Japanese Yen	51,477,023	9/19/07	2,877,843	—
24,980,332	Euro	33,821,830	9/24/07	—	(84,791)
54,815,315	Euro	74,839,501	9/24/07	436,883	—
53,614,609	Canadian Dollar	50,153,984	9/26/07	—	(295,413)
34,485,527,900	Korean Won	36,995,000	9/27/07	—	(428,252)
38,654,830	Euro	52,103,064	10/18/07	—	(397,286)
43,940,012	Euro	59,897,818	10/18/07	219,221	—
62,414,741	Danish Krone	11,363,424	10/23/07	—	(23,052)
219,704,281	Danish Krone	40,281,812	10/23/07	200,615	—
33,000,000	Euro	44,302,500	11/26/07	—	(562,450)
1,700,000	Euro	2,312,867	12/14/07	751	—
54,770,521	Euro	73,868,242	12/14/07	—	(627,972)
6,000,000,000	Japanese Yen	49,668,874	12/19/07	—	(138,858)

Unrealized gain (loss) on forward exchange contracts				5,166,327	(14,043,485)

Net unrealized gain (loss) on forward exchange contracts				$—	$(8,877,158)

[a]	In U.S. Dollar unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. DEFAULTED SECURITIES

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. At June 30, 2007, the aggregate value of these securities was $10,756,603, representing 0.16% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

10. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At June 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
56,216	AboveNet Inc.	10/02/01-11/25/03	$2,933,131	$2,227,840
78	AboveNet Inc., options to purchase (shares), exercise price $20.95, expiration date 9/09/13	4/17/06-09/08/06	—	2,172
2,231	AboveNet Inc., wts., 9/08/08	10/02/01-10/02/03	279,787	74,069
2,625	AboveNet Inc., wts., 9/08/10	10/02/01-10/02/03	300,103	78,750
6,820	Anchor Resources LLC	6/29/04	—	—
1,718,514	Cerberus FIM Investors Auto Finance LLC	11/20/06	1,718,514	1,729,598
5,127,624	Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13	11/20/06	5,127,624	5,160,697
219,591	Cerberus FIM Investors Commercial Finance LLC	11/20/06	219,591	221,007
658,773	Cerberus FIM Investors Commercial Finance LLC, 12.00% 11/22/13	11/20/06	658,773	663,022
375,735	Cerberus FIM Investors Commercial Mortgage LLC	11/20/06	375,735	378,158
1,127,206	Cerberus FIM Investors Commercial Mortgage LLC, 12.00% 11/22/13	11/20/06	1,127,206	1,134,477
1,790,026	Cerberus FIM Investors Insurance LLC	11/20/06	1,790,026	1,801,572
5,370,080	Cerberus FIM Investors Insurance LLC, 12.00% 11/22/13	11/20/06	5,370,080	5,404,717
3,796,633	Cerberus FIM Investors Rescap LLC	11/20/06	3,796,633	3,821,121
11,389,899	Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13	11/20/06	11,389,899	11,463,364
108,227	DecisionOne Corp.	3/12/99-7/18/00	76,619	77,166
131,117	DecisionOne Corp., 12.00%, 4/15/10	3/12/99-4/16/07	286,706	131,117
4,825	Elephant Capital Holdings Ltd.	8/29/03-3/22/07	171,909	5,906,523
3,549	Esmark Inc.	7/28/06	3,760,657	2,837,390
13,200	Esmark Inc., 8.00%, cvt. pfd., A	11/08/04-1/11/07	13,200,426	12,394,276

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

10. RESTRICTED SECURITIES (continued)

Principal Amount/ Shares/Warrants/ Contracts	Issuer	Acquisition Dates	Cost	Value
1,001,113	Florida East Coast Industries Inc.	5/05/97-7/15/04	$30,413,544	$79,557,759
1,451,684	International Automotive Components Group Brazil LLC	4/13/06-8/21/06	868,763	10,597,293
269,643	International Automotive Components Group Japan LLC	9/26/06-3/27/07	2,343,097	2,189,461
6,170,474	International Automotive Components Group LLC	1/12/06-10/16/06	6,173,501	6,170,474
2,365,400	International Automotive Components Group NA LLC	3/30/07	2,400,881	2,365,400
1,456,500	International Automotive Components Group NA LLC, 9.00%, 4/01/17	3/30/07	1,478,348	1,456,500
169,244	Kindred Healthcare Inc.	4/28/99-3/29/06	2,048,722	4,939,217
	Kindred Healthcare Inc., options to purchase (shares):		—
450	exercise price $23.75, expiration date 7/17/11	7/17/02-7/17/05	—	2,445
134	exercise price $26.00, expiration date 1/01/12	1/01/03-1/01/06	17	427
133	exercise price $9.07, expiration date 1/01/13	1/01/04-1/01/07	—	2,675
99	exercise price $25.99, expiration date 1/01/14	1/01/05-1/01/06	—	316
56	exercise price $27.90, expiration date 1/10/15	1/06/06	—	72
28	exercise price $28.89, expiration date 1/10/16	1/09/07	—	8
12,396,580	Motor Coach Industries International Inc., FRN, 18.36%, 12/01/08	5/07/04-2/28/07	12,396,580	12,976,008
2	Motor Coach Industries International Inc., wts., 5/27/09	3/30/07	—	—
23,570	NCB Warrant Holdings Ltd., A	12/16/05	—	2,599,535
16,280	Olympus Re Holdings Ltd.	12/19/01	1,628,000	20,676
250,462	Owens Corning Inc. (restricted)	10/20/06-12/20/06	7,065,141	8,001,885
223,431	Owens Corning Inc., exercise price $37.50, expiration date 1/02/08, shares	1/03/07	23,382	279,289
17,300	PTV Inc., 10.00%, pfd., A	12/07/01-3/06/02	51,900	91,960
1,690,000	Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08	3/16/2007	1,690,000	1,690,000

	Total Restricted Securities (2.86% of Net Assets)			$188,448,436

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended June 30, 2007, were as shown below.

Name of Issuer	Number of Shares Held At Beginning of Year	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income (Loss)	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Esmark Inc.	3,549	—	—	3,549	$2,837,390	$56,784	$—
Esmark Inc., 8.00%, cvt. pfd., A	12,918	282	—	13,200	12,394,276	531,552

Total Affiliated Securities (0.23% of Net Assets)					$15,231,666	$588,336	$—

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Mutual Shares Securities Fund

12. OTHER CONSIDERATIONS

Officers, directors or employees of Fund’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the investment Manager of material non-public information which, pursuant to the Fund’s policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

13. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

14. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, to approve amendments to certain of the Trust’s fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Trust's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson, and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and to approve amendments to certain of the Trust's fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Trust's fundamental investment restrictions. No other business was transacted at the meeting. The results of the voting at the meeting are as follows:

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	226,417,865.558	85.766%	90.855%
Against	5,967,085.311	2.261%	2.394%
Abstain	11,719,424.192	4.439%	4.703%
Broker Non-Votes	5,104,585.441	1.934%	2.048%

Total	249,208,960.502	94.400%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Trust’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	227,410,184.489	86.142%	91.289%
Against	9,971,170.900	3.777%	4.003%
Abstain	11,727,725.947	4.443%	4.708%

Total	249,109,081.336	94.362%	100.000%

(b) To amend the Trust’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	229,831,742.244	87.060%	92.261%
Against	7,824,043.751	2.963%	3.141%
Abstain	11,453,295.341	4.339%	4.598%

Total	249,109,081.336	94.362%	100.000%

(c) To amend the Trust’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	229,039,379.088	86.759%	91.943%
Against	9,159,998.582	3.470%	3.678%
Abstain	10,909,703.666	4.133%	4.379%

Total	249,109,081.336	94.362%	100.000%

(d) To amend the Trust’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	230,420,372.879	87.283%	92.498%
Against	8,116,115.938	3.074%	3.258%
Abstain	10,572,592.519	4.005%	4.244%

Total	249,109,081.336	94.362%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Trust’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(e) To amend the Trust’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	228,696,993.673	86.630%	91.806%
Against	8,844,072.461	3.350%	3.550%
Abstain	11,568,015.202	4.382%	4.644%

Total	249,109,081.336	94.362%	100.000%

(f) To amend the Trust’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	230,116,550.667	87.167%	92.376%
Against	7,829,024.617	2.966%	3.143%
Abstain	11,163,506.052	4.229%	4.481%

Total	249,109,081.336	94.362%	100.000%

(g) To amend the Trust’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	229,731,127.866	87.021%	92.221%
Against	7,614,709.569	2.885%	3.057%
Abstain	11,763,243.901	4.456%	4.722%

Total	249,109,081.336	94.362%	100.000%

(h) To amend the Trust’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	232,540,528.836	88.086%	93.349%
Against	6,098,051.306	2.310%	2.448%
Abstain	10,470,501.194	3.966%	4.203%

Total	249,109,081.336	94.362%	100.000%

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 4. To approve the elimination of certain of the Trust's fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	231,273,418.805	87.606%	92.840%
Against	8,899,050.278	3.371%	3.573%
Abstain	8,936,612.253	3.385%	3.587%

Total	249,109,081.336	94.362%	100.000%

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Developing Markets Securities Fund – Class 2 delivered a +15.02% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments and normally invests primarily to predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned +17.75% and +18.83% for the same period.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

During the six months under review, emerging market equities recorded strong positive performance, despite volatility in Asia. A sharp sell-off in China’s Shanghai (A shares) stock market in late February triggered widespread selling that resonated throughout the global markets. Furthermore, investor concerns about weakness in the U.S. subprime mortgage market and its implications for the greater economy, as well as currency volatility, led to more selling. Although some investors chose to lock in gains accrued over the past few years, most concerns proved to be short-lived as investor confidence was restored in the second half of the reporting period. Many market participants used the correction as an opportunity to build positions at more attractive prices, and the markets recovered.

In February, China’s A shares market correction preceded the annual National People’s Congress meeting in March against an uncertain backdrop of feverish growth rates and record high valuations. The government attempted to cool the economy by tripling the stamp duty paid on share transactions to 0.3%, which subsequently, in May, led to the Chinese stock market’s largest single-day decline since February. Although both corrections were relatively brief, the scope of February’s adjustment was widespread, whereas May’s drop was limited mostly to Asia.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Investing in emerging markets is subject to all the risks of foreign investing generally as well as additional, heightened risks, including currency fluctuations, economic instability, market volatility, political and social instability, the relatively smaller size and lesser liquidity of these markets, and less effective or irregular government supervision and regulation of business and industry practices. The Fund’s prospectus also includes a description of the main investment risks.

Regionally, Latin American markets were among the top performers as the region continued to experience net fund inflows and major regional currencies strengthened against the U.S. dollar. In Asian markets, China, South Korea and Thailand outperformed their emerging market counterparts despite political conflict in Thailand and concerns of a potentially overheating economy in China. Key European markets such as Turkey, Poland and Hungary recorded robust performances, while Russian equities ended the period lower. Investors were cautious and stayed on the sidelines in Russia due to negative media exposure, an unsuccessful Russia-European Union summit and strained relations with the U.S. Despite South Africa’s strong year-over-year growth statistics, its economy lost momentum during the first half of the reporting period primarily due to the nation’s deteriorating inflationary outlook. South Africa’s stock market lagged those of other emerging markets.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value and cash flow potential. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

During the six months under review, strong performance of the Fund’s investments in the materials, energy, telecommunication services and bank sectors contributed to Fund returns.2 Notably, many of the Fund’s top sector contributors were also among the Fund’s leading individual contributors to absolute performance during the review period. In the materials sector, growing global demand for commodities drove performance of Fund holdings in global diversified mining company Companhia Vale do Rio Doce (Brazil) and metals producer Aluminum Corp. of China (or Chalco). Likewise, the Fund benefited from leading

2. The materials sector comprises chemicals, construction materials, and metals and mining in the Statement of Investments (SOI). The energy sector comprises energy equipment and services and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The bank sector comprises commercial banks in the SOI.

South Korean energy company SK Corp. and Turkish oil refiner Tupras-Turkiye Petrol Rafineleri as energy prices rose. These companies benefited from a rebound in oil and commodity prices during the reporting period and growing demand for energy and metals in China as well as other emerging market economies.

Telecommunication services companies that performed well during the review period included Malaysia-based Maxis Communications and a new Fund position in Latin America-based wireless services provider America Movil. The Fund exited its Maxis position in a tender offer during the review period, thereby eliminating its Malaysian exposure. Within banks, the Fund benefited from strong stock price appreciation of its holdings in Akbank (Turkey) and OTP Bank (Hungary).

Geographically, our investments in Turkey, Brazil and China made noteworthy contributions to performance. In addition to the previously mentioned Fund holdings, Arcelik, Turkey’s largest home appliance manufacturer; Petroleo Brasileiro (or Petrobras), Brazil’s national oil and gas company; and Shanghai Industrial Holdings, a major Chinese conglomerate with industrial, retail, infrastructure and pharmaceuticals operations, were strong regional performers that supported absolute Fund returns.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

The Fund also had some detractors. On a sector basis, Fund investments in retail, software and services, and real estate weighed on performance.3 New Fund positions in South Africa’s Foschini and India’s Tata Consultancy Services, were major detractors in the retail

3. The retail sector comprises specialty retail in the SOI. The software and services sector comprises IT services in the SOI. The real estate sector comprises real estate management and development in the SOI.

and software and services sectors, as both stocks declined in value for the time that we held them. However, at period-end, we continued to hold these stocks consistent with our long-term strategy, as we believed both companies were well positioned to benefit from growing demand for their respective products and services. For example, a large number of new shopping centers in South Africa was positive for Foschini, a major fashion, cosmetics and jewelry retailer, as it opened several new stores and sales were strong. In addition, we believed the continued outsourcing trend to Indian Internet technology consulting companies such as Tata Consultancy could benefit the company.

By country, the Fund’s exposure to United Arab Emirates (UAE) was a key detractor from performance. The Fund had only one UAE holding, major regional real estate developer Emaar Properties, which also was a new holding during the reporting period. We invested in Emaar Properties based on our belief that it was well positioned to gain from rapid development in the Gulf region. Emaar was also the Fund’s only detractor in the real estate sector.

Contrary to the dominant global trend in higher oil and commodity prices, it was notable that Russian oil companies LUKOIL and Gazprom were among the Fund’s leading detractors from performance. In addition, the Fund’s investment in South Korean semiconductor company Samsung Electronics also weighed on Fund results during the reporting period. By period-end, the Fund no longer held positions in Gazprom and Samsung Electronics.

One of our major investment themes focused on high oil and commodity prices, which led us to increase some holdings in the oil and gas, and metals and mining industries. We believed the trend of growing global demand for energy and metals could drive higher corporate earnings and thus higher equity prices for companies in these industries. As a result, we made significant investments in Mining and Metallurgical Co. Norilsk Nickel (Russia), one of the world’s largest platinum companies and nickel producers, China Petroleum and Chemical (or Sinopec), China’s largest integrated energy company, and OMV (Austria), one of Central and Eastern Europe’s leading oil and gas groups.

The growing consumer sector in emerging markets was another investment theme this reporting period. Based on our belief that the trend in growing demand for consumer products and services will continue,

Top 10 Holdings

Templeton Developing Markets

Securities Fund

6/30/07

Company Sector/Industry, Country	% of Total Net Assets

Remgro Ltd.	3.4%
Diversified Financial Services, South Africa

Mining and Metallurgical Co. Norilsk Nickel	3.0%
Metals & Mining, Russia

Akbank TAS	2.9%
Commercial Banks, Turkey

PetroChina Co. Ltd., H	2.8%
Oil, Gas & Consumable Fuels, China

Companhia Vale do Rio Doce, ADR, pfd., A	2.7%
Metals & Mining, Brazil

Petroleo Brasileiro SA, ADR, pfd.	2.7%
Oil, Gas & Consumable Fuels, Brazil

Aluminum Corp. of China Ltd., H	2.6%
Metals & Mining, China

America Movil SAB de CV, L, ADR	2.4%
Wireless Telecommunication Services, Mexico

Anglo American PLC	2.3%
Metals & Mining, U.K.

SK Corp.	2.0%
Oil, Gas & Consumable Fuels, South Korea

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

we increased our holdings in the retail, consumer services and telecommunication services sectors.4 Key purchases included the aforementioned Foschini and America Movil, as well as Grupo Televisa, one of Latin America’s largest media groups.

During the six months under review, the Fund substantially increased its Latin American exposure in Brazil, Mexico and Argentina. We believed the region should continue to benefit from greater investment inflows and from high commodity prices for the region’s exports. We feel that the Brazilian government’s recently established US$236 billion growth acceleration program, which focused on infrastructure investment as a means to stimulate sustainable economic growth, was also positive for the nation’s outlook. We also increased the Fund’s exposure to some South African companies as we believed rising middle-class incomes and greater domestic demand should lead to higher consumption. In Asia, the Fund added to its investments in India, and China via Hong Kong-listed H shares. Both countries continued to record robust economic growth and greater domestic demand, which we believe should benefit their consumer-related sectors.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

4. The consumer services sector comprises hotels, restaurants and leisure in the SOI.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/07

% of Total Net Assets

Brazil	13.7%

South Africa	12.9%

China	12.2%

Turkey	10.0%

Russia	8.0%

Taiwan	7.5%

Mexico	5.9%

South Korea	4.7%

Hungary	4.2%

U.S.	3.7%

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract level. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Developing Markets Securities Fund Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,150.20	$9.12
Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.55

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.71%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006		2005		2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.92	$10.99		$8.73		$7.14	$4.71	$4.78

Income from investment operations[a]:
Net investment income[b]	0.18	0.24		0.17		0.11	0.13	0.07
Net realized and unrealized gains (losses)	1.92	2.84		2.23		1.62	2.38	(0.06)

Total from investment operations	2.10	3.08		2.40		1.73	2.51	0.01

Less distributions from:
Net investment income	(0.40)	(0.15)		(0.14)		(0.14)	(0.08)	(0.08)
Net realized gains	(1.19)	—		—		—	—	—

Total distributions	(1.59)	(0.15)		(0.14)		(0.14)	(0.08)	(0.08)

Redemption fees	— [e]	—	[e]	—	[e]	—	—	—

Net asset value, end of period	$14.43	$13.92		$10.99		$8.73	$7.14	$4.71

Total return[c]	15.20%	28.43%		27.76%		24.83%	53.74%	0.04%
Ratios to average net assets[d]
Expenses	1.46% [f]	1.47%	[f]	1.53%	[f]	1.54% [f]	1.55%	1.58%
Net investment income	2.56%	1.93%		1.77%		1.52%	2.35%	1.45%
Supplemental data
Net assets, end of period (000’s)	$770,847	$749,120		$651,826		$477,290	$359,299	$225,454
Portfolio turnover rate	40.93%	53.65%		31.24%		55.67%	46.20%	57.91%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006		2005		2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.79	$10.90		$8.67		$7.09	$4.69	$4.76

Income from investment operations[a]:
Net investment income[b]	0.16	0.20		0.14		0.09	0.11	0.06
Net realized and unrealized gains (losses)	1.90	2.82		2.21		1.63	2.35	(0.06)

Total from investment operations	2.06	3.02		2.35		1.72	2.46	—

Less distributions from:
Net investment income	(0.37)	(0.13)		(0.12)		(0.14)	(0.06)	(0.07)
Net realized gains	(1.19)	—		—		—	—	—

Total distributions	(1.56)	(0.13)		(0.12)		(0.14)	(0.06)	(0.07)

Redemption fees	— [e]	—	[e]	—	[e]	—	—	—

Net asset value, end of period	$14.29	$13.79		$10.90		$8.67	$7.09	$4.69

Total return[c]	15.02%	28.09%		27.43%		24.71%	52.99%	(0.15)%
Ratios to average net assets[d]
Expenses	1.71% [f]	1.72%	[f]	1.78%	[f]	1.79% [f]	1.80%	1.83%
Net investment income	2.31%	1.68%		1.52%		1.27%	2.10%	1.20%
Supplemental data
Net assets, end of period (000’s)	$951,443	$857,514		$650,646		$327,569	$170,953	$80,952
Portfolio turnover rate	40.93%	53.65%		31.24%		55.67%	46.20%	57.91%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Developing Markets Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 3		2006		2005		2004[g]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.78	$10.90		$8.68		$7.13

Income from investment operations[a]:
Net investment income[b]	0.17	0.20		0.04		0.08
Net realized and unrealized gains (losses)	1.88	2.83		2.32		1.61

Total from investment operations	2.05	3.03		2.36		1.69

Less distributions from:
Net investment income	(0.38)	(0.15)		(0.14)		(0.14)
Net realized gains	(1.19)	—		—		—

Total distributions	(1.57)	(0.15)		(0.14)		(0.14)

Redemption fees	— [e]	—	[e]	—	[e]	—

Net asset value, end of period	$14.26	$13.78		$10.90		$8.68

Total return[c]	14.99%	28.17%		27.45%		24.15%
Ratios to average net assets[d]
Expenses	1.71% [f]	1.72%	[f]	1.78%	[f]	1.54% [f]
Net investment income	2.31%	1.68%		1.52%		1.52%
Supplemental data
Net assets, end of period (000’s)	$62,368	$43,372		$11,521		$12
Portfolio turnover rate	40.93%	53.65%		31.24%		55.67%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	For the period May 1, 2004 (effective date) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Developing Markets Securities Fund	Industry	Shares/ Rights	Value
Long Term Investments 95.8%
Argentina 0.5%
Tenaris SA, ADR	Energy Equipment & Services	172,807	$8,460,631

Austria 1.4%
Erste Bank der oesterreichischen Sparkassen AG	Commercial Banks	90,500	7,079,500
OMV AG	Oil, Gas & Consumable Fuels	264,550	17,719,496

			24,798,996

Brazil 13.7%
AES Tiete SA	Independent Power Producers & Energy Traders	137,315,345	5,231,807
Banco Bradesco SA, ADR, pfd.	Commercial Banks	1,063,144	25,632,402
Companhia de Bebidas das Americas (AmBev)	Beverages	45,765	32,027
Companhia de Bebidas das Americas (AmBev)	Beverages	9,859,656	7,027,643
Companhia Vale do Rio Doce, ADR, pfd., A	Metals & Mining	1,291,950	48,706,515
CPFL Energia SA	Electric Utilities	518,748	10,422,825
Investimentos Itau SA, pfd.	Commercial Banks	4,163,794	26,138,380
Itausa - Investimentos Itau SA, ADR, pfd.	Commercial Banks	27,439	169,689
Localiza Rent a Car SA	Road & Rail	498,405	5,619,361
[a,b]Marfrig Frigorificos e Comercio De Alimentos SA, 144A	Food & Staples Retailing	580,800	5,512,647
Natura Cosmeticos SA	Personal Products	1,704,143	24,734,853
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	446,022	47,581,627
Porto Seguro SA	Insurance	7,973	305,843
Souza Cruz SA	Tobacco	639,338	15,344,642
Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd.	Commercial Banks	171,100	19,312,057
[a,b]Wilson Sons Ltd., IDR, 144A	Transportation Infrastructure	196,662	2,854,459

			244,626,777

Chile 0.3%
Embotelladora Andina SA, pfd., A	Beverages	1,798,231	5,931,043

China 12.2%
Aluminum Corp. of China Ltd., H	Metals & Mining	27,550,000	46,438,721
[a]Bank of China Ltd., H	Commercial Banks	3,513,000	1,743,224
China Mobile Ltd.	Wireless Telecommunication Services	1,621,113	17,405,128
[a]China Molybdenum Co. Ltd., H	Metals & Mining	4,590,000	8,864,064
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	29,596,000	32,741,032
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	165,000	576,089
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	28,792,000	16,938,420
CNOOC Ltd.	Oil, Gas & Consumable Fuels	16,745,000	18,974,140
Denway Motors Ltd.	Automobiles	18,950,234	8,967,255
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	34,160,000	50,328,452
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	3,075,000	11,798,033
Travelsky Technology Ltd., H	IT Services	3,256,000	2,785,824

			217,560,382

Czech Republic 0.2%
Philip Morris CR AS	Tobacco	6,050	3,145,556

Egypt 0.0%[c]
Commercial International Bank Ltd.	Commercial Banks	17,222	184,548

Hong Kong 0.9%
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	270,000	3,535,957
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	524,000	1,933,394

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares/ Rights	Value
Long Term Investments (continued)
Hong Kong (continued)
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	994,033	$4,493,029
Hopewell Holdings Ltd.	Transportation Infrastructure	1,455,000	5,936,041

			15,898,421

Hungary 4.2%
Magyar Telekom PLC	Diversified Telecommunication Services	2,733,482	14,902,277
MOL Hungarian Oil and Gas Nyrt.	Oil, Gas & Consumable Fuels	193,095	29,306,512
OTP Bank Ltd.	Commercial Banks	471,394	27,378,096
Richter Gedeon Nyrt.	Pharmaceuticals	15,338	3,084,240

			74,671,125

India 3.5%
[d]Ashok Leyland Ltd.	Machinery	4,520,000	4,216,064
Gail India Ltd.	Gas Utilities	867,330	6,601,553
Hero Honda Motors Ltd.	Automobiles	30,462	517,835
Hindalco Industries Inc.	Metals & Mining	78,000	308,247
Hindustan Unilever Ltd.	Household Products	591,000	2,754,111
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	373,373	4,083,379
National Aluminium Co. Ltd.	Metals & Mining	412,619	2,637,096
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	650,818	14,488,229
Shipping Corp. of India Ltd.	Marine	123,386	594,475
[a]Tata Chemicals Ltd.	Chemicals	55,795	342,962
Tata Consultancy Services Ltd.	IT Services	829,100	23,512,478
Tata Motors Ltd.	Machinery	148,300	2,450,930

			62,507,359

Israel 0.1%
[a]Taro Pharmaceutical Industries Ltd.	Pharmaceuticals	306,702	2,039,568

Mexico 5.9%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	697,558	43,199,767
Cemex SAB de CV, CPO, ADR	Construction Materials	235,644	8,695,264
Grupo Modelo SAB de CV, C	Beverages	1,620,209	8,825,860
Grupo Televisa SA	Media	1,505,850	8,321,384
Kimberly Clark de Mexico SAB de CV, A	Household Products	4,209,720	18,314,312
Telefonos de Mexico SAB de CV (TELMEX), L, ADR	Diversified Telecommunication Services	474,564	17,981,230

			105,337,817

Pakistan 0.7%
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	106,312	210,481
Pakistan Telecommunications Corp., A	Diversified Telecommunication Services	13,831,808	13,029,467

			13,239,948

Panama 0.2%
Banco Latinoamericano de Exportaciones SA, E	Commercial Banks	230,200	4,327,760

Philippines 0.4%
San Miguel Corp., B	Beverages	4,239,593	7,521,563

Poland 0.5%
[a]Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	461,144	9,098,805

Russia 8.0%
Bank Of Moscow	Commercial Banks	25,338	1,468,206
[b]Evraz Group SA, GDR, 144A	Metals & Mining	235,720	9,676,306

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares/ Rights	Value
Long Term Investments (continued)
Russia (continued)
LUKOIL, ADR	Oil, Gas & Consumable Fuels	195,908	$14,937,985
LUKOIL, ADR	Oil, Gas & Consumable Fuels	64,768	4,935,322
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	255,362	53,370,658
Mobile Telesystems, ADR	Wireless Telecommunication Services	143,300	8,679,681
Novolipetsk Steel (NLMK)	Metals & Mining	3,232,000	9,534,400
OAO TMK, GDR	Energy Equipment & Services	94,000	3,429,120
TNK-BP	Oil, Gas & Consumable Fuels	5,280,460	11,564,207
[a]Unified Energy Systems	Electric Utilities	6,950,700	9,418,198
[a]Vsmpo-Avisma Corp.	Metals & Mining	3,339	1,013,795
[a,b]VTB Bank OJSC, 144A, GDR	Commercial Banks	368,772	4,049,117
[a]VTB Bank OJSC, GDR	Commercial Banks	912,000	10,013,760

			142,090,755

Singapore 1.0%
ComfortDelGro Corp. Ltd.	Road & Rail	6,339,000	9,023,487
Fraser and Neave Ltd.	Industrial Conglomerates	2,657,005	9,455,534

			18,479,021

South Africa 12.9%
[a]Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	1,230,761	6,445,599
Barloworld Ltd.	Industrial Conglomerates	160,000	4,461,430
Foschini Ltd.	Specialty Retail	1,612,389	13,923,829
Imperial Holdings Ltd.	Air Freight & Logistics	832,335	17,176,850
JD Group Ltd.	Specialty Retail	1,702,009	17,101,998
Kersaf Investments Ltd.	Hotels Restaurants & Leisure	175,356	3,636,186
Lewis Group Ltd.	Specialty Retail	1,326,161	11,544,077
Massmart Holdings Ltd.	Food & Staples Retailing	106,590	1,302,012
MTN Group Ltd.	Wireless Telecommunication Services	1,880,460	25,658,364
Naspers Ltd., N	Media	597,502	15,392,125
Nedbank Group Ltd.	Commercial Banks	870,672	16,267,332
Remgro Ltd.	Diversified Financial Services	2,267,625	60,630,483
Reunert Ltd.	Electronic Equipment & Instruments	812,367	8,727,340
Standard Bank Group Ltd.	Commercial Banks	381,892	5,313,515
Tiger Brands Ltd.	Food Products	571,994	14,694,538
Truworths International Ltd.	Specialty Retail	1,545,808	7,986,128

			230,261,806

South Korea 4.7%
GS Holdings Corp.	Oil, Gas & Consumable Fuels	84,800	4,121,139
Hana Financial Group Inc.	Commercial Banks	93,148	4,541,961
Kangwon Land Inc.	Hotels Restaurants & Leisure	775,155	17,996,617
Shinhan Financial Group Co. Ltd.	Commercial Banks	331,000	20,134,430
SK Corp.	Oil, Gas & Consumable Fuels	248,030	36,107,842

			82,901,989

Sweden 1.2%
Oriflame Cosmetics SA, SDR	Personal Products	459,938	21,683,454

Taiwan 7.5%
Catcher Technology Co. Ltd.	Computers & Peripherals	97,000	911,042
D-Link Corp.	Communications Equipment	5,867,411	13,978,560
MediaTek Inc.	Semiconductors & Semiconductor Equipment	737,770	11,537,515

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Industry	Shares/ Rights	Value
Long Term Investments (continued)
Taiwan (continued)
Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,729,000	$9,083,323
President Chain Store Corp.	Food & Staples Retailing	6,836,144	19,543,771
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	1,584,386	7,888,055
Siliconware Precision Industries Co.	Semiconductors & Semiconductor Equipment	11,665,521	24,870,292
Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	5,880,971	14,711,409
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,627,302	4,459,343
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	9,411,414	20,380,857
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	12,012,000	7,282,780

			134,646,947

Thailand 1.9%
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	4,126,367	9,143,145
Siam Cement Public Co. Ltd., fgn.	Construction Materials	1,736,714	13,481,227
Siam Commercial Bank Public Co. Ltd., fgn.	Commercial Banks	1,619,257	3,423,773
Thai Airways International Public Co. Ltd., fgn.	Airlines	2,026,600	2,538,753
Thai Beverages Co. Ltd., fgn.	Beverages	26,070,000	4,426,001
[a]True Corp. Public Co. Ltd., fgn., rts., 3/28/08	Diversified Telecommunication Services	344,616	—

			33,012,899

Turkey 10.0%
Akbank TAS	Commercial Banks	9,441,220	52,511,167
Anadolu Efes Biracilik Ve Malt Sanayii AS	Beverages	176,377	7,055,080
Arcelik AS, Br.	Household Durables	2,594,781	22,339,829
[a]Hurriyet Gazete	Media	411,500	1,141,227
Tupras-Turkiye Petrol Rafineleri AS	Oil, Gas & Consumable Fuels	1,431,564	34,357,536
[a]Turk Hava Yollari Anonim Ortakligi	Airlines	420,000	3,088,000
[a,b]Turk Hava Yollari Anonim Ortakligi, 144A	Airlines	1,785,000	13,124,000
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	3,694,128	24,908,977
Turkiye Vakiflar Bankasi T.A.O., D	Commercial Banks	7,595,624	19,560,540

			178,086,356

United Arab Emirates 0.7%
Emaar Properties PJSC	Real Estate Management & Development	3,840,000	12,389,289

United Kingdom 3.1%
Anglo American PLC	Metals & Mining	711,625	41,247,054
HSBC Holdings PLC	Commercial Banks	170,293	3,103,523
Provident Financial PLC	Consumer Finance	843,833	11,905,351

			56,255,928

United States 0.1%
[a]CTC Media Inc.	Media	40,600	1,101,884

Total Long Term Investments (Cost $1,141,526,358)			1,710,260,627

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Developing Markets Securities Fund	Principal Amount	Value
Short Term Investments 3.6%
U.S. Government and Agency Securities 3.6%
[e]FFCB, 7/02/07	$48,822,000	$48,822,000
[e]FHLB, 7/05/07	15,000,000	14,993,655

Total U.S. Government and Agency Securities (Cost $63,791,846)		63,815,655

Total Investments (Cost $1,205,318,204) 99.4%		1,774,076,282
Net Unrealized Gain on Total Return Swaps 0.0%[c]		10,120
Other Assets, less Liabilities 0.6%		10,572,228

Net Assets 100.0%		$1,784,658,630

Selected Portfolio Abbreviations

ADR - American Depository Receipt

CPO - Certificates of Ordinary Participation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

GDR - Global Depository Receipt

IDR - International Depository Receipt

SDR - Swedish Depository Receipt

[a]Non-income	producing for the twelve months ended June 30, 2007.
[b]Security

was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $35,216,529, representing 1.97% of net assets.

[c]Rounds	to less than 0.1% of net assets.
[d]See	Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
[e]The	security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Developing Markets Securities Fund
Assets:
Investments in securities:
Cost	$1,205,318,204

Value	$1,774,076,282
Cash	251,158
Foreign currency, at value (cost $9,154,329)	9,241,951
Receivables:
Investment securities sold	40,458,097
Capital shares sold	974,952
Dividends	4,457,034
Foreign tax	74,982
Unrealized gain on swap agreements (Note 7)	10,120

Total assets	1,829,544,576

Liabilities:
Payables:
Investment securities purchased	40,042,172
Capital shares redeemed	1,905,007
Affiliates	2,309,790
Deferred taxes	262,046
Accrued expenses and other liabilities	366,931

Total liabilities	44,885,946

Net assets, at value	$1,784,658,630

Net assets consist of:
Paid-in capital	$1,069,779,641
Distributions in excess of net investment income	(8,531,570)
Net unrealized appreciation (depreciation)	568,662,639
Accumulated net realized gain (loss)	154,747,920

Net assets, at value	$1,784,658,630

Class 1:
Net assets, at value	$770,847,380

Shares outstanding	53,432,125

Net asset value and maximum offering price per share	$14.43

Class 2:
Net assets, at value	$951,442,954

Shares outstanding	66,571,249

Net asset value and maximum offering price per share	$14.29

Class 3:
Net assets, at value	$62,368,296

Shares outstanding	4,372,954

Net asset value and maximum offering price per share[a]	$14.26

[a]	Redemption price is equal to net asset value less redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Developing Markets Securities Fund
Investment income:
Dividends (net of foreign taxes of $2,456,454)	$31,078,039
Interest	1,942,204

Total investment income	33,020,243

Expenses:
Management fees (Note 3a)	10,086,954
Administrative fees (Note 3b)	900,076
Distribution fees: (Note 3c)
Class 2	1,076,043
Class 3	61,499
Unaffiliated transfer agent fees	929
Custodian fees (Note 4)	748,298
Reports to shareholders	185,388
Professional fees	38,849
Trustees’ fees and expenses	4,293
Other	22,986

Total expenses	13,125,315
Expense reductions (Note 4)	(4,961)

Net expenses	13,120,354

Net investment income	19,899,889

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $22,340)	157,003,490
Foreign currency transactions	(304,297)

156,699,193

Net change in unrealized appreciation (depreciation) on:
Investments	57,251,585
Translation of assets and liabilities denominated in foreign currencies	101,675
Change in deferred taxes on unrealized appreciation	(42,577)

Net change in unrealized appreciation (depreciation)	57,310,683

Net realized and unrealized gain (loss)	214,009,876

Net increase (decrease) in net assets resulting from operations	$233,909,765

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Developing Markets Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$19,899,889	$27,347,665
Net realized gain (loss) from investments and foreign currency transactions	156,699,193	178,863,896
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, and deferred taxes	57,310,683	155,105,624

Net increase (decrease) in net assets resulting from operations	233,909,765	361,317,185

Distributions to shareholders from:
Net investment income:
Class 1	(19,271,639)	(8,939,497)
Class 2	(21,816,921)	(8,560,133)
Class 3	(1,362,923)	(315,203)
Net realized gains:
Class 1	(57,790,711)	—
Class 2	(71,258,660)	—
Class 3	(4,288,502)	—

Total distributions to shareholders	(175,789,356)	(17,814,833)

Capital share transactions: (Note 2)
Class 1	(5,559,049)	(65,550,558)
Class 2	64,536,927	32,574,378
Class 3	17,535,735	25,467,947

Total capital share transactions	76,513,613	(7,508,233)

Redemption fees	18,856	19,233

Net increase (decrease) in net assets	134,652,878	336,013,352
Net assets:
Beginning of period	1,650,005,752	1,313,992,400

End of period	$1,784,658,630	$1,650,005,752

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(8,531,570)	$14,021,116

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Developing Markets Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Total Return Swaps

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Total return swaps are marked to market daily based upon quotations from the market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Payments received or paid are recorded as a realized gain or loss. The risks of entering into a total return swap include the unfavorable fluctuation of interest rates or the price of the underlying security or index, as well as the potential inability of the counterparty to fulfill their obligations under the swap agreement.

f. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,369,886	$19,572,237	8,227,856	$99,913,441
Shares issued in reinvestment of distributions	5,385,210	77,062,350	823,158	8,939,497
Shares redeemed	(7,141,708)	(102,193,636)	(14,545,716)	(174,403,496)

Net increase (decrease)	(386,612)	$(5,559,049)	(5,494,702)	$(65,550,558)

Class 2 Shares:
Shares sold	6,203,059	$88,772,095	18,145,883	$219,369,554
Shares issued in reinvestment of distributions	6,563,863	93,075,581	794,812	8,560,133
Shares redeemed	(8,376,525)	(117,310,749)	(16,460,489)	(195,355,309)

Net increase (decrease)	4,390,397	$64,536,927	2,480,206	$32,574,378

Class 3 Shares:
Shares sold	1,402,247	$19,903,316	2,626,549	$31,906,146
Shares issued in reinvestment of distributions	399,394	5,651,425	29,294	315,203
Shares redeemed	(576,793)	(8,019,006)	(564,285)	(6,753,402)

Net increase (decrease)	1,224,848	$17,535,735	2,091,558	$25,467,947

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	Over $1 billion, up to and including $5 billion
1.150%	Over $5 billion, up to and including $10 billion
1.100%	Over $10 billion, up to and including $15 billion
1.050%	Over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 3 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 3, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $85,514.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,232,297,102

Unrealized appreciation	$560,204,505
Unrealized depreciation	(18,425,325)

Net unrealized appreciation (depreciation)	$541,779,180

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $652,493,920 and $768,623,746, respectively.

7. TOTAL RETURN SWAPS

At June 30, 2007, the Fund had the following total return swaps outstanding:

Counterparty	Receive	Pay	Notional Principal Amount	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley	Market linked return of Localiza Rent-a-Car	3-Month USD-LIBOR minus 3.00%	$625,952	12/29/08	$10,120	$—

Net unrealized gain (loss) on total return swaps					$10,120

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investing in equity securities of Russian companies may include certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions and the risk of loss from Russia’s underdeveloped systems of securities registration and transfer. At June 30, 2007, the Fund had 8.0%, 4.2%, and 1.4% of its net assets invested in Russia, Hungary, and Austria, respectively.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Developing Markets Securities Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Developing Markets Securities Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3, shareholders of record.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Argentina	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Austria	0.0004	0.0017	0.0004	0.0016	0.0004	0.0017
Brazil	0.0045	0.0375	0.0045	0.0350	0.0045	0.0360
China	0.0000	0.0414	0.0000	0.0386	0.0000	0.0398
Croatia	0.0000	0.0015	0.0000	0.0014	0.0000	0.0014
Czech Republic	0.0001	0.0006	0.0001	0.0005	0.0001	0.0006
Finland	0.0002	0.0008	0.0002	0.0008	0.0002	0.0008
Hong Kong	0.0000	0.0103	0.0000	0.0096	0.0000	0.0099
Hungary	0.0000	0.0049	0.0000	0.0046	0.0000	0.0047
India	0.0033	0.0077	0.0033	0.0071	0.0033	0.0074
Indonesia	0.0007	0.0032	0.0007	0.0030	0.0007	0.0031
Israel	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Malaysia	0.0000	0.0066	0.0000	0.0061	0.0000	0.0063
Mexico	0.0000	0.0157	0.0000	0.0147	0.0000	0.0151
Pakistan	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Panama	0.0000	0.0025	0.0000	0.0023	0.0000	0.0024
Peru	0.0000	0.0002	0.0000	0.0002	0.0000	0.0002
Philippines	0.0002	0.0006	0.0002	0.0005	0.0002	0.0005
Poland	0.0016	0.0076	0.0016	0.0071	0.0016	0.0073
Portugal	0.0001	0.0006	0.0001	0.0005	0.0001	0.0005
Russia	0.0023	0.0588	0.0023	0.0549	0.0023	0.0565
Singapore	0.0000	0.0043	0.0000	0.0040	0.0000	0.0041
South Africa	0.0000	0.1071	0.0000	0.1000	0.0000	0.1035
South Korea	0.0060	0.0257	0.0060	0.0240	0.0060	0.0247
Sweden	0.0000	0.0024	0.0000	0.0023	0.0000	0.0023
Taiwan	0.0163	0.0525	0.0163	0.0489	0.0163	0.0504
Thailand	0.0016	0.0116	0.0016	0.0108	0.0016	0.0111
Turkey	0.0000	0.0171	0.0000	0.0160	0.0000	0.0164
United Kingdom	0.0000	0.0233	0.0000	0.0218	0.0000	0.0224

Total	$0.0373	$0.4465	$0.0373	$0.4166	$0.0373	$0.4294

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Templeton Developing Markets Securities Fund’s (the “Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals); and to approve the reclassification of certain investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals), and the reclassification of certain investment policies as non-fundamental. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	75,107,726.607	62.814%	89.590%
Against	2,518,379.155	2.106%	3.004%
Abstain	4,647,608.868	3.887%	5.544%
Broker Non-votes	1,560,822.928	1.305%	1.862%

Total	83,834,537.558	70.112%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	71,008,893.633	59.386%	89.953%
Against	3,523,565.437	2.947%	4.464%
Abstain	4,407,372.265	3.686%	5.583%

Total	78,939,831.335	66.019%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	71,626,528.666	59.902%	90.736%
Against	2,649,908.442	2.217%	3.356%
Abstain	4,663,394.227	3.900%	5.908%

Total	78,939,831.335	66.019%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	70,949,667.204	59.336%	89.878%
Against	3,371,042.820	2.820%	4.271%
Abstain	4,619,121.311	3.863%	5.851%

Total	78,939,831.335	66.019%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	72,290,301.211	60.458%	91.576%
Against	2,425,510.919	2.028%	3.073%
Abstain	4,224,019.205	3.533%	5.351%

Total	78,939,831.335	66.019%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	71,625,036.065	59.901%	90.734%
Against	2,998,871.669	2.508%	3.799%
Abstain	4,315,923.601	3.610%	5.467%

Total	78,939,831.335	66.019%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	71,401,295.315	59.714%	90.450%
Against	2,982,494.706	2.494%	3.778%
Abstain	4,556,041.314	3.811%	5.772%

Total	78,939,831.335	66.019%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	71,748,304.339	60.004%	90.890%
Against	3,059,199.470	2.559%	3.875%
Abstain	4,132,327.526	3.456%	5.235%

Total	78,939,831.335	66.019%	100.000%

Proposal 4. To approve the reclassification of certain investment policies as non-fundamental:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	72,704,527.204	60.804%	92.101%
Against	239,923.585	1.873%	2.838%
Abstain	3,995,380.546	3.342%	5.061%

Total	76,939,831.335	66.019%	100.000%

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Foreign Securities Fund – Class 2 delivered a +9.81% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which returned +11.09% for the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and acquisition activity also remained heightened. The total value of deals

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may carry greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006.2

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

Investment Strategy

Our investment philosophy is bottom-up, value oriented and long term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

The Fund’s performance relative to the index was aided most by stock selection in the consumer discretionary sector.3 Strong performers included U.K. satellite television provider British Sky Broadcasting Group, French satellite operator Eutelsat Communications (not an index component), and U.K. food catering company Compass Group.

The Fund’s consumer staples sector investments also boosted relative performance due to stock selection.4 In the U.K., food and staples retailer Alliance Boots and supermarket chain William Morrison Supermarkets (not an index component) posted strong returns during the six-month period. Alliance Boots was bid for and we no longer held the shares after the final tender offer concluded during the period.

The Fund’s relative results in the telecommunication services sector benefited mainly from stock selection.5 Our holdings in U.K. wireless phone provider Vodafone Group and non-index components Canadian phone company BCE and Mexican telecom operator Telefonos de Mexico (sold by period-end) contributed to performance.

2. Source: Thomson Financial.

3. The consumer discretionary sector comprises auto components; automobiles; hotels, restaurants and leisure; household durables; leisure equipment and products; media; specialty retail; and textiles, apparel and luxury goods in the Statement of Investments (SOI).

4. The consumer staples sector comprises food and staples retailing, food products, and household durables in the SOI.

5. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Despite the Fund’s positive results, there were some disappointments. Stock selection in the financials sector hindered results relative to the index.6 Laggard stocks included Japanese banks Sumitomo Mitsui Financial Group, Shinsei Bank and Mitsubishi UFJ Financial Group.

Stock selection and an underweighting in the strong performing materials sector also weighed on relative returns.7 Detractors included Finnish forest products producer UPM-Kymmene and Norwegian pulp and paper producer Norske Skogindustrier.

The Fund’s information technology sector investments also hampered relative results due to stock selection.8 Examples include non-index components South Korean semiconductor manufacturer Samsung Electronics, Israeli Internet software provider Check Point Software Technologies and Taiwanese computer hardware maker Lite-On Technology.

6. The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

7. The materials sector comprises chemicals, containers and packaging, metals and mining, and paper and forest products in the SOI.

8. The information technology sector comprises computers and peripherals, electronic equipment and instruments, semiconductors and semiconductor equipment, and software in the SOI.

Top 10 Holdings

Templeton Foreign Securities Fund

6/30/07

Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, B	2.4%
Oil, Gas & Consumable Fuels, U.K.
Siemens AG	2.3%
Industrial Conglomerates, Germany
GlaxoSmithKline PLC	2.3%
Pharmaceuticals, U.K.
ING Groep NV	2.2%
Diversified Financial Services, Netherlands
Cheung Kong (Holdings) Ltd.	2.1%
Real Estate Management & Development, Hong Kong
Sanofi-Aventis	2.1%
Pharmaceuticals, France
Sumitomo Mitsui Financial Group Inc.	2.1%
Commercial Banks, Japan
British Sky Broadcasting Group PLC	2.0%
Media, U.K.
Compass Group PLC	1.7%
Hotels, Restaurants & Leisure, U.K.
Eni SpA	1.6%
Oil, Gas & Consumable Fuels, Italy

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

In addition, the Fund’s cash position was a drag on relative performance.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Foreign Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,098.10	$5.20
Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.00%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006		2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.00	$15.84		$14.53		$12.37		$9.51	$11.85

Income from investment operations[a]:
Net investment income[b]	0.31	0.46		0.30		0.26		0.19	0.22
Net realized and unrealized gains (losses)	1.57	2.94		1.20		2.05		2.87	(2.37)

Total from investment operations	1.88	3.40		1.50		2.31		3.06	(2.15)

Less distributions from:
Net investment income	(0.44)	(0.24)		(0.19)		(0.15)		(0.20)	(0.19)
Net realized gains	(0.90)	—		—		—		—	—

Total distributions	(1.34)	(0.24)		(0.19)		(0.15)		(0.20)	(0.19)

Redemption fees	— [e]	—	[e]	—	[e]	—	[e]	—	—

Net asset value, end of period	$19.54	$19.00		$15.84		$14.53		$12.37	$9.51

Total return[c]	9.94%	21.70%		10.48%		18.87%		32.55%	(18.40)%
Ratios to average net assets[d]
Expenses	0.75% [f]	0.75%	[f]	0.77%	[f]	0.82%	[f]	0.87%	0.88%
Net investment income	3.19%	2.63%		2.03%		1.95%		1.81%	1.97%

Supplemental data
Net assets, end of period (000’s)	$618,663	$594,991		$531,775		$506,456		$472,665	$397,420
Portfolio turnover rate	10.13%	18.97%	[g]	14.61%		10.91%		18.01%	28.12%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]Amount	rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006		2005		2004		2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.73	$15.63		$14.35		$12.24		$9.42	$11.74

Income from investment operations[a]:
Net investment income[b]	0.28	0.40		0.26		0.22		0.15	0.17
Net realized and unrealized gains (losses)	1.55	2.91		1.19		2.03		2.85	(2.32)

Total from investment operations	1.83	3.31		1.45		2.25		3.00	(2.15)

Less distributions from:
Net investment income	(0.40)	(0.21)		(0.17)		(0.14)		(0.18)	(0.17)
Net realized gains	(0.90)	—		—		—		—	—

Total distributions	(1.30)	(0.21)		(0.17)		(0.14)		(0.18)	(0.17)

Redemption fees	— [e]	—	[e]	—	[e]	—	[e]	—	—

Net asset value, end of period	$19.26	$18.73		$15.63		$14.35		$12.24	$9.42

Total return[c]	9.81%	21.44%		10.17%		18.53%		32.21%	(18.56)%
Ratios to average net assets[d]
Expenses	1.00% [f]	1.00%	[f]	1.02%	[f]	1.07%	[f]	1.12%	1.13%
Net investment income	2.94%	2.38%		1.78%		1.70%		1.56%	1.72%

Supplemental data
Net assets, end of period (000’s)	$3,238,764	$2,941,374		$2,232,990		$1,445,928		$653,594	$299,760
Portfolio turnover rate	10.13%	18.97%	[g]	14.61%		10.91%		18.01%	28.12%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Foreign Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 3		2006		2005		2004[h]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.68	$15.60		$14.35		$12.48

Income from investment operations[a]:
Net investment income[b]	0.29	0.37		0.25		0.09
Net realized and unrealized gains (losses)	1.54	2.94		1.18		1.92

Total from investment operations	1.83	3.31		1.43		2.01

Less distributions from:
Net investment income	(0.42)	(0.23)		(0.18)		(0.14)
Net realized gains	(0.90)	—		—		—

Total distributions	(1.32)	(0.23)		(0.18)		(0.14)

Redemption fees	— [e]	—	[e]	—	[e]	—	[e]

Net asset value, end of period	$19.19	$18.68		$15.60		$14.35

Total return[c]	9.78%	21.46%		10.13%		16.25%
Ratios to average net assets[d]
Expenses	1.00% [f]	1.00%	[f]	1.02%	[f]	1.07%	[f]
Net investment income	2.94%	2.38%		1.78%		1.70%

Supplemental data
Net assets, end of period (000’s)	$236,301	$150,417		$47,462		$16,559
Portfolio turnover rate	10.13%	18.97%	[g]	14.61%		10.91%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 9.
[h]	For the period May 1, 2004 (effective date) to December 31, 2004.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Foreign Securities Fund	Country	Shares	Value
Long Term Investments 92.1%
Common Stocks 91.5%
Air Freight & Logistics 0.9%
Deutsche Post AG	Germany	1,087,912	$35,248,778

Airlines 0.8%
Qantas Airways Ltd.	Australia	7,008,990	33,278,405

Auto Components 0.3%
NOK Corp.	Japan	617,455	13,035,468

Automobiles 0.8%
Bayerische Motoren Werke AG	Germany	521,239	33,621,500

Capital Markets 3.4%
Invesco PLC	United Kingdom	4,806,294	62,404,836
KKR Private Equity Investors LP	United States	1,150,749	25,891,853
[a]KKR Private Equity Investors LP, 144A	United States	1,255,000	28,237,500
Nomura Holdings Inc.	Japan	1,255,218	24,461,233

			140,995,422

Chemicals 1.3%
Ciba Specialty Chemicals AG	Switzerland	550,500	35,936,950
Lonza Group AG	Switzerland	163,930	15,109,498

			51,046,448

Commercial Banks 11.1%
DBS Group Holdings Ltd.	Singapore	1,240,347	18,466,102
Hana Financial Group Inc.	South Korea	672,040	32,769,133
Kookmin Bank, ADR	South Korea	295,869	25,953,629
Mega Financial Holding Co. Ltd.	Taiwan	34,084,000	23,163,378
Mitsubishi UFJ Financial Group Inc.	Japan	5,541	61,189,233
Royal Bank of Scotland Group PLC	United Kingdom	3,286,704	41,783,391
Shinhan Financial Group Co. Ltd.	South Korea	762,930	46,408,341
Shinsei Bank Ltd.	Japan	8,731,478	35,307,345
Sumitomo Mitsui Financial Group Inc.	Japan	9,191	85,823,961
[b]Taishin Financial Holdings Co. Ltd.	Taiwan	37,150,000	20,594,762
UniCredito Italiano SpA	Italy	6,851,370	61,477,627

			452,936,902

Commercial Services & Supplies 1.1%
Rentokil Initial PLC	United Kingdom	6,271,598	20,247,368
Securitas AB, B	Sweden	1,278,238	20,367,498
Securitas Systems AB, B	Sweden	1,103,738	3,775,559

			44,390,425

Computers & Peripherals 1.2%
Compal Electronics Inc.	Taiwan	12,789,038	13,867,161
Lite-On Technology Corp.	Taiwan	23,671,068	30,619,112
NEC Corp.	Japan	1,000,219	5,181,598

			49,667,871

Containers & Packaging 0.9%
Amcor Ltd.	Australia	5,968,788	37,802,958

Diversified Financial Services 2.2%
ING Groep NV	Netherlands	2,046,888	90,836,762

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Diversified Telecommunication Services 7.2%
BCE Inc.	Canada	1,316,452	$49,869,165
China Telecom Corp. Ltd., H	China	76,952,357	45,271,303
Chunghwa Telecom Co. Ltd., ADR	Taiwan	2,589,184	48,832,010
France Telecom SA	France	2,431,453	67,130,857
KT Corp., ADR	South Korea	397,895	9,334,617
Singapore Telecommunications Ltd.	Singapore	5,295,000	11,755,526
Telefonica SA, ADR	Spain	612,344	40,880,085
[b]Telenor ASA	Norway	1,074,804	21,089,414

			294,162,977

Electric Utilities 1.4%
British Energy Group PLC	United Kingdom	3,838,100	41,701,621
Hong Kong Electric Holdings Ltd.	Hong Kong	3,453,969	17,426,440

			59,128,061

Electrical Equipment 2.4%
Gamesa Corp. Tecnologica SA	Spain	469,878	17,170,187
[a]Gamesa Corp. Tecnologica SA, 144A	Spain	1,012,244	36,989,216
[b]Vestas Wind Systems AS	Denmark	633,788	41,955,922

			96,115,325

Electronic Equipment & Instruments 1.8%
Electrocomponents PLC	United Kingdom	2,624,686	13,968,913
[b]Flextronics International Ltd.	Singapore	2,282,540	24,651,432
Hitachi Ltd.	Japan	3,178,263	22,581,139
Venture Corp. Ltd.	Singapore	1,339,613	13,733,340

			74,934,824

Food & Staples Retailing 0.7%
William Morrison Supermarkets PLC	United Kingdom	4,622,259	28,081,418

Food Products 1.9%
Nestle SA	Switzerland	103,509	39,483,644
Unilever PLC	United Kingdom	1,170,483	37,964,442

			77,448,086

Health Care Providers & Services 0.4%
Celesio AG	Germany	279,850	18,240,550

Hotels Restaurants & Leisure 2.2%
Compass Group PLC	United Kingdom	9,792,178	67,995,609
[b]TUI AG	Germany	792,560	21,871,347

			89,866,956

Household Durables 2.4%
Husqvarna AB, A	Sweden	235,727	3,359,800
Husqvarna AB, B	Sweden	785,757	11,199,337
Koninklijke Philips Electronics NV	Netherlands	899,289	38,411,602
Sony Corp.	Japan	904,219	46,475,631

			99,446,370

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Industrial Conglomerates 3.6%
Hutchison Whampoa Ltd.	Hong Kong	3,276,709	$32,540,376
Siemens AG	Germany	661,824	94,990,316
Smiths Group PLC	United Kingdom	815,427	19,406,311

			146,937,003

Insurance 4.9%
ACE Ltd.	Bermuda	1,075,149	67,218,315
Aviva PLC	United Kingdom	2,236,990	33,402,917
AXA SA	France	453,589	19,650,533
[a]AXA SA, 144A	France	38,270	1,657,946
Old Mutual PLC	United Kingdom	17,079,634	57,935,878
XL Capital Ltd., A	Bermuda	246,842	20,806,312

			200,671,901

Leisure Equipment & Products 1.0%
FUJIFILM Holdings Corp.	Japan	921,374	41,222,612

Media 5.6%
British Sky Broadcasting Group PLC	United Kingdom	6,401,066	82,275,714
Eutelsat Communications	France	2,081,860	50,857,484
Pearson PLC	United Kingdom	3,409,246	57,719,864
Reed Elsevier NV	Netherlands	2,012,869	38,520,425

			229,373,487

Metals & Mining 1.2%
Barrick Gold Corp.	Canada	663,561	19,304,272
POSCO, ADR	South Korea	255,230	30,627,600

			49,931,872

Multi-Utilities 1.7%
Centrica PLC	United Kingdom	2,772,071	21,628,916
Suez SA	France	814,356	46,830,326

			68,459,242

Oil, Gas & Consumable Fuels 9.5%
BP PLC	United Kingdom	5,328,476	64,529,709
Eni SpA	Italy	1,853,126	67,465,754
Hindustan Petroleum Corp. Ltd.	India	2,415,168	15,963,054
Indian Oil Corp. Ltd.	India	1,194,026	13,058,416
Reliance Industries Ltd.	India	1,374,378	57,664,526
Repsol YPF SA	Spain	587,729	23,266,397
Royal Dutch Shell PLC, B	United Kingdom	2,327,407	97,411,321
Total SA, B	France	584,436	47,664,192

			387,023,369

Paper & Forest Products 2.9%
Norske Skogindustrier ASA	Norway	1,362,151	19,673,385
Stora Enso OYJ, R	Finland	2,665,971	49,592,119
UPM-Kymmene OYJ	Finland	2,066,829	51,189,606

			120,455,110

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Foreign Securities Fund	Country	Shares	Value
Long Term Investments (continued)
Common Stocks (continued)
Pharmaceuticals 5.1%
GlaxoSmithKline PLC	United Kingdom	3,611,345	$94,649,620
Sanofi-Aventis	France	1,066,665	86,761,822
Takeda Pharmaceutical Co. Ltd.	Japan	421,454	27,240,257

			208,651,699

Real Estate Management & Development 2.1%
Cheung Kong (Holdings) Ltd.	Hong Kong	6,650,922	87,101,382

Semiconductors & Semiconductor Equipment 3.7%
[b]Infineon Technologies AG	Germany	2,715,223	45,016,087
Samsung Electronics Co. Ltd.	South Korea	98,969	60,630,429
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	20,473,711	44,336,778

			149,983,294

Software 0.8%
[b]Check Point Software Technologies Ltd.	Israel	1,448,281	33,035,290

Specialty Retail 0.6%
Kingfisher PLC	United Kingdom	5,676,856	25,823,522

Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC	United Kingdom	1,512,618	20,870,141

Water Utilities 0.7%
Companhia de Saneamento Basico do Estado de San Paulo, ADR	Brazil	635,130	27,996,530

Wireless Telecommunication Services 3.2%
Mobile Telesystems, ADR	Russia	633,420	38,366,249
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,849,000	30,785,850
Vodafone Group PLC, ADR	United Kingdom	1,773,520	59,643,478

			128,795,577

Total Common Stocks (Cost $2,755,105,405)			3,746,617,537

Preferred Stock (Cost $2,340,943) 0.6%
Metals & Mining 0.6%
Companhia Vale do Rio Doce, ADR, pfd., A	Brazil	648,056	24,431,711

Total Long Term Investments (Cost $2,757,446,348)			3,771,049,248

Short Term Investment (Cost $314,564,432) 7.7%
Money Market Fund 7.7%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	United States	314,564,432	314,564,432

Total Investments (Cost $3,072,010,780) 99.8%			4,085,613,680
Other Assets, less Liabilities 0.2%			8,113,570

Net Assets 100.0%			$4,093,727,250

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $66,884,662, representing 1.63% of net assets.

[b]	Non-income producing for the twelve months ended June 30, 2007.
[c]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Foreign Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,757,446,348
Cost - Sweep Money Fund (Note 7)	314,564,432

Total cost of investments	$3,072,010,780

Value - Unaffiliated issuers	$3,771,049,248
Value - Sweep Money Fund (Note 7)	314,564,432

Total value of investments	4,085,613,680
Cash	1,261,041
Foreign currency, at value (cost $797)	797
Receivables:
Investment securities sold	5,262,217
Capital shares sold	2,880,545
Dividends	8,615,392

Total assets	4,103,633,672

Liabilities:
Payables:
Capital shares redeemed	3,364,056
Affiliates	3,770,487
Deferred taxes	2,186,124
Accrued expenses and other liabilities	585,755

Total liabilities	9,906,422

Net assets, at value	$4,093,727,250

Net assets consist of:
Paid-in capital	$2,900,362,825
Undistributed net investment income	56,375,153
Net unrealized appreciation (depreciation)	1,011,463,020
Accumulated net realized gain (loss)	125,526,252

Net assets, at value	$4,093,727,250

Class 1:
Net assets, at value	$618,662,527

Shares outstanding	31,658,264

Net asset value and maximum offering price per share	$19.54

Class 2:
Net assets, at value	$3,238,764,152

Shares outstanding	168,155,873

Net asset value and maximum offering price per share	$19.26

Class 3:
Net assets, at value	$236,300,571

Shares outstanding	12,313,433

Net asset value and maximum offering price per share[a]	$19.19

[a]Redemption	price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Foreign Securities Fund
Investment income:
Dividends (net of foreign taxes $5,542,753)
Unaffiliated issuers	$69,211,350
Sweep Money Fund (Note 7)	6,522,700
Interest (net of foreign taxes $199)	929

Total investment income	75,734,979

Expenses:
Management fees (Note 3a)	11,637,687
Administrative fees (Note 3b)	1,726,751
Distribution fees: (Note 3c)
Class 2	3,849,820
Class 3	240,006
Unaffiliated transfer agent fees	861
Custodian fees (Note 4)	521,669
Reports to shareholders	333,941
Professional fees	73,910
Trustees’ fees and expenses	8,544
Other	45,908

Total expenses	18,439,097
Expense reductions (Note 4)	(6,595)

Net expenses	18,432,502

Net investment income	57,302,477

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	126,994,136
Foreign currency transactions	(433,486)

Net realized gain (loss)	126,560,650

Net change in unrealized appreciation (depreciation) on:
Investments	181,751,972
Translation of assets and liabilities denominated in foreign currencies	(29,959)
Change in deferred taxes on unrealized appreciation	(1,285,895)

Net change in unrealized appreciation (depreciation)	180,436,118

Net realized and unrealized gain (loss)	306,996,768

Net increase (decrease) in net assets resulting from operations	$364,299,245

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Foreign Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$57,302,477	$77,320,581
Net realized gain (loss) from investments, foreign currency transactions and redemption in-kind (Note 9)	126,560,650	216,717,127
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies and deferred taxes	180,436,118	342,405,989

Net increase (decrease) in net assets resulting from operations	364,299,245	636,443,697

Distributions to shareholders from:
Net investment income:
Class 1	(13,007,672)	(7,899,286)
Class 2	(62,378,038)	(30,532,245)
Class 3	(4,668,468)	(1,067,001)
Net realized gains:
Class 1	(26,934,025)	—
Class 2	(142,276,757)	—
Class 3	(10,123,984)	—

Total distributions to shareholders	(259,388,944)	(39,498,532)

Capital share transactions: (Note 2)
Class 1	6,435,361	(39,662,208)
Class 2	213,125,452	232,018,498
Class 3	82,465,739	85,243,717

Total capital share transactions	302,026,552	277,600,007

Redemption fees	8,686	9,162

Net increase (decrease) in net assets	406,945,539	874,554,334
Net assets:
Beginning of period	3,686,781,711	2,812,227,377

End of period	$4,093,727,250	$3,686,781,711

Undistributed net investment income included in net assets:
End of period	$56,375,153	$79,126,854

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Foreign Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	793,511	$15,558,830	2,328,810	$39,073,549
Shares issued in reinvestment of distributions	2,040,966	39,941,697	492,781	7,899,286
Shares redeemed	(2,499,698)	(49,065,166)	(5,075,580)	(86,635,043)

Net increase (decrease)	334,779	$6,435,361	(2,253,989)	$(39,662,208)

Class 2 Shares:
Shares sold	11,526,274	$222,821,079	43,227,824	$728,731,224
Shares issued in reinvestment of distributions	10,576,152	204,013,968	1,925,158	30,455,999
Shares redeemed in-kind (Note 9)	—	—	(8,720,489)	(151,213,281)
Shares redeemed	(11,023,343)	(213,709,595)	(22,264,085)	(375,955,444)

Net increase (decrease)	11,079,083	$213,125,452	14,168,408	$232,018,498

Class 3 Shares:
Shares sold	3,605,357	$69,845,227	5,176,865	$88,136,330
Shares issued in reinvestment of distributions	769,639	14,792,452	67,617	1,067,001
Shares redeemed	(113,397)	(2,171,940)	(234,367)	(3,959,614)

Net increase (decrease)	4,261,599	$82,465,739	5,010,115	$85,243,717

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	Over $1.3 billion, up to and including $10 billion
0.580%	Over $10 billion, up to and including $15 billion
0.560%	Over $15 billion, up to and including $20 billion
0.540%	In excess of $20 billion

Under a subadvisory agreement, FTIML, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 3 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 3, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $606,955.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$3,070,809,225

Unrealized appreciation	$1,054,721,078
Unrealized depreciation	(39,916,623)

Net unrealized appreciation (depreciation)	$1,014,804,455

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $382,971,919 and $364,683,097, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REDEMPTION IN-KIND

During the year ended December 31, 2006, the Fund realized $34,808,242 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Foreign Securities Fund

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Foreign Securities Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders of record.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	$0.0001	$0.0080	$0.0001	$0.0074	$0.0001	$0.0077
Bermuda	0.0000	0.0069	0.0000	0.0064	0.0000	0.0067
Brazil	0.0001	0.0074	0.0001	0.0068	0.0001	0.0071
Canada	0.0013	0.0198	0.0013	0.0182	0.0013	0.0190
China	0.0000	0.0039	0.0000	0.0036	0.0000	0.0037
Finland	0.0025	0.0133	0.0025	0.0122	0.0025	0.0128
France	0.0044	0.0298	0.0044	0.0275	0.0044	0.0287
Germany	0.0014	0.0102	0.0014	0.0094	0.0014	0.0098
Guernsey Islands	0.0000	0.0051	0.0000	0.0047	0.0000	0.0049
Hong Kong	0.0000	0.0169	0.0000	0.0156	0.0000	0.0163
India	0.0000	0.0010	0.0000	0.0009	0.0000	0.0009
Italy	0.0027	0.0144	0.0027	0.0133	0.0027	0.0138
Japan	0.0011	0.0128	0.0011	0.0118	0.0011	0.0123
Mexico	0.0000	0.0044	0.0000	0.0041	0.0000	0.0043
Netherlands	0.0030	0.0164	0.0030	0.0152	0.0030	0.0158
Norway	0.0014	0.0076	0.0014	0.0070	0.0014	0.0073
Singapore	0.0000	0.0040	0.0000	0.0037	0.0000	0.0039
South Africa	0.0000	0.0048	0.0000	0.0045	0.0000	0.0047
South Korea	0.0015	0.0074	0.0015	0.0069	0.0015	0.0072
Spain	0.0032	0.0172	0.0032	0.0158	0.0032	0.0165
Sweden	0.0020	0.0107	0.0020	0.0098	0.0020	0.0103
Switzerland	0.0014	0.0078	0.0014	0.0072	0.0014	0.0075
Taiwan	0.0058	0.0222	0.0058	0.0204	0.0058	0.0213
United Kingdom	0.0000	0.1602	0.0000	0.1475	0.0000	0.1540

Total	$0.0319	$0.4122	$0.0319	$0.3799	$0.0319	$0.3965

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Templeton Foreign Securities Fund’s (the “Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	112,953,155.453	57.674%	91.198%
Against	3,107,398.293	1.587%	2.509%
Abstain	6,376,261.728	3.256%	5.148%
Broker Non-votes	1,417,793.692	0.724%	1.145%

Total	123,854,609.166	63.241%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	106,236,737.726	54.245%	86.768%
Against	4,913,088.143	2.508%	4.013%
Abstain	11,287,901.207	5.764%	9.219%

Total	122,437,727.076	62.517%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	107,548,411.280	54.915%	87.839%
Against	4,006,194.881	2.045%	3.272%
Abstain	10,883,120.915	5.557%	8.889%

Total	122,437,727.076	62.517%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	107,266,162.181	54.770%	87.609%
Against	4,330,914.488	2.212%	3.537%
Abstain	10,840,650.407	5.535%	8.854%

Total	122,437,727.076	62.517%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	107,836,704.640	55.062%	88.075%
Against	3,843,738.452	1.962%	3.139%
Abstain	10,757,283.984	5.493%	8.786%

Total	122,437,727.076	62.517%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	106,833,832.702	54.550%	87.256%
Against	4,533,545.225	2.314%	3.702%
Abstain	11,070,349.149	5.653%	9.042%

Total	122,437,727.076	62.517%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	107,459,089.440	54.869%	87.766%
Against	3,733,990.273	1.907%	3.050%
Abstain	11,244,647.363	5.741%	9.184%

Total	122,437,727.076	62.517%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	107,435,222.956	54.857%	87.747%
Against	3,788,333.880	1.934%	3.094%
Abstain	11,214,170.240	5.726%	9.159%

Total	122,437,727.076	62.517%	100.000%

TEMPLETON GLOBAL ASSET ALLOCATION FUND

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Global Asset Allocation Fund – Class 2 delivered a +7.74% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Asset Allocation Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGA-1

Fund Goal and Main Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market securities. The Fund normally invests substantially to primarily in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its broad equity benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which returned +10.19% for the period under review, and outperformed its fixed income benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -0.54% total return for the same period.1

Economic and Market Overview

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s prospectus also includes a description of the main investment risks.

TGA-2

acquisition activity also remained heightened. The total value of deals announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006.2

As a result of global economic growth, many foreign central banks maintained relatively high short-term interest rates or continued to raise them. This backdrop of continued strong global growth and rising short-term interest rates during a period of weak U.S. currency fundamentals was supportive for foreign currency performance against the U.S. dollar. Toward period-end, higher yields for U.S. Treasury bonds were driven by speculation the Federal Reserve Board might need to raise interest rates to combat inflation pressures and by lower demand from central banks diversifying their reserve holdings. The prospect for tightening global liquidity through interest rate increases by many developed economies led to wider credit spreads by period-end. Largely as a result, U.S. dollar-denominated emerging market debt provided modest returns, with central and eastern European markets slightly outperforming their Asian and Latin American counterparts. Euro-denominated markets also provided positive results, while U.S. dollar-denominated markets generally declined.

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period. Global fixed income markets, on the other hand, were constrained by higher interest rates and strong equity market performance.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing equity investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value.

In choosing debt investments, we allocate our assets among issuers, geographic regions and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest

2. Source: Thomson Financial.

TGA-3

rates among currencies, and credit risks. With respect to debt securities, we may also from time to time make use of forward currency exchange contracts (hedging instruments) to protect against currency risk.

Manager’s Discussion

Equity

During the six months under review, Fund performance versus the equity benchmark MSCI AC World Index was driven by several factors. Stock selection in the industrials sector helped relative performance.3 Notable contributors in the sector included Spanish wind turbine manufacturer Gamesa Corporacion Tecnologica, German industrial conglomerate Siemens and Danish wind turbine manufacturer Vestas Wind Systems. Stock selection in the consumer staples sector also boosted relative results.4 U.K. food and staples retailer Alliance Boots was a notable contributor in the sector. The Fund exited its Alliance Boots position in a tender offer during the period. The Fund’s underweighted exposure to the financials sector versus the index helped relative performance as the sector underperformed the overall index.5 In addition, stock selection in the utilities sector aided relative results, with German electric utility E.ON a notable contributor.6

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund’s performance (equity portion) was positively affected by the portfolio’s investment primarily in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

3. The industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, electrical equipment, and industrial conglomerates in the Statement of Investments (SOI).

4. The consumer staples sector comprises food products in the SOI.

5. The financials sector comprises capital markets, commercials banks, consumer finance, diversified financial services, insurance, and real estate management and development in the SOI.

6. The utilities sector comprises electric utilities, and multi-utilities and unregulated power in the SOI.

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There were some detractors from performance during the period. The Fund’s underweighted position and stock selection in the materials sector hindered relative results.7 Finnish paper and forest products company UPM-Kymmene underperformed the overall index and hurt relative performance. In the health care sector, the Fund’s overweighted exposure and stock selection hampered results.8 Health care holdings that detracted from performance included U.S. medical devices manufacturer Boston Scientific, French pharmaceuticals company Sanofi-Aventis, Japanese pharmaceuticals company Takeda Pharmaceuticals and U.S. hospital operator Tenet Healthcare. Stock selection in the information technology sector also weighed on relative performance.9 Detractors included U.S. hard disk drive manufacturer Seagate and South Korean electronics manufacturer Samsung Electronics.

Fixed Income

Interest Rate Strategy

During the six-month reporting period, the Fund maintained its overall short duration positioning seeking to take advantage of global interest rate tightening resulting from continuing strong economic growth. In addition, we found some opportunities to benefit Fund performance as we sought to take advantage of local interest rate reductions. For example, Indonesia returned +11.61% in local currency terms over the period, as measured by the JPM GBI-Emerging Markets.10 The Indonesian Central Bank reduced interest rates 125 basis points (100 basis points equal one percentage point) over the period, continuing its process of interest rate normalization as inflation remained under control. Another positive local market was Brazil, where the Central Bank of Brazil reduced interest rates 125 basis points during the period to 12.00%, supporting the local bond market, which returned +17.32% in local currency terms.10 At the last meeting during the period, the Central Bank of Brazil cut rates 50 basis points, a bigger amount than at other recent meetings, which indicated an acceleration of interest rate normalization and, consequently, potential economic growth.

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI.

8. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI.

9. The information technology sector comprises computers and peripherals, electronic equipment and instruments, semiconductors and semiconductor equipment, and software in the SOI.

10. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Top 5 Country Holdings

Templeton Global Asset Allocation Fund

6/30/07

% of Total Net Assets
U.S.	21.0%
U.K.	13.9%
South Korea	5.9%
Malaysia	5.5%
Germany	4.1%

Top 5 Sectors/Industries

Templeton Global Asset Allocation Fund Based on Equity Securities

6/30/07

% of Total Net Assets
Media	7.0%
Pharmaceuticals	5.8%
Oil, Gas & Consumable Fuels	5.1%
Insurance	4.1%
Diversified Telecommunication Services	4.1%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGA-5

Currency Strategy

Our currency strategy remained relatively unchanged over the period, predicated on our medium-term expectations of a gradual unwinding of global imbalances. Such imbalances have contributed to relatively strong U.S. consumption growth, a large U.S. current account deficit, low domestic demand in Asian countries, and Asian current account surpluses. During the period, the Fund benefited from its significantly underweighted U.S. dollar exposure relative to the JPM GBI Global, as the dollar depreciated 3.39% against the U.S.’s major trading partners. 11 A major contributor to the dollar’s depreciation was the Canadian dollar, which appreciated 9.40% against the U.S. dollar during the period and benefited relative performance because of the Fund’s overweighted exposure.11 The Canadian dollar benefited from high prices for many of the country’s natural resources exports, a strong domestic economy and expectations of upcoming interest rate increases. Another currency that benefited the Fund due to its overweighted position was the Brazilian real, which appreciated 10.85% against the U.S. dollar during the six-month period.11 The real appreciated largely as a result of significant inflows from trade and investment.

European currencies generated mixed performance over the period. The Fund had limited direct exposure to the euro. Instead, the Fund was positioned to capture the benefit of accelerating European growth and consequential euro appreciation through exposure to non-euro European currencies that are highly sensitive to euro movements. The euro appreciated 2.42% versus the U.S. dollar during the six months under review.11 Although the euro’s strength hurt relative performance, the Fund benefited from exposures to the Polish zloty (up 4.27% versus the U.S. dollar) and the Norwegian krone (up 5.42%).11 Similar to the Scandinavian economies, the Polish economy exhibited tightening labor market conditions given strong gross domestic product growth of 7.4% in first quarter 2007 compared with first quarter 2006.12 The strong economic growth contributed to job creation at a time of significant emigration from Poland. Prospects for wage pressures prompted the country’s central bank to raise interest rates during the period, supporting currency performance. Elsewhere, the Swedish krona detracted from relative performance as it depreciated 0.21% against the U.S. dollar over the period, despite an attractive economic environment in Sweden.11

11. Source: Exshare via Compustat.

12. Source: National Bank of Poland.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGA-6

Asian currency performance also varied considerably over the period. The currency that comprised the largest portion of the JPM GBI Global was the Japanese yen, which depreciated 3.51% against the U.S. dollar over the six months under review.11 The yen’s decline helped the Fund’s relative performance because the Fund was underweighted in the yen versus the index. The yen has lagged other major currencies in the current period of U.S. dollar weakening, and during the period the yen reached its lowest level against the euro since the euro’s introduction. At the same time, we believed the Japanese economy reached a structural inflection point. The Japanese economy’s structural improvement was most evident in inflation’s upward trend, which turned positive on a yearly basis in 2006 for the first time since 1998. Among other Asian currencies, the Malaysian ringgit appreciated 2.19% against the U.S. dollar, the South Korean won gained 0.66%, and the Indonesian rupiah depreciated 0.46% versus the U.S. dollar.11

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. The prospect for tightening global liquidity conditions through interest rate increases by most developed economies led to wider credit spreads toward period-end. Largely as a result, U.S. dollar-denominated emerging market debt returned +0.94% over the period, as measured by the JPM Emerging Markets Bond Index (EMBI) Global.10 Sovereign interest rate credit spreads increased from 171 basis points at the beginning of the reporting period to 181 basis points by period-end given a rise in U.S. yields.13 Regionally, Latin American sovereign debt returned +0.47%, Asian +0.78%, and central and eastern European +1.47%.10 The Fund maintained relatively limited exposure to sovereign debt during the period, largely as a result of finding more attractive valuations in local markets.

13. Source: J.P. Morgan.

TGA-7

Thank you for your participation in Templeton Global Asset Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGA-8

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Asset Allocation Fund – Class 2

TGA-9

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,077.40	$5.67
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.51

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.10%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGA-10

SUPPLEMENT DATED AUGUST 1, 2007

TO THE PROSPECTUS DATED MAY 1, 2007

OF

TEMPLETON GLOBAL ASSET ALLOCATION FUND (FUND)

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The Class 2 prospectus of the Fund is amended as follows.

I.	The “Annual Fund Operating Expenses” table under the section “Fees and Expenses” on page TGA-5 is replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)1

Class 2
Management fees	0.64%
Distribution and service (12b-1) fees	0.25%
Other expenses, including administration fees	0.25%
Acquired fund expenses	0.01%
Total annual Fund operating expenses[2]	1.15%

Management fee and expense reduction[1,3]	-0.06%

Net annual Fund operating expenses[1,2,3]	1.09%

1.	Expense information in the table is restated to reflect current fees. Effective August 1, 2007, the investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses for Class 2 shares do not exceed 1.08% (other than (i) acquired fund fees and expenses and (ii) certain non-routine expenses or costs, including those relating to litigation and indemnification, reorganizations and liquidations) until April 30, 2009 (Expense Limitation). Without this Expense Limitation, estimated net annual Fund operating expenses for the fiscal year ending December 31, 2007 would be 1.15%.

2.	Fund shares are held by a limited number of Insurers and, when applicable, Funds of Funds. Substantial withdrawals by one or more Insurers or Funds of Funds could reduce Fund assets, causing total Fund expenses to become higher. On April 27, 2007, the Fund’s assets dropped significantly due to a redemption by an Insurer.

3.	The manager also has agreed in advance to reduce its fee to reflect reduced services from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund or acquired fund). This reduction is required by the board of trustees and an exemptive order by the Securities and Exchange Commission (SEC).

II.	The “Example” table under the section “Fees and Expenses” on page TGA-5 is revised as follows:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$111	$352	$618	$1,377

1.	Reflects Expense Limitation until April 30, 2009.

Please keep this supplement for future reference.

TGA-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.96	$21.06	$21.11	$18.78	$14.59	$15.51

Income from investment operations[a]:
Net investment income[b]	0.31	0.64	0.49	0.48	0.41	0.39
Net realized and unrealized gains (losses)	1.48	3.36	0.28	2.42	4.23	(1.01)

Total from investment operations	1.79	4.00	0.77	2.90	4.64	(0.62)

Less distributions from:
Net investment income and net foreign currency gains	(4.06)	(1.66)	(0.82)	(0.57)	(0.45)	(0.30)
Net realized gains	(5.26)	(1.44)	—	—	—	—

Total distributions	(9.32)	(3.10)	(0.82)	(0.57)	(0.45)	(0.30)

Net asset value, end of period	$14.43	$21.96	$21.06	$21.11	$18.78	$14.59

Total return[c]	7.93%	21.39%	3.85%	15.94%	32.31%	(4.17)%
Ratios to average net assets[d]
Expenses	0.85% [e]	0.84% [e]	0.85% [e]	0.84% [e]	0.81%	0.81%
Net investment income	3.02%	2.91%	2.36%	2.52%	2.54%	2.56%

Supplemental data
Net assets, end of period (000’s)	$66,444	$276,790	$638,006	$625,728	$572,798	$425,470
Portfolio turnover rate	15.77% [f]	23.74% [f]	26.23%	27.43%	34.25%	27.27%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

TGA-12

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Asset Allocation Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.75	$20.88	$20.94	$18.64	$14.49	$15.41

Income from investment operations[a]:
Net investment income[b]	0.35	0.52	0.43	0.43	0.36	0.34
Net realized and unrealized gains (losses)	1.40	3.40	0.29	2.41	4.20	(1.00)

Total from investment operations	1.75	3.92	0.72	2.84	4.56	(0.66)

Less distributions from:
Net investment income and net foreign currency gains	(4.01)	(1.61)	(0.78)	(0.54)	(0.41)	(0.26)
Net realized gains	(5.26)	(1.44)	—	—	—	—

Total distributions	(9.27)	(3.05)	(0.78)	(0.54)	(0.41)	(0.26)

Net asset value, end of period	$14.23	$21.75	$20.88	$20.94	$18.64	$14.49

Total return[c]	7.74%	21.11%	3.55%	15.72%	31.95%	(4.39)%
Ratios to average net assets[d]
Expenses	1.10% [e]	1.09% [e]	1.10% [e]	1.09% [e]	1.06%	1.06%
Net investment income	2.77%	2.66%	2.11%	2.27%	2.29%	2.31%

Supplemental data
Net assets, end of period (000’s)	$81,430	$78,021	$68,385	$65,806	$55,754	$39,926
Portfolio turnover rate	15.77% [f]	23.74% [f]	26.23%	27.43%	34.25%	27.27%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 10.

The accompanying notes are an integral part of these financial statements.

TGA-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Global Asset Allocation Fund	Country	Shares/ Warrants	Value
Long Term Investments 89.7%
Common Stocks and Warrants 62.4%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	117,072	$952,242
[a]Raytheon Co., wts., 6/16/11	United States	63	1,162
[a]Rolls-Royce Group PLC	United Kingdom	81,424	880,598
[a]Rolls-Royce Group PLC, B	United Kingdom	4,820,294	9,874

			1,843,876

Air Freight & Logistics 1.5%
Deutsche Post AG	Germany	44,767	1,450,468
United Parcel Service Inc., B	United States	9,570	698,610

			2,149,078

Automobiles 0.7%
Bayerische Motoren Werke AG	Germany	17,098	1,102,873

Biotechnology 0.5%
[a]Amgen Inc.	United States	13,150	727,064

Capital Markets 1.0%
Invesco PLC	United Kingdom	76,977	999,468
Morgan Stanley	United States	5,420	454,630
Nomura Holdings Inc.	Japan	6	117

			1,454,215

Chemicals 0.6%
The Dow Chemical Co.	United States	20,486	905,891

Commercial Banks 3.3%
DBS Group Holdings Ltd.	Singapore	59,486	885,619
HSBC Holdings PLC	United Kingdom	77,523	1,412,826
Intesa Sanpaolo SpA	Italy	111,770	836,520
Kookmin Bank, ADR	South Korea	10,329	906,060
Mitsubishi UFJ Financial Group Inc.	Japan	36	397,548
Sumitomo Mitsui Financial Group Inc.	Japan	48	448,215

			4,886,788

Commercial Services & Supplies 1.3%
G4S PLC	United Kingdom	264,658	1,124,177
Rentokil Initial PLC	United Kingdom	253,104	817,127

			1,941,304

Computers & Peripherals 1.3%
Lite-On Technology Corp.	Taiwan	598,508	774,185
Seagate Technology	United States	50,128	1,091,287

			1,865,472

Consumer Finance 0.3%
Promise Co. Ltd.	Japan	14,250	439,690

Diversified Financial Services 2.0%
ING Groep NV	Netherlands	36,961	1,640,255
JPMorgan Chase & Co.	United States	27,163	1,316,047

			2,956,302

Diversified Telecommunication Services 4.1%
Chunghwa Telecom Co. Ltd., ADR	Taiwan	25,261	476,422
France Telecom SA, ADR	France	47,413	1,302,909

TGA-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country	Shares/ Warrants	Value
Long Term Investments (continued)
Common Stocks and Warrants (continued)
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd.	Singapore	135,025	$299,771
Telefonica SA, ADR	Spain	17,573	1,173,174
Telefonos de Mexico SAB de CV (TELMEX), L, ADR	Mexico	16,701	632,801
Telekom Austria AG, ADR	Austria	12,980	648,676
[a]Telenor ASA	Norway	74,594	1,463,656

			5,997,409

Electric Utilities 0.6%
E.ON AG	Germany	5,710	955,093

Electrical Equipment 1.4%
[b]Gamesa Corp. Tecnologica SA, 144A	Spain	25,535	933,095
[a]Vestas Wind Systems AS	Denmark	16,622	1,100,354

			2,033,449

Electronic Equipment & Instruments 1.0%
Hitachi Ltd.	Japan	118,331	840,726
Venture Corp. Ltd.	Singapore	60,159	616,734

			1,457,460

Food Products 0.7%
Unilever PLC	United Kingdom	30,710	996,074

Health Care Equipment & Supplies 0.6%
[a]Boston Scientific Corp.	United States	56,897	872,800

Health Care Providers & Services 1.1%
Quest Diagnostics Inc.	United States	17,660	912,139
[a]Tenet Healthcare Corp.	United States	103,385	673,036

			1,585,175

Hotels Restaurants & Leisure 1.1%
Compass Group PLC	United Kingdom	226,518	1,572,912

Household Durables 1.3%
Koninklijke Philips Electronics NV	Netherlands	31,730	1,355,293
Sony Corp., ADR	Japan	11,955	614,128

			1,969,421

Industrial Conglomerates 3.0%
General Electric Co.	United States	23,450	897,666
Siemens AG, ADR	Germany	12,220	1,748,193
Smiths Group PLC	United Kingdom	28,588	680,365
Tyco International Ltd.	United States	33,304	1,125,342

			4,451,566

Insurance 4.1%
ACE Ltd.	Bermuda	17,838	1,115,232
American International Group Inc.	United States	14,068	985,182
Aviva PLC	United Kingdom	55,739	832,299
AXA SA	France	36,961	1,601,237
Old Mutual PLC	United Kingdom	259,095	878,877
Torchmark Corp.	United States	10,120	678,040

			6,090,867

TGA-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country	Shares/ Warrants	Value
Long Term Investments (continued)
Common Stocks and Warrants (continued)
Leisure Equipment & Products 0.8%
FUJIFILM Holdings Corp.	Japan	25,011	$1,119,001

Media 7.0%
British Sky Broadcasting Group PLC	United Kingdom	120,651	1,550,780
[a]Comcast Corp., A	United States	53,133	1,485,599
[a]The DIRECTV Group Inc.	United States	38,637	892,901
Mediaset SpA	Italy	67,250	696,729
News Corp., A	United States	64,570	1,369,530
Pearson PLC	United Kingdom	63,912	1,082,055
Reed Elsevier NV	Netherlands	43,836	838,893
Time Warner Inc.	United States	60,448	1,271,826
[a]Viacom Inc., B	United States	28,204	1,174,132

			10,362,445

Multi-Utilities & Unregulated Power 0.4%
Centrica PLC	United Kingdom	84,222	657,137

Multiline Retail 0.8%
Target Corp.	United States	18,767	1,193,581

Oil, Gas & Consumable Fuels 5.1%
BP PLC	United Kingdom	121,707	1,473,914
El Paso Corp.	United States	90,472	1,558,833
Eni SpA	Italy	39,292	1,430,482
Repsol YPF SA	Spain	13,832	547,567
Royal Dutch Shell PLC, B	United Kingdom	38,104	1,594,805
Total SA, B	France	12,240	998,244

			7,603,845

Paper & Forest Products 2.0%
Stora Enso OYJ, R	Finland	90,927	1,720,387
UPM-Kymmene OYJ	Finland	52,175	1,292,230

			3,012,617

Pharmaceuticals 5.8%
Abbott Laboratories	United States	20,697	1,108,324
Bristol-Myers Squibb Co.	United States	38,134	1,203,509
GlaxoSmithKline PLC	United Kingdom	50,997	1,336,579
Pfizer Inc.	United States	60,304	1,541,973
Sanofi-Aventis	France	13,311	1,082,708
Takeda Pharmaceutical Co. Ltd.	Japan	14,786	955,678
[a]Watson Pharmaceuticals Inc.	United States	40,492	1,317,205

			8,545,976

Real Estate Management & Development 0.7%
Cheung Kong (Holdings) Ltd.	Hong Kong	75,748	992,006

Semiconductors & Semiconductor Equipment 1.5%
[a]Infineon Technologies AG, ADR	Germany	51,804	856,320
Samsung Electronics Co. Ltd.	South Korea	2,200	1,347,765

			2,204,085

Software 3.0%
[a]Check Point Software Technologies Ltd.	Israel	37,146	847,300
Microsoft Corp.	United States	39,012	1,149,684

TGA-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country	Shares/ Warrants		Value
Long Term Investments (continued)
Common Stocks and Warrants (continued)
Software (continued)
Nintendo Co. Ltd.	Japan	2,341		$857,286
[a]Oracle Corp.	United States	82,887		1,633,703

				4,487,973

Specialty Retail 1.1%
[a]Chico’s FAS Inc.	United States	36,461		887,461
The Gap Inc.	United States	36,569		698,468

				1,585,929

Wireless Telecommunication Services 1.5%
SK Telecom Co. Ltd., ADR	South Korea	17,988		491,972
Vodafone Group PLC, ADR	United Kingdom	50,593		1,701,442

				2,193,414

Total Common Stocks and Warrants (Cost $64,154,768)				92,212,788

Preferred Stock (Cost $107,543) 0.6%
Metals & Mining 0.6%
Companhia Vale do Rio Doce, ADR, pfd., A	Brazil	24,639		928,890

	Country/ Organization	Principal Amount[c]
Foreign Government and Agency Securities 25.9%
Bank of Thailand Bond, 5.00%, 1/12/08	Thailand	9,807,000	THB	286,944
5.375%, 4/7/08	Thailand	2,311,000	THB	68,041
5.50%, 8/10/08	Thailand	5,955,000	THB	176,719
European Investment Bank, 2.125%, 9/20/07	Supranational[d]	89,000,000	JPY	724,842
Government of Argentina,
[e,f]FRN, 5.59%, 8/03/12	Argentina	1,334,000		951,976
[g]GDP Linked Security, 12/15/35	Argentina	9,295,000		1,371,012
[g]GDP Linked Security, 12/15/35	Argentina	3,147,000	EUR	595,216
Government of Canada, 4.50%, 9/01/07	Canada	702,000	CAD	658,891
6.00%, 6/01/08	Canada	389,000	CAD	369,717
6.00%, 6/01/11	Canada	1,202,000	CAD	1,185,953
Government of Indonesia, 11.00%, 11/15/20	Indonesia	12,000,000,000	IDR	1,484,342
11.00%, 9/15/25	Indonesia	9,900,000,000	IDR	1,226,132
12.00%, 9/15/26	Indonesia	8,540,000,000	IDR	1,136,268
[b]Government of Iraq, 144A, 5.80%, 1/15/28	Iraq	239,000		146,388
Government of Malaysia, 3.135%, 12/17/07	Malaysia	3,853,000	MYR	1,115,318
6.45%, 7/01/08	Malaysia	5,885,000	MYR	1,757,251
Government of Mexico, 10.00%, 12/05/24	Mexico	133,000	[h] MXN	1,503,781
Government of New Zealand, 7.00%, 7/15/09	New Zealand	3,204,000	NZD	2,455,482
Government of Poland, 6.00%, 5/24/09	Poland	9,900,000	PLN	3,604,541
5.75%, 9/23/22	Poland	4,075,000	PLN	1,477,964

TGA-17

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Principal Amount[c]		Value
Long Term Investments (continued)
Foreign Government and Agency Securities (continued)
Government of Singapore, 1.50%, 4/01/08	Singapore	80,000	SGD	$51,953
5.625%, 7/01/08	Singapore	777,000	SGD	523,648
Government of Slovakia, 4.90%, 2/11/14	Slovak Republic	31,500,000	SKK	1,279,517
Government of Sweden, 8.00%, 8/15/07	Sweden	16,135,000	SEK	2,370,046
6.50%, 5/05/08	Sweden	7,170,000	SEK	1,070,338
5.50%, 10/08/12	Sweden	8,620,000	SEK	1,318,952
Korea Treasury Note, 4.25%, 9/10/08	South Korea	5,524,060,000	KRW	5,909,151
New South Wales Treasury Corp., 8.00%, 3/01/08	Australia	985,000	AUD	843,575
Nota Do Tesouro Nacional, 9.762%, 1/01/12	Brazil	3,650[i]	BRL	1,847,117
[j]Index Linked, 6.00%, 5/15/15	Brazil	1,000[i]	BRL	837,081
[j]Index Linked, 6.00%, 5/15/45	Brazil	30[i]	BRL	25,746

Total Foreign Government and Agency Securities (Cost $32,574,038)				38,373,902

U.S. Government and Agency Securities (Cost $1,364,158) 0.8%
FNMA, 2.125%, 10/09/07	United States	150,000,000	JPY	1,222,676

Total Long Term Investments (Cost $98,200,507)				132,738,256

Short Term Investments 8.1%
Foreign Government Securities 7.0%
[k]Egypt Certificate of Deposit, 9/12/07	Egypt	2,000,000	EGP	346,491
[k]Egypt Treasury Bill, 7/31/07	Egypt	4,175,000	EGP	729,754
8/28/07	Egypt	1,075,000	EGP	186,938
9/25/07	Egypt	1,000,000	EGP	172,991
[l]7/01/08	Egypt	1,150,000	EGP	187,938
Government of Malaysia, 3.546%, 1/11/08	Malaysia	5,360,000	MYR	1,554,051
3.569%, 2/14/08	Malaysia	2,800,000	MYR	812,061
Government of Singapore, 2.625%, 10/01/07	Singapore	212,000	SGD	138,558
[k]Malaysia Treasury Bill, 12/13/07	Malaysia	1,875,000	MYR	534,465
12/21/07	Malaysia	3,245,000	MYR	924,266
2/28/08	Malaysia	5,220,000	MYR	1,477,620
[k]Norway Treasury Bill, 9/19/07	Norway	5,019,000	NOK	842,768
12/19/07	Norway	11,778,000	NOK	1,954,348
Queensland Treasury Corp., 07G, 8.00%, 9/14/07	Australia	542,000	AUD	460,944

Total Foreign Government Securities (Cost $10,049,318)				10,323,193

Total Investments before Money Market Fund (Cost $108,249,825)				143,061,449

TGA-18

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Asset Allocation Fund	Country/ Organization	Shares	Value
Money Market Fund (Cost $1,589,336) 1.1%
[m]Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.99%	United States	1,589,336	$1,589,336

Total Investments (Cost $109,839,161) 97.8%			144,650,785
Net Unrealized Loss on Forward Exchange Contracts (0.3)%			(451,842)
Other Assets, less Liabilities 2.5%			3,675,214

Net Assets 100.0%			$147,874,157

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EGP - Egyptian Pounds

EUR - Euro

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovak Koruna

THB - Thai Baht

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FDR - Foreign Depository Receipt

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GDP - Gross Domestic Product

[a]	Non-income producing for the twelve months ended June 30, 2007.
[b]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $1,079,483, representing 0.73% of net assets.

[c]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[d]	A supranational organization is an entity formed by two or more central governments through international treaties.
[e]	The coupon rate shown represents the rate at period end.
[f]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[g]

Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of these GDP linked securities.

[h]	Principal amount is stated in 100 Mexican Peso Units.
[i]	Principal amount is stated in 1,000 Brazilian Real Units.
[j]	Redemption price at maturity is adjusted for inflation. See Note 1(f).
[k]	The security is traded on a discount basis with no stated coupon rate.
[l]	See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
[m]See	Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.

TGA-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Global Asset Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$108,249,825
Cost - Sweep Money Fund (Note 7)	1,589,336

Total cost of investments	$109,839,161

Value - Unaffiliated issuers	$143,061,449
Value - Sweep Money Fund (Note 7)	1,589,336

Total value of investments	144,650,785
Cash	123,080
Foreign currency, at value (cost $2,970,732)	2,795,543
Receivables:
Investment securities sold	29,945,409
Capital shares sold	55,407
Dividends and interest	1,222,481
Unrealized gain on forward exchange contracts (Note 8)	164,564

Total assets	178,957,269

Liabilities:
Payables:
Investment securities purchased	30,199,742
Capital shares redeemed	28,995
Affiliates	128,150
Unrealized loss on forward exchange contracts (Note 8)	616,406
Accrued expenses and other liabilities	109,819

Total liabilities	31,083,112

Net assets, at value	$147,874,157

Net assets consist of:
Paid-in capital	$92,314,657
Undistributed net investment income	2,076,112
Net unrealized appreciation (depreciation)	34,393,382
Accumulated net realized gain (loss)	19,090,006

Net assets, at value	$147,874,157

Class 1:
Net assets, at value	$66,444,305

Shares outstanding	4,604,474

Net asset value and maximum offering price per share	$14.43

Class 2:
Net assets, at value	$81,429,852

Shares outstanding	5,723,450

Net asset value and maximum offering price per share	$14.23

The accompanying notes are an integral part of these financial statements.

TGA-20

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Global Asset Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $199,955)
Unaffiliated issuers	$2,851,402
Sweep Money Fund (Note 7)	214,136
Interest (net of foreign taxes of $76,313)	2,435,528

Total investment income	5,501,066

Expenses:
Management fees (Note 3a)	879,289
Administrative fees (Note 3b)	206,353
Distribution fees - Class 2 (Note 3c)	99,525
Unaffiliated transfer agent fees	443
Custodian fees (Note 4)	50,600
Reports to shareholders	34,470
Professional fees	26,935
Trustees’ fees and expenses	1,190
Other	6,758

Total expenses	1,305,563
Expense reductions (Note 4)	(270)

Net expenses	1,305,293

Net investment income	4,195,773

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (Includes gains from a redemption in-kind of $51,446,118) (Note 10)	64,839,793
Foreign currency transactions	5,863,095

Net realized gain (loss)	70,702,888

Net change in unrealized appreciation (depreciation) on:
Investments	(50,320,526)
Translation of assets and liabilities denominated in foreign currencies	(16,912)

Net change in unrealized appreciation (depreciation)	(50,337,438)

Net realized and unrealized gain (loss)	20,365,450

Net increase (decrease) in net assets resulting from operations	$24,561,223

The accompanying notes are an integral part of these financial statements.

TGA-21

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Asset Allocation Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006

Increase (decrease) in net assets:
Operations:
Net investment income	$4,195,773	$14,103,670
Net realized gain (loss) from investments, foreign currency transactions and redemption in-kind	70,702,888	111,939,026
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(50,337,438)	(29,884,803)

Net increase (decrease) in net assets resulting from operations	24,561,223	96,157,893

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 1	(11,357,897)	(18,191,422)
Class 2	(14,016,851)	(5,009,742)
Net realized gains:
Class 1	(14,706,218)	(15,734,572)
Class 2	(18,379,776)	(4,478,496)

Total distributions to shareholders	(58,460,742)	(43,414,232)

Capital share transactions: (Note 2)
Class 1	(202,785,968)	(409,674,691)
Class 2	29,748,722	5,351,089

Total capital share transactions	(173,037,246)	(404,323,602)

Net increase (decrease) in net assets	(206,936,765)	(351,579,941)
Net assets:
Beginning of period	354,810,922	706,390,863

End of period	$147,874,157	$354,810,922

Undistributed net investment income included in net assets:
End of period	$2,076,112	$23,255,087

The accompanying notes are an integral part of these financial statements.

TGA-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Global Asset Allocation Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGA-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

e. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to

TGA-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Such distributions are reinvested in additional shares of the Fund. Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

TGA-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	277,038	$5,929,655	671,163	$14,177,128
Shares issued in reinvestment of distributions	1,796,286	26,064,115	1,797,880	33,925,994
Shares redeemed in-kind (Note 10)	(7,596,834)	(177,462,049)	(14,967,877)	(342,015,981)
Shares redeemed	(2,477,511)	(57,317,689)	(5,187,026)	(115,761,832)

Net increase (decrease)	(8,001,021)	$(202,785,968)	(17,685,860)	$(409,674,691)

Class 2 Shares:
Shares sold	240,178	$5,195,430	978,403	$19,484,840
Shares issued in reinvestment of distributions	2,263,915	32,396,627	507,121	9,488,238
Shares redeemed	(368,198)	(7,843,335)	(1,172,793)	(23,621,989)

Net increase (decrease)	2,135,895	$29,748,722	312,731	$5,351,089

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel, LLC (TIC)	Investment manager
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $1.3 billion
0.520%	In excess of $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the fund.

TGA-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% per year of its average daily net assets.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized capital losses of $166,246.

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$110,324,451

Unrealized appreciation	$35,783,520
Unrealized depreciation	(1,457,186)

Net unrealized appreciation (depreciation)	$34,326,334

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and gains realized on in-kind shareholder redemptions.

TGA-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $38,394,494 and $77,613,865, respectively. Sales of investments excludes $177,462,049 of an in-kind redemption.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
Contracts to Buy
80,151,813	Indian Rupee	2,679,766	NZD	7/27/07	—	$(87,138)
349,220,758	Chilean Peso	7,115,337	MXN	8/16/07	$4,845	—
242,842,847	Chilean Peso	4,976,696	MXN	8/20/07	808	—
191,937,108	Chilean Peso	4,002,526	MXN	9/12/07	—	(5,289)
69,658,179	Chilean Peso	1,461,258	MXN	9/14/07	—	(2,703)
47,000,000	Indian Rupee	1,521,863	NZD	9/21/07	—	(12,055)
85,000,000	Indian Rupee	2,805,558	NZD	10/29/07	—	(61,923)
87,100,000	Indian Rupee	2,899,950	NZD	10/29/07	—	(82,600)
81,000,000	Indian Rupee	2,777,778	NZD	10/30/07	—	(138,573)
96,724,152	Japanese Yen	642,600	EUR	12/06/07	—	(72,245)
250,565,000	Japanese Yen	1,639,609	EUR	1/04/08	—	(147,217)
127,176,500	Kazakhstan Tenge	1,045,000		1/16/08	—	(1,866)
121,800,000	Kazakhstan Tenge	1,000,000		1/18/08	—	(963)
121,450,000	Kazakhstan Tenge	1,000,000		1/18/08	—	(3,834)
4,426,571,459	Columbian Peso	22,656,216	MXN	4/22/08	130,811	—

Contracts to Sell
83,608,712	Indian Rupee	2,679,766	NZD	7/27/07	1,978	—
346,018,856	Chilean Peso	7,115,337	MXN	8/16/07	1,222	—
241,867,414	Chilean Peso	4,976,696	MXN	8/20/07	1,040	—
70,958,699	Chilean Peso	1,461,258	MXN	9/14/07	239	—
47,000,000	Indian Rupee	1,508,828	NZD	9/21/07	2,072	—
172,100,000	Indian Rupee	5,533,762	NZD	10/29/07	13,399	—
2,510,509,398	Columbian Peso	13,756,216	MXN	4/22/08	8,150	—

Unrealized gain (loss) on forward exchange contracts					164,564	(616,406)

Net unrealized gain (loss) on forward exchange contracts						$(451,842)

[a]	In U.S. Dollar unless otherwise indicated.

Currency Abbreviations

MXN - Mexican Peso

EUR - Euro

NZD - New Zealand Dollar

TGA-28

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Asset Allocation Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. REDEMPTION IN-KIND

During the period ended June 30, 2007 and the year ended December 31, 2006, the Fund realized $51,446,118 and $67,648,833, respectively, of net gains resulting from redemptions in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

11. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

TGA-29

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Asset Allocation Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders of record.

	Class 1		Class 2
Country	Foreign Tax Paid per Share	Foreign Source Income per Share	Foreign Tax Paid per Share	Foreign Source Income per Share
Argentina	0.0000	0.0851	0.0000	0.0841
Australia	0.0000	0.0579	0.0000	0.0572
Austria	0.0000	0.0634	0.0000	0.0627
Belgium	0.0000	0.0337	0.0000	0.0333
Bermuda	0.0000	0.0163	0.0000	0.0161
Brazil	0.0006	0.0128	0.0006	0.0127
Canada	0.0000	0.0652	0.0000	0.0645
Denmark	0.0000	0.0113	0.0000	0.0112
Egypt	0.0000	0.0315	0.0000	0.0311
Finland	0.0132	0.0837	0.0132	0.0827
France	0.0219	0.1510	0.0219	0.1492
Germany	0.0134	0.1173	0.0134	0.1159
Hong Kong	0.0000	0.0391	0.0000	0.0386
Indonesia	0.0262	0.1692	0.0262	0.1672
Iraq	0.0000	0.0030	0.0000	0.0029
Italy	0.0037	0.0360	0.0037	0.0356
Japan	0.0044	0.0600	0.0044	0.0593
Malaysia	0.0000	0.0459	0.0000	0.0454
Mexico	0.0000	0.0210	0.0000	0.0208
Netherlands	0.0130	0.0823	0.0130	0.0814
New Zealand	0.0000	0.0827	0.0000	0.0817
Norway	0.0033	0.1102	0.0033	0.1090
Peru	0.0000	0.0042	0.0000	0.0041
Philippines	0.0000	0.0118	0.0000	0.0117
Poland	0.0000	0.1118	0.0000	0.1105
Singapore	0.0000	0.0724	0.0000	0.0715
Slovak Republic	0.0000	0.0522	0.0000	0.0516
South Korea	0.0316	0.1916	0.0316	0.1893
Spain	0.0117	0.0717	0.0117	0.0709
Sweden	0.0063	0.1531	0.0063	0.1514
Switzerland	0.0045	0.0261	0.0045	0.0258
Taiwan	0.0047	0.0199	0.0047	0.0197
Thailand	0.0000	0.0741	0.0000	0.0732
Ukraine	0.0000	0.0002	0.0000	0.0002
United Kingdom	0.0000	0.5477	0.0000	0.5414
Venezuela	0.0000	0.0005	0.0000	0.0005

Total	$0.1585	$2.7159	$0.1585	$2.6844

TGA-30

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited) (continued)

Templeton Global Asset Allocation Fund

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGA-31

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; and to approve amendments to certain of the Templeton Global Asset Allocation Fund’s (the “Fund”) fundamental investment restrictions (including seven (7) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, and amendments to certain of the Fund’s fundamental investment restrictions (including seven (7) Sub-Proposals). No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,866,337.901	79.330%	91.384%
Against	472,854.903	2.916%	3.358%
Abstain	740,269.828	4.564%	5.258%

Total	14,079,462.632	86.810%	100.000%

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Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,377,078.485	76.313%	88.014%
Against	853,904.179	5.265%	6.072%
Abstain	831,657.269	5.128%	5.914%

Total	14,062,639.933	86.706%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,655,831.828	78.032%	89.996%
Against	642,158.667	3.960%	4.567%
Abstain	764,649.438	4.714%	5.437%

Total	14,062,639.933	86.706%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,624,277.725	77.838%	89.772%
Against	700,002.331	4.316%	4.977%
Abstain	738,359.877	4.552%	5.251%

Total	14,062,639.933	86.706%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,753,574.291	78.635%	90.691%
Against	634,760.608	3.914%	4.514%
Abstain	674,305.034	4.157%	4.795%

Total	14,062,639.933	86.706%	100.000%

TGA-33

Franklin Templeton Variable Insurance Products Trust

Templeton Global Asset Allocation Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes seven (7) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,567,313.420	77.486%	89.367%
Against	766,590.627	4.727%	5.451%
Abstain	728,735.886	4.493%	5.182%

Total	14,062,639.933	86.706%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,474,568.285	76.915%	88.707%
Against	761,963.818	4.698%	5.419%
Abstain	826,107.830	5.093%	5.874%

Total	14,062,639.933	86.706%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	12,632,211.413	77.887%	89.828%
Against	622,114.172	3.835%	4.424%
Abstain	808,314.348	4.984%	5.748%

Total	14,062,639.933	86.706%	100.000%

TGA-34

TEMPLETON GLOBAL INCOME SECURITIES FUND

We are pleased to bring you Templeton Global Income Securities Fund’s semiannual report for the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Global Income Securities Fund – Class 2 delivered a +5.56% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Income Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

TGI-1

Fund Goal and Main Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -0.54% total return in U.S. dollar terms for the period under review.1

Economic and Market Overview

Global economic growth remained resilient over the past six months, despite a moderating U.S. economy, largely as a result of strong growth in China and Europe. Global labor markets were strong, and relatively high resource utilization maintained medium-term pressure on prices. As a result, the central banks of most major economies maintained relatively high short-term interest rates or continued to raise them. This backdrop of continued strong global growth and rising short-term interest rates during a period of weak U.S. currency fundamentals was supportive for foreign currency performance against the U.S dollar. Toward period-end, higher yields for U.S. Treasury bonds were driven by speculation the Federal Reserve Board might need to raise interest rates to combat inflationary pressures and by lower demand from central banks diversifying their reserve holdings.

China continued to lead the Asian region in economic growth, posting an 11.1% increase in gross domestic product (GDP) in the first quarter of 2007 compared with the first quarter of 2006 (year-over-year).2 Surging domestic demand resulted in China’s becoming an increasingly important source of growth for other Asian economies through trade. Robust growth in Singapore continued into the fourth consecutive year, reaching an annualized 8.2% GDP growth in the second quarter of 2007 year-over-year, as the non-electronics manufacturing and financial services sectors offset headwinds from an inventory build-up in the U.S.3 External demand remained favorable for Japan, where large trade

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: National Bureau of Statistics, China.

3. Source: Monetary Authority of Singapore.

Fund Risks: Because the Fund invests in bonds and other debt obligations, its share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks than investment-grade bonds. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, market volatility, and political and social instability. The Fund’s prospectus also includes a description of the main investment risks.

TGI-2

surpluses and also higher income earned on investments abroad pushed the country’s current account surplus to 4.5% of GDP for the year ended May 2007.4 Japan’s economic growth was led by corporate sector strength, and despite moderating consumer spending, GDP growth was 2.6% in the first quarter of 2007 year-over-year.5 Increased utilization of resources such as production capacity and labor supported the gradual move to positive inflation and increased the durability of the current economic expansion, the longest in postwar history. The Bank of Japan confirmed the economy’s structural improvement by increasing short-term interest rates 25 basis points (100 basis points equal one percentage point), the second rate hike since ending its zero-interest rate policy last year. Despite the increase, interest rates and economic growth were low by international standards, which contributed to a weak yen.

Euro-zone growth was strong in the first quarter of 2007 as real GDP increased 3.0% year-over-year, supported by investment growth and external demand from Asia and other parts of Europe.6 Private consumption trends in 2007 grew faster than in prior years; however, lower real wage growth remained an impediment to stronger consumer spending. The labor market improved, and the unemployment rate hit a record low of 7.2% in March.6 The European Central Bank hiked interest rates 50 basis points over the period to 4.0%. Strong employment growth characterized many European economies. For example, in Scandinavia, the economies of Norway and Sweden grew 2.8% and 3.3% year-over-year, respectively, in the first quarter of 2007.7 Economic growth has generally been higher in these countries than within the euro zone. The resulting pressure on resources continued to be strong, as evidenced by falling unemployment. In Norway, the unemployment rate fell to 1.8% in June 2007 and 3.9% in Sweden in May 2007.8 Pressure on available resources from strong economic growth prompted the countries’ central banks to hike interest rates 100 basis points and 50 basis points over the period.

4. Source: Ministry of Finance, Japan.

5. Source: Economic and Social Research Institute, Japan.

6. Source: Eurostat.

7. Source: EcoWin.

8. Sources: Norway Ministry of Labour; Statistics Sweden.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGI-3

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates and currencies, and credit risks. In considering these factors, we may evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects, global trade patterns and government policies. We seek to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors including currency movements, interest rate developments and exposure to sovereign debt markets.

Interest Rate Strategy

During the six-month reporting period, the Fund maintained its overall short duration positioning seeking to take advantage of global interest rate tightening resulting from continuing strong economic growth. In addition, we found some opportunities to benefit Fund performance as we sought to take advantage of local interest rate reductions. For example, Indonesia returned +11.61% in local currency terms over the period, as measured by the JPM GBI-Emerging Markets.9 The Indonesian Central Bank reduced interest rates 125 basis points over the period, continuing its process of interest rate normalization as inflation remained under control. Another positive local market was Brazil, where the Central Bank of Brazil reduced interest rates 125 basis points during the period to 12.00%, supporting the local bond market, which returned +17.32% in local currency terms.9 At the last meeting during the period, the Central Bank of Brazil cut rates 50 basis points, a bigger amount than at other recent meetings, which indicated an acceleration of interest rate normalization and, consequently, potential economic growth.

9. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Currency Breakdown

Templeton Global Income Securities Fund

6/30/07

% of Total Net Assets
Asia Pacific	48.2%

Japanese Yen	11.8%

Malaysian Ringgit	11.2%

South Korean Won	6.9%

Indonesian Rupiah	6.7%

Indian Rupee	4.5%

Kazakhstan Tenge	4.0%

Other	3.1%

Europe	29.2%

Swedish Krona	11.8%

Polish Zloty	7.5%

Norwegian Krone	5.6%

Slovak Koruna	2.1%

Other	2.2%

Americas	17.5%

Brazilian Real	6.9%

Canadian Dollar	4.3%

U.S. Dollar	2.6%

Other	3.7%

Middle East & Africa	5.1%

Egyptian Pound	5.1%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGI-4

Currency Strategy

Our currency strategy remained relatively unchanged over the period, predicated on our medium-term expectations of a gradual unwinding of global imbalances. Such imbalances have contributed to relatively strong U.S. consumption growth, a large U.S. current account deficit, low domestic demand in Asian countries, and Asian current account surpluses. During the period, the Fund benefited from its significantly underweighted U.S. dollar exposure relative to the JPM GBI Global, as the dollar depreciated 3.39% against the U.S.’s major trading partners. 10 A major contributor to the dollar’s depreciation was the Canadian dollar, which appreciated 9.40% against the U.S. dollar during the period and benefited relative performance because of the Fund’s overweighted exposure.10 The Canadian dollar benefited from high prices for many of the country’s natural resources exports, a strong domestic economy and expectations of upcoming interest rate increases. Another currency that benefited the Fund due to its overweighted position was the Brazilian real, which appreciated 10.85% against the U.S. dollar during the six-month period.10 The real appreciated largely as a result of significant inflows from trade and investment.

European currencies generated mixed performance over the period. The Fund had limited direct exposure to the euro. Instead, the Fund was positioned to capture the benefit of accelerating European growth and consequential euro appreciation through exposure to non-euro European currencies that are highly sensitive to euro movements. The euro appreciated 2.42% versus the U.S. dollar during the six months under review.10 Although the euro’s strength hurt relative performance, the Fund benefited from exposures to the Polish zloty (up 4.27% versus the U.S. dollar) and the Norwegian krone (up 5.42%).10 Similar to the Scandinavian economies, the Polish economy exhibited tightening labor market conditions given strong GDP growth of 7.4% year-over-year in first quarter 2007.11 The strong economic growth contributed to job

10. Source: Exshare via Compustat.

11. Source: National Bank of Poland.

TGI-5

creation at a time of significant emigration from Poland. Prospects for wage pressures prompted the country’s central bank to raise interest rates during the period, supporting currency performance. Elsewhere, the Swedish krona detracted from relative performance as it depreciated 0.21% against the U.S. dollar over the period, despite an attractive economic environment in Sweden.10

Asian currency performance also varied considerably over the period. The currency that comprised the largest portion of the JPM GBI Global was the Japanese yen, which depreciated 3.51% against the U.S. dollar over the six months under review.10 The yen’s decline helped the Fund’s relative performance because the Fund was underweighted in the yen versus the index. The yen has lagged other major currencies in the current period of U.S. dollar weakening, and during the period the yen reached its lowest level against the euro since the euro’s introduction. At the same time, we believed the Japanese economy reached a structural inflection point. The Japanese economy’s structural improvement was most evident in inflation’s upward trend, which turned positive on a yearly basis in 2006 for the first time since 1998. Among other Asian currencies, the Malaysian ringgit appreciated 2.19% against the U.S. dollar, the South Korean won gained 0.66%, and the Indonesian rupiah depreciated 0.46% versus the U.S. dollar.10

Global Sovereign Debt Strategy

The Fund purchased investment-grade and subinvestment-grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark Treasury securities. The prospect for tightening global liquidity conditions through interest rate increases by most developed economies led to wider credit spreads toward period-end. Largely as a result, U.S. dollar-denominated emerging market debt returned +0.94% over the period, as measured by the JPM Emerging Markets Bond Index (EMBI) Global.9 Sovereign interest rate credit spreads increased from 171 basis points at the beginning of the reporting period to 181 basis points by period-end given a rise in U.S. yields.12 Regionally, Latin American sovereign debt

12. Source: J.P. Morgan.

TGI-6

returned +0.47%, Asian +0.78%, and central and eastern European +1.47%.9 The Fund maintained relatively limited exposure to sovereign debt during the period, largely as a result of finding more attractive valuations in local markets.

Thank you for your participation in Templeton Global Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGI-7

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Global Income Securities Fund – Class 2

TGI-8

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,055.60	$4.74
Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (0.93%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGI-9

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 1			2006		2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.73		$14.36		$15.80	$15.54	$13.67	$11.39

Income from investment operations[a]:
Net investment income[b]	0.38		0.61		0.57	0.66	0.69	0.59
Net realized and unrealized gains (losses)	0.51		1.24		(1.03)	1.37	2.35	1.83

Total from investment operations	0.89		1.85		(0.46)	2.03	3.04	2.42

Less distributions from net investment income	(0.47)		(0.48)		(0.98)	(1.77)	(1.17)	(0.14)

Redemption fees	—	[e]	—	[e]	— [e]	—	—	—

Net asset value, end of period	$16.15		$15.73		$14.36	$15.80	$15.54	$13.67

Total return[c]	5.71%		13.14%		(2.91)%	15.09%	22.72%	21.44%
Ratios to average net assets[d]
Expenses before expense reduction	0.68%		0.80%		0.78%	0.79%	0.76%	0.73%
Expenses net of expense reduction	0.68%	[f]	0.72%		0.74%	0.78%	0.76%	0.73%
Net investment income	4.72%		4.09%		3.81%	4.40%	4.72%	4.88%

Supplemental data
Net assets, end of period (000’s)	$86,579		$75,843		$53,115	$49,845	$52,842	$50,622
Portfolio turnover rate	15.39%		30.65%		30.28%	37.39%	53.01%	27.91%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGI-10

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 2			2006		2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.50		$14.19		$15.64	$15.42	$13.59	$11.33

Income from investment operations[a]:
Net investment income[b]	0.35		0.57		0.52	0.60	0.65	0.54
Net realized and unrealized gains (losses)	0.52		1.21		(1.00)	1.36	2.33	1.84

Total from investment operations	0.87		1.78		(0.48)	1.96	2.98	2.38

Less distributions from net investment income	(0.46)		(0.47)		(0.97)	(1.74)	(1.15)	(0.12)

Redemption fees	—	[e]	—	[e]	— [e]	—	—	—

Net asset value, end of period	$15.91		$15.50		$14.19	$15.64	$15.42	$13.59

Total return[c]	5.56%		12.77%		(3.08)%	14.74%	22.44%	21.15%
Ratios to average net assets[d]
Expenses before expense reduction	0.93%		1.05%		1.03%	1.04%	1.01%	0.98%
Expenses net of expense reduction	0.93%	[f]	0.97%		0.99%	1.03%	1.01%	0.98%
Net investment income	4.47%		3.84%		3.56%	4.15%	4.47%	4.63%

Supplemental data
Net assets, end of period (000’s)	$307,357		$205,768		$61,255	$19,779	$5,181	$2,119
Portfolio turnover rate	15.39%		30.65%		30.28%	37.39%	53.01%	27.91%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

TGI-11

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Global Income Securities Fund

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31,
Class 3			2006		2005[g]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.49		$14.18		$15.27

Income from investment operations[a]:
Net investment income[b]	0.35		0.58		0.38
Net realized and unrealized gains (losses)	0.51		1.21		(0.50)

Total from investment operations	0.86		1.79		(0.12)

Less distributions from net investment income	(0.46)		(0.48)		(0.97)

Redemption fees	—	[e]	—	[e]	— [e]

Net asset value, end of period	$15.89		$15.49		$14.18

Total return[c]	5.58%		12.84%		(0.80)%
Ratios to average net assets[d]
Expenses before expense reduction	0.93%		1.05%		1.03%
Expenses net of expense reduction	0.93%	[f]	0.97%		0.99%
Net investment income	4.47%		3.84%		3.56%

Supplemental data
Net assets, end of period (000’s)	$59,020		$35,572		$5,769
Portfolio turnover rate	15.39%		30.65%		30.28%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Amount rounds to less than $0.01 per share.
[f]	Benefit of expense reduction rounds to less than 0.01%.
[g]	For the period April 1, 2005 (effective date) to December 31, 2005.

The accompanying notes are an integral part of these financial statements.

TGI-12

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities 73.4%
Argentina 3.2%
Government of Argentina,
[b,c,d]FRN, 5.475%, 8/03/12	16,692,000		$11,911,828
[e]GDP Linked Security, 12/15/35	13,185,000		1,944,788
[e]GDP Linked Security, 12/15/35	4,380,000	EUR	828,423

			14,685,039

Australia 1.1%
New South Wales Treasury Corp., 8.00%, 3/01/08	5,990,000	AUD	5,129,966

Austria 0.2%
Government of Austria, 5.50%, 10/20/07	425,000	EUR	577,016
5.00%, 7/15/12	400,000	EUR	551,566

			1,128,582

Belgium 0.2%
Government of Belgium, 7.50%, 7/29/08	686,000	EUR	957,708

Brazil 6.5%
Nota Do Tesouro Nacional, 9.762%, 1/01/12	25,570	[f] BRL	12,939,942
9.762%, 1/01/14	7,100	[f] BRL	3,571,903
9.762%, 1/01/17	15,240	[f] BRL	7,607,449
[g]Index Linked, 6.00%, 5/15/15	2,750	[f] BRL	2,301,972
[g]Index Linked, 6.00%, 5/15/45	3,625	[f] BRL	3,110,964

			29,532,230

Canada 1.6%
Province of Alberta, 5.00%, 12/16/08	170,000	CAD	160,275
Province of Manitoba, 6.375%, 9/01/15	1,638,000	NZD	1,165,913
Province of Newfoundland, 5.90%, 12/12/07	300,000	CAD	283,175
Province of Ontario, 6.125%, 9/12/07	3,555,000	CAD	3,346,908
3.875%, 3/08/08	1,925,000	CAD	1,797,500
6.25%, 6/16/15	925,000	NZD	650,386

			7,404,157

Finland 0.2%
Government of Finland, 5.375%, 7/04/13	540,000	EUR	760,951

France 0.1%
Government of France, 4.00%, 10/25/09	195,000	EUR	261,030

Germany 2.7%
KfW Bankengruppe,
[b]FRN, 0.456%, 8/08/11	1,280,000,000	JPY	10,399,061
senior note, 8.25%, 9/20/07	129,000,000	ISK	2,044,745

			12,443,806

Indonesia 6.6%
Government of Indonesia, 10.00%, 10/15/11	1,800,000,000	IDR	210,183
11.00%, 12/15/12	450,000,000	IDR	55,111
14.25%, 6/15/13	11,269,000,000	IDR	1,555,958
14.275%, 12/15/13	21,167,000,000	IDR	2,958,929
11.00%, 10/15/14	3,390,000,000	IDR	418,544

TGI-13

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities (continued)
Indonesia (continued)
Government of Indonesia (continued)
10.75%, 5/15/16	3,300,000,000	IDR	$405,788
10.00%, 7/15/17	3,500,000,000	IDR	414,886
11.50%, 9/15/19	30,075,000,000	IDR	3,869,480
11.00%, 11/15/20	31,230,000,000	IDR	3,863,001
12.80%, 6/15/21	35,265,000,000	IDR	4,884,746
12.90%, 6/15/22	10,710,000,000	IDR	1,493,609
10.25%, 7/15/22	2,500,000,000	IDR	292,612
11.75%, 8/15/23	5,491,000,000	IDR	711,175
11.00%, 9/15/25	28,850,000,000	IDR	3,573,121
12.00%, 9/15/26	8,230,000,000	IDR	1,095,021
10.25%, 7/15/27	33,720,000,000	IDR	3,912,083

			29,714,247

Iraq 1.3%
[h]Government of Iraq, Reg S, 5.80%, 1/15/28	9,300,000		5,696,250

Malaysia 4.2%
Government of Malaysia, 8.60%, 12/01/07	25,395,000	MYR	7,515,585
3.135%, 12/17/07	14,625,000	MYR	4,233,460
6.45%, 7/01/08	14,772,000	MYR	4,410,894
3.917%, 9/30/08	400,000	MYR	116,692
4.305%, 2/27/09	4,210,000	MYR	1,239,312
7.00%, 3/15/09	5,240,000	MYR	1,610,019

			19,125,962

Mexico 4.9%
Government of Mexico,
[i]144A, 7.50%, 3/08/10	450,000	EUR	649,408
8.00%, 12/17/15	726,000	[j] MXN	6,850,813
10.00%, 12/05/24	1,280,000	[j] MXN	14,472,481

			21,972,702

New Zealand 0.4%
Government of New Zealand, 7.00%, 7/15/09	2,435,000	NZD	1,866,135

Peru 0.9%
Government of Peru,
8.60%, 8/12/17	6,185,000	PEN	2,344,719
7.84%, 8/12/20	4,945,000	PEN	1,811,556

			4,156,275

Philippines 0.1%
[h]Government of the Philippines, Reg S, 9.125%, 2/22/10	330,000	EUR	489,609

Poland 4.2%
Government of Poland,
6.00%, 5/24/09	4,045,000	PLN	1,472,764
5.75%, 9/23/22	48,750,000	PLN	17,681,166

			19,153,930

Singapore 1.4%
Government of Singapore,
2.625%, 10/01/07	5,900,000	SGD	3,856,093
1.50%, 4/01/08	350,000	SGD	227,296
5.625%, 7/01/08	3,240,000	SGD	2,183,550

			6,266,939

TGI-14

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Government and Agency Securities (continued)
Slovak Republic 2.1%
Government of Slovakia, 4.95%, 3/05/08	81,000,000	SKK	$3,270,424
4.80%, 4/14/09	33,500,000	SKK	1,358,432
4.90%, 2/05/10	1,000,000	SKK	40,782
8.50%, 8/17/10	70,000,000	SKK	3,138,195
7.50%, 3/13/12	19,000,000	SKK	858,145
5.00%, 1/22/13	6,000,000	SKK	245,181
4.90%, 2/11/14	4,900,000	SKK	199,036
5.30%, 5/12/19	11,200,000	SKK	471,634

			9,581,829

South Africa 0.1%
Government of South Africa, 5.25%, 5/16/13	200,000	EUR	273,086

South Korea 6.8%
Korea Treasury Note, 3.75%, 9/10/07	5,950,000,000	KRW	6,422,262
4.25%, 3/10/08	2,700,000,000	KRW	2,902,431
4.75%, 3/12/08	3,768,000,000	KRW	4,062,854
4.50%, 9/09/08	1,945,000,000	KRW	2,086,355
4.25%, 9/10/08	14,364,690,000	KRW	15,366,074

			30,839,976

Spain 0.1%
Government of Spain, 6.00%, 1/31/08	390,000	EUR	532,649

[k]Supranational 10.2%
European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09	40,000,000	PLN	14,429,561
European Investment Bank, 2.125%, 9/20/07	300,000,000	JPY	2,443,287
[b]senior note, FRN, 0.525%, 9/21/11	1,340,000,000	JPY	10,882,861
Inter-American Development Bank, 6.00%, 12/15/17	575,000	NZD	397,621
senior note, 7.50%, 12/05/24	200,000,000	[j] MXN	18,155,395

			46,308,725

Sweden 11.3%
Government of Sweden, 8.00%, 8/15/07	148,705,000	SEK	21,843,051
6.50%, 5/05/08	151,000,000	SEK	22,541,287
5.00%, 1/28/09	7,500,000	SEK	1,109,426
[l]Sweden Treasury Bill, 12/19/07	38,775,000	SEK	5,574,335

			51,068,099

Thailand 0.2%
Bank of Thailand Bond, 5.50%, 8/10/08	23,700,000	THB	703,316

United States 2.8%
FNMA, 2.125%, 10/09/07	1,350,000,000	JPY	11,004,087
1.75%, 3/26/08	180,000,000	JPY	1,471,643

			12,475,730

Total Government and Agency Securities (Cost $312,881,767)			332,528,928

TGI-15

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Income Securities Fund	Principal Amount[a]		Value
Short Term Investments 24.0%
Government and Agency Securities 20.1%
Australia 0.5%
Queensland Treasury Corp., 07G, 8.00%, 9/14/07	2,400,000	AUD	$2,041,079

Canada 3.0%
Government of Canada, 4.50%, 9/01/07	14,655,000	CAD	13,755,046

Egypt 4.6%
[l]Egypt Certificate of Deposit, 9/12/07	10,000,000	EGP	1,732,457
[d,l]Egypt Treasury Bills, 7/17/07 - 7/01/08	113,400,000	EGP	19,201,042

			20,933,499

Malaysia 6.8%
Government of Malaysia,
3.546%, 1/11/08	8,890,000	MYR	2,577,521
3.569%, 2/14/08	17,280,000	MYR	5,011,575
7.60%, 3/15/08	5,000,000	MYR	1,490,587
3.17%, 5/15/08	16,610,000	MYR	4,802,106
[l]Malaysia Treasury Bills, 11/01/07 - 6/06/08	58,930,000	MYR	16,746,353

			30,628,142

Norway 5.2%
[1]Norway Treasury Bill,
9/19/07	39,900,000	NOK	6,699,833
12/19/07	44,930,000	NOK	7,455,329
3/19/08	56,765,000	NOK	9,274,674

			23,429,836

Total Government and Agency securities (Cost $88,274,655)			90,787,602

Total Investments before Repurchase Agreement (Cost $401,156,422)			423,316,530

United States 3.9%
Repurchase Agreement (Cost $17,613,408) 3.9%
[m]Joint Repurchase Agreement, 4.832%, 7/02/07 (Maturity Value $17,620,500)	17,613,408		17,613,408
ABN AMRO Bank, NV, New York Branch (Maturity Value $1,711,303)
Banc of America Securities LLC (Maturity Value $1,079,431)
Barclays Capital Inc. (Maturity Value $776,712)
Bear, Stearns & Co. Inc. (Maturity Value $1,711,303)
BNP Paribas Securities Corp. (Maturity Value $1,721,523)
Deutsche Bank Securities Inc. (Maturity Value $1,553,247)
Goldman, Sachs & Co. (Maturity Value $1,711,303)
Greenwich Capital Markets Inc. (Maturity Value $1,711,303)
Lehman Brothers Inc. (Maturity Value $1,076,613)
Merrill Lynch Government Securities Inc. (Maturity Value $1,434,837)
Morgan Stanley & Co. Inc. (Maturity Value $1,711,303)
UBS Securities LLC (Maturity Value $1,421,622)

Collateralized by U.S. Government Agency Securities, 2.50% - 7.625%, 7/02/07 - 6/08/12;
[l]U.S. Government Agency Discount Notes, 7/13/07 - 8/20/07 and U.S. Treasury Notes,
2.625% - 6.125%, 8/15/07 - 9/30/11

Total Investments (Cost $418,769,830) 97.4%			440,929,938
Net Unrealized Gain on Forward Exchange Contracts 0.0%[n]			122,574
Other Assets, less Liabilities 2.6%			11,903,780

Net Assets 100.0%			$452,956,292

TGI-16

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Global Income Securities Fund

Currency Abbreviations

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EGP - Egyptian Pounds

EUR - Euro

IDR - Indonesian Rupiah

ISK - Iceland Krona

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovak Koruna

THB - Thai Baht

Selected Portfolio Abbreviations

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GDP - Gross Domestic Product

[a]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[b]	The coupon rate shown represents the rate at period end.
[c]	The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.
[d]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[e]

Securities are linked to the Argentine GDP and do not pay principal over the life of the security or at expiration. Securities entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of these GDP linked securities.

[f]	Principal amount is stated in 1,000 Real units.
[g]	Principal amount of security is adjusted for inflation. See Note 1(g).
[h]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the aggregate value of these securities was $6,185,859, representing 1.37% of net assets.

I

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the value of this security was $649,408, representing 0.14% of net assets.

[j]	Principal amount is stated in 100 Peso units.
[k]	A supranational organization is an entity formed by two or more central governments through international treaties.
[l]	The security is traded on a discount basis with no stated coupon rate.
[m]	See Note 1(c) regarding joint repurchase agreement.
[n]	Rounds to less than 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

TGI-17

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Global Income Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$401,156,422
Cost - Repurchase agreements	17,613,408

Total cost of investments	$418,769,830

Value - Unaffiliated issuers	$423,316,530
Value - Repurchase agreements	17,613,408

Total value of investments	440,929,938
Foreign currency, at value (cost $5,204,653)	5,203,310
Receivables:
Investment securities sold	74,492,912
Capital shares sold	901,948
Interest	9,654,814
Unrealized gain on forward exchange contracts (Note 7)	1,351,191

Total assets	532,534,113

Liabilities:
Payables:
Investment securities purchased	77,711,307
Capital shares redeemed	70,957
Affiliates	327,915
Unrealized loss on forward exchange contracts (Note 7)	1,228,617
Accrued expenses and other liabilities	239,025

Total liabilities	79,577,821

Net assets, at value	$452,956,292

Net assets consist of:
Paid-in capital	$425,452,673
Undistributed net investment income	5,991,997
Net unrealized appreciation (depreciation)	22,576,996
Accumulated net realized gain (loss)	(1,065,374)

Net assets, at value	$452,956,292

Class 1:
Net assets, at value	$86,578,881

Shares outstanding	5,361,291

Net asset value and maximum offering price per share	$16.15

Class 2:
Net assets, at value	$307,357,191

Shares outstanding	19,321,761

Net asset value and maximum offering price per share	$15.91

Class 3:
Net assets, at value	$59,020,220

Shares outstanding	3,713,790

Net asset value and maximum offering price per share[a]	$15.89

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

The accompanying notes are an integral part of these financial statements.

TGI-18

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Global Income Securities Fund
Investment income:
Interest (net of foreign taxes $253,674)	$10,143,705

Expenses:
Management fees (Note 3a)	968,759
Distribution fees: (Note 3c)
Class 2	312,449
Class 3	58,156
Unaffiliated transfer agent fees	574
Custodian fees (Note 4)	166,008
Reports to shareholders	119,347
Professional fees	15,228
Trustees’ fees and expenses	478
Other	6,906

Total expenses	1,647,905
Expense reductions (Note 4)	(4,777)

Net expenses	1,643,128

Net investment income	8,500,577

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	5,053,275
Foreign currency transactions	650,600

Net realized gain (loss)	5,703,875

Net change in unrealized appreciation (depreciation) on:
Investments	6,881,899
Translation of assets and liabilities denominated in foreign currencies	193,611

Net change in unrealized appreciation (depreciation)	7,075,510

Net realized and unrealized gain (loss)	12,779,385

Net increase (decrease) in net assets resulting from operations	$21,279,962

The accompanying notes are an integral part of these financial statements.

TGI-19

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Income Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$8,500,577	$7,811,021
Net realized gain (loss) from investments and foreign currency transactions	5,703,875	4,248,556
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	7,075,510	12,273,367

Net increase (decrease) in net assets resulting from operations	21,279,962	24,332,944

Distributions to shareholders from net investment income:
Class 1	(2,456,235)	(2,013,759)
Class 2	(8,266,690)	(3,259,404)
Class 3	(1,628,484)	(431,514)

Total distributions to shareholders	(12,351,409)	(5,704,677)

Capital share transactions: (Note 2)
Class 1	8,689,229	16,986,934
Class 2	95,716,794	133,487,737
Class 3	22,435,147	27,934,695

Total capital share transactions	126,841,170	178,409,366

Redemption fees	3,573	6,342

Net increase (decrease) in net assets	135,773,296	197,043,975
Net assets:
Beginning of period	317,182,996	120,139,021

End of period	$452,956,292	$317,182,996

Undistributed net investment income included in net assets:
End of period	$5,991,997	$9,842,829

The accompanying notes are an integral part of these financial statements.

TGI-20

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Global Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers three classes of shares: Class 1, Class 2, and Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction

TGI-21

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on June 29, 2007. The joint repurchase agreement is valued at cost.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

TGI-22

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security’s interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

TGI-23

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	951,997	$15,313,189	2,027,528	$30,612,502
Shares issued in reinvestment of distributions	153,227	2,456,235	137,929	2,013,759
Shares redeemed	(566,571)	(9,080,195)	(1,040,680)	(15,639,327)

Net increase (decrease)	538,653	$8,689,229	1,124,777	$16,986,934

Class 2 Shares:
Shares sold	5,908,235	$93,532,439	8,960,584	$133,647,009
Shares issued in reinvestment of distributions	523,540	8,266,690	226,190	3,259,404
Shares redeemed	(383,775)	(6,082,335)	(230,816)	(3,418,676)

Net increase (decrease)	6,048,000	$95,716,794	8,955,958	$133,487,737

Class 3 Shares:
Shares sold	1,603,942	$25,488,236	2,255,932	$33,481,415
Shares issued in reinvestment of distributions	103,199	1,628,484	29,966	431,514
Shares redeemed	(289,740)	(4,681,573)	(396,229)	(5,978,234)

Net increase (decrease)	1,417,401	$22,435,147	1,889,669	$27,934,695

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

TGI-24

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for Class 2 and Class 3 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.25% and 0.35% per year of its average daily net assets of Class 2 and Class 3, respectively. The Board of Trustees has agreed to limit the current rate to 0.25% per year for Class 3.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2007	$2,569,857
2008	2,370,518
2009	1,649,033
2010	177,731

$6,767,139

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$422,066,787

Unrealized appreciation	$22,661,523
Unrealized depreciation	(3,798,372)

Net unrealized appreciation (depreciation)	$18,863,151

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $149,287,981 and $46,747,561, respectively.

TGI-25

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS

At June 30, 2007, the Fund had the following forward exchange contracts outstanding:

Contracts to Buy		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
426,288,750	Japanese Yen	3,750,000		7/5/07	—	$(285,814)
433,331,250	Japanese Yen	3,750,000		7/13/07	—	(224,801)
175,000,000	Japanese Yen	1,513,727		7/17/07	—	(89,317)
27,917,500	Japanese Yen	250,000		9/4/07	—	(21,277)
25,000,000	Indian Rupee	809,502	NZD	9/21/07	—	(6,412)
79,500,000	Iceland Krona	1,063,118		10/9/07	$184,184	—
14,000,000	Indian Rupee	462,092	NZD	10/29/07	—	(10,199)
14,500,000	Indian Rupee	488,594	NZD	10/29/07	—	(18,197)
27,925,000	Indian Rupee	929,749	NZD	10/29/07	—	(26,482)
31,600,000	Indian Rupee	1,083,676	NZD	10/30/07	—	(54,060)
48,073,500	Japanese Yen	414,034		11/13/07	—	(16,764)
96,333,750	Japanese Yen	825,411		11/13/07	—	(29,327)
38,027,500	Japanese Yen	335,541		12/5/07	—	(20,419)
1,235,688	Romania Leu	484,204		12/27/07	45,302	—
33,600,000	Japanese Yen	292,601		1/22/08	—	(12,560)
34,696,800	Japanese Yen	220,102	EUR	1/31/08	—	(10,193)
49,956,750	Kazakhstan Tenge	405,000		2/6/08	4,766	—
57,427,500	Kazakhstan Tenge	465,000		2/6/08	6,044	—
28,395,800	Kazakhstan Tenge	230,000		2/7/08	2,914	—
773,199,000	Kazakhstan Tenge	6,300,000		3/25/08	42,376	—
101,142,000	Japanese Yen	869,956		5/27/08	—	(14,772)
531,699,750	Japanese Yen	4,500,000		6/30/08	12,934	—

Contracts to Sell
2,329,569	New Zealand Dollar	69,677,396	INR	7/27/07	—	(75,751)
9,640,135	Mexican Peso	473,137,801	CLP	8/16/07	6,564	—
6,597,015	Mexican Peso	321,907,960	CLP	8/20/07	1,071	—
7,962,312	Mexican Peso	380,200,405	CLP	8/21/07	—	(14,447)
5,422,023	Mexican Peso	260,007,686	CLP	9/12/07	—	(7,165)
2,017,928	Mexican Peso	96,194,629	CLP	9/14/07	—	(3,733)
357,000	Euro	53,735,640	JPY	12/6/07	—	(40,136)
35,571,270	Mexican Peso	143,000,063	INR	1/22/08	226,808	—
30,321,722	Mexican Peso	121,514,299	INR	1/25/08	183,977	—
19,609,025	Mexican Peso	78,255,696	INR	2/27/08	110,550	—
39,305,785	Mexican Peso	155,595,882	INR	2/28/08	190,875	—
10,166,171	Mexican Peso	40,344,448	INR	3/3/08	51,782	—
10,703,553	Mexican Peso	2,035,283	BRL	4/22/08	50,603	—
22,656,216	Mexican Peso	4,426,571,459	COP	4/22/08	130,811	—
12,477,832	Mexican Peso	2,353,693,412	COP	5/6/08	30,456	—
12,494,827	Mexican Peso	2,368,373	BRL	5/7/08	54,801	—
30,000,000	Mexican Peso	113,235,000	INR	5/21/08	11,659	—
46,737,959	Mexican Peso	507,359,240	KZT	5/27/08	—	(70,525)
40,184,041	Mexican Peso	431,271,202	KZT	5/29/08	—	(100,652)
6,853,159	Mexican Peso	75,609,535	KZT	6/25/08	960	—
10,925,894	Mexican Peso	120,542,108	KZT	6/25/08	1,522	—
11,184,356	Mexican Peso	123,232,028	KZT	6/25/08	232	—

TGI-26

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

7. FORWARD EXCHANGE CONTRACTS (continued)

Contracts to Sell (continued)		Contract Amount[a]		Settlement Date	Unrealized Gain	Unrealized Loss
31,357,983	Mexican Peso	5,629,698,616	COP	6/27/08	$—	$(63,500)
23,073,608	Mexican Peso	6,530,985	PEN	6/30/08	—	(12,114)

Unrealized gain (loss) on forward exchange contracts					$1,351,191	(1,228,617)

Net unrealized gain (loss) on forward exchange contracts					$122,574

[a]	In U.S. Dollar unless otherwise indicated.

Currency Abbreviations

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

INR - Indian Rupee

JPY - Japanese Yen

KZT - Kazakhstan Tenge

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

8. CREDIT RISK

The Fund has 18.11% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

TGI-27

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Income Securities Fund

10. REGULATORY AND LITIGATION MATTERS (continued)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

TGI-28

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Global Income Securities Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders of record.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Argentina	0.0000	0.0242	0.0000	0.0234	0.0000	0.0235
Australia	0.0000	0.0077	0.0000	0.0075	0.0000	0.0075
Austria	0.0000	0.0048	0.0000	0.0046	0.0000	0.0046
Belgium	0.0000	0.0022	0.0000	0.0021	0.0000	0.0021
Brazil	0.0000	0.0139	0.0000	0.0135	0.0000	0.0136
Canada	0.0000	0.0229	0.0000	0.0221	0.0000	0.0222
Denmark	0.0000	0.0009	0.0000	0.0008	0.0000	0.0008
Egypt	0.0000	0.0200	0.0000	0.0193	0.0000	0.0194
Finland	0.0000	0.0018	0.0000	0.0017	0.0000	0.0017
France	0.0000	0.0009	0.0000	0.0009	0.0000	0.0009
Germany	0.0000	0.0068	0.0000	0.0065	0.0000	0.0066
Greece	0.0000	0.0009	0.0000	0.0009	0.0000	0.0009
Iceland	0.0000	0.0033	0.0000	0.0032	0.0000	0.0032
Indonesia	0.0052	0.0516	0.0052	0.0499	0.0052	0.0502
Iraq	0.0000	0.0091	0.0000	0.0088	0.0000	0.0088
Ireland	0.0000	0.0006	0.0000	0.0006	0.0000	0.0006
Italy	0.0000	0.0002	0.0000	0.0002	0.0000	0.0002
Japan	0.0000	0.0013	0.0000	0.0012	0.0000	0.0012
Malaysia	0.0000	0.0168	0.0000	0.0163	0.0000	0.0164
Mexico	0.0000	0.0039	0.0000	0.0037	0.0000	0.0038
Netherlands	0.0000	0.0013	0.0000	0.0012	0.0000	0.0012
New Zealand	0.0000	0.0045	0.0000	0.0044	0.0000	0.0044
Norway	0.0000	0.0196	0.0000	0.0190	0.0000	0.0191
Peru	0.0000	0.0138	0.0000	0.0133	0.0000	0.0134
Philippines	0.0000	0.0056	0.0000	0.0054	0.0000	0.0055
Poland	0.0000	0.0306	0.0000	0.0296	0.0000	0.0298
Singapore	0.0000	0.0090	0.0000	0.0087	0.0000	0.0087
Slovak Republic	0.0013	0.0113	0.0013	0.0109	0.0013	0.0110
South Africa	0.0000	0.0004	0.0000	0.0004	0.0000	0.0004
South Korea	0.0044	0.0376	0.0044	0.0363	0.0044	0.0366
Spain	0.0000	0.0010	0.0000	0.0010	0.0000	0.0010
Sweden	0.0000	0.0373	0.0000	0.0361	0.0000	0.0363
Thailand	0.0000	0.0198	0.0000	0.0191	0.0000	0.0192

Total	$0.0109	$0.3856	$0.0109	$0.3726	$0.0109	$0.3748

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

TGI-29

Franklin Templeton Variable Insurance Products Trust

Templeton Global Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Templeton Global Income Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund’s fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), and the elimination of certain of the Fund’s fundamental investment restrictions. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,178,335.259	88.240%	92.538%
Against	404,531.309	1.963%	2.059%
Abstain	1,061,319.311	5.152%	5.403%

Total	19,644,185.879	95.355%	100.000%

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	17,717,786.411	86.004%	90.194%
Against	855,887.823	4.155%	4.356%
Abstain	1,070,511.645	5.196%	5.450%

Total	19,644,185.879	95.355%	100.000%

TGI-30

Franklin Templeton Variable Insurance Products Trust

Templeton Global Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,019,946.124	87.471%	91.732%
Against	644,043.620	3.126%	3.278%
Abstain	980,196.135	4.758%	4.990%

Total	19,644,185.879	95.355%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	17,869,624.189	86.741%	90.966%
Against	767,285.300	3.725%	3.906%
Abstain	1,007,276.390	4.889%	5.128%

Total	19,644,185.879	95.355%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,021,721.645	87.479%	91.741%
Against	652,021.935	3.165%	3.319%
Abstain	970,442.299	4.711%	4.940%

Total	19,644,185.879	95.355%	100.000%

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,042,426.474	87.580%	91.846%
Against	639,232.144	3.103%	3.254%
Abstain	962,527.261	4.672%	4.900%

Total	19,644,185.879	95.355%	100.000%

TGI-31

Franklin Templeton Variable Insurance Products Trust

Templeton Global Income Securities Fund

Meeting of Shareholders, March 21, 2007 and reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,081,025.189	87.767%	92.043%
Against	523,456.801	2.541%	2.664%
Abstain	1,039,703.889	5.047%	5.293%

Total	19,644,185.879	95.355%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	17,995,670.983	87.353%	91.608%
Against	617,786.894	2.999%	3.145%
Abstain	1,030,728.002	5.003%	5.247%

Total	19,644,185.879	95.355%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	18,152,413.683	88.114%	92.406%
Against	536,912.695	2.606%	2.733%
Abstain	954,859.501	4.635%	4.861%

Total	19,644,185.879	95.355%	100.000%

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	17,984,760.743	87.300%	91.553%
Against	792,915.223	3.849%	4.036%
Abstain	866,509.913	4.206%	4.411%

Total	19,644,185.879	95.355%	100.000%

TGI-32

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2007.

Performance Summary as of 6/30/07

Templeton Growth Securities Fund – Class 2 delivered a +6.66% total return for the six-month period ended 6/30/07.

Performance reflects the Fund’s Class 2 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares.

Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the +9.48% return of the Morgan Stanley Capital International (MSCI) World Index for the period under review.1

Economic and Market Overview

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month period ended June 30, 2007. Sustained consumer and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the global economic recovery began in 2002.

The mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower economic growth. Investors worldwide pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, these concerns subsided as some U.S. economic data pointed to a rebound during the second quarter. Toward the end of the period, a bond market sell-off caused yields on longer-term Treasuries to rise significantly, reflecting expectations of a pick-up in inflation later in the year. Outside the U.S., economic growth remained solid, particularly in Europe and the emerging markets.

Financing costs increased gradually from unprecedented low levels, but global liquidity — petrodollars, corporate cash, private equity, household savings and central banks’ reserves — remained abundant. As investible cash continued to look for a home, global merger and acquisition activity also remained heightened. The total value of deals announced in the first six months of this year was more than $2.6 trillion, on track to eclipse the $3.6 trillion spent on private buyouts and broad corporate consolidation during 2006.2

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Thomson Financial.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term price fluctuations. Foreign investing, especially in emerging markets, involves additional risks, including currency fluctuations, economic instability, market volatility, and political and social instability. By having significant investments in one or more countries or in particular sectors from time to time, the Fund may be at greater risk of adverse developments in a country or sector than a fund that invests more broadly. The Fund’s prospectus also includes a description of the main investment risks.

With this backdrop, most global equity markets ended the six-month period with double-digit total returns. Many stock market indexes in the U.S. and most European countries reached seven-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

Looking at sector performance for the reporting period, our stock selection in the consumer discretionary sector contributed most to Fund performance relative to the MSCI World Index.3 Top contributors in this sector included international foodservice company Compass Group, French car manufacturer Peugeot, online travel company Expedia and U.K. television broadcasting company British Sky Broadcasting Group (BSkyB). However, most sectors hurt relative Fund performance, particularly materials and information technology (IT).4 Our underweighting in the materials sector was a major detractor, as this sector outperformed the index. Stock selection in the information technology sector, most notably Seagate Technology, Samsung Electronics and Microsoft, was also a drag on relative performance.

From a geographic perspective, our holdings in Germany and the U.K. contributed the most to relative Fund performance. Among the strongest performers were Germany’s Siemens and U.K.-based companies Royal Dutch Shell and Vodafone, and the previously mentioned BSkyB and Compass Group. Our U.S. holdings were the largest detractors from relative Fund performance. Half of the bottom 10 performers were from the U.S., including disc drive manufacturer Seagate Technology, medical device company Boston Scientific, media conglomerate News Corp., advertising company Interpublic Group of Companies and

3. The consumer discretionary sector comprises auto components; automobiles; diversified consumer services; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; and specialty retail in the Statement of Investments (SOI).

4. The materials sector comprises paper and forest products in the SOI. The IT sector comprises computers and peripherals, electronic equipment and instruments, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI.

insurance powerhouse American International Group. The Fund’s cash position also dampened relative performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2007, the U.S. dollar fell in value relative to most non-U.S. currencies. As a result, the Fund’s performance was positively affected by the Fund’s substantial investments in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Based on our investment strategy, we continue to believe that the best way to serve our clients’ interests is continuing our research on a company-by-company basis. Thus, stock selection, in our view, will remain the overriding factor in determining performance differentials.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2007, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/07

Company Sector/Industry, Country	% of Total Net Assets
Siemens AG	2.3%
Industrial Conglomerates, Germany
General Electric Co.	2.2%
Industrial Conglomerates, U.S.
Microsoft Corp.	2.2%
Software, U.S.
Tyco International Ltd.	2.2%
Industrial Conglomerates, U.S.
Pfizer Inc.	2.1%
Pharmaceuticals, U.S.
News Corp., A	2.1%
Media, U.S.
HSBC Holdings PLC	2.0%
Commercial Banks, U.K.
Royal Dutch Shell PLC, B	1.9%
Oil, Gas & Consumable Fuels, U.K.
Oracle Corp.	1.9%
Software, U.S.
Seagate Technology	1.8%
Computers & Peripherals, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•

Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Templeton Growth Securities Fund – Class 2

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 2	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Fund-Level Expenses Incurred During Period* 1/1/07–6/30/07
Actual	$1,000	$1,066.60	$5.23
Hypothetical (5% return before expenses)	$1,000	$1,019.74	$5.11

*Expenses are equal to the annualized expense ratio for the Fund’s Class 2 shares (1.02%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights

Templeton Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 1		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.16	$13.98	$12.98	$11.31	$8.67	$11.09

Income from investment operations[a]:
Net investment income[b]	0.20	0.29	0.24	0.21	0.17	0.17
Net realized and unrealized gains (losses)	0.90	2.67	0.92	1.61	2.63	(2.13)

Total from investment operations	1.10	2.96	1.16	1.82	2.80	(1.96)

Less distributions from:
Net investment income	(0.25)	(0.23)	(0.16)	(0.15)	(0.16)	(0.24)
Net realized gains	(0.69)	(0.55)	—	—	—	(0.22)

Total distributions	(0.94)	(0.78)	(0.16)	(0.15)	(0.16)	(0.46)

Net asset value, end of period	$16.32	$16.16	$13.98	$12.98	$11.31	$8.67

Total return[c]	6.74%	22.20%	9.06%	16.25%	32.62%	(18.32)%
Ratios to average net assets[d]
Expenses	0.77% [e]	0.78% [e]	0.82% [e]	0.86% [e]	0.88%	0.87%
Net investment income	2.48%	1.93%	1.81%	1.75%	1.74%	1.69%

Supplemental data
Net assets, end of period (000’s)	$409,308	$413,871	$779,347	$800,118	$769,339	$665,537
Portfolio turnover rate	12.29%	20.29%[f]	22.16%	19.13%	37.43%	30.67%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 8.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Highlights (continued)

Templeton Growth Securities Fund

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31,
Class 2		2006	2005	2004	2003	2002

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.93	$13.81	$12.83	$11.19	$8.59	$11.01

Income from investment operations[a]:
Net investment income[b]	0.18	0.24	0.20	0.17	0.13	0.13
Net realized and unrealized gains (losses)	0.89	2.63	0.93	1.61	2.62	(2.10)

Total from investment operations	1.07	2.87	1.13	1.78	2.75	(1.97)

Less distributions from:
Net investment income	(0.22)	(0.20)	(0.15)	(0.14)	(0.15)	(0.23)
Net realized gains	(0.69)	(0.55)	—	—	—	(0.22)

Total distributions	(0.91)	(0.75)	(0.15)	(0.14)	(0.15)	(0.45)

Net asset value, end of period	$16.09	$15.93	$13.81	$12.83	$11.19	$8.59

Total return[c]	6.66%	21.81%	8.86%	16.03%	32.13%	(18.49)%
Ratios to average net assets[d]
Expenses	1.02% [e]	1.03% [e]	1.07% [e]	1.11% [e]	1.13%	1.12%
Net investment income	2.23%	1.68%	1.56%	1.50%	1.49%	1.44%

Supplemental data
Net assets, end of period (000’s)	$3,298,225	$2,821,818	$1,912,825	$1,189,112	$511,659	$190,054
Portfolio turnover rate	12.29%	20.29%[f]	22.16%	19.13%	37.43%	30.67%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]

Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

[d]	Ratios are annualized for periods less than one year.
[e]	Benefit of expense reduction rounds to less than 0.01%.
[f]	Excludes the value of portfolio securities delivered as a result of a redemption in-kind. See Note 8.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 1.2%
[a]BAE Systems PLC, 144A	United Kingdom	369	$3,001
Raytheon Co.	United States	542,957	29,259,953
[b]Rolls-Royce Group PLC	United Kingdom	1,349,842	14,598,493
[b]Rolls-Royce Group PLC, B	United Kingdom	79,910,646	163,698

			44,025,145

Air Freight & Logistics 1.5%
Deutsche Post AG	Germany	1,373,042	44,487,102
United Parcel Service Inc., B	United States	146,700	10,709,100

			55,196,202

Auto Components 0.5%
Lear Corp.	United States	240,108	8,550,246
Valeo SA	France	202,767	10,924,853

			19,475,099

Automobiles 3.7%
Bayerische Motoren Werke AG	Germany	859,457	55,437,590
Harley-Davidson Inc.	United States	299,480	17,852,003
Hyundai Motor Co. Ltd.	South Korea	268,950	21,250,514
Peugeot SA	France	529,892	42,871,573

			137,411,680

Biotechnology 1.2%
[b]Amgen Inc.	United States	813,160	44,959,616

Building Products 0.5%
Assa Abloy AB, B	Sweden	886,200	19,626,544

Capital Markets 1.6%
The Bank of New York Co. Inc.	United States	722,616	29,945,207
Nomura Holdings Inc.	Japan	433,174	8,441,538
UBS AG	Switzerland	364,684	21,970,894

			60,357,639

Commercial Banks 10.8%
HSBC Holdings PLC	United Kingdom	4,087,609	74,495,055
Intesa Sanpaolo SpA	Italy	7,488,530	56,046,417
Kookmin Bank	South Korea	426,140	37,406,596
Mitsubishi UFJ Financial Group Inc.	Japan	4,116	45,452,966
Royal Bank of Scotland Group PLC	United Kingdom	4,838,882	61,516,005
Shinsei Bank Ltd.	Japan	6,411,000	25,924,063
Sumitomo Mitsui Financial Group Inc.	Japan	4,674	43,645,000
UniCredito Italiano SpA	Italy	6,063,647	54,409,356

			398,895,458

Commercial Services & Supplies 0.2%
Pitney Bowes Inc.	United States	187,490	8,778,282

Computers & Peripherals 1.8%
Seagate Technology	United States	3,071,238	66,860,851

Diversified Consumer Services 0.0%[c]
[b]Apollo Group Inc., A	United States	4,403	257,267

Diversified Financial Services 1.8%
ING Groep NV	Netherlands	1,483,770	65,846,721

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services 4.0%
BCE Inc.	Canada	374,423	$14,183,702
Belgacom	Belgium	233,162	10,366,193
France Telecom SA	France	1,428,670	39,444,662
KT Corp., ADR	South Korea	862,201	20,227,235
Singapore Telecommunications Ltd.	Singapore	9,337,000	20,729,244
Telefonos de Mexico SAB de CV (TELMEX), L, ADR	Mexico	475,065	18,000,213
[b]Telenor ASA	Norway	1,194,827	23,444,462

			146,395,711

Electric Utilities 0.3%
Hong Kong Electric Holdings Ltd.	Hong Kong	1,821,181	9,188,473

Electronic Equipment & Instruments 0.6%
[b]Celestica Inc.	Canada	343,812	2,148,825
[b]Flextronics International Ltd.	Singapore	641,110	6,923,988
Hitachi Ltd.	Japan	1,996,278	14,183,291

			23,256,104

Food Products 0.9%
Nestle SA	Switzerland	86,034	32,817,782

Health Care Equipment & Supplies 1.3%
[b]Boston Scientific Corp.	United States	3,115,270	47,788,242
Olympus Corp.	Japan	800	31,245

			47,819,487

Health Care Providers & Services 0.5%
[b]Tenet Healthcare Corp.	United States	2,881,768	18,760,310

Hotels, Restaurants & Leisure 1.8%
Accor SA	France	328,900	29,254,156
Compass Group PLC	United Kingdom	5,578,849	38,738,801

			67,992,957

Household Durables 1.1%
Koninklijke Philips Electronics NV	Netherlands	912,198	38,962,988

Industrial Conglomerates 6.7%
General Electric Co.	United States	2,123,410	81,284,135
Siemens AG	Germany	602,004	86,404,467
Tyco International Ltd.	United States	2,377,672	80,341,537

			248,030,139

Insurance 6.1%
ACE Ltd.	Bermuda	253,274	15,834,691
American International Group Inc.	United States	953,905	66,801,967
Aviva PLC	United Kingdom	3,245,756	48,465,894
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	175,630	32,255,568
Old Mutual PLC	United Kingdom	1,078,400	3,658,044
Standard Life Assurance Co.	United Kingdom	2,469,326	16,377,991
Torchmark Corp.	United States	253,277	16,969,559
Willis Group Holdings Ltd.	United States	622,690	27,435,721

			227,799,435

Internet & Catalog Retail 0.7%
[b]Expedia Inc.	United States	864,020	25,307,146

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
IT Services 2.1%
Accenture Ltd., A	United States	969,457	$41,580,011
Electronic Data Systems Corp.	United States	1,351,260	37,470,440

			79,050,451

Leisure Equipment & Products 1.9%
Eastman Kodak Co.	United States	1,484,649	41,317,782
FUJIFILM Holdings Corp.	Japan	643,837	28,805,504

			70,123,286

Media 11.4%
British Sky Broadcasting Group PLC	United Kingdom	2,345,437	30,146,932
[b]Comcast Corp., A	United States	1,293,102	36,155,132
[b]The Interpublic Group of Cos. Inc.	United States	2,797,188	31,887,943
Mediaset SpA	Italy	1,867,440	19,347,195
News Corp., A	United States	3,701,922	78,517,766
Pearson PLC	United Kingdom	1,838,142	31,120,460
Reed Elsevier NV	Netherlands	2,518,906	48,204,493
Time Warner Inc.	United States	2,978,172	62,660,739
[b]Viacom Inc., B	United States	1,325,938	55,198,799
Vivendi SA	France	693,875	29,966,374

			423,205,833

Office Electronics 0.7%
Konica Minolta Holdings Ltd.	Japan	1,733,800	25,608,235

Oil, Gas & Consumable Fuels 7.1%
BP PLC	United Kingdom	5,291,132	64,077,461
El Paso Corp.	United States	2,309,384	39,790,686
Eni SpA	Italy	863,977	31,454,342
Repsol YPF SA	Spain	374,418	14,822,066
Royal Dutch Shell PLC, B	United Kingdom	1,710,370	71,585,847
Total SA, B	France	487,960	39,796,007

			261,526,409

Paper & Forest Products 3.4%
International Paper Co.	United States	744,543	29,074,404
Sappi Ltd.	South Africa	956,504	17,429,628
Stora Enso OYJ, R	Finland	1,589,082	30,066,275
Svenska Cellulosa AB, B	Sweden	1,357,173	22,815,632
UPM-Kymmene OYJ	Finland	1,087,262	26,928,456

			126,314,395

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	United States	1,093,151	34,499,846
GlaxoSmithKline PLC	United Kingdom	2,224,814	58,310,075
Merck & Co. Inc.	United States	837,611	41,713,028
Novartis AG	Switzerland	644,354	36,393,751
Pfizer Inc.	United States	3,100,363	79,276,282
Sanofi-Aventis	France	640,537	52,100,854
Takeda Pharmaceutical Co. Ltd.	Japan	304,236	19,663,989

			321,957,825

Real Estate Management & Development 0.8%
Cheung Kong (Holdings) Ltd.	Hong Kong	1,199,833	15,713,176
Swire Pacific Ltd., A	Hong Kong	1,408,516	15,653,981

			31,367,157

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, June 30, 2007 (unaudited) (continued)

Templeton Growth Securities Fund	Country	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment 2.3%
[b]Infineon Technologies AG	Germany	2,227,809	$36,935,178
Samsung Electronics Co. Ltd.	South Korea	80,890	49,554,865

			86,490,043

Software 4.5%
[b]Cadence Design Systems Inc.	United States	789,718	17,342,207
Microsoft Corp.	United States	2,757,359	81,259,370
[b]Oracle Corp.	United States	3,491,900	68,825,349

			167,426,926

Specialty Retail 1.1%
[b]Chico’s FAS Inc.	United States	1,151,710	28,032,621
Kingfisher PLC	United Kingdom	2,801,150	12,742,187

			40,774,808

Wireless Telecommunication Services 3.6%
Advanced Info Service Public Co. Ltd., fgn.	Thailand	1,708,800	4,281,280
SK Telecom Co. Ltd.	South Korea	80,853	18,640,209
SK Telecom Co. Ltd., ADR	South Korea	108,491	2,967,229
Sprint Nextel Corp.	United States	2,326,780	48,187,614
Vodafone Group PLC	United Kingdom	17,714,106	59,696,735

			133,773,067

Total Common Stocks (Cost $2,837,794,157)			3,575,639,471

		Principal Amount
Short Term Investments 3.8%
U.S. Government and Agency Securities 3.8%
[d]FFCB, 1/02/08	United States	$25,000,000	24,357,925
[d]FHLB, 7/02/07	United States	3,645,000	3,644,501
7/05/07	United States	15,083,000	15,076,620
10/11/07	United States	29,691,000	29,269,091
[d]FHLMC, 8/17/07	United States	6,925,000	6,880,091
9/21/07	United States	15,300,000	15,125,289
10/29/07	United States	35,000,000	34,413,995
[d]FNMA, 9/21/07	United States	11,007,000	10,881,311

Total U.S. Government and Agency Securities (Cost $139,597,764)			139,648,823

Total Investments (Cost $2,977,391,921) 100.2%			3,715,288,294
Other Assets, less Liabilities (0.2)%			(7,755,194)

Net Assets 100.0%			$3,707,533,100

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

[a]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2007, the value of this security was $3,001, representing less than 0.01% of net assets.

[b]	Non-income producing for the twelve months ended June 30, 2007.
[c]	Rounds to less than 0.1% of net assets.
[d]	The security is traded on a discount basis with no stated coupon rate.

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (unaudited)

Templeton Growth Securities Fund
Assets:
Investments in securities:
Cost	$2,977,391,921

Value	$3,715,288,294
Cash	2,081
Receivables:
Investment securities sold	5,560,354
Capital shares sold	5,345,353
Dividends	5,547,036

Total assets	3,731,743,118

Liabilities:
Payables:
Investment securities purchased	19,490,882
Capital shares redeemed	564,588
Affiliates	3,595,271
Accrued expenses and other liabilities	559,277

Total liabilities	24,210,018

Net assets, at value	$3,707,533,100

Net assets consist of:
Paid-in capital	$2,809,519,704
Undistributed net investment income	39,033,359
Net unrealized appreciation (depreciation)	737,880,477
Accumulated net realized gain (loss)	121,099,560

Net assets, at value	$3,707,533,100

Class 1:
Net assets, at value	$409,308,275

Shares outstanding	25,076,322

Net asset value and maximum offering price per share	$16.32

Class 2:
Net assets, at value	$3,298,224,825

Shares outstanding	204,968,691

Net asset value and maximum offering price per share	$16.09

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2007 (unaudited)

Templeton Growth Securities Fund
Investment income:
Dividends (net of foreign taxes of $4,491,642)	$50,132,611
Interest	5,947,413

Total investment income	56,080,024

Expenses:
Management fees (Note 3a)	12,618,400
Distribution fees - Class 2 (Note 3c)	3,809,281
Unaffiliated transfer agent fees	565
Custodian fees (Note 4)	271,497
Reports to shareholders	247,647
Professional fees	51,546
Trustees’ fees and expenses	6,693
Other	35,432

Total expenses	17,041,061
Expense reductions (Note 4)	(11,325)

Net expenses	17,029,736

Net investment income	39,050,288

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	121,957,334
Foreign currency transactions	(76,870)

Net realized gain (loss)	121,880,464

Net change in unrealized appreciation (depreciation) on:
Investments	64,914,617
Translation of assets and liabilities denominated in foreign currencies	(85,708)

Net change in unrealized appreciation (depreciation)	64,828,909

Net realized and unrealized gain (loss)	186,709,373

Net increase (decrease) in net assets resulting from operations	$225,759,661

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Growth Securities Fund
	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$39,050,288	$48,615,354
Net realized gain (loss) from investments, foreign currency transactions and redemption in-kind (Note 8)	121,880,464	220,506,727
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	64,828,909	311,063,570

Net increase (decrease) in net assets resulting from operations	225,759,661	580,185,651

Distributions to shareholders from:
Net investment income:
Class 1	(5,889,701)	(6,338,891)
Class 2	(42,446,708)	(29,026,054)
Net realized gains:
Class 1	(16,577,798)	(15,619,027)
Class 2	(135,434,521)	(80,864,543)

Total distributions to shareholders	(200,348,728)	(131,848,515)

Capital share transactions: (Note 2)
Class 1	(9,029,501)	(460,756,992)
Class 2	455,462,245	555,937,357

Total capital share transactions	446,432,744	95,180,365

Net increase (decrease) in net assets	471,843,677	543,517,501
Net assets:
Beginning of period	3,235,689,423	2,692,171,922

End of period	$3,707,533,100	$3,235,689,423

Undistributed net investment income included in net assets:
End of period	$39,033,359	$48,319,480

The accompanying notes are an integral part of these financial statements.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of twenty-two separate funds. The Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2007 50.27% of the Fund’s shares were held through one insurance company. The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

b. Foreign Currency Translation (continued)

equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

d. Income Taxes

No provision has been made for U.S. income taxes because it is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	236,204	$3,901,573	816,455	$12,140,817
Shares issued in reinvestment of distributions	1,362,492	22,467,499	1,610,999	21,957,918
Shares redeemed in-kind (Note 8)	—	—	(24,637,081)	(376,956,857)
Shares redeemed	(2,139,767)	(35,398,573)	(7,904,739)	(117,898,870)

Net increase (decrease)	(541,071)	$(9,029,501)	(30,114,366)	$(460,756,992)

Class 2 Shares:
Shares sold	24,577,774	$401,729,426	44,417,686	$652,914,455
Shares issued in reinvestment of distributions	10,921,155	177,577,983	8,154,097	109,754,141
Shares redeemed in-kind (Note 8)	—	—	(1,903,026)	(28,650,852)
Shares redeemed	(7,645,221)	(123,845,164)	(12,095,685)	(178,080,387)

Net increase (decrease)	27,853,708	$455,462,245	38,573,072	$555,937,357

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Limited (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

3. TRANSACTIONS WITH AFFILIATES (continued)

a. Management Fees

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund’s Board of Trustees has adopted a distribution plan for Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% per year of its average daily net assets. The Board of Trustees has agreed to limit the current rate to 0.25% per year.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2006, the Fund deferred realized currency losses of $45,089.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

5. INCOME TAXES (continued)

At June 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,978,103,571

Unrealized appreciation	$774,013,986
Unrealized depreciation	(36,829,263)

Net unrealized appreciation (depreciation)	$737,184,723

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2007, aggregated $858,884,513 and $398,179,215, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REDEMPTION IN-KIND

During the year ended December 31, 2006, the Fund realized $68,398,083 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (“marketing support”), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the “Company”), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Templeton Variable Insurance Products Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Growth Securities Fund

9. REGULATORY AND LITIGATION MATTERS (continued)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (“FIN 48”), on June 29, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has determined that the adoption of FIN 48 did not have a material impact on the Fund’s financial statements.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

Franklin Templeton Variable Insurance Products Trust

Tax Designation (unaudited)

Templeton Growth Securities Fund

At December 31, 2006, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid, and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders of record.

	Class 1		Class 2
Country	Foreign Tax Paid per Share	Foreign Source Income per Share	Foreign Tax Paid per Share	Foreign Source Income per Share
Belgium	0.0004	0.0021	0.0004	0.0019
Bermuda	0.0000	0.0027	0.0000	0.0025
Canada	0.0007	0.0101	0.0007	0.0092
Finland	0.0015	0.0075	0.0015	0.0068
France	0.0027	0.0141	0.0027	0.0128
Germany	0.0024	0.0139	0.0024	0.0127
Hong Kong	0.0000	0.0083	0.0000	0.0076
Italy	0.0013	0.0064	0.0013	0.0058
Japan	0.0007	0.0079	0.0007	0.0072
Mexico	0.0000	0.0019	0.0000	0.0018
Netherlands	0.0023	0.0117	0.0023	0.0106
Norway	0.0003	0.0014	0.0003	0.0012
Portugal	0.0004	0.0022	0.0004	0.0020
Singapore	0.0000	0.0003	0.0000	0.0002
South Africa	0.0000	0.0012	0.0000	0.0011
South Korea	0.0011	0.0048	0.0011	0.0044
Spain	0.0005	0.0040	0.0005	0.0037
Sweden	0.0005	0.0026	0.0005	0.0024
Switzerland	0.0019	0.0103	0.0019	0.0093
Thailand	0.0001	0.0005	0.0001	0.0004
United Kingdom	0.0000	0.0713	0.0000	0.0648

Total	$0.0168	$0.1852	$0.0168	$0.1684

Foreign Tax Paid per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends.

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007

A Special Meeting of Shareholders of the Trust was held at the Trust’s offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 3, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust; to approve amendments to certain of the Templeton Growth Securities Fund’s (the “Fund”) fundamental investment restrictions (including eight (8) Sub-Proposals); to approve the elimination of certain of the Fund’s fundamental investment restrictions; and to approve the reclassification of certain investment policies as non-fundamental. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Rupert H. Johnson, Jr. were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Agreement and Plan of Reorganization providing for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust, amendments to certain of the Fund’s fundamental investment restrictions (including eight (8) Sub-Proposals), the elimination of certain of the Fund’s fundamental investment restrictions, and to approve the reclassification of certain investment policies as non-fundamental. No other business was transacted at the meeting.

Proposal 1. The Election of Trustees:

Name	For	% of Outstanding Shares	% of Voted Shares	Withheld	% of Outstanding Shares	% of Voted Shares
Harris J. Ashton	1,011,012,427.187	55.634%	97.002%	31,251,416.600	1.720%	2.998%
Robert F. Carlson	1,010,840,326.007	55.625%	96.985%	31,423,517.780	1.729%	3.015%
Sam Ginn	1,011,397,159.876	55.655%	97.038%	30,866,683.911	1.699%	2.962%
Edith E. Holiday	1,011,335,805.767	55.652%	97.033%	30,928,038.020	1.702%	2.967%
Frank W. T. LaHaye	1,010,567,216.292	55.610%	96.959%	31,696,627.495	1.744%	3.041%
Frank A. Olson	1,010,579,751.121	55.611%	96.960%	31,684,092.666	1.743%	3.040%
Larry D. Thompson	1,012,933,708.914	55.740%	97.186%	29,330,134.873	1.614%	2.814%
John B. Wilson	1,013,303,004.132	55.760%	97.221%	28,960,839.655	1.594%	2.779%
Charles B. Johnson	1,012,016,202.630	55.690%	97.098%	30,247,641.157	1.664%	2.902%
Rupert H. Johnson, Jr.	1,012,379,462.509	55.710%	97.133%	29,884,381.278	1.644%	2.867%

Proposal 2. To approve an Agreement and Plan of Reorganization that provides for the reorganization of the Trust from a Massachusetts business trust to a Delaware statutory trust:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	153,072,974.829	75.380%	88.640%
Against	3,725,321.503	1.835%	2.157%
Abstain	7,641,306.551	3.763%	4.425%
Broker Non-votes	8,250,514.808	4.063%	4.778%

Total	172,690,117.691	85.041%	100.000%

`

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals):

(a) To amend the Fund’s fundamental investment restriction regarding borrowing:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	156,977,404.176	77.303%	90.901%
Against	6,776,270.264	3.337%	3.924%
Abstain	8,936,443.251	4.401%	5.175%

Total	172,690,117.691	85.041%	100.000%

(b) To amend the Fund’s fundamental investment restriction regarding underwriting:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,921,967.616	78.260%	92.027%
Against	5,109,815.066	2.517%	2.959%
Abstain	8,658,335.009	4.264%	5.014%

Total	172,690,117.691	85.041%	100.000%

(c) To amend the Fund’s fundamental investment restriction regarding lending:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,250,807.944	77.930%	91.639%
Against	6,234,349.854	3.070%	3.610%
Abstain	8,204,959.893	4.041%	4.751%

Total	172,690,117.691	85.041%	100.000%

(d) To amend the Fund’s fundamental investment restriction regarding investments in real estate:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,858,598.541	78.229%	91.991%
Against	5,580,033.192	2.748%	3.231%
Abstain	8,251,485.958	4.064%	4.778%

Total	172,690,117.691	85.041%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 3. To approve amendments to certain of the Fund’s fundamental investment restrictions (includes eight (8) Sub-Proposals): (continued)

(e) To amend the Fund’s fundamental investment restriction regarding investments in commodities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,241,471.530	77.925%	91.633%
Against	5,871,583.255	2.892%	3.400%
Abstain	8,577,062.906	4.224%	4.967%

Total	172,690,117.691	85.041%	100.000%

(f) To amend the Fund’s fundamental investment restriction regarding issuing senior securities:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,971,359.700	78.285%	92.056%
Against	5,409,586.804	2.664%	3.132%
Abstain	8,309,171.187	4.092%	4.812%

Total	172,690,117.691	85.041%	100.000%

(g) To amend the Fund’s fundamental investment restriction regarding industry concentration:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	158,663,612.709	78.133%	91.878%
Against	5,548,929.818	2.733%	3.213%
Abstain	8,477,575.164	4.175%	4.909%

Total	172,690,117.691	85.041%	100.000%

(h) To amend the Fund’s fundamental investment restriction regarding diversification of investments:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	161,033,746.970	79.300%	93.250%
Against	3,959,501.490	1.950%	2.293%
Abstain	7,696,869.231	3.791%	4.457%

Total	172,690,117.691	85.041%	100.000%

Franklin Templeton Variable Insurance Products Trust

Templeton Growth Securities Fund

Meeting of Shareholders, March 21, 2007 and Reconvened on April 3, 2007 (continued)

Proposal 4. To approve the elimination of certain of the Fund’s fundamental investment restrictions:

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	160,282,931.162	78.931%	92.815%
Against	5,817,716.895	2.865%	3.369%
Abstain	6,589,469.634	3.245%	3.816%

Total	172,690,117.691	85.041%	100.000%

Proposal 5. To approve the reclassification of certain investment policies as non-fundamental

	Shares Voted	% of Outstanding Shares	% of Voted Shares
For	157,732,539.534	77.675%	91.338%
Against	6,208,255.463	3.057%	3.596%
Abstain	8,749,322.694	4.309%	5.066%

Total	172,690,117.691	85.041%	100.000%

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Bloomberg World Communications Index is a market capitalization-weighted index designed to measure equity performance of the communications sector of the Bloomberg World Index.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

CS High Yield Index is designed to mirror the investible universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Local bond market returns are from country subindexes of the JPM EMBI Global.

J.P. Morgan (JPM) Government Bond Index (GBI)-Emerging Markets (EM) tracks total returns for liquid, fixed-rate, domestic currency emerging market government bonds. Local bond market returns are from country subindexes of the JPM GBI-EM.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lehman Brothers (LB) U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers (LB) U.S. Government: Intermediate Index is the intermediate component of the LB U.S. Government Index. The index includes securities issued by the U.S. government or agency. These include obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/07, there were 128 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/07, there were 58 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/07, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Classification Average is an equally weighted average calculation for performance figures for all funds within the Lipper High Current Yield Funds in the Lipper VIP underlying funds universe. Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/07, there were 105 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2- and 5-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index is market capitalization weighted and measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represent approximately 17% of total market capitalization of the Russell 3000 Index.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index is market capitalization weighted and measures performance of the 3,000 largest U.S. companies based on total market capitalization, which represent approximately 98% of the investible U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Index is market capitalization weighted and measures performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of total market capitalization of the Russell 1000 Index.

Standard & Poor’s 500 Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s (S&P)/Citigroup BMI Global REIT Index is designed to measure performance of the investible universe of publicly traded real estate investment trusts. Index constituents generally derive more than 60% of revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held April 17, 2007, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management’s explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE.    The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE.    The Board placed significant emphasis on the investment performance of each of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class 1 shares, or Class 2 shares for those Funds having only Class 2 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended January 31, 2007, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Flex Cap Growth Securities Fund – The performance universe for this Fund, which has been in operation for only one full year, consisted of the Fund and all multi-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such universe. In light of its limited period of operation, the Board felt that no meaningful record of performance had been established, but noted management’s statement that the Fund emphasized high-quality growth stocks, which generally underperformed the market during the past year.

Franklin Global Communications Securities Fund – The performance universe for this Fund consisted of the Fund and all specialty and miscellaneous funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the highest quintile of its performance universe for the one-year period as well as the previous three- and five-year annualized periods and its income return for the one-year period to be in the middle quintile of its performance universe, and the highest quintile of such universe for the previous three- and five-year periods on an annualized basis. There was no meaningful universe in existence for earlier periods. The Board was satisfied with such performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period and on an annualized basis in each of the previous three-, five- and 10-year periods to be in the highest quintile of such performance universe. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such universe, and on an annualized basis for each of the previous three- and five-year periods to be in the lowest quintile and for the previous 10-year period to be in the middle quintile of such performance universe. The Board noted, however, that the Fund’s actual level of total return was relatively high, being in excess of 15% for the one-year period and 8.5% for the annualized previous 10-year period as shown in the Lipper report. The Board found such performance to be acceptable and also noted that recent changes had been made to the management team for the Fund.

Franklin High Income Securities Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the middle quintile of such universe, and on an annualized basis to be in the middle quintile of such universe for the previous three-year period and in the highest quintile of such universe for the previous five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the middle quintile of its performance universe for the one-year period as well as the previous three-year period on an annualized basis and in the second-lowest and lowest quintiles of such universe, respectively, for the previous five- and 10-year periods on an annualized basis. The Board found such performance to be acceptable.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all mixed-asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the highest quintile of such universe for the one-year period and to also be in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the highest quintile of its performance universe for the one-year period and in the highest quintile of such universe for each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

in the second-lowest quintile of such universe for the one-year period, and on an annualized basis to be in the lowest quintile of such universe for the previous three- and five-year periods and the second-highest quintile of such universe for the previous 10-year period. In discussing such performance, management advised the Board that it believed the Lipper universe contained funds that differed from the Fund in terms of investment objectives and that the Fund’s performance was favorable in comparison with a large-cap growth peer group that it believed more appropriate. Management also advised the Board that Lipper concurred with this view and would use a large-cap growth-oriented universe in future reports. The Board believed such performance to be acceptable based on such discussions.

Franklin Large Cap Value Securities Fund – The performance universe for this Fund, which has been in operation for only one full year, consisted of the Fund and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe. In light of its limited period of operation, the Board felt that no meaningful record of performance had been established, but noted the Fund’s relatively high actual level of return, which exceeded 15% for such one-year period as set forth in the Lipper report.

Franklin Money Market Fund – The performance universe for this Fund consisted of the Fund and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe during the one-year period and to be in the second-lowest quintile of such universe during the previous three-, five- and 10-year periods on an annualized basis. The Board found such performance to be acceptable noting this was the smallest Fund within the Trust and that it was managed conservatively with a high-quality portfolio.

Franklin Real Estate Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the lowest quintile of such universe for the one-year period and on an annualized basis to be in the lowest quintile of such universe for the previous three-, five- and 10-year periods. The Board noted that the Fund’s actual level of total return was relatively high, being 19.98% for the one-year period and exceeding 20% for the previous three- and five-year periods on an annualized basis as set forth in the Lipper report. The Board found such performance acceptable, noting that a new investment management agreement along with a change to a global investment mandate were being presented for shareholder consideration at a Board meeting to be held within the next month.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such universe for the one-year period, and on an annualized basis to be in the middle quintile of such universe for the previous three- and five-year periods and the second-highest quintile for the previous 10-year period. The Lipper report showed the Fund’s total return to be in the middle quintile of the performance universe for the one-year period and on an annualized basis to be in the lowest quintile for the previous three-year period, but in the highest quintile of such universe for the previous five- and 10-year periods. The Board was satisfied with such performance.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of such performance universe, and on an annualized basis to be in the highest quintile of such universe during the previous three-year period and the middle quintile of such universe during the previous five-year period. The Fund has not been in existence for a full 10-year period. The Board was satisfied with such performance.

Franklin Small-Mid Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the middle quintile of such universe, and on an annualized basis to be in the second-lowest quintile of such universe for each of the previous three- and five-year periods and the middle quintile of such universe for the previous 10-year period. In discussing this performance with the Board, management pointed out steps that it had recently taken to enhance this Fund’s investment management process and to expand the Fund’s scope of investments by increasing its

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

maximum market cap restriction, which it believed would improve performance. The Board found such performance to be acceptable, noting these changes.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second-highest quintile of such performance universe for the one-year period, and on an annualized basis to be in the middle and second-lowest quintiles, respectively, during the previous three- and five-year periods. The Fund has not been in existence for a full 10-year period. The Lipper report showed the Fund’s total return to be in the highest quintile of such universe during the one-year period as well as during the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe and on an annualized basis to also be in the highest quintile of such universe for the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return to be in the highest quintile of such universe for the one-year period, and on an annualized basis to be in either the highest or next to highest quintile of such universe during the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Franklin Zero Coupon Fund 2010 – The performance universe for this Fund consisted of the Fund and five other target maturity funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be above the median of such universe and on an annualized basis to be above the median for the previous three-, five- and 10-year periods. There was no meaningful universe for the 10-year period. The Lipper report showed the Fund’s total return to be above the median of the performance universe during the one-year period and in each of the previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with such performance.

Mutual Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-highest quintile of such universe and on an annualized basis to be in the highest or second-highest quintile of such universe for each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe, and on an annualized basis to also be in the highest or second-highest quintile for each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of the performance universe and on an annualized basis to also be in the highest quintile during the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe and on an annualized basis to be in the lowest quintile during the previous three- and 10-year periods and the middle quintile of such universe during the previous five-year period. The Board found such performance to be acceptable, noting the Fund’s conservative value approach to investing and relatively high actual level of total return, which exceeded 15% for the one-year period and 25% and 24%, respectively, for the annualized three- and five-year periods as shown by Lipper.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe and on an annualized basis to be in the lowest quintile during the previous three- and five-year periods, and the second-lowest quintile of such universe during the previous 10-year

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

period. In discussing this performance, management cited its disciplined and long-term value approach and other factors, including lagging stock selection in certain areas such as the financial sector. In finding such performance acceptable, the Board noted the points raised by management as well as the relatively high actual level of the Fund’s total return as shown in the Lipper report, which exceeded 16.5% for the one-year period.

Templeton Global Asset Allocation Fund – The performance universe for this Fund consisted of the Fund and all global flexible portfolio funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Templeton Global Income Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second-lowest quintile of such performance universe, but on an annualized basis to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of its performance universe and on an annualized basis to be in the highest or second-highest quintile of such universe during each of the previous three-, five- and 10-year periods. The Board was satisfied with such performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second-lowest quintile of such performance universe and on an annualized basis to also be in the middle quintile of such universe for the previous three- and five-year periods, and the highest quintile for the previous 10-year period. The Board was satisfied with this performance, noting that the Fund’s total return for the one-year period exceeded 19% as shown in the Lipper report.

COMPARATIVE EXPENSES.    Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund’s management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares, or Class 2 shares for those Funds having only Class 2 shares. The results of such comparisons showed that both the contractual investment management fee rates and actual total expenses of the following Funds were in the least expensive quintile of their respective Lipper expense groups: Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin High Income Securities Fund, Franklin Real Estate Fund, and Franklin Small Cap Value Securities Fund. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds. The contractual investment management fee rate for each of the following Funds were below the median and their actual total expenses were in the least or second least expensive quintiles of their respective Lipper expense groups: Franklin U.S. Government Fund, Franklin Strategic Income Securities Fund, Templeton Foreign Securities Fund, Templeton Global Income Securities Fund, Franklin Income Securities Fund and Franklin Rising Dividend Securities Fund. The Board was satisfied with the comparative contractual investment management fees and expenses of these Funds. The contractual investment management fee rate of Franklin Small Mid-Cap Growth Securities Fund was slightly above the median of its Lipper expense group with total expenses being slightly below the median of its Lipper expense group. The Board found such comparative expenses to be acceptable. The contractual investment management fee rates for Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were in the most expensive quintiles of their Lipper expense groups, but in each case total expenses were below the median of such groups. The Board was satisfied with the comparative expenses of these Funds, noting that expenses were subsidized

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

through fee waivers. The contractual investment management fee rate as well as actual expenses for Franklin Large Cap Growth Securities Fund was slightly above the median of its Lipper expense group. The Board found the comparative expenses of this Fund to be acceptable, noting that both the contractual investment management fee and total expenses were within one basis point of the expense group median. The contractual investment management fee rate and actual total expenses of Templeton Global Asset Allocation Fund were each slightly above the Lipper expense group median and the Board found such comparative expenses acceptable, noting the good performance of this Fund. The contractual investment management fee rate of Franklin Zero Coupon Fund 2010 was at the median of its Lipper expense group and its actual total expenses were the lowest of the three funds comprising such group. The Board was satisfied with such comparative expenses. The contractual investment management fee rate as well as the actual total expenses of Franklin Money Market Fund was in the most expensive quintile of that Fund’s Lipper expense group. In discussing such expense comparisons, management stated that this Fund, which was already the smallest of its variable insurance funds, was continuously decreasing in size as the result of the discontinuance of sales to new investors by the insurance company who historically had utilized this Fund and whose accounts held substantially all of the Fund’s shares. Management further explained that such small size and its continuous reduction resulted in higher expense ratios for reasons including the inability to reach breakpoint levels provided in its management fee structure. The Board found the comparative expenses of the Fund to be acceptable in view of management’s explanation. The contractual investment fee rate for Templeton Growth Securities Fund was in the second most expensive quintile of its Lipper expense group while its actual total expenses were in the second least expensive quintile of such group. The Board found such expenses acceptable. The contractual investment management fee rate of Templeton Developing Markets Securities Fund was in the most expensive quintile of its expense group, while its total expenses were in the second most expensive quintile of such group. The Board found such expenses acceptable, noting factors raised by management, such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in emerging markets geographical areas. The contractual investment fee rates of both Mutual Discovery Securities Fund and Mutual Shares Securities Fund, as well as the actual total expenses of such Funds were in either the most expensive or second most expensive quintiles of their respective Lipper expense groups. In discussing these comparative expenses, management stated its view that the expenses of both Funds were at an appropriate level in view of their consistently superior investment performance, the quality and experience of their portfolio managers and the research driven fundamental value strategy employed in their portfolio selections. The Board found the comparative expenses of these Funds to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY.    The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds’ Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

Franklin Templeton Variable Insurance Products Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

ECONOMIES OF SCALE.    The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. All of the Funds have management fee breakpoints that extend beyond their existing asset size and to the extent economies of scale may be realized by the Manager and its affiliates, the Board believed the schedule of investment management fees provide a sharing of benefits for each Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold to insurance company separate accounts (Separate Account) to serve as the investment vehicles for both variable annuity and variable life insurance contracts.

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2007 08/07

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases. N/A

Item 10.	Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GABMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GABMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date August 27, 2007

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date August 27, 2007